UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07319

Fidelity Covington Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

(Address of principal executive offices) (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant’s telephone number, including area code: 617-563-7000

Date of fiscal year end: July 31

Date of reporting period: January 31, 2022

Item 1. Reports to Stockholders

Fidelity® MSCI Communication Services Index ETF
Fidelity® MSCI Consumer Discretionary Index ETF
Fidelity® MSCI Consumer Staples Index ETF
Fidelity® MSCI Energy Index ETF
Fidelity® MSCI Financials Index ETF
Fidelity® MSCI Health Care Index ETF
Fidelity® MSCI Industrials Index ETF
Fidelity® MSCI Information Technology Index ETF
Fidelity® MSCI Materials Index ETF
Fidelity® MSCI Real Estate Index ETF
Fidelity® MSCI Utilities Index ETF
Semi-Annual Report
January 31, 2022

To view a fund’s proxy voting guidelines and proxy voting record for the period ended June, 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission’s (SEC) web site at http://www.sec.gov. You may also call 1-800-FIDELITY to request a free copy of the proxy voting guidelines.
The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.
Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.
© 2022 FMR LLC. All Rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund’s Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio holdings, view the most recent holdings listing on Fidelity’s web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE
Neither the funds nor Fidelity Distributors Corporation is a bank.
Semi-Annual Report	2

Note to Shareholders:
Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.
In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.
Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.
3	Semi-Annual Report

Fidelity® MSCI Communication Services Index ETF
Investment Summary (Unaudited)
Top Ten Stocks as of January 31, 2022
% of fund's net assets
Facebook, Inc. Class A	17.4
Alphabet, Inc. Class A	11.6
Alphabet, Inc. Class C	10.9
The Walt Disney Co.	5.7
Verizon Communications, Inc.	4.9
AT&T, Inc.	4.8
Comcast Corp. Class A	4.7
Netflix, Inc.	3.1
Charter Communications, Inc. Class A	2.2
T-Mobile US, Inc.	2.0
67.3

Industries as of January 31, 2022
* Includes short-term investments and net other assets.

Semi-Annual Report	4

Fidelity® MSCI Consumer Discretionary Index ETF
Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2022
% of fund's net assets
Amazon.com, Inc.	21.0
Tesla, Inc.	13.5
The Home Depot, Inc.	7.0
McDonald's Corp.	3.5
NIKE, Inc. Class B	3.4
Lowe's Cos., Inc.	3.0
Starbucks Corp.	2.1
Target Corp.	2.0
Booking Holdings, Inc.	1.9
The TJX Cos., Inc.	1.6
59.0

Industries as of January 31, 2022
* Includes short-term investments and net other assets.

5	Semi-Annual Report

Fidelity® MSCI Consumer Staples Index ETF
Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2022
% of fund's net assets
The Procter & Gamble Co.	13.9
The Coca-Cola Co.	8.4
PepsiCo, Inc.	8.1
Costco Wholesale Corp.	7.5
Walmart, Inc.	7.2
Philip Morris International, Inc.	4.8
Mondelez International, Inc. Class A	3.8
Altria Group, Inc.	3.7
The Estee Lauder Cos., Inc. Class A	2.9
Colgate-Palmolive Co.	2.7
63.0

Industries as of January 31, 2022
* Includes short-term investments and net other assets.

Semi-Annual Report	6

Fidelity® MSCI Energy Index ETF
Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2022
% of fund's net assets
Exxon Mobil Corp.	21.3
Chevron Corp.	16.8
ConocoPhillips	7.9
EOG Resources, Inc.	4.3
Schlumberger N.V.	3.6
Pioneer Natural Resources Co.	3.4
Marathon Petroleum Corp.	3.0
Phillips 66	2.5
The Williams Cos., Inc.	2.4
Kinder Morgan, Inc.	2.4
67.6

Industries as of January 31, 2022
* Includes short-term investments and net other assets.

7	Semi-Annual Report

Fidelity® MSCI Financials Index ETF
Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2022
% of fund's net assets
JPMorgan Chase & Co.	8.4
Berkshire Hathaway, Inc. Class B	7.8
Bank of America Corp.	6.6
Wells Fargo & Co.	4.1
Morgan Stanley	2.6
Citigroup, Inc.	2.5
The Charles Schwab Corp.	2.4
BlackRock, Inc.	2.3
American Express Co.	2.3
Goldman Sachs Group, Inc.	2.3
41.3

Industries as of January 31, 2022
* Includes short-term investments and net other assets.

Semi-Annual Report	8

Fidelity® MSCI Health Care Index ETF
Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2022
% of fund's net assets
Johnson & Johnson	7.8
UnitedHealth Group, Inc.	7.6
Pfizer, Inc.	5.1
AbbVie, Inc.	4.1
Thermo Fisher Scientific, Inc.	3.9
Abbott Laboratories	3.9
Merck & Co., Inc.	3.5
Eli Lilly & Co.	3.4
Danaher Corp.	3.1
Bristol-Myers Squibb Co.	2.5
44.9

Industries as of January 31, 2022
* Includes short-term investments and net other assets.

9	Semi-Annual Report

Fidelity® MSCI Industrials Index ETF
Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2022
% of fund's net assets
Union Pacific Corp.	4.1
United Parcel Service, Inc. Class B	3.8
Honeywell International, Inc.	3.6
Raytheon Technologies Corp.	3.5
The Boeing Co.	2.8
Deere & Co.	2.8
Caterpillar, Inc.	2.8
General Electric Co.	2.6
Lockheed Martin Corp.	2.5
3M Co.	2.4
30.9

Industries as of January 31, 2022
* Includes short-term investments and net other assets.

Semi-Annual Report	10

Fidelity® MSCI Information Technology Index ETF
Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2022
% of fund's net assets
Apple, Inc.	23.0
Microsoft Corp.	17.6
NVIDIA Corp.	4.9
Visa, Inc. Class A	3.0
Mastercard, Inc. Class A	2.7
Adobe, Inc.	2.0
Broadcom, Inc.	1.9
Cisco Systems, Inc.	1.9
Salesforce.com, Inc.	1.8
Accenture PLC Class A	1.8
60.6

Industries as of January 31, 2022
* Includes short-term investments and net other assets.

11	Semi-Annual Report

Fidelity® MSCI Materials Index ETF
Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2022
% of fund's net assets
Linde PLC	13.1
The Sherwin-Williams Co.	5.7
Air Products & Chemicals, Inc.	5.0
Freeport-McMoRan, Inc.	4.4
Newmont Corp.	3.9
Ecolab, Inc.	3.9
Dow, Inc.	3.5
DuPont de Nemours, Inc.	3.2
PPG Industries, Inc.	3.0
Corteva, Inc.	2.8
48.5

Industries as of January 31, 2022
* Includes short-term investments and net other assets.

Semi-Annual Report	12

Fidelity® MSCI Real Estate Index ETF
Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2022
% of fund's net assets
Prologis, Inc.	7.3
American Tower Corp.	7.3
Crown Castle International Corp.	5.0
Equinix, Inc.	4.1
Public Storage	3.6
Simon Property Group, Inc.	3.1
Digital Realty Trust, Inc.	2.7
Realty Income Corp.	2.4
Welltower, Inc.	2.3
SBA Communications Corp.	2.3
40.1

Industries as of January 31, 2022
* Includes short-term investments and net other assets.

13	Semi-Annual Report

Fidelity® MSCI Utilities Index ETF
Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2022
% of fund's net assets
NextEra Energy, Inc.	13.6
Duke Energy Corp.	7.2
The Southern Co.	6.5
Dominion Energy, Inc.	5.8
Exelon Corp.	5.0
American Electric Power Co., Inc.	4.0
Sempra Energy	3.9
Xcel Energy, Inc.	3.3
Public Service Enterprise Group, Inc.	3.0
Eversource Energy	2.7
55.0

Industries as of January 31, 2022
* Includes short-term investments and net other assets.

Semi-Annual Report	14

Fidelity® MSCI Communication Services Index ETF
Schedule of Investments January 31, 2022 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.9%
	Shares	Value
DIVERSIFIED TELECOMMUNICATION SERVICES – 13.3%
Alternative Carriers – 3.0%
Anterix, Inc. (a)	9,806	$ 502,656
Bandwidth, Inc. Class A (a)	16,748	1,048,592
Cogent Communications Holdings, Inc.	33,437	2,126,928
EchoStar Corp. Class A (a)	31,847	754,455
Globalstar, Inc. (a)	540,114	577,922
Iridium Communications, Inc. (a)	91,492	3,282,733
Liberty Global PLC Class A (a)	122,448	3,320,790
Liberty Global PLC Class C (a)	171,869	4,647,338
Liberty Latin America Ltd. Class A (a)	41,796	457,248
Liberty Latin America Ltd. Class C (a)	123,401	1,333,965
Lumen Technologies, Inc.	431,012	5,327,308
		23,379,935
Integrated Telecommunication Services – 10.3%
AT&T, Inc.	1,480,506	37,752,903
ATN International, Inc.	10,099	400,728
Consolidated Communications Holdings, Inc. (a)	62,189	447,139
Frontier Communications Parent, Inc. (a)	122,051	3,253,879
IDT Corp. Class B (a)	16,539	620,709
Radius Global Infrastructure, Inc. (a)	49,346	679,001
Verizon Communications, Inc.	721,174	38,388,092
		81,542,451
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		104,922,386
ENTERTAINMENT – 17.5%
Interactive Home Entertainment – 4.8%
Activision Blizzard, Inc.	193,645	15,299,891
Electronic Arts, Inc.	76,770	10,184,308
Skillz, Inc. (a)	64,092	308,282
Take-Two Interactive Software, Inc. (a)	39,231	6,407,992
Zynga, Inc. Class A (a)	609,624	5,529,290
		37,729,763
Movies & Entertainment – 12.7%
AMC Entertainment Holdings, Inc. Class A (a)	167,886	2,696,249
Cinemark Holdings, Inc. (a)	74,918	1,131,262
CuriosityStream, Inc. (a)	12,836	56,863
IMAX Corp. (a)	37,290	643,253
Liberty Media Corp-Liberty Braves Class A (a)	7,660	214,863
Liberty Media Corp-Liberty Braves Class C (a)	31,037	837,999
Liberty Media Corp-Liberty Formula One Class C (a)	90,714	5,463,704

	Shares	Value

Lions Gate Entertainment Corp. Class A (a)	43,711	$ 685,388
Lions Gate Entertainment Corp. Class B (a)	90,616	1,321,181
Live Nation Entertainment, Inc. (a)	59,672	6,534,681
Madison Square Garden Entertainment Corp. (a)	18,183	1,287,902
Madison Square Garden Sports Corp. Class A (a)	11,496	1,909,141
Netflix, Inc. (a)	57,741	24,663,491
Roku, Inc. (a)	33,817	5,547,679
The Marcus Corp. (a)	15,124	254,839
The Walt Disney Co. (a)	317,444	45,384,969
World Wrestling Entertainment, Inc. Class A	35,202	1,757,988
		100,391,452
TOTAL ENTERTAINMENT		138,121,215
INTERACTIVE MEDIA & SERVICES – 46.8%
Interactive Media & Services – 46.8%
Alphabet, Inc. Class A (a)	33,872	91,660,003
Alphabet, Inc. Class C (a)	31,566	85,669,177
Angi, Inc. (a)	51,458	441,510
Bumble, Inc. Class A (a)	52,976	1,563,322
Cargurus, Inc. (a)	60,779	1,938,850
Cars.com, Inc. (a)	52,160	812,653
Eventbrite, Inc. Class A (a)	52,325	749,817
EverQuote, Inc. Class A (a)	12,466	205,190
Facebook, Inc. Class A (a)	436,961	136,882,403
fuboTV, Inc. (a)	32,603	350,156
IAC/InterActive Corp. (a)	37,367	5,102,090
j2 Global, Inc. (a)	32,872	3,453,532
Match Group, Inc. (a)	69,971	7,885,732
MediaAlpha, Inc. Class A (a)	9,897	146,971
Pinterest, Inc. Class A (a)	169,915	5,022,688
QuinStreet, Inc. (a)	37,812	608,395
Snap, Inc. Class A (a)	252,613	8,220,027
TripAdvisor, Inc. (a)	75,068	2,038,096
TrueCar, Inc. (a)	67,219	231,233
Twitter, Inc. (a)	209,136	7,844,692
Vimeo, Inc. (a)	109,031	1,597,304
Yelp, Inc. (a)	56,104	1,937,832
ZipRecruiter, Inc. (a)	16,558	359,143
ZoomInfo Technologies, Inc. Class A (a)	78,942	4,172,874
TOTAL INTERACTIVE MEDIA & SERVICES		368,893,690
MEDIA – 19.9%
Advertising – 2.5%
Advantage Solutions, Inc. (a)	46,476	338,345
Boston Omaha Corp. Class A (a)	12,281	324,096

See accompanying notes which are an integral part of the financial statements.
15	Semi-Annual Report

Fidelity® MSCI Communication Services Index ETF
Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
MEDIA – continued
Advertising – continued
Cardlytics, Inc. (a)	24,199	$ 1,623,753
Clear Channel Outdoor Holdings, Inc. (a)	238,020	728,341
Loyalty Ventures, Inc. (a)	14,449	423,500
Magnite, Inc. (a)	90,804	1,232,210
Omnicom Group, Inc.	85,963	6,478,172
PubMatic, Inc. (a)	5,112	125,500
Stagwell, Inc. (a)	44,382	331,534
TechTarget, Inc. (a)	18,993	1,575,279
The Interpublic Group of Cos., Inc.	160,671	5,710,247
Thryv Holdings, Inc. (a)	13,517	438,356
		19,329,333
Broadcasting – 4.9%
AMC Networks, Inc. Class A (a)	20,631	879,500
Discovery, Inc. Class A (a)	126,552	3,532,066
Discovery, Inc. Class C (a)	181,859	4,973,844
Entercom Communications Corp. (a)	81,780	197,908
Fox Corp. Class A	136,186	5,530,513
Fox Corp. Class B	108,595	4,037,562
Gray Television, Inc.	61,007	1,271,996
Hemisphere Media Group, Inc. (a)	12,622	81,917
iHeartMedia, Inc. Class A (a)	88,083	1,774,872
Nexstar Media Group, Inc. Class A	26,684	4,413,000
Sinclair Broadcast Group, Inc. Class A	37,235	1,023,218
TEGNA, Inc.	161,893	3,134,248
The E.W. Scripps Co. Class A	40,121	822,481
ViacomCBS, Inc. Class B	197,829	6,617,380
		38,290,505
Cable & Satellite – 11.1%
Altice USA, Inc. Class A (a)	168,423	2,428,660
Cable One, Inc.	2,805	4,332,968
Charter Communications, Inc. Class A (a)	29,584	17,553,370
Comcast Corp. Class A	745,195	37,252,298
DISH Network Corp. Class A (a)	130,987	4,112,992
Liberty Broadband Corp. Class A (a)	19,466	2,848,849
Liberty Broadband Corp. Class C (a)	47,258	7,013,560
Liberty Media Corp-Liberty SiriusXM Class A (a)	63,937	2,957,086
Liberty Media Corp-Liberty SiriusXM Class C (a)	92,423	4,300,442

	Shares	Value

Sirius XM Holdings, Inc.	668,388	$ 4,250,948
WideOpenWest, Inc. (a)	39,337	732,061
		87,783,234
Publishing – 1.4%
Gannett Co., Inc. (a)	94,735	460,412
John Wiley & Sons, Inc. Class A	34,652	1,758,589
News Corp. Class A	206,335	4,588,891
Scholastic Corp.	20,818	853,954
The New York Times Co. Class A	92,874	3,717,746
		11,379,592
TOTAL MEDIA		156,782,664
WIRELESS TELECOMMUNICATION SERVICES – 2.4%
Wireless Telecommunication Services – 2.4%
Gogo, Inc. (a)	37,448	466,228
Shenandoah Telecommunications Co.	39,168	891,855
Telephone & Data Systems, Inc.	76,722	1,519,096
T-Mobile US, Inc. (a)	143,862	15,561,552
United States Cellular Corp. (a)	12,600	385,812
TOTAL WIRELESS TELECOMMUNICATION SERVICES		18,824,543
TOTAL COMMON STOCKS (Cost $693,898,585)		787,544,498
Money Market Fund – 0.1%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 0.01% (b) (Cost $1,088,000)	1,088,000	1,088,000
TOTAL INVESTMENT IN SECURITIES – 100.0% (Cost $694,986,585)		788,632,498
NET OTHER ASSETS (LIABILITIES) – 0.0%		2,367
NET ASSETS – 100.0%		$ 788,634,865

Legend
(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	16

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contract
CME E-mini S&P Communication Services Select Sector Index Contracts (United States)	11	March 2022	$1,062,600	$(35,355)	$(35,355)
The notional amount of futures purchased as a percentage of Net Assets is 0.1%
Investment Valuation
The following is a summary of the inputs used, as of January 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 787,544,498	$ 787,544,498	$ —	$ —
Money Market Funds	1,088,000	1,088,000	—	—
Total Investments in Securities:	$ 788,632,498	$ 788,632,498	$ —	$ —
Derivative Instruments:
Liabilities
Futures Contracts	$ (35,355)	$ (35,355)	$ —	$ —
Total Liabilities	$ (35,355)	$ (35,355)	$ —	$ —
Total Derivative Instruments:	$ (35,355)	$ (35,355)	$ —	$ —
Value of Derivative Instruments
The following table is a summary of the Fund’s value of derivative instruments by primary risk exposure as of January 31, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.
Primary Risk/ Derivative Type	Value
	Asset	Liabilities
Equity Risk
Futures Contracts(a)	$0	$(35,355)
Total Equity Risk	0	(35,355)
Total Value of Derivatives	$0	$(35,355)

(a)	Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in total accumulated earnings (loss).
See accompanying notes which are an integral part of the financial statements.
17	Semi-Annual Report

Fidelity® MSCI Consumer Discretionary Index ETF
Schedule of Investments January 31, 2022 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.9%
	Shares	Value
AUTO COMPONENTS – 2.5%
Auto Parts & Equipment – 2.4%
Adient PLC (a)	36,345	$ 1,525,400
American Axle & Manufacturing Holdings, Inc. (a)	74,467	606,161
Aptiv PLC (a)	81,582	11,142,470
Autoliv, Inc.	28,916	2,863,841
BorgWarner, Inc.	81,492	3,573,424
Dana, Inc.	59,725	1,293,644
Dorman Products, Inc. (a)	12,159	1,138,447
Fox Factory Holding Corp. (a)	15,312	2,037,568
Gentex Corp.	84,057	2,639,390
Gentherm, Inc. (a)	15,316	1,338,465
Holley, Inc. (a)	3,963	46,922
LCI Industries	10,617	1,307,696
Lear Corp.	19,383	3,243,164
Luminar Technologies, Inc. (a)	6,844	100,196
Modine Manufacturing Co. (a)	4,847	44,350
Patrick Industries, Inc.	1,093	70,389
Standard Motor Products, Inc.	15,328	733,751
Stoneridge, Inc. (a)	20,990	396,081
Tenneco, Inc. Class A (a)	54,524	572,502
Veoneer, Inc. (a)	44,445	1,564,909
Visteon Corp. (a)	11,087	1,125,441
XPEL, Inc. (a)	1,798	112,123
		37,476,334
Tires & Rubber – 0.1%
The Goodyear Tire & Rubber Co. (a)	114,795	2,379,700
TOTAL AUTO COMPONENTS		39,856,034
AUTOMOBILES – 16.6%
Automobile Manufacturers – 16.5%
Canoo, Inc. (a)	17,096	104,628
Electric Last Mile Solutions, Inc. (a)	12,023	62,640
Faraday Future Intelligent Electric, Inc. (a)	10,665	45,646
Fisker, Inc. (a)	6,284	74,214
Ford Motor Co.	1,155,709	23,460,893
General Motors Co. (a)	383,845	20,240,147
Lucid Group, Inc. (a)	1,116	32,799
Rivian Automotive, Inc. (a)	1,794	117,938
Tesla, Inc. (a)	226,932	212,571,743
Thor Industries, Inc.	19,765	1,869,571
Winnebago Industries, Inc.	15,166	978,510
		259,558,729
Motorcycle Manufacturers – 0.1%
Harley-Davidson, Inc.	55,244	1,909,785
TOTAL AUTOMOBILES		261,468,514

	Shares	Value
DISTRIBUTORS – 1.1%
Distributors – 1.1%
Funko, Inc. Class A (a)	3,237	$ 55,936
Genuine Parts Co.	46,300	6,168,549
LKQ Corp.	93,979	5,158,507
Pool Corp.	12,744	6,069,330
		17,452,322
Internet Retail – 0.0%
ThredUp, Inc. (a)	6,728	62,368
TOTAL DISTRIBUTORS		17,514,690
DIVERSIFIED CONSUMER SERVICES – 1.3%
Education Services – 0.6%
Adtalem Global Education, Inc. (a)	25,671	755,241
American Public Education, Inc. (a)	18,531	396,378
Bright Horizons Family Solutions, Inc. (a)	20,193	2,592,983
Coursera, Inc. (a)	6,571	133,457
Duolingo, Inc. (a)	1,005	100,510
Graham Holdings Co. Class B	1,885	1,121,801
Grand Canyon Education, Inc. (a)	17,647	1,476,701
Houghton Mifflin Harcourt Co. (a)	5,897	106,205
Laureate Education, Inc. Class A	56,581	715,749
Perdoceo Education Corp. (a)	47,354	521,841
PowerSchool Holdings, Inc. (a)	4,734	77,543
Strategic Education, Inc.	10,242	611,038
Stride, Inc. (a)	26,469	928,268
		9,537,715
Specialized Consumer Services – 0.7%
Carriage Services, Inc.	16,381	824,292
European Wax Center, Inc. (a)	4,050	98,982
Frontdoor, Inc. (a)	32,318	1,173,143
H&R Block, Inc.	75,003	1,714,569
Mister Car Wash, Inc. (a)	7,598	130,686
OneSpaWorld Holdings Ltd. (a)	69,417	716,383
Rover Group, Inc. (a)	12,557	81,997
Service Corp. International	57,448	3,545,691
Terminix Global Holdings, Inc. (a)	47,090	2,031,463
The Beachbody Co., Inc. (a)	27,693	50,401
WW International, Inc. (a)	32,495	409,437
		10,777,044
TOTAL DIVERSIFIED CONSUMER SERVICES		20,314,759
HOTELS, RESTAURANTS & LEISURE – 17.3%
Casinos & Gaming – 2.0%
Accel Entertainment, Inc. (a)	51,436	648,608
Bally's Corp. (a)	18,921	676,237
Boyd Gaming Corp. (a)	31,724	1,886,309
Caesars Entertainment, Inc. (a)	59,480	4,528,807
Churchill Downs, Inc.	12,416	2,611,085
Everi Holdings, Inc. (a)	52,764	1,043,144

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	18

Common Stocks – continued
	Shares	Value
HOTELS, RESTAURANTS & LEISURE – continued
Casinos & Gaming – continued
Golden Entertainment, Inc. (a)	1,358	$ 61,083
Golden Nugget Online Gaming, Inc. (a)	11,932	95,933
Las Vegas Sands Corp. (a)	108,762	4,763,776
MGM Resorts International	128,282	5,480,207
Monarch Casino & Resort, Inc. (a)	10,436	645,988
Penn National Gaming, Inc. (a)	55,280	2,521,321
Red Rock Resorts, Inc. Class A	31,902	1,420,277
Rush Street Interactive, Inc. (a)	8,955	90,804
Scientific Games Corp. Class A (a)	25,610	1,477,697
Wynn Resorts Ltd. (a)	33,829	2,890,688
		30,841,964
Hotels, Resorts & Cruise Lines – 5.7%
Airbnb, Inc. Class A (a)	12,499	1,924,471
Booking Holdings, Inc. (a)	11,986	29,439,174
Carnival Corp. (a)	224,109	4,439,599
Choice Hotels International, Inc.	14,323	2,053,918
Expedia Group, Inc. (a)	42,954	7,873,039
Hilton Grand Vacations, Inc. (a)	34,311	1,676,436
Hilton Worldwide Holdings, Inc. (a)	84,979	12,331,303
Hyatt Hotels Corp. Class A (a)	1,323	121,200
Lindblad Expeditions Holdings, Inc. (a)	29,630	499,858
Marriott International, Inc. Class A (a)	84,064	13,544,392
Marriott Vacations Worldwide Corp.	14,720	2,390,234
Membership Collective Group, Inc. (a)	5,858	51,960
Norwegian Cruise Line Holdings Ltd. (a)	135,768	2,828,047
Playa Hotels & Resorts N.V. (a)	91,307	696,672
Royal Caribbean Cruises Ltd. (a)	71,720	5,580,533
Travel + Leisure Co.	32,837	1,865,142
Wyndham Hotels & Resorts, Inc.	33,745	2,832,893
		90,148,871
Leisure Facilities – 0.6%
F45 Training Holdings, Inc. (a)	5,095	63,739
Planet Fitness, Inc. Class A (a)	28,966	2,567,546
SeaWorld Entertainment, Inc. (a)	23,440	1,396,555
Six Flags Entertainment Corp. (a)	31,974	1,262,653
Vail Resorts, Inc.	13,231	3,666,310
		8,956,803
Restaurants – 9.0%
Aramark	78,273	2,683,981
BJ's Restaurants, Inc. (a)	14,809	445,603
Bloomin' Brands, Inc. (a)	37,585	764,103
Brinker International, Inc. (a)	21,072	699,801
Chipotle Mexican Grill, Inc. (a)	8,066	11,982,688
Chuys Holdings, Inc. (a)	1,859	46,865

	Shares	Value

Cracker Barrel Old Country Store, Inc.	9,276	$ 1,105,143
Darden Restaurants, Inc.	41,677	5,829,362
Dave & Buster's Entertainment, Inc. (a)	22,576	807,995
Denny's Corp. (a)	43,205	669,677
Dine Brands Global, Inc.	9,718	659,366
Domino's Pizza, Inc.	12,204	5,548,548
El Pollo Loco Holdings, Inc. (a)	22,496	300,097
Jack in the Box, Inc.	10,095	919,150
Krispy Kreme, Inc.	3,839	57,547
McDonald's Corp.	214,241	55,584,827
Papa John's International, Inc.	12,667	1,563,741
Ruth's Hospitality Group, Inc. (a)	27,936	559,558
Shake Shack, Inc. Class A (a)	15,197	1,004,066
Starbucks Corp.	340,847	33,512,077
Texas Roadhouse, Inc.	24,212	2,067,463
The Cheesecake Factory, Inc. (a)	20,588	734,580
The Wendy's Co.	73,968	1,703,483
Wingstop, Inc.	11,191	1,715,021
Yum! Brands, Inc.	90,016	11,267,303
		142,232,045
TOTAL HOTELS, RESTAURANTS & LEISURE		272,179,683
HOUSEHOLD DURABLES – 4.8%
Consumer Electronics – 0.5%
Garmin Ltd.	45,488	5,659,617
GoPro, Inc. Class A (a)	74,291	658,218
Snap One Holdings Corp. (a)	2,323	43,696
Sonos, Inc. (a)	38,712	976,317
Universal Electronics, Inc. (a)	11,091	393,619
		7,731,467
Home Furnishings – 0.6%
Ethan Allen Interiors, Inc.	22,328	562,889
La-Z-Boy, Inc.	23,269	854,205
Leggett & Platt, Inc.	48,536	1,934,160
Mohawk Industries, Inc. (a)	19,984	3,154,874
Tempur Sealy International, Inc.	68,451	2,725,034
The Lovesac Co. (a)	3,390	182,552
		9,413,714
Homebuilding – 3.0%
Cavco Industries, Inc. (a)	4,305	1,159,939
Century Communities, Inc.	15,373	1,012,312
D.R. Horton, Inc.	104,719	9,343,029
Dream Finders Homes, Inc. (a)	2,971	55,379
Green Brick Partners, Inc. (a)	27,108	641,918
Hovnanian Enterprises, Inc. (a)	644	62,391
Installed Building Products, Inc.	10,290	1,140,029
KB Home	33,437	1,412,713
Lennar Corp. Class A	84,897	8,159,451
LGI Homes, Inc. (a)	8,978	1,117,851
See accompanying notes which are an integral part of the financial statements.
19	Semi-Annual Report

Fidelity® MSCI Consumer Discretionary Index ETF
Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
HOUSEHOLD DURABLES – continued
Homebuilding – continued
M.D.C. Holdings, Inc.	25,008	$ 1,267,656
M/I Homes, Inc. (a)	15,988	847,204
Meritage Homes Corp. (a)	15,613	1,592,994
NVR, Inc. (a)	1,104	5,881,251
PulteGroup, Inc.	87,284	4,598,994
Skyline Champion Corp. (a)	24,415	1,644,106
Taylor Morrison Home Corp. (a)	50,575	1,552,147
Toll Brothers, Inc.	42,823	2,525,272
TopBuild Corp. (a)	11,680	2,717,352
Tri Pointe Homes, Inc. (a)	57,277	1,363,765
		48,095,753
Household Appliances – 0.5%
Cricut, Inc. (a)	2,188	43,279
Helen of Troy Ltd. (a)	9,260	1,938,396
iRobot Corp. (a)	12,134	795,020
Traeger, Inc. (a)	10,037	102,277
Weber, Inc.	13,935	151,055
Whirlpool Corp.	20,482	4,305,111
		7,335,138
Housewares & Specialties – 0.2%
Newell Brands, Inc.	131,853	3,060,308
Tupperware Brands Corp. (a)	4,681	72,181
		3,132,489
TOTAL HOUSEHOLD DURABLES		75,708,561
INTERNET & DIRECT MARKETING RETAIL – 23.7%
Internet & Direct Marketing Retail – 23.7%
1-800-FLOWERS.com, Inc. Class A (a)	20,324	346,118
Amazon.com, Inc. (a)	110,398	330,252,305
CarParts.com, Inc. (a)	8,435	77,602
Chewy, Inc. Class A (a)	2,864	136,355
ContextLogic, Inc. Class A (a)	36,927	97,857
DoorDash, Inc. Class A (a)	1,089	123,591
Duluth Holdings, Inc. Class B (a)	6,078	91,656
eBay, Inc.	196,321	11,793,002
Etsy, Inc. (a)	37,765	5,932,126
Groupon, Inc. (a)	17,293	528,128
Lands' End, Inc. (a)	15,079	276,398
MercadoLibre, Inc. (a)	13,279	15,032,625
Overstock.com, Inc. (a)	15,834	759,082
PetMed Express, Inc.	16,588	428,468
Porch Group, Inc. (a)	9,397	99,138
Quotient Technology, Inc. (a)	51,549	366,513
Qurate Retail, Inc. Class A	145,394	1,022,120
Revolve Group, Inc. (a)	16,896	833,311
Shutterstock, Inc.	10,446	1,012,949
Stitch Fix, Inc. Class A (a)	23,543	386,812
The Original BARK Co. (a)	28,808	108,606

	Shares	Value

The RealReal, Inc. (a)	24,763	$ 234,010
Wayfair, Inc. Class A (a)	21,247	3,312,832
		373,251,604
Internet Retail – 0.0%
Xometry, Inc. (a)	1,477	76,213
TOTAL INTERNET & DIRECT MARKETING RETAIL		373,327,817
INTERNET SOFTWARE & SERVICES – 0.0%
Internet Software & Services – 0.0%
Liquidity Services, Inc. (a)	1,992	37,908
LEISURE PRODUCTS – 1.2%
Leisure Products – 1.2%
Acushnet Holdings Corp.	19,805	924,893
AMMO, Inc. (a)	13,503	62,654
Brunswick Corp.	27,631	2,508,618
Callaway Golf Co. (a)	46,110	1,100,185
Clarus Corp.	1,689	38,053
Hasbro, Inc.	42,907	3,968,039
Hayward Holdings, Inc. (a)	1,931	38,021
Johnson Outdoors, Inc. Class A	4,740	427,643
Latham Group, Inc. (a)	2,398	39,999
Malibu Boats, Inc. Class A (a)	11,874	779,647
Mattel, Inc. (a)	124,978	2,614,540
Polaris, Inc.	20,566	2,315,526
Smith & Wesson Brands, Inc.	38,434	656,453
Sturm Ruger & Co., Inc.	10,947	735,967
Vinco Ventures, Inc. (a)	22,197	73,028
Vista Outdoor, Inc. (a)	28,404	1,095,826
YETI Holdings, Inc. (a)	29,520	1,935,922
TOTAL LEISURE PRODUCTS		19,315,014
MEDIA – 0.0%
Broadcasting – 0.0%
Media General, Inc. (a)(b)	7,026	0
MULTILINE RETAIL – 4.2%
Department Stores – 0.6%
Dillard's, Inc. Class A	4,383	1,112,055
Kohl's Corp.	54,787	3,271,332
Macy's, Inc.	114,356	2,927,514
Nordstrom, Inc. (a)	43,705	983,362
		8,294,263
General Merchandise Stores – 3.6%
Big Lots, Inc.	17,653	739,837
Dollar General Corp.	70,153	14,625,498
Dollar Tree, Inc. (a)	70,687	9,275,548
Franchise Group, Inc.	2,462	123,272
Ollie's Bargain Outlet Holdings, Inc. (a)	22,219	1,065,179

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	20

Common Stocks – continued
	Shares	Value
MULTILINE RETAIL – continued
General Merchandise Stores – continued
Target Corp.	141,377	$ 31,163,732
		56,993,066
TOTAL MULTILINE RETAIL		65,287,329
SPECIALTY RETAIL – 20.5%
Apparel Retail – 3.5%
Abercrombie & Fitch Co. Class A (a)	29,954	1,168,206
American Eagle Outfitters, Inc.	59,317	1,354,207
Boot Barn Holdings, Inc. (a)	15,091	1,387,919
Burlington Stores, Inc. (a)	20,819	4,932,646
Caleres, Inc.	2,068	49,591
Citi Trends, Inc. (a)	556	27,088
Designer Brands, Inc. Class A (a)	44,423	585,051
Foot Locker, Inc.	36,242	1,619,293
Genesco, Inc. (a)	13,049	839,442
Guess?, Inc.	27,212	626,420
Ross Stores, Inc.	107,167	10,475,574
Shoe Carnival, Inc.	19,992	682,927
The Buckle, Inc.	19,108	719,225
The Children's Place, Inc. (a)	9,789	692,572
The Gap, Inc.	80,802	1,460,092
The TJX Cos., Inc.	352,213	25,348,770
Urban Outfitters, Inc. (a)	31,144	894,456
Victoria's Secret & Co. (a)	28,780	1,606,787
Zumiez, Inc. (a)	14,651	658,562
		55,128,828
Automotive Retail – 3.5%
Advance Auto Parts, Inc.	21,603	5,001,311
America's Car-Mart, Inc. (a)	4,775	453,243
Arko Corp. (a)	8,759	71,999
Asbury Automotive Group, Inc. (a)	8,780	1,413,317
AutoNation, Inc. (a)	20,138	2,195,042
AutoZone, Inc. (a)	6,567	13,044,360
Camping World Holdings, Inc. Class A	21,884	726,549
CarMax, Inc. (a)	51,610	5,737,484
Carvana Co. (a)	20,486	3,319,961
Group 1 Automotive, Inc.	7,762	1,318,065
Lithia Motors, Inc.	9,862	2,880,986
Monro, Inc.	16,067	799,012
Murphy USA, Inc.	11,047	2,172,503
O'Reilly Automotive, Inc. (a)	20,952	13,655,466
Penske Automotive Group, Inc.	14,623	1,486,135
Sonic Automotive, Inc. Class A	15,608	796,164
TravelCenters of America, Inc. (a)	927	42,253
		55,113,850
Computer & Electronics Retail – 0.6%
Best Buy Co., Inc.	70,129	6,962,407

	Shares	Value

GameStop Corp. Class A (a)	19,516	$ 2,125,878
Rent-A-Center, Inc.	22,118	932,274
		10,020,559
Home Improvement Retail – 10.2%
Floor & Decor Holdings, Inc. Class A (a)	28,981	3,150,814
GrowGeneration Corp. (a)	11,987	101,170
Lowe's Cos., Inc.	199,017	47,236,685
Lumber Liquidators Holdings, Inc. (a)	3,603	52,027
The Home Depot, Inc.	299,669	109,972,530
		160,513,226
Homefurnishing Retail – 0.6%
Bed Bath & Beyond, Inc. (a)	51,637	838,585
Haverty Furniture Companies, Inc.	15,799	466,386
RH (a)	5,572	2,244,513
Sleep Number Corp. (a)	11,671	834,476
The Aaron's Co., Inc.	13,515	286,113
Williams-Sonoma, Inc.	25,455	4,086,546
		8,756,619
Specialty Stores – 2.1%
Academy Sports & Outdoors, Inc. (a)	2,156	83,868
Bath & Body Works, Inc.	85,019	4,767,015
Dick's Sporting Goods, Inc.	24,354	2,810,452
Five Below, Inc. (a)	18,628	3,054,992
Hibbett, Inc.	11,069	682,404
Leslie's, Inc. (a)	4,199	87,465
MarineMax, Inc. (a)	15,398	724,630
National Vision Holdings, Inc. (a)	34,167	1,396,747
Party City Holdings, Inc. (a)	7,691	36,378
Petco Health & Wellness Co., Inc. (a)	2,181	40,894
Sally Beauty Holdings, Inc. (a)	55,771	957,588
Signet Jewelers Ltd.	23,236	2,001,317
Sportsman's Warehouse Holdings, Inc. (a)	5,004	54,844
The Container Store Group, Inc. (a)	4,205	42,891
The ODP Corp. (a)	24,658	1,090,623
Tractor Supply Co.	36,126	7,886,667
Ulta Beauty, Inc. (a)	16,573	6,028,263
Winmark Corp.	3,032	653,154
		32,400,192
TOTAL SPECIALTY RETAIL		321,933,274
TEXTILES, APPAREL & LUXURY GOODS – 6.7%
Apparel, Accessories & Luxury Goods – 2.6%
Capri Holdings Ltd. (a)	52,164	3,133,491
Carter's, Inc.	17,101	1,592,445
Columbia Sportswear Co.	12,780	1,186,879
G-III Apparel Group Ltd. (a)	26,501	720,032
See accompanying notes which are an integral part of the financial statements.
21	Semi-Annual Report

Fidelity® MSCI Consumer Discretionary Index ETF
Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
TEXTILES, APPAREL & LUXURY GOODS – continued
Apparel, Accessories & Luxury Goods – continued
Hanesbrands, Inc.	125,100	$ 2,014,110
Kontoor Brands, Inc.	21,585	1,063,925
Levi Strauss & Co. Class A	33,697	738,975
Lululemon Athletica, Inc. (a)	35,848	11,964,629
Movado Group, Inc.	1,731	64,168
Oxford Industries, Inc.	10,078	830,326
PVH Corp.	25,236	2,397,672
Ralph Lauren Corp.	17,951	1,989,689
Tapestry, Inc.	92,521	3,511,172
Under Armour, Inc. Class A (a)	73,555	1,385,041
Under Armour, Inc. Class C (a)	83,133	1,329,297
VF Corp.	102,756	6,700,719
		40,622,570
Footwear – 4.1%
Crocs, Inc. (a)	23,233	2,384,170
Deckers Outdoor Corp. (a)	9,597	3,073,247
NIKE, Inc. Class B	365,738	54,154,826
Skechers U.S.A., Inc. Class A (a)	50,163	2,106,846
Steven Madden Ltd.	34,437	1,416,738
Wolverine World Wide, Inc.	35,510	940,660
		64,076,487
TOTAL TEXTILES, APPAREL & LUXURY GOODS		104,699,057
TOTAL COMMON STOCKS (Cost $1,316,246,341)		1,571,642,640
Money Market Fund – 0.1%
	Shares	Value
State Street Institutional Treasury Plus Money Market Fund, Trust Class, 0.01% (c) (Cost $1,810,000)	1,810,000	$ 1,810,000
TOTAL INVESTMENT IN SECURITIES – 100.0% (Cost $1,318,056,341)		1,573,452,640
NET OTHER ASSETS (LIABILITIES) – 0.0%		661,265
NET ASSETS – 100.0%		$1,574,113,905

Legend
(a)	Non-income producing.
(b)	Level 3 security.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	4	March 2022	$ 404,880	$ (22,414)	$ (22,414)
CME E-mini S&P Consumer Discretionary Select Sector Index Contracts (United States)	10	March 2022	1,866,400	(114,692)	(114,692)
Total Equity Index Contracts					$ (137,106)
The notional amount of futures purchased as a percentage of Net Assets is 0.1%
See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	22

Investment Valuation
The following is a summary of the inputs used, as of January 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 1,571,642,640	$ 1,571,642,640	$ —	$ —
Money Market Funds	1,810,000	1,810,000	—	—
Total Investments in Securities:	$ 1,573,452,640	$ 1,573,452,640	$ —	$ —
Derivative Instruments:
Liabilities
Futures Contracts	$ (137,106)	$ (137,106)	$ —	$ —
Total Liabilities	$ (137,106)	$ (137,106)	$ —	$ —
Total Derivative Instruments:	$ (137,106)	$ (137,106)	$ —	$ —
Value of Derivative Instruments
The following table is a summary of the Fund’s value of derivative instruments by primary risk exposure as of January 31, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.
Primary Risk/ Derivative Type	Value
	Asset	Liabilities
Equity Risk
Futures Contracts(a)	$0	$(137,106)
Total Equity Risk	0	(137,106)
Total Value of Derivatives	$0	$(137,106)

(a)	Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in total accumulated earnings (loss).
See accompanying notes which are an integral part of the financial statements.
23	Semi-Annual Report

Fidelity® MSCI Consumer Staples Index ETF
Schedule of Investments January 31, 2022 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.7%
	Shares	Value
BEVERAGES – 22.8%
Brewers – 0.6%
Molson Coors Beverage Co. Class B	84,919	$4,047,239
The Boston Beer Co., Inc. Class A (a)	4,508	1,897,102
		5,944,341
Distillers & Vintners – 2.7%
Brown-Forman Corp. Class B	125,682	8,474,737
Constellation Brands, Inc. Class A	66,673	15,851,506
MGP Ingredients, Inc.	15,865	1,200,346
The Duckhorn Portfolio, Inc. (a)	30,431	607,403
		26,133,992
Soft Drinks – 19.5%
Celsius Holdings, Inc. (a)	22,242	1,061,611
Coca-Cola Bottling Co. Consolidated	3,540	2,028,420
Keurig Dr Pepper, Inc.	283,809	10,770,551
Monster Beverage Corp. (a)	159,607	13,841,119
National Beverage Corp.	26,533	1,185,229
PepsiCo, Inc.	448,708	77,859,812
The Coca-Cola Co.	1,333,804	81,375,382
		188,122,124
TOTAL BEVERAGES		220,200,457
FOOD & STAPLES RETAILING – 22.1%
Drug Retail – 1.6%
Rite Aid Corp. (a)	71,231	755,761
Walgreens Boots Alliance, Inc.	293,764	14,617,697
		15,373,458
Food Distributors – 2.9%
Performance Food Group Co. (a)	75,191	3,172,308
SpartanNash Co.	47,023	1,155,355
Sysco Corp.	199,916	15,623,435
The Andersons, Inc.	34,067	1,297,953
The Chefs' Warehouse, Inc. (a)	36,859	1,099,873
United Natural Foods, Inc. (a)	48,999	1,900,181
US Foods Holding Corp. (a)	99,862	3,521,134
		27,770,239
Food Retail – 2.3%
Casey's General Stores, Inc.	17,168	3,224,322
Grocery Outlet Holding Corp. (a)	57,868	1,468,690
Ingles Markets, Inc. Class A	18,189	1,399,280
Sprouts Farmers Market, Inc. (a)	71,269	1,934,241
The Kroger Co.	298,177	12,997,535
Weis Markets, Inc.	18,393	1,107,994
		22,132,062
Hypermarkets & Super Centers – 15.3%
BJ's Wholesale Club Holdings, Inc. (a)	64,852	3,986,452
Costco Wholesale Corp.	143,521	72,496,763
PriceSmart, Inc.	17,553	1,253,460

	Shares	Value

Walmart, Inc.	498,504	$ 69,695,844
		147,432,519
TOTAL FOOD & STAPLES RETAILING		212,708,278
FOOD PRODUCTS – 20.1%
Agricultural Products – 3.3%
AppHarvest, Inc. (a)	82,536	246,782
Archer-Daniels-Midland Co.	224,394	16,829,550
Bunge Ltd.	62,152	6,144,347
Darling Ingredients, Inc. (a)	74,187	4,730,905
Fresh Del Monte Produce, Inc.	34,763	967,454
Ingredion, Inc.	32,804	3,106,539
		32,025,577
Packaged Foods & Meats – 16.8%
B&G Foods, Inc.	46,726	1,453,179
Beyond Meat, Inc. (a)	26,972	1,756,686
Calavo Growers, Inc.	19,961	826,585
Cal-Maine Foods, Inc.	32,249	1,257,711
Campbell Soup Co.	88,965	3,925,136
Conagra Brands, Inc.	200,056	6,953,947
Flowers Foods, Inc.	102,012	2,869,598
Freshpet, Inc. (a)	22,055	2,051,777
General Mills, Inc.	238,916	16,408,751
Hormel Foods Corp.	125,303	5,948,133
Hostess Brands, Inc. (a)	90,843	1,864,098
J&J Snack Foods Corp.	9,817	1,489,141
John B Sanfilippo & Son, Inc.	11,037	873,027
Kellogg Co.	106,099	6,684,237
Lamb Weston Holdings, Inc.	64,703	4,154,580
Lancaster Colony Corp.	10,779	1,711,382
McCormick & Co., Inc. (non-vtg.)	100,608	10,091,988
Mission Produce, Inc. (a)	21,115	301,311
Mondelez International, Inc. Class A	546,219	36,613,060
Pilgrim's Pride Corp. (a)	42,725	1,195,018
Post Holdings, Inc. (a)	28,516	3,017,563
Sanderson Farms, Inc.	11,095	2,041,480
Seaboard Corp.	284	1,084,877
Tattooed Chef, Inc. (a)	56,606	718,896
The Hain Celestial Group, Inc. (a)	60,800	2,221,024
The Hershey Co.	59,695	11,764,094
The JM Smucker Co.	46,800	6,579,144
The Kraft Heinz Co.	270,362	9,678,960
The Simply Good Foods Co. (a)	56,069	1,975,311
Tootsie Roll Industries, Inc.	23,691	804,309
TreeHouse Foods, Inc. (a)	39,298	1,522,011
Tyson Foods, Inc. Class A	118,424	10,763,557
Utz Brands, Inc.	60,395	972,963
Vital Farms, Inc. (a)	23,936	395,662
		161,969,196
TOTAL FOOD PRODUCTS		193,994,773

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	24

Common Stocks – continued
	Shares	Value
HOUSEHOLD PRODUCTS – 21.4%
Household Products – 21.4%
Central Garden and Pet Co. (a)	14,352	$ 665,789
Central Garden and Pet Co. Class A (a)	31,720	1,374,428
Church & Dwight Co., Inc.	103,281	10,601,795
Colgate-Palmolive Co.	314,641	25,942,150
Energizer Holdings, Inc.	40,017	1,505,039
Kimberly-Clark Corp.	134,507	18,514,889
Reynolds Consumer Products, Inc.	46,348	1,402,954
Spectrum Brands Holdings, Inc.	25,924	2,317,087
The Clorox Co.	51,767	8,689,609
The Procter & Gamble Co.	833,503	133,735,556
WD-40 Co.	8,694	1,932,328
TOTAL HOUSEHOLD PRODUCTS		206,681,624
PERSONAL PRODUCTS – 4.4%
Personal Products – 4.4%
BellRing Brands, Inc. Class A (a)	35,695	869,530
Coty, Inc. Class A (a)	188,274	1,596,564
Edgewell Personal Care Co.	34,500	1,580,100
elf Beauty, Inc. (a)	40,383	1,193,722
Herbalife Nutrition Ltd. (a)	56,160	2,387,362
Inter Parfums, Inc.	15,732	1,556,996
Medifast, Inc.	7,437	1,477,806
Nu Skin Enterprises, Inc. Class A	31,791	1,532,008
The Beauty Health Co. (a)	46,591	661,592
The Estee Lauder Cos., Inc. Class A	88,658	27,642,678
The Honest Co., Inc. (a)	40,670	263,948
USANA Health Sciences, Inc. (a)	11,561	1,105,000
Veru, Inc. (a)	95,397	496,065
TOTAL PERSONAL PRODUCTS		42,363,371

	Shares	Value
TOBACCO – 8.9%
Tobacco – 8.9%
Altria Group, Inc.	705,122	$ 35,876,608
Philip Morris International, Inc.	455,712	46,869,979
Turning Point Brands, Inc.	21,339	751,773
Universal Corp.	22,933	1,248,243
Vector Group Ltd.	95,408	1,059,983
TOTAL TOBACCO		85,806,586
TOTAL COMMON STOCKS (Cost $817,375,313)		961,755,089
Money Market Fund – 0.2%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 0.01% (b) (Cost $1,650,000)	1,650,000	1,650,000
TOTAL INVESTMENT IN SECURITIES – 99.9% (Cost $819,025,313)		963,405,089
NET OTHER ASSETS (LIABILITIES) – 0.1%		1,262,459
NET ASSETS – 100.0%		$ 964,667,548

Legend
(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	1	March 2022	$ 101,220	$ (3,412)	$ (3,412)
CME E-mini S&P Consumer Staples Select Sector Index Contracts (United States)	35	March 2022	2,673,300	(1,305)	(1,305)
Total Equity Index Contracts					$ (4,717)
The notional amount of futures purchased as a percentage of Net Assets is 0.3%
See accompanying notes which are an integral part of the financial statements.
25	Semi-Annual Report

Fidelity® MSCI Consumer Staples Index ETF
Schedule of Investments (Unaudited)–continued
Investment Valuation
The following is a summary of the inputs used, as of January 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 961,755,089	$ 961,755,089	$ —	$ —
Money Market Funds	1,650,000	1,650,000	—	—
Total Investments in Securities:	$ 963,405,089	$ 963,405,089	$ —	$ —
Derivative Instruments:
Liabilities
Futures Contracts	$ (4,717)	$ (4,717)	$ —	$ —
Total Liabilities	$ (4,717)	$ (4,717)	$ —	$ —
Total Derivative Instruments:	$ (4,717)	$ (4,717)	$ —	$ —
Value of Derivative Instruments
The following table is a summary of the Fund’s value of derivative instruments by primary risk exposure as of January 31, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.
Primary Risk/ Derivative Type	Value
	Asset	Liabilities
Equity Risk
Futures Contracts(a)	$0	$(4,717)
Total Equity Risk	0	(4,717)
Total Value of Derivatives	$0	$(4,717)

(a)	Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in total accumulated earnings (loss).
See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	26

Fidelity® MSCI Energy Index ETF
Schedule of Investments January 31, 2022 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.7%
	Shares	Value
ENERGY EQUIPMENT & SERVICES – 9.6%
Oil & Gas Drilling – 0.7%
Helmerich & Payne, Inc.	87,885	$ 2,522,299
Nabors Industries Ltd. (a)	6,045	625,718
Noble Corp. (a)	36,839	909,555
Patterson-UTI Energy, Inc.	152,877	1,522,655
Transocean Ltd. (a)	502,513	1,582,916
Valaris Ltd. (a)	21,440	889,546
		8,052,689
Oil & Gas Equipment & Services – 8.9%
Archrock, Inc.	102,110	861,808
Aspen Aerogels, Inc. (a)	22,081	655,806
Baker Hughes Co.	674,304	18,502,902
Bristow Group, Inc. (a)	6,089	200,024
Cactus, Inc. Class A	47,613	2,307,326
ChampionX Corp. (a)	165,418	3,705,363
Core Laboratories N.V.	37,810	1,008,393
DMC Global, Inc. (a)	15,651	631,361
Dril-Quip, Inc. (a)	27,600	698,004
Expro Group Holdings N.V. (a)	21,757	340,715
Halliburton Co.	724,288	22,264,613
Helix Energy Solutions Group, Inc. (a)	120,154	424,143
Liberty Oilfield Services, Inc. Class A (a)	79,692	964,273
NexTier Oilfield Solitions, Inc. (a)	134,949	812,393
NOV, Inc.	315,123	5,174,320
Oceaneering International, Inc. (a)	82,414	1,073,854
ProPetro Holding Corp. (a)	64,490	677,790
RPC, Inc. (a)	55,332	327,012
Schlumberger N.V.	1,138,898	44,496,745
Select Energy Services, Inc. Class A (a)	54,222	361,661
TechnipFMC PLC (a)	345,669	2,243,392
US Silica Holdings, Inc. (a)	62,091	592,969
Weatherford International PLC (a)	56,556	1,696,680
		110,021,547
TOTAL ENERGY EQUIPMENT & SERVICES		118,074,236
OIL, GAS & CONSUMABLE FUELS – 90.1%
Coal & Consumable Fuels – 0.3%
Arch Resources, Inc.	12,655	1,197,669
Centrus Energy Corp. (a)	8,377	363,981
CONSOL Energy, Inc. (a)	27,198	591,285
Peabody Energy Corp. (a)	70,959	766,357
Uranium Energy Corp. (a)	192,922	503,526
		3,422,818
Integrated Oil & Gas – 40.5%
Chevron Corp.	1,577,019	207,109,905
Exxon Mobil Corp.	3,452,369	262,241,949

	Shares	Value

Occidental Petroleum Corp.	761,228	$ 28,675,459
		498,027,313
Oil & Gas Exploration & Production – 30.2%
Antero Resources Corp. (a)	230,548	4,502,603
APA Corp.	307,717	10,219,282
Berry Corp.	47,211	410,264
Brigham Minerals, Inc. Class A	37,581	813,253
Cabot Oil & Gas Corp.	628,992	13,774,925
California Resources Corp.	33,668	1,434,930
Callon Petroleum Co. (a)	38,066	1,881,983
Centennial Resource Development, Inc. Class A (a)	149,935	1,170,992
Chesapeake Energy Corp.	61,954	4,223,404
Civitas Resources, Inc.	41,506	2,262,077
CNX Resources Corp. (a)	177,007	2,625,014
Comstock Resources, Inc. (a)	67,737	526,994
ConocoPhillips	1,091,966	96,770,027
Crescent Energy, Inc. (a)	18,715	248,348
Denbury, Inc. (a)	41,138	3,091,109
Devon Energy Corp.	524,997	26,549,098
Diamondback Energy, Inc.	140,460	17,720,434
EOG Resources, Inc.	475,714	53,032,597
EQT Corp. (a)	261,408	5,554,920
Gulfport Energy Corp. (a)	10,204	667,852
Hess Corp.	227,119	20,960,813
Kosmos Energy Ltd. (a)	331,925	1,437,235
Laredo Petroleum, Inc. (a)	11,137	747,961
Magnolia Oil & Gas Corp. Class A	115,355	2,495,129
Marathon Oil Corp.	641,941	12,498,591
Matador Resources Co.	95,705	4,284,713
Murphy Oil Corp.	126,420	3,994,872
Northern Oil and Gas, Inc.	49,919	1,174,095
Oasis Petroleum, Inc.	16,573	2,244,481
Ovintiv, Inc.	213,408	8,280,230
PDC Energy, Inc.	80,977	4,799,507
Pioneer Natural Resources Co.	189,052	41,381,592
Range Resources Corp. (a)	201,519	3,879,241
SM Energy Co.	94,358	3,095,886
Southwestern Energy Co. (a)	554,751	2,440,904
Talos Energy, Inc. (a)	22,833	242,943
Tellurian, Inc. (a)	310,528	779,425
Texas Pacific Land Corp.	5,070	5,450,250
Viper Energy Partners LP	47,736	1,290,781
Whiting Petroleum Corp. (a)	31,836	2,363,823
		371,322,578
Oil & Gas Refining & Marketing – 8.8%
Alto Ingredients, Inc. (a)	58,515	303,108
Clean Energy Fuels Corp. (a)	135,469	822,297
CVR Energy, Inc.	25,274	493,601
Delek US Holdings, Inc. (a)	55,088	854,966
Gevo, Inc. (a)	162,798	556,769

See accompanying notes which are an integral part of the financial statements.
27	Semi-Annual Report

Fidelity® MSCI Energy Index ETF
Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS – continued
Oil & Gas Refining & Marketing – continued
Green Plains, Inc. (a)	37,085	$ 1,132,576
HollyFrontier Corp.	125,469	4,411,490
Marathon Petroleum Corp.	520,920	37,376,010
Par Pacific Holdings, Inc. (a)	36,973	521,319
PBF Energy, Inc. Class A (a)	79,366	1,257,157
Phillips 66	357,026	30,272,235
Renewable Energy Group, Inc. (a)	41,227	1,659,799
REX American Resources Corp. (a)	4,499	433,839
Valero Energy Corp.	333,342	27,657,386
World Fuel Services Corp.	51,607	1,455,833
		109,208,385
Oil & Gas Storage & Transportation – 10.3%
Antero Midstream Corp.	254,608	2,533,350
Cheniere Energy, Inc.	197,537	22,104,390
Dorian LPG Ltd.	26,557	315,763
DTE Midstream LLC (a)	79,199	4,094,588
EnLink Midstream LLC	220,850	1,757,966
Equitrans Midstream Corp.	334,458	2,712,454
Hess Midstream LP	26,818	787,376
International Seaways, Inc.	31,945	466,078
Kinder Morgan, Inc.	1,661,422	28,842,286
ONEOK, Inc.	364,099	22,093,527
Plains GP Holdings LP Class A	151,525	1,747,083

	Shares	Value

Targa Resources Corp.	168,556	$ 9,958,289
The Williams Cos., Inc.	992,498	29,715,390
		127,128,540
TOTAL OIL, GAS & CONSUMABLE FUELS		1,109,109,634
TOTAL COMMON STOCKS (Cost $960,170,092)		1,227,183,870
Money Market Fund – 0.2%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 0.01% (b) (Cost $1,920,000)	1,920,000	1,920,000
TOTAL INVESTMENT IN SECURITIES – 99.9% (Cost $962,090,092)		1,229,103,870
NET OTHER ASSETS (LIABILITIES) – 0.1%		1,161,701
NET ASSETS – 100.0%		$1,230,265,571

Legend
(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contract
CME E-mini S&P Energy Select Sector Index Contracts (United States)	42	March 2022	$2,883,300	$253,753	$253,753
The notional amount of futures purchased as a percentage of Net Assets is 0.2%
See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	28

Investment Valuation
The following is a summary of the inputs used, as of January 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 1,227,183,870	$ 1,227,183,870	$ —	$ —
Money Market Funds	1,920,000	1,920,000	—	—
Total Investments in Securities:	$ 1,229,103,870	$ 1,229,103,870	$ —	$ —
Derivative Instruments:
Assets
Futures Contracts	$ 253,753	$ 253,753	$ —	$ —
Total Assets	$ 253,753	$ 253,753	$ —	$ —
Total Derivative Instruments:	$ 253,753	$ 253,753	$ —	$ —
Value of Derivative Instruments
The following table is a summary of the Fund’s value of derivative instruments by primary risk exposure as of January 31, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.
Primary Risk/ Derivative Type	Value
	Asset	Liabilities
Equity Risk
Futures Contracts(a)	$253,753	$0
Total Equity Risk	253,753	0
Total Value of Derivatives	$253,753	$0

(a)	Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in total accumulated earnings (loss).
See accompanying notes which are an integral part of the financial statements.
29	Semi-Annual Report

Fidelity® MSCI Financials Index ETF
Schedule of Investments January 31, 2022 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.7%
	Shares	Value
BANKS – 38.1%
Diversified Banks – 23.1%
Bank of America Corp.	2,757,006	$ 127,208,257
Citigroup, Inc.	737,440	48,022,093
JPMorgan Chase & Co.	1,087,617	161,619,886
US Bancorp	513,246	29,865,784
Wells Fargo & Co.	1,495,106	80,436,703
		447,152,723
Regional Banks – 15.0%
1st Source Corp.	8,186	408,318
Allegiance Bancshares, Inc.	6,913	304,379
Amalgamated Financial Corp.	5,700	96,957
Amerant Bancorp, Inc.	8,173	277,882
Ameris Bancorp	25,046	1,235,018
Arrow Financial Corp.	7,111	251,587
Associated Banc-Corp.	62,708	1,498,721
Atlantic Union Bankshares Corp.	30,184	1,229,092
Banc of California, Inc.	20,088	388,100
Bancfirst Corp.	7,309	547,810
Bank First Corp.	2,797	195,762
Bank of Hawaii Corp.	16,445	1,415,421
Bank of Marin Bancorp	6,507	242,646
Bank OZK	45,374	2,125,772
BankUnited, Inc.	28,307	1,181,817
Banner Corp.	7,992	496,383
Bar Harbor Bankshares	6,091	186,019
Berkshire Hills Bancorp, Inc.	15,531	459,562
BOK Financial Corp.	11,422	1,171,326
Brookline Bancorp, Inc.	17,341	296,531
Byline Bancorp, Inc.	9,987	259,662
Cadence Bank	55,513	1,730,340
Camden National Corp.	6,761	335,751
Capital City Bank Group, Inc.	6,105	168,864
Cathay General Bancorp	29,071	1,312,846
CBTX, Inc.	6,810	200,418
Central Pacific Financial Corp.	5,914	172,097
Citizens Financial Group, Inc.	155,839	8,021,033
City Holding Co.	3,499	280,655
Columbia Banking System, Inc.	26,291	914,138
Comerica, Inc.	49,521	4,594,558
Commerce Bancshares, Inc.	41,958	2,891,326
Community Bank System, Inc.	17,089	1,220,496
Community Trust Bancorp, Inc.	7,906	349,366
ConnectOne Bancorp, Inc.	14,047	449,644
CrossFirst Bankshares, Inc. (a)	18,388	284,278
Cullen/Frost Bankers, Inc.	22,526	3,176,391
Customers Bancorp, Inc. (a)	11,010	641,883
CVB Financial Corp.	46,312	1,020,253
Dime Community Bancshares, Inc.	13,386	467,975
Eagle Bancorp, Inc.	8,214	492,594
East West Bancorp, Inc.	52,341	4,519,122

	Shares	Value

Eastern Bankshares, Inc.	62,628	$ 1,333,350
Enterprise Financial Services Corp.	14,180	702,477
FB Financial Corp.	12,477	555,476
Fifth Third Bancorp	252,100	11,251,223
First Bancorp	12,741	559,457
First BanCorp	62,566	910,335
First Busey Corp.	21,851	609,206
First Citizens BancShares, Inc. Class A	4,382	3,413,929
First Commonwealth Financial Corp.	21,144	350,145
First Community Bankshares, Inc.	7,685	239,849
First Financial Bancorp	23,110	582,603
First Financial Bankshares, Inc.	50,064	2,352,507
First Financial Corp.	5,498	246,805
First Foundation, Inc.	18,254	477,342
First Hawaiian, Inc.	50,028	1,418,294
First Horizon Corp.	202,779	3,469,549
First Interstate Bancsystem, Inc. Class A	16,760	615,930
First Merchants Corp.	22,148	939,740
First Mid Bancshares, Inc.	6,547	269,409
First Midwest Bancorp, Inc.	36,342	754,823
First Republic Bank	64,414	11,181,626
Flushing Financial Corp.	10,795	254,870
FNB Corp.	128,645	1,662,093
Fulton Financial Corp.	69,380	1,245,371
German American Bancorp, Inc.	9,871	390,892
Glacier Bancorp, Inc.	38,632	2,006,160
Great Southern Bancorp, Inc.	5,650	335,271
Great Western Bancorp, Inc.	19,345	597,374
Hancock Whitney Corp.	32,505	1,713,664
Harborone Bancorp, Inc.	22,710	322,482
Heartland Financial USA, Inc.	16,268	846,424
Heritage Commerce Corp.	26,082	324,982
Heritage Financial Corp.	7,803	189,301
Hilltop Holdings, Inc.	24,296	802,497
Home BancShares, Inc.	58,878	1,387,166
HomeStreet, Inc.	4,801	234,049
Hope Bancorp, Inc.	32,600	546,050
Horizon Bancorp, Inc.	15,013	320,227
Huntington Bancshares, Inc.	540,326	8,137,310
Independent Bank Corp.	8,920	218,362
Independent Bank Corp./MA	15,394	1,298,484
Independent Bank Group, Inc.	14,341	1,088,769
International Bancshares Corp.	20,616	866,490
Investors Bancorp, Inc.	86,033	1,404,059
KeyCorp	350,486	8,783,179
Lakeland Bancorp, Inc.	26,191	495,796
Lakeland Financial Corp.	9,231	737,834
Live Oak Bancshares, Inc.	11,868	698,550

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	30

Common Stocks – continued
	Shares	Value
BANKS – continued
Regional Banks – continued
M&T Bank Corp.	47,377	$ 8,024,716
Mercantile Bank Corp.	7,454	286,755
Meta Financial Group, Inc.	7,728	459,507
Metropolitan Bank Holding Corp. (a)	3,623	362,300
Midland States Bancorp, Inc.	9,906	285,986
MidWestOne Financial Group, Inc.	7,013	223,925
National Bank Holdings Corp. Class A	6,487	294,510
NBT Bancorp, Inc.	11,425	441,919
Nicolet Bankshares, Inc. (a)	4,889	455,117
OceanFirst Financial Corp.	23,955	543,779
OFG Bancorp	13,558	375,150
Old National Bancorp	46,343	849,467
Origin Bancorp, Inc.	8,755	374,014
Pacific Premier Bancorp, Inc.	29,158	1,115,294
PacWest Bancorp	43,214	2,006,426
Park National Corp.	5,956	806,800
Peapack-Gladstone Financial Corp.	7,939	292,473
Peoples Bancorp, Inc.	11,050	366,308
People's United Financial, Inc.	160,454	3,109,599
Pinnacle Financial Partners, Inc.	28,024	2,710,201
Popular, Inc.	30,247	2,697,125
Preferred Bank	2,271	177,274
Prosperity Bancshares, Inc.	34,878	2,554,813
QCR Holdings, Inc.	6,425	366,482
Regions Financial Corp.	348,770	8,000,784
Renasant Corp.	15,826	582,080
Republic Bancorp, Inc. Class A	4,337	212,600
S&T Bancorp, Inc.	8,188	252,272
Sandy Spring Bancorp, Inc.	19,187	907,737
Seacoast Banking Corp. of Florida	20,017	730,621
ServisFirst Bancshares, Inc.	18,186	1,543,446
Signature Bank	22,140	6,744,508
Silvergate Capital Corp. (a)	10,894	1,173,720
Simmons First National Corp. Class A	37,934	1,084,912
Southside Bancshares, Inc.	10,862	455,118
SouthState Corp.	25,850	2,181,998
Sterling Bancorp	72,788	1,913,597
Stock Yards Bancorp, Inc.	9,500	566,010
SVB Financial Group (a)	21,367	12,476,191
Synovus Financial Corp.	53,756	2,674,899
Texas Capital Bancshares, Inc. (a)	18,824	1,180,265
The Bancorp, Inc. (a)	18,083	539,235
The First Bancshares, Inc.	9,020	325,351
The First of Long Island Corp.	10,460	229,179
The PNC Financial Services Group, Inc.	155,198	31,969,236

	Shares	Value

Tompkins Financial Corp.	6,023	$ 479,190
Towne Bank	30,297	950,720
Trico Bancshares	12,039	523,335
TriState Capital Holdings, Inc. (a)	10,632	335,865
Triumph Bancorp, Inc. (a)	8,758	766,150
Truist Financial Corp.	486,584	30,567,207
Trustmark Corp.	24,184	787,915
UMB Financial Corp.	17,053	1,678,868
Umpqua Holdings Corp.	83,121	1,685,694
United Bankshares, Inc.	50,343	1,778,618
United Community Banks, Inc.	29,562	1,046,199
Univest Financial Corp.	13,073	393,889
Valley National Bancorp	153,496	2,136,664
Veritex Holdings, Inc.	16,570	665,286
Washington Trust Bancorp, Inc.	8,172	466,458
Webster Financial Corp.	33,912	1,926,541
WesBanco, Inc.	25,609	908,863
Westamerica BanCorp.	7,079	411,148
Western Alliance Bancorp	37,954	3,764,657
Wintrust Financial Corp.	21,123	2,071,533
Zions Bancorp NA	60,163	4,080,255
		289,003,328
TOTAL BANKS		736,156,051
CAPITAL MARKETS – 26.8%
Asset Management & Custody Banks – 9.5%
Affiliated Managers Group, Inc.	15,072	2,203,677
Ameriprise Financial, Inc.	41,456	12,615,475
Ares Management Corp. Class A	44,744	3,566,992
Artisan Partners Asset Management, Inc. Class A	24,108	1,041,707
Assetmark Financial Holdings, Inc. (a)	6,907	165,699
BlackRock, Inc.	55,329	45,532,447
Blackstone, Inc. Class A	249,397	32,912,922
Blucora, Inc. (a)	18,277	296,453
Blue Owl Capital, Inc.	58,371	725,552
Brightsphere Investment Group, Inc.	13,332	287,705
Cohen & Steers, Inc.	8,881	741,830
Diamond Hill Investment Group, Inc.	1,215	226,901
Federated Hermes, Inc.	34,287	1,135,243
Focus Financial Partners, Inc. Class A (a)	19,673	990,732
Franklin Resources, Inc.	109,706	3,507,301
Hamilton Lane, Inc. Class A	12,757	1,153,998
Invesco Ltd.	126,764	2,872,472
Janus Henderson Group PLC	56,836	2,097,248
KKR & Co., Inc.	190,656	13,567,081
Northern Trust Corp.	72,398	8,444,503
SEI Investments Co.	44,099	2,584,642
See accompanying notes which are an integral part of the financial statements.
31	Semi-Annual Report

Fidelity® MSCI Financials Index ETF
Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
CAPITAL MARKETS – continued
Asset Management & Custody Banks – continued
State Street Corp.	133,292	$ 12,596,094
StepStone Group, Inc.	17,451	610,960
T Rowe Price Group, Inc.	82,609	12,757,308
The Bank of New York Mellon Corp.	298,990	17,718,147
The Carlyle Group, Inc.	58,129	2,967,485
Victory Capital Holdings, Inc. Class A	7,471	244,078
Virtus Investment Partners, Inc.	2,834	741,601
WisdomTree Investments, Inc.	40,105	224,989
		184,531,242
Financial Exchanges & Data – 8.4%
Cboe Global Markets, Inc.	38,762	4,594,460
CME Group, Inc.	130,733	30,003,223
Coinbase Global, Inc. Class A (a)	13,775	2,619,316
Donnelley Financial Solutions, Inc. (a)	11,005	409,606
FactSet Research Systems, Inc.	13,723	5,789,596
Intercontinental Exchange, Inc.	204,917	25,954,787
MarketAxess Holdings, Inc.	13,808	4,756,580
Moody's Corp.	60,829	20,864,347
Morningstar, Inc.	8,571	2,463,391
MSCI, Inc.	29,988	16,077,167
Nasdaq, Inc.	42,529	7,621,622
Open Lending Corp. Class A (a)	32,208	611,630
S&P Global, Inc.	87,530	36,344,207
Tradeweb Markets, Inc. Class A	38,217	3,239,655
		161,349,587
Investment Banking & Brokerage – 8.9%
B Riley Financial, Inc.	5,462	336,295
BGC Partners, Inc. Class A	111,272	469,568
Cowen, Inc. Class A	9,627	304,983
Evercore, Inc. Class A	14,514	1,811,637
Freedom Holding Corp. (a)	6,457	412,344
Goldman Sachs Group, Inc.	123,399	43,767,157
Houlihan Lokey, Inc.	18,545	1,970,963
Interactive Brokers Group, Inc. Class A	32,009	2,182,694
Jefferies Financial Group, Inc.	76,627	2,807,613
LPL Financial Holdings, Inc.	29,299	5,048,804
Moelis & Co. Class A	22,407	1,265,323
Morgan Stanley	497,861	51,050,667
Perella Weinberg Partners	12,684	137,748
Piper Sandler Cos.	6,712	1,035,125
PJT Partners, Inc. Class A	8,795	609,669
Raymond James Financial, Inc.	67,782	7,176,080
Robinhood Markets, Inc. (a)	65,837	931,594
Stifel Financial Corp.	38,292	2,868,071
StoneX Group, Inc. (a)	6,193	406,323
The Charles Schwab Corp.	527,098	46,226,495

	Shares	Value

Virtu Financial, Inc. Class A	32,264	$ 997,926
		171,817,079
TOTAL CAPITAL MARKETS		517,697,908
CONSUMER FINANCE – 5.8%
Consumer Finance – 5.8%
Ally Financial, Inc.	131,302	6,265,731
American Express Co.	245,923	44,221,874
Atlanticus Holdings Corp. (a)	2,672	171,836
Capital One Financial Corp.	162,082	23,782,292
Credit Acceptance Corp. (a)	3,139	1,693,679
Curo Group Holdings Corp.	6,735	96,513
Discover Financial Services	108,920	12,607,490
Encore Capital Group, Inc. (a)	9,056	584,112
Enova International, Inc. (a)	13,606	548,050
FirstCash Holdings, Inc.	15,119	1,053,794
Green Dot Corp. Class A (a)	17,181	544,810
LendingClub Corp. (a)	34,278	643,055
LendingTree, Inc. (a)	4,440	540,970
Navient Corp.	60,830	1,060,267
Nelnet, Inc. Class A	6,331	560,483
OneMain Holdings, Inc.	28,675	1,481,351
Oportun Financial Corp. (a)	5,934	106,871
PRA Group, Inc. (a)	17,098	795,057
PROG Holdings, Inc. (a)	20,717	824,744
SLM Corp.	101,912	1,869,066
SoFi Technologies, Inc. (a)	188,673	2,354,639
Synchrony Financial	207,178	8,823,711
Upstart Holdings, Inc. (a)	7,107	774,734
World Acceptance Corp. (a)	1,427	269,674
TOTAL CONSUMER FINANCE		111,674,803
DIVERSIFIED FINANCIAL SERVICES – 8.7%
Multi-Sector Holdings – 7.9%
Berkshire Hathaway, Inc. Class B (a)	482,521	151,038,723
Cannae Holdings, Inc. (a)	29,710	887,438
		151,926,161
Other Diversified Financial Services – 0.8%
Apollo Global Management, Inc.	130,774	9,154,180
Equitable Holdings, Inc.	134,788	4,534,268
Voya Financial, Inc.	40,208	2,732,536
		16,420,984
Specialized Finance – 0.0%
A-Mark Precious Metals, Inc.	3,083	190,838
TOTAL DIVERSIFIED FINANCIAL SERVICES		168,537,983
INSURANCE – 18.0%
Insurance Brokers – 4.3%
Aon PLC Class A	82,189	22,720,327
Arthur J Gallagher & Co.	75,353	11,901,253

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	32

Common Stocks – continued
	Shares	Value
INSURANCE – continued
Insurance Brokers – continued
Brown & Brown, Inc.	88,118	$ 5,840,461
BRP Group, Inc. Class A (a)	20,045	611,773
eHealth, Inc. (a)	9,034	197,393
GoHealth, Inc. Class A (a)	18,510	51,088
Goosehead Insurance, Inc. Class A	7,088	698,735
Hippo Holdings, Inc. (a)	101,760	213,696
Marsh & McLennan Cos., Inc.	184,389	28,329,526
Ryan Specialty Group Holdings, Inc. (a)	25,918	969,592
Selectquote, Inc. (a)	21,366	157,895
Willis Towers Watson PLC	46,970	10,989,101
		82,680,840
Life & Health Insurance – 3.8%
Aflac, Inc.	231,857	14,565,257
American Equity Investment Life Holding Co.	30,625	1,259,912
Brighthouse Financial, Inc. (a)	30,485	1,659,908
CNO Financial Group, Inc.	48,009	1,197,344
Genworth Financial, Inc. Class A (a)	173,544	676,822
Globe Life, Inc.	35,690	3,651,087
Independence Holding Co.	1,757	100,061
Lincoln National Corp.	65,073	4,553,808
MetLife, Inc.	265,000	17,770,900
National Western Life Group, Inc. Class A	901	192,697
Oscar Health, Inc. (a)	15,448	103,502
Primerica, Inc.	14,390	2,220,953
Principal Financial Group, Inc.	97,143	7,097,268
Prudential Financial, Inc.	140,142	15,635,643
Trupanion, Inc. (a)	12,488	1,189,482
Unum Group	74,650	1,894,617
		73,769,261
Multi-line Insurance – 1.8%
American Financial Group, Inc.	26,229	3,417,114
American International Group, Inc.	311,069	17,964,235
American National Group, Inc.	2,940	555,043
Assurant, Inc.	21,506	3,279,880
Horace Mann Educators Corp.	10,908	414,613
The Hartford Financial Services Group, Inc.	126,259	9,074,234
		34,705,119
Property & Casualty Insurance – 7.4%
Ambac Financial Group, Inc. (a)	17,742	251,404
AMERISAFE, Inc.	8,228	432,135
Arch Capital Group Ltd. (a)	144,790	6,706,673
Argo Group International Holdings Ltd.	13,043	740,582
Assured Guaranty Ltd.	26,905	1,433,767

	Shares	Value

Axis Capital Holdings Ltd.	28,031	$ 1,597,206
Chubb Ltd.	159,752	31,515,875
Cincinnati Financial Corp.	55,935	6,590,821
Donegal Group, Inc. Class A	6,660	95,571
Employers Holdings, Inc.	6,239	243,945
Erie Indemnity Co. Class A	9,332	1,718,021
Fidelity National Financial, Inc.	98,207	4,944,722
First American Financial Corp.	39,973	2,978,388
HCI Group, Inc.	2,531	171,779
James River Group Holdings Ltd.	13,097	370,907
Kemper Corp.	23,427	1,405,152
Kinsale Capital Group, Inc.	7,878	1,578,121
Lemonade, Inc. (a)	13,650	435,845
Loews Corp.	80,363	4,794,457
Markel Corp. (a)	5,033	6,204,380
MBIA, Inc. (a)	18,138	247,946
Mercury General Corp.	10,569	577,702
MetroMile, Inc. (a)	27,412	45,504
Old Republic International Corp.	107,505	2,755,353
Palomar Holdings, Inc. (a)	8,866	467,682
ProAssurance Corp.	13,572	325,185
RLI Corp.	15,046	1,576,520
Root, Inc. Class A (a)	20,785	41,778
Safety Insurance Group, Inc.	3,083	253,823
Selective Insurance Group, Inc.	22,194	1,751,107
State Auto Financial Corp.	6,556	338,945
Stewart Information Services Corp.	7,616	544,011
The Allstate Corp.	107,999	13,032,239
The Hanover Insurance Group, Inc.	13,289	1,833,350
The Progressive Corp.	213,719	23,222,707
The Travelers Cos., Inc.	90,990	15,120,718
United Fire Group, Inc.	7,811	194,806
Universal Insurance Holdings, Inc.	10,260	176,882
White Mountains Insurance Group Ltd.	1,190	1,238,742
WR Berkley Corp.	52,357	4,424,167
		142,378,918
Reinsurance – 0.7%
Alleghany Corp. (a)	5,076	3,370,464
Enstar Group Ltd. (a)	3,948	1,046,536
Everest Re Group Ltd.	14,505	4,110,717
Reinsurance Group of America, Inc.	24,768	2,844,109
RenaissanceRe Holdings Ltd.	17,092	2,686,350
SiriusPoint Ltd. (a)	33,090	280,272
		14,338,448
TOTAL INSURANCE		347,872,586
MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITS) – 1.2%
Mortgage REITs – 1.2%
AGNC Investment Corp.	192,355	2,864,166
Annaly Capital Management, Inc.	526,107	4,156,245
See accompanying notes which are an integral part of the financial statements.
33	Semi-Annual Report

Fidelity® MSCI Financials Index ETF
Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITS) – continued
Mortgage REITs – continued
Apollo Commercial Real Estate Finance, Inc.	51,797	$ 707,029
Arbor Realty Trust, Inc.	48,947	857,062
Ares Commercial Real Estate Corp.	16,554	243,178
ARMOUR Residential REIT, Inc.	30,607	287,094
Blackstone Mortgage Trust, Inc. Class A	51,347	1,613,323
BrightSpire Capital, Inc.	30,804	289,250
Broadmark Realty Capital, Inc.	48,845	458,166
Chimera Investment Corp.	87,446	1,267,967
Dynex Capital, Inc.	12,632	203,123
Ellington Financial, Inc.	19,128	339,904
Franklin BSP Realty Trust, Inc.	11,845	159,552
Granite Point Mortgage Trust, Inc.	18,329	221,781
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	28,157	1,167,952
Invesco Mortgage Capital, Inc.	101,769	272,741
KKR Real Estate Finance Trust, Inc.	12,761	272,320
Ladder Capital Corp.	41,710	495,932
MFA Financial, Inc.	141,314	654,284
New Residential Investment Corp.	169,403	1,804,142
New York Mortgage Trust, Inc.	136,792	512,970
PennyMac Mortgage Investment Trust	35,817	638,259
Ready Capital Corp.	20,525	292,276
Redwood Trust, Inc.	41,301	509,241
Starwood Property Trust, Inc.	105,755	2,617,436
TPG RE Finance Trust, Inc.	18,135	228,864
Two Harbors Investment Corp.	115,763	665,637
TOTAL MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITS)		23,799,894
THRIFTS & MORTGAGE FINANCE – 1.1%
Thrifts & Mortgage Finance – 1.1%
Axos Financial, Inc. (a)	19,150	986,225
Capitol Federal Financial, Inc.	47,858	532,660
Columbia Financial, Inc. (a)	18,623	394,249
Essent Group Ltd.	41,330	1,886,301
Federal Agricultural Mortgage Corp. Class C	3,491	425,204
Flagstar Bancorp, Inc.	18,547	839,252

	Shares	Value

Hingham Institution For Savings The	636	$ 246,660
Kearny Financial Corp.	30,248	391,409
Luther Burbank Corp.	7,032	90,221
Merchants Bancorp	6,279	183,033
MGIC Investment Corp.	125,471	1,904,650
Mr. Cooper Group, Inc. (a)	25,556	1,026,073
New York Community Bancorp, Inc.	170,849	1,992,099
NMI Holdings, Inc. Class A (a)	30,286	749,276
Northfield Bancorp, Inc.	16,797	264,721
Northwest Bancshares, Inc.	31,074	438,454
PennyMac Financial Services, Inc.	18,115	1,135,810
Premier Financial Corp.	14,552	434,377
Provident Financial Services, Inc.	27,885	673,980
Radian Group, Inc.	69,861	1,564,188
Rocket Cos., Inc. Class A	49,935	631,178
TFS Financial Corp.	21,762	378,224
TrustCo Bank Corp.	4,098	138,922
UWM Holdings Corp.	36,609	189,268
Walker & Dunlop, Inc.	11,077	1,466,706
Washington Federal, Inc.	28,506	998,280
Waterstone Financial, Inc.	10,296	210,244
WSFS Financial Corp.	21,473	1,124,756
TOTAL THRIFTS & MORTGAGE FINANCE		21,296,420
TOTAL COMMON STOCKS (Cost $1,588,980,035)		1,927,035,645
Money Market Fund – 0.2%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 0.01% (b) (Cost $4,259,001)	4,259,001	4,259,001
TOTAL INVESTMENT IN SECURITIES – 99.9% (Cost $1,593,239,036)		1,931,294,646
NET OTHER ASSETS (LIABILITIES) – 0.1%		1,605,478
NET ASSETS – 100.0%		$1,932,900,124

Legend
(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	34

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	6	March 2022	$ 607,320	$ (52,794)	$ (52,794)
CME E-mini S&P Financial Select Sector Index Contracts (United States)	41	March 2022	4,923,588	(74,431)	(74,431)
Total Equity Index Contracts					$ (127,225)
The notional amount of futures purchased as a percentage of Net Assets is 0.3%
Investment Valuation
The following is a summary of the inputs used, as of January 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 1,927,035,645	$ 1,927,035,645	$ —	$ —
Money Market Funds	4,259,001	4,259,001	—	—
Total Investments in Securities:	$ 1,931,294,646	$ 1,931,294,646	$ —	$ —
Derivative Instruments:
Liabilities
Futures Contracts	$ (127,225)	$ (127,225)	$ —	$ —
Total Liabilities	$ (127,225)	$ (127,225)	$ —	$ —
Total Derivative Instruments:	$ (127,225)	$ (127,225)	$ —	$ —
Value of Derivative Instruments
The following table is a summary of the Fund’s value of derivative instruments by primary risk exposure as of January 31, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.
Primary Risk/ Derivative Type	Value
	Asset	Liabilities
Equity Risk
Futures Contracts(a)	$0	$(127,225)
Total Equity Risk	0	(127,225)
Total Value of Derivatives	$0	$(127,225)

(a)	Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in total accumulated earnings (loss).
See accompanying notes which are an integral part of the financial statements.
35	Semi-Annual Report

Fidelity® MSCI Health Care Index ETF
Schedule of Investments January 31, 2022 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.7%
	Shares	Value
BIOTECHNOLOGY – 17.3%
Biotechnology – 17.3%
2seventy bio, Inc. (a)	10,892	$ 203,354
4D Molecular Therapeutics, Inc. (a)	11,495	181,621
AbbVie, Inc.	843,992	115,534,065
ACADIA Pharmaceuticals, Inc. (a)	57,543	1,294,142
Agenus, Inc. (a)	93,924	259,230
Agios Pharmaceuticals, Inc. (a)	25,283	780,992
Akebia Therapeutics, Inc. (a)	75,090	149,429
Akero Therapeutics, Inc. (a)	7,365	129,035
Albireo Pharma, Inc. (a)	8,335	237,464
Alder Biopharmaceuticals, Inc. (a)(b)	22,547	19,841
Alector, Inc. (a)	24,561	389,537
Aligos Therapeutics, Inc. (a)	12,129	38,692
Alkermes PLC (a)	77,582	1,978,341
Allakos, Inc. (a)	15,341	103,705
Allogene Therapeutics, Inc. (a)	36,763	420,936
Allovir, Inc. (a)	17,003	138,745
Alnylam Pharmaceuticals, Inc. (a)	56,857	7,823,523
ALX Oncology Holdings, Inc. (a)	3,550	56,800
Amgen, Inc.	271,202	61,600,822
Amicus Therapeutics, Inc. (a)	103,009	969,315
AnaptysBio, Inc. (a)	8,462	270,530
Anavex Life Sciences Corp. (a)	34,274	448,304
Anika Therapeutics, Inc. (a)	6,672	212,170
Annexon, Inc. (a)	10,961	82,208
Apellis Pharmaceuticals, Inc. (a)	36,538	1,471,385
Applied Molecular Transport, Inc. (a)	5,078	47,835
Applied Therapeutics, Inc. (a)	8,937	27,526
Arcturus Therapeutics Holdings, Inc. (a)	10,125	264,566
Arcus Biosciences, Inc. (a)	18,520	570,416
Arcutis Biotherapeutics, Inc. (a)	11,798	178,268
Arena Pharmaceuticals, Inc. (a)	27,726	2,550,238
Arrowhead Pharmaceuticals, Inc. (a)	47,385	2,500,033
Atara Biotherapeutics, Inc. (a)	35,031	538,076
Aurinia Pharmaceuticals, Inc. (a)	52,009	866,470
Avid Bioservices, Inc. (a)	28,907	545,475
Avidity Biosciences, Inc. (a)	16,310	271,072
Beam Therapeutics, Inc. (a)	15,810	1,094,210
BioAtla, Inc. (a)	9,209	88,038
BioCryst Pharmaceuticals, Inc. (a)	86,107	1,330,353
Biogen, Inc. (a)	71,199	16,090,974
Biohaven Pharmaceutical Holding Co. Ltd. (a)	28,189	3,745,472
BioMarin Pharmaceutical, Inc. (a)	87,441	7,749,896
Bioxcel Therapeutics, Inc. (a)	9,134	154,365
Bluebird Bio, Inc. (a)	32,676	257,814
Blueprint Medicines Corp. (a)	26,499	2,043,073
Bolt Biotherapeutics, Inc. (a)	6,046	23,217

	Shares	Value

Bridgebio Pharma, Inc. (a)	32,344	$ 319,235
C4 Therapeutics, Inc. (a)	5,911	144,406
CareDx, Inc. (a)	24,973	1,043,871
Caribou Biosciences, Inc. (a)	11,432	122,665
Catalyst Pharmaceuticals, Inc. (a)	44,864	258,417
Celldex Therapeutics, Inc. (a)	18,064	560,165
CEL-SCI Corp. (a)	19,261	116,336
Cerevel Therapeutics Holdings, Inc. (a)	21,020	547,361
ChemoCentryx, Inc. (a)	23,291	626,295
Chimerix, Inc. (a)	33,266	189,949
Clovis Oncology, Inc. (a)	56,125	114,495
Coherus Biosciences, Inc. (a)	29,281	361,913
Cortexyme, Inc. (a)	7,715	46,907
Crinetics Pharmaceuticals, Inc. (a)	15,366	290,264
CRISPR Therapeutics AG (a)	29,281	1,866,664
Cue Biopharma, Inc. (a)	14,562	107,613
Cullinan Management, Inc. (a)	7,730	104,200
Curis, Inc. (a)	32,463	103,557
Cytokinetics, Inc. (a)	35,916	1,192,052
Deciphera Pharmaceuticals, Inc. (a)	19,174	161,637
Denali Therapeutics, Inc. (a)	37,998	1,300,292
DermTech, Inc. (a)	8,187	104,876
Dynavax Technologies Corp. (a)	55,633	721,560
Dyne Therapeutics, Inc. (a)	10,986	81,516
Eagle Pharmaceuticals, Inc. (a)	5,323	244,539
Editas Medicine, Inc. (a)	32,449	617,829
Emergent BioSolutions, Inc. (a)	23,598	1,104,386
Enanta Pharmaceuticals, Inc. (a)	8,907	529,254
Epizyme, Inc. (a)	34,447	42,370
Erasca, Inc. (a)	11,554	136,915
Essa Pharma, Inc. (a)	10,074	93,789
Exact Sciences Corp. (a)	82,241	6,279,923
Exelixis, Inc. (a)	150,074	2,716,339
Fate Therapeutics, Inc. (a)	36,543	1,516,900
FibroGen, Inc. (a)	39,150	590,774
Forma Therapeutics Holdings, Inc. (a)	7,916	93,725
G1 Therapeutics, Inc. (a)	13,452	135,596
Generation Bio Co. (a)	17,189	111,729
Geron Corp. (a)	113,476	127,093
Gilead Sciences, Inc.	598,812	41,126,408
Global Blood Therapeutics, Inc. (a)	26,704	770,410
Gossamer Bio, Inc. (a)	24,899	238,781
Halozyme Therapeutics, Inc. (a)	64,549	2,234,041
Heron Therapeutics, Inc. (a)	46,162	402,071
Homology Medicines, Inc. (a)	17,781	66,145
Horizon Therapeutics PLC (a)	102,341	9,551,486
Humacyte, Inc. (a)	24,543	132,041
Humanigen, Inc. (a)	22,648	58,432
Icosavax, Inc. (a)	5,632	85,944

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	36

Common Stocks – continued
	Shares	Value
BIOTECHNOLOGY – continued
Biotechnology – continued
Ideaya Biosciences, Inc. (a)	12,812	$ 212,295
IGM Biosciences, Inc. (a)	3,543	62,711
Imago Biosciences, Inc. (a)	5,577	112,767
ImmunityBio, Inc. (a)	36,638	213,233
ImmunoGen, Inc. (a)	95,201	537,886
Immunovant, Inc. (a)	20,372	142,400
Incyte Corp. (a)	89,664	6,664,725
Inhibrx, Inc. (a)	4,547	120,768
Inovio Pharmaceuticals, Inc. (a)	99,523	412,025
Insmed, Inc. (a)	55,149	1,250,779
Intellia Therapeutics, Inc. (a)	31,527	2,981,508
Intercept Pharmaceuticals, Inc. (a)	14,313	234,590
Invitae Corp. (a)	93,218	1,047,770
Ionis Pharmaceuticals, Inc. (a)	60,689	1,929,910
Iovance Biotherapeutics, Inc. (a)	59,899	997,318
Ironwood Pharmaceuticals, Inc. (a)	73,383	818,220
iTeos Therapeutics, Inc. (a)	6,711	245,757
IVERIC bio, Inc. (a)	34,696	483,662
Karuna Therapeutics, Inc. (a)	9,839	1,092,719
Karyopharm Therapeutics, Inc. (a)	32,380	288,182
Keros Therapeutics, Inc. (a)	6,060	281,002
Kiniksa Pharmaceuticals Ltd. Class A (a)	11,440	128,471
Kinnate Biopharma, Inc. (a)	5,169	56,756
Kodiak Sciences, Inc. (a)	14,768	866,882
Kronos Bio, Inc. (a)	7,986	72,673
Krystal Biotech, Inc. (a)	8,297	489,523
Kura Oncology, Inc. (a)	26,461	372,836
Kymera Therapeutics, Inc. (a)	13,492	566,664
Lexicon Pharmaceuticals, Inc. (a)	27,429	86,950
Ligand Pharmaceuticals, Inc. (a)	8,021	999,657
MacroGenics, Inc. (a)	22,920	283,062
Madrigal Pharmaceuticals, Inc. (a)	4,923	283,466
MannKind Corp. (a)	112,401	419,256
MeiraGTx Holdings PLC (a)	10,507	157,500
Mersana Therapeutics, Inc. (a)	26,905	128,337
Merus N.V. (a)	13,235	325,713
MiMedx Group, Inc. (a)	34,891	173,059
Mirati Therapeutics, Inc. (a)	17,179	2,049,455
Moderna, Inc. (a)	163,862	27,746,752
Monte Rosa Therapeutics, Inc. (a)	5,526	69,959
Morphic Holding, Inc. (a)	8,551	362,819
Myovant Sciences Ltd. (a)	17,552	229,229
Myriad Genetics, Inc. (a)	37,882	995,918
Natera, Inc. (a)	40,232	2,842,391
Neurocrine Biosciences, Inc. (a)	45,120	3,565,382
Nkarta, Inc. (a)	5,668	56,170
Novavax, Inc. (a)	33,706	3,158,252
Nurix Therapeutics, Inc. (a)	9,490	176,704

	Shares	Value

Ocugen, Inc. (a)	94,594	$ 335,809
Olema Pharmaceuticals, Inc. (a)	4,713	30,305
Opko Health, Inc. (a)	211,961	663,438
Organogenesis Holdings, Inc. (a)	15,193	116,834
ORIC Pharmaceuticals, Inc. (a)	13,329	131,824
Passage Bio, Inc. (a)	11,367	57,176
PMV Pharmaceuticals, Inc. (a)	5,318	85,407
Point Biopharma Global, Inc. (a)	17,180	110,811
Praxis Precision Medicines, Inc. (a)	10,361	153,964
Preciden, Inc. (a)	43,334	111,802
Precision BioSciences, Inc. (a)	21,731	103,657
Prelude Therapeutics, Inc. (a)	6,475	64,297
Prometheus Biosciences, Inc. (a)	5,557	199,663
Protagonist Therapeutics, Inc. (a)	20,394	597,340
Prothena Corp. PLC (a)	15,402	524,900
PTC Therapeutics, Inc. (a)	30,118	1,211,346
Radius Health, Inc. (a)	18,921	143,421
Rapt Therapeutics, Inc. (a)	8,885	192,094
Recursion Pharmaceuticals, Inc. (a)	18,946	224,321
Regeneron Pharmaceuticals, Inc. (a)	50,198	30,550,001
REGENXBIO, Inc. (a)	15,072	397,901
Relay Therapeutics, Inc. (a)	20,114	445,123
Repare Therapeutics, Inc. (a)	7,828	120,786
Replimune Group, Inc. (a)	9,931	196,932
REVOLUTION Medicines, Inc. (a)	23,183	498,898
Rhythm Pharmaceuticals, Inc. (a)	16,569	122,776
Rigel Pharmaceuticals, Inc. (a)	78,920	202,035
Rocket Pharmaceuticals, Inc. (a)	18,185	302,598
Rubius Therapeutics, Inc. (a)	19,181	129,472
Sage Therapeutics, Inc. (a)	25,641	1,010,768
Sana Biotechnology, Inc. (a)	17,909	156,883
Sangamo Therapeutics, Inc. (a)	58,722	354,094
Sarepta Therapeutics, Inc. (a)	36,270	2,595,844
Scholar Rock Holding Corp. (a)	11,311	201,449
Seagen, Inc. (a)	65,071	8,752,700
Seres Therapeutics, Inc. (a)	32,518	271,200
Shattuck Labs, Inc. (a)	6,951	48,031
Sorrento Therapeutics, Inc. (a)	135,124	466,178
SpringWorks Therapeutics, Inc. (a)	9,398	523,281
Stoke Therapeutics, Inc. (a)	6,089	115,387
Sutro Biopharma, Inc. (a)	15,252	162,891
Syndax Pharmaceuticals, Inc. (a)	17,993	294,006
Tango Therapeutics, Inc. (a)	18,759	160,014
Taysha Gene Therapies, Inc. (a)	8,068	64,141
TG Therapeutics, Inc. (a)	57,509	665,379
Travere Therapeutics, Inc. (a)	26,424	726,660
Turning Point Therapeutics, Inc. (a)	19,749	735,255
Twist Bioscience Corp. (a)	21,064	1,251,623
Ultragenyx Pharmaceutical, Inc. (a)	30,926	2,162,655
uniQure N.V. (a)	16,808	303,384
United Therapeutics Corp. (a)	21,466	4,333,341
See accompanying notes which are an integral part of the financial statements.
37	Semi-Annual Report

Fidelity® MSCI Health Care Index ETF
Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
BIOTECHNOLOGY – continued
Biotechnology – continued
Vanda Pharmaceuticals, Inc. (a)	26,239	$ 397,783
Vaxart, Inc. (a)	58,346	288,813
Vaxcyte, Inc. (a)	9,683	184,364
VBI Vaccines, Inc. (a)	89,549	152,233
Veracyte, Inc. (a)	33,766	1,026,824
Vericel Corp. (a)	19,347	688,366
Vertex Pharmaceuticals, Inc. (a)	123,902	30,114,381
Verve Therapeutics, Inc. (a)	8,005	230,704
Viking Therapeutics, Inc. (a)	32,605	120,965
Vir Biotechnology, Inc. (a)	31,027	1,065,157
XBiotech, Inc.	8,688	93,570
Xencor, Inc. (a)	24,915	856,329
Xenon Pharmaceuticals, Inc. (a)	18,839	510,914
Y-mAbs Therapeutics, Inc. (a)	12,348	122,122
Zentalis Pharmaceuticals, Inc. (a)	10,735	612,754
ZIOPHARM Oncology, Inc. (a)	103,316	111,581
Zymeworks, Inc. (a)	17,532	156,035
TOTAL BIOTECHNOLOGY		482,131,792
HEALTH CARE EQUIPMENT & SUPPLIES – 24.1%
Health Care Equipment – 22.4%
Abbott Laboratories	846,686	107,918,597
ABIOMED, Inc. (a)	21,714	6,424,521
Accelerate Diagnostics, Inc. (a)	14,915	49,667
Alphatec Holdings, Inc. (a)	30,348	313,798
AngioDynamics, Inc. (a)	18,834	407,379
Aspira Women's Health, Inc. (a)	23,882	28,897
AtriCure, Inc. (a)	20,715	1,359,733
AxoGen, Inc. (a)	18,340	159,741
Axonics, Inc. (a)	16,770	795,401
Baxter International, Inc.	238,754	20,399,142
Becton Dickinson and Co.	137,160	34,857,842
Boston Scientific Corp. (a)	680,023	29,172,987
Butterfly Network, Inc. (a)	51,892	300,974
Cardiovascular Systems, Inc. (a)	18,913	332,301
CONMED Corp.	13,856	1,906,309
CryoLife, Inc. (a)	18,835	335,263
CryoPort, Inc. (a)	17,441	728,511
Cutera, Inc. (a)	7,268	264,628
Danaher Corp.	306,859	87,697,234
DexCom, Inc. (a)	46,210	19,892,481
Edwards Lifesciences Corp. (a)	297,697	32,508,512
Envista Holdings Corp. (a)	76,767	3,319,405
Glaukos Corp. (a)	22,086	1,175,859
Globus Medical, Inc. Class A (a)	37,501	2,502,442
Heska Corp. (a)	4,891	672,904
Hologic, Inc. (a)	121,195	8,512,737
IDEXX Laboratories, Inc. (a)	40,632	20,612,614
Inari Medical, Inc. (a)	9,733	715,959

	Shares	Value

Inogen, Inc. (a)	9,128	$ 271,375
Insulet Corp. (a)	32,955	8,172,840
Integer Holdings Corp. (a)	15,902	1,246,876
Integra LifeSciences Holdings Corp. (a)	34,502	2,233,660
Intersect ENT, Inc. (a)	14,771	404,725
Intuitive Surgical, Inc. (a)	170,488	48,449,280
iRhythm Technologies, Inc. (a)	14,181	1,770,214
LeMaitre Vascular, Inc.	9,207	389,548
LivaNova PLC (a)	25,355	1,904,414
Masimo Corp. (a)	24,932	5,481,799
Medtronic PLC	642,583	66,500,915
Mesa Laboratories, Inc.	2,451	696,893
Natus Medical, Inc. (a)	16,691	384,561
Nevro Corp. (a)	15,996	1,050,937
Novocure Ltd. (a)	44,409	3,048,678
NuVasive, Inc. (a)	24,957	1,298,014
Ortho Clinical Diagnostics Holdings PLC (a)	56,028	972,646
Orthofix Medical, Inc. (a)	9,861	299,774
Outset Medical, Inc. (a)	19,094	710,106
Penumbra, Inc. (a)	16,661	3,765,553
ResMed, Inc.	69,590	15,908,274
Senseonics Holdings, Inc. (a)	172,774	463,034
Shockwave Medical, Inc. (a)	15,223	2,206,878
SI-BONE, Inc. (a)	12,301	242,330
Sight Sciences, Inc. (a)	5,632	82,396
Steris PLC	47,698	10,703,431
Stryker Corp.	162,089	40,206,176
Surmodics, Inc. (a)	6,516	297,651
Tactile Systems Technology, Inc. (a)	9,398	148,206
Tandem Diabetes Care, Inc. (a)	30,107	3,555,938
Teleflex, Inc.	22,385	6,943,603
TransMedics Group, Inc. (a)	11,694	185,584
Treace Medical Concepts, Inc. (a)	7,545	136,866
Vapotherm, Inc. (a)	8,006	129,457
Varex Imaging Corp. (a)	18,667	487,209
ViewRay, Inc. (a)	57,146	248,585
Zimmer Biomet Holdings, Inc.	99,819	12,279,733
Zomedica Corp. (a)	427,527	133,089
Zynex, Inc.	11,673	92,450
		626,869,536
Health Care Supplies – 1.7%
Align Technology, Inc. (a)	35,866	17,752,235
Atrion Corp.	701	424,392
Avanos Medical, Inc. (a)	22,819	690,503
BioLife Solutions, Inc. (a)	11,564	345,070
Cerus Corp. (a)	82,426	441,803
DENTSPLY SIRONA, Inc.	104,384	5,576,193
Establishment Labs Holdings, Inc. (a)	8,995	470,798
Figs, Inc. Class A (a)	14,403	323,779

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	38

Common Stocks – continued
	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES – continued
Health Care Supplies – continued
Haemonetics Corp. (a)	24,484	$ 1,183,801
ICU Medical, Inc. (a)	9,671	2,063,405
Lantheus Holdings, Inc. (a)	32,809	833,677
Meridian Bioscience, Inc. (a)	19,470	405,950
Merit Medical Systems, Inc. (a)	24,166	1,340,005
Neogen Corp. (a)	51,200	1,867,264
OraSure Technologies, Inc. (a)	33,637	297,688
OrthoPediatrics Corp. (a)	6,491	306,959
Pulmonx Corp. (a)	9,340	227,429
Quidel Corp. (a)	17,857	1,845,700
Silk Road Medical, Inc. (a)	15,855	520,203
SmileDirectClub, Inc. (a)	48,549	124,285
STAAR Surgical Co. (a)	18,196	1,323,213
The Cooper Cos., Inc.	23,554	9,381,558
		47,745,910
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		674,615,446
HEALTH CARE PROVIDERS & SERVICES – 20.5%
Health Care Distributors – 1.6%
AdaptHealth Corp. (a)	36,960	698,544
AmerisourceBergen Corp.	74,471	10,142,950
Cardinal Health, Inc.	138,450	7,139,866
Covetrus, Inc. (a)	49,922	902,091
Henry Schein, Inc. (a)	66,557	5,011,742
McKesson Corp.	73,877	18,965,703
Owens & Minor, Inc.	34,070	1,434,006
Patterson Cos., Inc.	42,269	1,212,698
PetIQ, Inc. (a)	11,508	235,224
		45,742,824
Health Care Facilities – 1.8%
Acadia Healthcare Co., Inc. (a)	40,640	2,139,696
Brookdale Senior Living, Inc. (a)	88,604	468,715
Cano Health, Inc. (a)	83,071	480,150
Community Health Systems, Inc. (a)	54,701	694,156
Encompass Health Corp.	47,617	2,954,159
Hanger, Inc. (a)	18,275	331,326
HCA Healthcare, Inc.	122,319	29,362,676
National HealthCare Corp.	6,303	412,216
Select Medical Holdings Corp.	50,980	1,184,265
Surgery Partners, Inc. (a)	16,009	683,104
Tenet Healthcare Corp. (a)	43,392	3,216,215
The Ensign Group, Inc.	24,988	1,884,845
The Joint Corp. (a)	6,731	363,743
The Pennant Group, Inc. (a)	12,525	208,166
Universal Health Services, Inc. Class B	36,155	4,702,319
US Physical Therapy, Inc.	6,252	605,006
		49,690,757

	Shares	Value

Health Care Services – 5.6%
1Life Healthcare, Inc. (a)	39,000	$ 435,240
Accolade, Inc. (a)	17,317	330,755
Addus HomeCare Corp. (a)	7,493	598,166
Agiliti, Inc. (a)	15,533	297,146
Amedisys, Inc. (a)	15,545	2,100,130
AMN Healthcare Services, Inc. (a)	22,650	2,295,351
Apollo Medical Holdings, Inc. (a)	14,528	747,902
Apria, Inc. (a)	8,422	315,067
Aveanna Healthcare Holdings, Inc. (a)	21,941	120,456
Castle Biosciences, Inc. (a)	9,420	407,415
Chemed Corp.	7,497	3,515,418
Cigna Corp.	162,432	37,434,079
CorVel Corp. (a)	4,652	819,310
Cross Country Healthcare, Inc. (a)	17,206	370,101
CVS Health Corp.	630,220	67,124,732
DaVita, Inc. (a)	32,456	3,517,257
Fulgent Genetics, Inc. (a)	9,340	596,546
Guardant Health, Inc. (a)	41,071	2,856,488
Hims & Hers Health, Inc. (a)	38,925	189,954
Laboratory Corp. of America Holdings (a)	46,076	12,503,183
LHC Group, Inc. (a)	14,387	1,785,427
MEDNAX, Inc. (a)	37,689	921,496
ModivCare, Inc. (a)	6,069	703,579
National Research Corp.	6,745	280,592
Oak Street Health, Inc. (a)	46,192	802,817
Option Care Health, Inc. (a)	60,160	1,405,939
Premier, Inc. Class A	58,495	2,235,679
Privia Health Group, Inc. (a)	10,079	214,481
Quest Diagnostics, Inc.	58,432	7,889,489
R1 RCM, Inc. (a)	59,803	1,422,115
RadNet, Inc. (a)	21,235	546,801
Signify Health, Inc. (a)	12,011	160,107
Tivity Health, Inc. (a)	18,614	473,540
		155,416,758
Managed Health Care – 11.5%
Alignment Healthcare, Inc. (a)	17,850	135,660
Anthem, Inc.	116,444	51,350,640
Centene Corp. (a)	278,458	21,652,894
Clover Health Investments Corp. (a)	141,744	365,700
HealthEquity, Inc. (a)	39,878	2,131,080
Humana, Inc.	61,373	24,088,902
Molina Healthcare, Inc. (a)	27,870	8,095,678
Progyny, Inc. (a)	25,336	1,026,108
Triple-S Management Corp. Class B (a)	11,651	419,319
UnitedHealth Group, Inc.	450,332	212,813,393
		322,079,374
TOTAL HEALTH CARE PROVIDERS & SERVICES		572,929,713
See accompanying notes which are an integral part of the financial statements.
39	Semi-Annual Report

Fidelity® MSCI Health Care Index ETF
Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
HEALTH CARE TECHNOLOGY – 1.8%
Health Care Technology – 1.8%
Allscripts Healthcare Solutions, Inc. (a)	59,576	$ 1,204,627
American Well Corp. Class A (a)	24,492	115,847
Cerner Corp.	141,172	12,874,886
Certara, Inc. (a)	41,320	1,104,484
Change Healthcare, Inc. (a)	111,211	2,188,632
Computer Programs & Systems, Inc. (a)	6,768	191,670
Evolent Health, Inc. Class A (a)	41,961	994,895
Health Catalyst, Inc. (a)	20,598	614,850
HealthStream, Inc. (a)	12,052	293,466
Inspire Medical Systems, Inc. (a)	12,981	2,872,565
Multiplan Corp. (a)	63,558	256,139
NextGen Healthcare, Inc. (a)	27,287	526,912
Omnicell, Inc. (a)	20,730	3,112,402
OptimizeRx Corp. (a)	7,521	337,919
Phreesia, Inc. (a)	21,721	677,478
Schrodinger, Inc. (a)	23,415	663,815
Sema4 Holdings Corp. (a)	51,509	176,161
Simulations Plus, Inc.	7,621	324,045
Tabula Rasa HealthCare, Inc. (a)	11,133	120,125
Teladoc Health, Inc. (a)	68,291	5,238,603
Veeva Systems, Inc. Class A (a)	66,007	15,613,296
Vocera Communications, Inc. (a)	16,499	1,303,586
TOTAL HEALTH CARE TECHNOLOGY		50,806,403
LIFE SCIENCES TOOLS & SERVICES – 10.1%
Life Sciences Tools & Services – 10.1%
10X Genomics, Inc. Class A (a)	36,701	3,533,205
23andMe Holding Co. (a)	28,657	133,828
Adaptive Biotechnologies Corp. (a)	43,425	757,332
Agilent Technologies, Inc.	144,711	20,161,137
Avantor, Inc. (a)	250,728	9,359,676
Bionano Genomics, Inc. (a)	132,387	293,899
Bio-Rad Laboratories, Inc. Class A (a)	10,641	6,381,727
Bio-Techne Corp.	18,677	7,030,210
Bruker Corp.	50,613	3,370,826
Charles River Laboratories International, Inc. (a)	24,036	7,926,111
Codexis, Inc. (a)	27,984	573,672
Fluidigm Corp. (a)	34,487	112,772
Illumina, Inc. (a)	70,063	24,439,376
IQVIA Holdings, Inc. (a)	91,512	22,411,289
Maravai LifeSciences Holdings, Inc. Class A (a)	53,288	1,541,089
MaxCyte, Inc. (a)	31,104	200,932
Medpace Holdings, Inc. (a)	13,778	2,445,044
Mettler-Toledo International, Inc. (a)	11,048	16,270,169

	Shares	Value

NanoString Technologies, Inc. (a)	21,715	$ 753,945
NeoGenomics, Inc. (a)	55,602	1,253,269
Pacific Biosciences of California, Inc. (a)	89,932	1,005,440
PerkinElmer, Inc.	53,471	9,206,102
Personalis, Inc. (a)	15,581	177,468
Quanterix Corp. (a)	14,101	429,234
Quantum-Si, Inc. (a)	38,851	186,096
Repligen Corp. (a)	24,891	4,936,881
Seer, Inc. (a)	14,864	233,811
Sotera Health Co. (a)	40,328	867,455
Syneos Health, Inc. (a)	49,514	4,483,988
Thermo Fisher Scientific, Inc.	187,894	109,222,782
Waters Corp. (a)	29,265	9,368,312
West Pharmaceutical Services, Inc.	35,352	13,901,113
TOTAL LIFE SCIENCES TOOLS & SERVICES		282,968,190
PHARMACEUTICALS – 25.9%
Pharmaceuticals – 25.9%
Aclaris Therapeutics, Inc. (a)	20,975	229,047
Aerie Pharmaceuticals, Inc. (a)	21,131	155,524
Amneal Pharmaceuticals, Inc. (a)	45,653	202,243
Amphastar Pharmaceuticals, Inc. (a)	18,624	430,028
ANI Pharmaceuticals, Inc. (a)	5,432	219,561
Antares Pharma, Inc. (a)	74,581	251,338
Arvinas, Inc. (a)	17,534	1,253,506
Atea Pharmaceuticals, Inc. (a)	7,865	56,156
Axsome Therapeutics, Inc. (a)	11,530	316,383
BioDelivery Sciences International, Inc. (a)	39,592	144,907
Bristol-Myers Squibb Co.	1,061,267	68,865,616
Cara Therapeutics, Inc. (a)	18,940	219,325
Cassava Sciences, Inc. (a)	18,139	802,651
Catalent, Inc. (a)	81,412	8,461,149
Collegium Pharmaceutical, Inc. (a)	14,771	263,662
Corcept Therapeutics, Inc. (a)	52,872	992,407
Elanco Animal Health, Inc. (a)	203,024	5,286,745
Eli Lilly & Co.	388,329	95,292,053
Endo International PLC (a)	109,285	348,619
Fulcrum Therapeutics, Inc. (a)	12,176	148,060
Harmony Biosciences Holdings, Inc. (a)	8,102	290,538
Innoviva, Inc. (a)	29,806	477,790
Intra-Cellular Therapies, Inc. (a)	38,998	1,852,015
Jazz Pharmaceuticals PLC (a)	29,211	4,057,700
Johnson & Johnson	1,257,257	216,612,808
Merck & Co., Inc.	1,208,968	98,506,713
Nektar Therapeutics (a)	87,197	969,631
NGM Biopharmaceuticals, Inc. (a)	14,557	230,146
Nuvation Bio, Inc. (a)	51,650	315,065
Ocular Therapeutix, Inc. (a)	34,671	196,238

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	40

Common Stocks – continued
	Shares	Value
PHARMACEUTICALS – continued
Pharmaceuticals – continued
Omeros Corp. (a)	28,482	$ 170,892
Oramed Pharmaceuticals, Inc. (a)	13,944	124,938
Organon & Co.	121,580	3,879,618
Pacira BioSciences, Inc. (a)	21,128	1,326,205
Perrigo Co. PLC	64,057	2,438,650
Pfizer, Inc.	2,677,719	141,089,014
Phathom Pharmaceuticals, Inc. (a)	6,688	112,358
Phibro Animal Health Corp. Class A	10,052	194,004
Pliant Therapeutics, Inc. (a)	6,150	72,139
Prestige Consumer Healthcare, Inc. (a)	24,184	1,365,187
Provention Bio, Inc. (a)	22,622	121,254
Reata Pharmaceuticals, Inc. Class A (a)	12,813	360,302
Relmada Therapeutics, Inc. (a)	11,304	207,881
Revance Therapeutics, Inc. (a)	32,198	429,199
Royalty Pharma PLC Class A	163,468	6,540,355
SIGA Technologies, Inc. (a)	21,874	142,400
Supernus Pharmaceuticals, Inc. (a)	25,645	791,148
Theravance Biopharma, Inc. (a)	25,575	232,988
Tilray, Inc. Class 2 (a)	221,305	1,318,978
Viatris, Inc.	576,694	8,633,109

	Shares	Value

Zoetis, Inc.	226,353	$ 45,223,066
Zogenix, Inc. (a)	23,800	619,038
TOTAL PHARMACEUTICALS		722,840,347
TOTAL COMMON STOCKS (Cost $2,164,670,929)		2,786,291,891
Money Market Fund – 0.2%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 0.01% (c) (Cost $3,894,000)	3,894,000	3,894,000
TOTAL INVESTMENT IN SECURITIES – 99.9% (Cost $2,168,564,929)		2,790,185,891
NET OTHER ASSETS (LIABILITIES) – 0.1%		4,071,237
NET ASSETS – 100.0%		$2,794,257,128

Legend
(a)	Non-income producing.
(b)	Level 3 security.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	7	March 2022	$ 708,540	$ (66,892)	$ (66,892)
CME E-mini S&P Health Care Select Sector Index Contracts (United States)	53	March 2022	7,018,790	(264,156)	(264,156)
Total Equity Index Contracts					$ (331,048)
The notional amount of futures purchased as a percentage of Net Assets is 0.3%
See accompanying notes which are an integral part of the financial statements.
41	Semi-Annual Report

Fidelity® MSCI Health Care Index ETF
Schedule of Investments (Unaudited)–continued
Investment Valuation
The following is a summary of the inputs used, as of January 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 2,786,291,891	$ 2,786,272,050	$ —	$ 19,841
Money Market Funds	3,894,000	3,894,000	—	—
Total Investments in Securities:	$ 2,790,185,891	$ 2,790,166,050	$ —	$ 19,841
Derivative Instruments:
Liabilities
Futures Contracts	$ (331,048)	$ (331,048)	$ —	$ —
Total Liabilities	$ (331,048)	$ (331,048)	$ —	$ —
Total Derivative Instruments:	$ (331,048)	$ (331,048)	$ —	$ —
Value of Derivative Instruments
The following table is a summary of the Fund’s value of derivative instruments by primary risk exposure as of January 31, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.
Primary Risk/ Derivative Type	Value
	Asset	Liabilities
Equity Risk
Futures Contracts(a)	$0	$(331,048)
Total Equity Risk	0	(331,048)
Total Value of Derivatives	$0	$(331,048)

(a)	Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in total accumulated earnings (loss).
See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	42

Fidelity® MSCI Industrials Index ETF
Schedule of Investments January 31, 2022 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.8%
	Shares	Value
AEROSPACE & DEFENSE – 15.9%
Aerospace & Defense – 15.9%
AAR Corp. (a)	7,331	$ 295,219
Aerojet Rocketdyne Holdings, Inc.	14,508	559,864
AeroVironment, Inc. (a)	4,993	284,202
Astra Space, Inc. (a)	23,479	112,230
Axon Enterprise, Inc. (a)	13,995	1,958,320
BWX Technologies, Inc.	20,268	902,129
Curtiss-Wright Corp.	8,753	1,162,311
Ducommun, Inc. (a)	2,319	101,456
General Dynamics Corp.	50,725	10,758,772
HEICO Corp.	9,300	1,268,427
HEICO Corp. Class A	15,631	1,714,721
Hexcel Corp. (a)	17,836	930,504
Howmet Aerospace, Inc.	82,613	2,568,438
Huntington Ingalls Industries, Inc.	8,590	1,608,048
Kaman Corp.	5,287	211,321
Kratos Defense & Security Solutions, Inc. (a)	26,420	442,799
L3Harris Technologies, Inc.	42,902	8,978,960
Lockheed Martin Corp.	53,203	20,702,883
Maxar Technologies, Inc.	15,639	406,770
Mercury Systems, Inc. (a)	12,416	706,719
Momentus, Inc. (a)	9,396	33,826
Moog, Inc. Class A	6,214	473,755
National Presto Industries, Inc.	1,122	92,284
Northrop Grumman Corp.	32,470	12,010,653
PAE, Inc. (a)	13,996	140,100
Parsons Corp. (a)	5,429	165,313
Raytheon Technologies Corp.	321,908	29,032,883
Rocket Lab USA, Inc. (a)	33,323	301,240
Spirit AeroSystems Holdings, Inc. Class A	22,561	988,849
Textron, Inc.	47,849	3,256,603
The Boeing Co. (a)	118,875	23,803,530
TransDigm Group, Inc. (a)	11,177	6,887,156
Triumph Group, Inc. (a)	13,678	249,213
Vectrus, Inc. (a)	2,526	116,221
Virgin Galactic Holdings, Inc. (a)	41,510	381,892
TOTAL AEROSPACE & DEFENSE		133,607,611
AIR FREIGHT & LOGISTICS – 6.6%
Air Freight & Logistics – 6.6%
Air Transport Services Group, Inc. (a)	3,951	106,084
Atlas Air Worldwide Holdings, Inc. (a)	1,519	122,021
CH Robinson Worldwide, Inc.	28,103	2,940,979
Expeditors International of Washington, Inc.	36,266	4,151,732
FedEx Corp.	53,988	13,273,490

	Shares	Value

Forward Air Corp.	5,811	$ 617,709
GXO Logistics, Inc. (a)	22,080	1,793,117
Hub Group, Inc. Class A (a)	7,145	541,019
United Parcel Service, Inc. Class B	155,481	31,439,813
TOTAL AIR FREIGHT & LOGISTICS		54,985,964
AIRLINES – 0.6%
Airlines – 0.6%
Alaska Air Group, Inc. (a)	6,684	365,882
Allegiant Travel Co. (a)	946	169,012
American Airlines Group, Inc. (a)	34,743	572,217
Delta Air Lines, Inc. (a)	34,055	1,351,643
Frontier Group Holdings, Inc. (a)	9,143	119,590
Hawaiian Holdings, Inc. (a)	2,893	49,470
JetBlue Airways Corp. (a)	17,314	253,304
SkyWest, Inc. (a)	2,639	100,678
Southwest Airlines Co. (a)	31,531	1,411,328
Spirit Airlines, Inc. (a)	5,729	123,002
Sun Country Airlines Holdings, Inc. (a)	4,270	113,497
Wheels Up Experience, Inc. (a)	15,629	59,703
TOTAL AIRLINES		4,689,326
BUILDING PRODUCTS – 7.3%
Building Products – 7.3%
AAON, Inc.	8,978	576,837
Advanced Drainage Systems, Inc.	11,324	1,280,631
Allegion PLC	19,128	2,347,579
American Woodmark Corp. (a)	3,596	215,508
AO Smith Corp.	28,508	2,178,581
Apogee Enterprises, Inc.	5,429	242,405
Armstrong World Industries, Inc.	10,187	1,008,717
Builders FirstSource, Inc. (a)	42,013	2,856,464
Carlisle Cos., Inc.	11,117	2,483,982
Carrier Global Corp.	175,975	8,390,488
Cornerstone Building Brands, Inc. (a)	11,003	162,294
CSW Industrials, Inc.	3,188	353,868
Fortune Brands Home & Security, Inc.	29,427	2,771,141
Gibraltar Industries, Inc. (a)	6,982	382,614
Griffon Corp.	10,483	234,714
Insteel Industries, Inc.	4,113	155,595
Janus International Group, Inc. (a)	14,677	155,576
JELD-WEN Holding, Inc. (a)	19,624	463,126
Johnson Controls International PLC	152,040	11,048,747
Lennox International, Inc.	7,134	2,023,345
Masco Corp.	52,769	3,341,861
Masonite International Corp. (a)	4,931	489,352
Owens Corning	21,974	1,949,094
PGT Innovations, Inc. (a)	12,848	243,984

See accompanying notes which are an integral part of the financial statements.
43	Semi-Annual Report

Fidelity® MSCI Industrials Index ETF
Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
BUILDING PRODUCTS – continued
Building Products – continued
Quanex Building Products Corp.	7,105	$ 154,818
Resideo Technologies, Inc. (a)	29,957	742,334
Simpson Manufacturing Co., Inc.	9,258	1,044,210
The AZEK Co., Inc. (a)	19,839	655,282
Trane Technologies PLC	50,725	8,780,498
Trex Co., Inc. (a)	24,621	2,252,083
UFP Industries, Inc.	13,170	1,051,756
View, Inc. (a)	11,511	30,274
Zurn Water Solutions Corp.	25,985	793,582
TOTAL BUILDING PRODUCTS		60,861,340
COMMERCIAL SERVICES & SUPPLIES – 6.7%
Commercial Printing – 0.1%
Brady Corp. Class A	10,400	539,968
Cimpress PLC (a)	3,456	232,312
Deluxe Corp.	9,262	278,786
Ennis, Inc.	5,731	108,488
		1,159,554
Diversified Support Services – 2.0%
ACV Auctions, Inc. Class A (a)	9,135	121,130
Cintas Corp.	19,784	7,746,030
Copart, Inc. (a)	45,457	5,875,317
Driven Brands Holdings, Inc. (a)	10,648	300,806
Healthcare Services Group, Inc.	15,996	290,967
IAA, Inc. (a)	28,870	1,325,999
KAR Auction Services, Inc. (a)	25,833	367,345
Matthews International Corp. Class A	6,698	235,234
UniFirst Corp.	3,256	618,933
Viad Corp. (a)	4,452	167,707
		17,049,468
Environmental & Facilities Services – 4.1%
ABM Industries, Inc.	14,363	598,794
BrightView Holdings, Inc. (a)	8,894	118,023
Casella Waste Systems, Inc. Class A (a)	10,733	815,493
Clean Harbors, Inc. (a)	11,013	1,019,253
Harsco Corp. (a)	17,017	267,167
Heritage-Crystal Clean, Inc. (a)	3,277	93,755
Montrose Environmental Group, Inc. (a)	4,717	215,897
Republic Services, Inc.	47,577	6,073,680
Rollins, Inc.	47,387	1,461,889
SP Plus Corp. (a)	4,999	140,872
Stericycle, Inc. (a)	19,691	1,156,649
Tetra Tech, Inc.	11,574	1,610,985
US Ecology, Inc. (a)	6,663	190,429
Waste Connections, Inc.	55,619	6,935,689

	Shares	Value

Waste Management, Inc.	89,897	$ 13,524,105
		34,222,680
Office Services & Supplies – 0.3%
ACCO Brands Corp.	20,478	166,691
Herman Miller, Inc.	16,169	624,447
HNI Corp.	9,483	397,717
Interface, Inc.	12,433	164,862
Kimball International, Inc. Class B	8,058	79,130
MSA Safety, Inc.	7,987	1,097,414
Pitney Bowes, Inc.	18,240	112,358
Steelcase, Inc. Class A	18,519	228,524
		2,871,143
Security & Alarm Services – 0.2%
ADT, Inc.	32,609	247,502
CoreCivic, Inc. (a)	26,241	265,297
The Brink's Co.	10,732	748,879
		1,261,678
TOTAL COMMERCIAL SERVICES & SUPPLIES		56,564,523
CONSTRUCTION & ENGINEERING – 1.8%
Construction & Engineering – 1.8%
AECOM	29,175	2,016,868
Ameresco, Inc. Class A (a)	5,666	286,756
API Group Corp. (a)	30,011	669,245
Arcosa, Inc.	10,348	482,838
Argan, Inc.	3,407	126,570
Comfort Systems USA, Inc.	7,774	697,950
Construction Partners, Inc. Class A (a)	6,728	176,543
Dycom Industries, Inc. (a)	6,556	552,605
EMCOR Group, Inc.	11,504	1,371,392
Fluor Corp. (a)	30,269	636,860
Granite Construction, Inc.	9,873	355,230
Great Lakes Dredge & Dock Corp. (a)	14,019	191,920
IES Holdings, Inc. (a)	2,044	100,769
MasTec, Inc. (a)	12,659	1,090,320
MYR Group, Inc. (a)	3,641	342,363
NV5 Global, Inc. (a)	2,815	294,421
Primoris Services Corp.	11,443	294,314
Quanta Services, Inc.	29,703	3,051,092
Sterling Construction Co., Inc. (a)	6,057	153,908
Tutor Perini Corp. (a)	9,690	115,311
Valmont Industries, Inc.	4,525	982,966
WillScot Mobile Mini Holdings Corp. (a)	36,303	1,344,663
TOTAL CONSTRUCTION & ENGINEERING		15,334,904
ELECTRICAL EQUIPMENT – 7.5%
Electrical Components & Equipment – 7.4%
Acuity Brands, Inc.	7,642	1,463,672

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	44

Common Stocks – continued
	Shares	Value
ELECTRICAL EQUIPMENT – continued
Electrical Components & Equipment – continued
AMETEK, Inc.	49,356	$ 6,750,420
Array Technologies, Inc. (a)	24,688	260,212
Atkore, Inc. (a)	9,866	1,063,357
Blink Charging Co. (a)	8,048	168,284
ChargePoint Holdings, Inc. (a)	38,351	531,161
Eaton Corp. PLC	85,092	13,481,126
Emerson Electric Co.	127,621	11,734,751
Encore Wire Corp.	4,405	496,399
EnerSys	9,117	683,137
Enovix Corp. (a)	9,243	148,905
FREYR Battery S.A. (a)	19,760	179,421
FuelCell Energy, Inc. (a)	69,464	294,527
Generac Holdings, Inc. (a)	13,477	3,805,635
GrafTech International Ltd.	37,401	391,962
Hubbell, Inc.	11,597	2,172,002
nVent Electric PLC	35,817	1,238,910
Plug Power, Inc. (a)	110,348	2,413,311
Regal Rexnord Corp.	14,370	2,277,358
Rockwell Automation, Inc.	24,767	7,163,112
Romeo Power, Inc. (a)	20,442	48,243
Sensata Technologies Holding PLC (a)	33,742	1,935,441
Shoals Technologies Group, Inc. (a)	22,251	375,152
Stem, Inc. (a)	6,949	85,334
Sunrun, Inc. (a)	37,464	971,442
Thermon Group Holdings, Inc. (a)	7,327	125,658
Vertiv Holdings Co.	56,254	1,173,458
Vicor Corp. (a)	4,739	447,030
		61,879,420
Heavy Electrical Equipment – 0.1%
AZZ, Inc.	5,363	255,171
Bloom Energy Corp. Class A (a)	31,247	471,205
TPI Composites, Inc. (a)	7,710	93,060
		819,436
TOTAL ELECTRICAL EQUIPMENT		62,698,856
INDUSTRIAL CONGLOMERATES – 9.8%
Industrial Conglomerates – 9.8%
3M Co.	123,531	20,508,617
General Electric Co.	234,329	22,139,404
Honeywell International, Inc.	147,389	30,138,103
Roper Technologies, Inc.	22,503	9,837,411
TOTAL INDUSTRIAL CONGLOMERATES		82,623,535
MACHINERY – 20.8%
Agricultural & Farm Machinery – 3.3%
AGCO Corp.	13,645	1,599,194
Deere & Co.	62,885	23,669,914
Hydrofarm Holdings Group, Inc. (a)	5,595	109,718

	Shares	Value

Lindsay Corp.	2,308	$ 291,385
The Toro Co.	22,820	2,203,956
		27,874,167
Construction Machinery & Heavy Trucks – 5.7%
Alamo Group, Inc.	2,189	308,321
Allison Transmission Holdings, Inc.	22,685	861,803
Astec Industries, Inc.	4,565	288,919
Blue Bird Corp. (a)	3,439	53,339
Caterpillar, Inc.	116,879	23,558,131
Cummins, Inc.	30,658	6,771,739
Douglas Dynamics, Inc.	4,860	177,536
Federal Signal Corp.	12,998	507,182
Hyliion Holdings Corp. (a)	19,801	88,114
Hyzon Motors, Inc. (a)	15,730	79,908
Ideanomics, Inc. (a)	91,455	97,857
Meritor, Inc. (a)	14,882	343,030
Microvast Holdings, Inc. (a)	28,687	158,926
Nikola Corp. (a)	33,918	272,362
Oshkosh Corp.	14,616	1,663,447
PACCAR, Inc.	74,118	6,892,233
Proterra, Inc. (a)	36,028	284,981
REV Group, Inc.	6,633	89,081
Terex Corp.	14,867	620,251
The Greenbrier Cos., Inc.	7,012	283,004
The Manitowoc Co., Inc. (a)	7,322	133,627
The Shyft Group, Inc.	6,850	287,289
Trinity Industries, Inc.	15,816	454,394
Wabash National Corp.	10,908	214,015
Westinghouse Air Brake Technologies Corp.	38,335	3,407,981
		47,897,470
Industrial Machinery – 11.8%
Albany International Corp. Class A	6,597	552,235
Altra Industrial Motion Corp.	13,828	667,616
Barnes Group, Inc.	10,324	466,335
Berkshire Grey, Inc. (a)	9,447	32,687
Chart Industries, Inc. (a)	7,883	960,701
CIRCOR International, Inc. (a)	4,229	117,439
Colfax Corp. (a)	27,416	1,127,346
Columbus McKinnon Corp.	6,111	264,484
Crane Co.	10,042	1,039,447
Desktop Metal, Inc. Class A (a)	42,543	174,001
Donaldson Co., Inc.	26,878	1,496,029
Dover Corp.	30,736	5,222,354
Energy Recovery, Inc. (a)	8,150	159,577
Enerpac Tool Group Corp.	13,062	233,157
EnPro Industries, Inc.	4,142	434,993
ESCO Technologies, Inc.	5,556	443,258
Evoqua Water Technologies Corp. (a)	25,729	1,042,025
Flowserve Corp.	27,772	905,923
See accompanying notes which are an integral part of the financial statements.
45	Semi-Annual Report

Fidelity® MSCI Industrials Index ETF
Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
MACHINERY – continued
Industrial Machinery – continued
Fortive Corp.	72,683	$ 5,127,059
Franklin Electric Co., Inc.	8,415	730,422
Gates Industrial Corp. PLC (a)	12,757	197,351
Graco, Inc.	36,214	2,627,688
Helios Technologies, Inc.	6,576	503,919
Hillenbrand, Inc.	15,678	728,713
Hillman Solutions Corp. (a)	19,891	178,422
Hyster-Yale Materials Handling, Inc.	1,507	67,649
IDEX Corp.	16,223	3,495,083
Illinois Tool Works, Inc.	67,238	15,728,313
Ingersoll Rand, Inc.	86,518	4,863,177
ITT, Inc.	18,342	1,685,997
John Bean Technologies Corp.	6,774	914,490
Kadant, Inc.	2,476	517,434
Kennametal, Inc.	17,045	589,246
Lincoln Electric Holdings, Inc.	12,073	1,543,412
Luxfer Holdings PLC	5,963	101,848
Markforged Holding Corp. (a)	9,826	46,477
Mueller Industries, Inc.	11,021	569,345
Mueller Water Products, Inc. Class A	34,045	437,478
Nordson Corp.	11,163	2,595,844
Omega Flex, Inc.	663	94,119
Otis Worldwide Corp.	86,557	7,394,565
Parker Hannifin Corp.	27,565	8,545,426
Pentair PLC	35,377	2,253,515
Proto Labs, Inc. (a)	5,962	299,173
RBC Bearings, Inc. (a)	6,045	1,090,941
Snap-on, Inc.	11,510	2,396,958
SPX Corp. (a)	9,639	502,963
SPX FLOW, Inc.	8,940	770,628
Standex International Corp.	2,624	260,694
Stanley Black & Decker, Inc.	34,790	6,076,073
Tennant Co.	4,032	311,149
The Gorman-Rupp Co.	4,417	177,166
The Middleby Corp. (a)	11,860	2,196,472
The Timken Co.	14,700	981,960
Watts Water Technologies, Inc. Class A	5,868	899,036
Welbilt, Inc. (a)	28,772	683,335
Woodward, Inc.	12,928	1,425,571
Xylem, Inc.	38,458	4,038,859
		98,987,577
TOTAL MACHINERY		174,759,214
MARINE – 0.1%
Marine – 0.1%
Genco Shipping & Trading Ltd.	5,746	89,408
Kirby Corp. (a)	3,199	208,511

	Shares	Value

Matson, Inc.	2,337	$ 228,231
TOTAL MARINE		526,150
PROFESSIONAL SERVICES – 7.2%
Human Resource & Employment Services – 1.1%
ASGN, Inc. (a)	11,325	1,300,903
Barrett Business Services, Inc.	1,619	103,616
First Advantage Corp. (a)	6,482	109,675
Heidrick & Struggles International, Inc.	4,153	181,777
Insperity, Inc.	7,826	841,530
Kelly Services, Inc. Class A	7,343	125,418
Kforce, Inc.	4,125	283,264
Korn Ferry	11,921	791,316
ManpowerGroup, Inc.	11,609	1,217,436
Robert Half International, Inc.	23,881	2,704,762
Skillsoft Corp. (a)	14,111	104,704
TriNet Group, Inc. (a)	8,463	721,048
TrueBlue, Inc. (a)	7,552	200,883
Upwork, Inc. (a)	24,422	664,278
		9,350,610
Research & Consulting Services – 6.1%
Booz Allen Hamilton Holding Corp.	28,829	2,212,049
CACI International, Inc. Class A (a)	5,017	1,241,507
CBIZ, Inc. (a)	10,068	388,927
Clarivate PLC (a)	74,964	1,233,907
CoStar Group, Inc. (a)	84,319	5,915,821
CRA International, Inc.	1,567	133,289
Dun & Bradstreet Holdings, Inc. (a)	32,485	651,649
Equifax, Inc.	26,007	6,235,438
Exponent, Inc.	11,101	1,054,373
Forrester Research, Inc. (a)	2,538	139,641
FTI Consulting, Inc. (a)	7,304	1,064,996
Huron Consulting Group, Inc. (a)	4,848	213,894
ICF International, Inc.	3,993	376,899
IHS Markit Ltd.	80,846	9,442,004
Jacobs Engineering Group, Inc.	27,821	3,621,738
KBR, Inc.	30,133	1,307,772
Leidos Holdings, Inc.	28,680	2,565,426
ManTech International Corp. Class A	5,933	428,600
Nielsen Holdings PLC	72,966	1,376,139
Resources Connection, Inc.	6,615	115,299
Science Applications International Corp.	12,676	1,039,812
Spire Global, Inc. (a)	9,928	24,721
TransUnion	40,883	4,215,855
Verisk Analytics, Inc.	32,720	6,417,374
Willdan Group, Inc. (a)	2,756	86,704
		51,503,834
TOTAL PROFESSIONAL SERVICES		60,854,444

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	46

Common Stocks – continued
	Shares	Value
ROAD & RAIL – 11.8%
Railroads – 7.7%
CSX Corp.	481,296	$ 16,469,949
Norfolk Southern Corp.	52,727	14,341,217
Union Pacific Corp.	139,221	34,046,495
		64,857,661
Trucking – 4.1%
AMERCO	2,089	1,272,096
ArcBest Corp.	5,451	482,086
Avis Budget Group, Inc. (a)	10,684	1,882,307
Heartland Express, Inc.	11,033	165,054
JB Hunt Transport Services, Inc.	17,968	3,459,559
Knight-Swift Transportation Holdings, Inc.	33,603	1,901,258
Landstar System, Inc.	8,189	1,310,240
Lyft, Inc. Class A (a)	55,665	2,144,216
Marten Transport Ltd.	13,353	222,862
Old Dominion Freight Line, Inc.	21,014	6,344,757
Ryder System, Inc.	11,474	839,782
Saia, Inc. (a)	5,606	1,593,674
Schneider National, Inc. Class B	12,299	314,854
TuSimple Holdings, Inc. (a)	7,853	147,322
Uber Technologies, Inc. (a)	261,477	9,779,240
Werner Enterprises, Inc.	13,140	585,913
XPO Logistics, Inc. (a)	20,854	1,379,909
		33,825,129
TOTAL ROAD & RAIL		98,682,790
TRADING COMPANIES & DISTRIBUTORS – 3.7%
Trading Companies & Distributors – 3.7%
Air Lease Corp.	23,086	919,054
Applied Industrial Technologies, Inc.	8,262	809,511
Beacon Roofing Supply, Inc. (a)	11,902	653,063
Boise Cascade Co.	8,460	594,061
Core & Main, Inc. (a)	14,302	343,963
DXP Enterprises, Inc. (a)	3,886	110,945
Fastenal Co.	122,695	6,954,353
GATX Corp.	7,244	756,636
Global Industrial Co.	2,913	101,838

	Shares	Value

GMS, Inc. (a)	8,293	$ 424,436
H&E Equipment Services, Inc.	6,968	290,078
Herc Holdings, Inc.	4,411	707,745
McGrath RentCorp	5,212	397,206
MRC Global, Inc. (a)	16,492	122,206
MSC Industrial Direct Co., Inc. Class A	10,017	817,788
NOW, Inc. (a)	23,681	210,524
Rush Enterprises, Inc. Class A	9,212	486,578
Rush Enterprises, Inc. Class B	1,217	61,750
SiteOne Landscape Supply, Inc. (a)	9,494	1,710,059
Triton International Ltd.	14,740	890,591
United Rentals, Inc. (a)	15,458	4,948,415
Univar Solutions, Inc. (a)	36,574	969,211
Veritiv Corp. (a)	3,068	285,569
Watsco, Inc.	7,028	1,985,832
WESCO International, Inc. (a)	9,706	1,183,064
WW Grainger, Inc.	9,447	4,677,304
TOTAL TRADING COMPANIES & DISTRIBUTORS		31,411,780
TOTAL COMMON STOCKS (Cost $740,690,342)		837,600,437
Money Market Fund – 0.2%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 0.01% (b) (Cost $1,620,000)	1,620,000	1,620,000
TOTAL INVESTMENT IN SECURITIES – 100.0% (Cost $742,310,342)		839,220,437
NET OTHER ASSETS (LIABILITIES) – 0.0%		398,737
NET ASSETS – 100.0%		$ 839,619,174

Legend
(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	3	March 2022	$ 303,660	$ (22,592)	$ (22,592)
CME E-mini S&P Industrial Select Sector Index Contracts (United States)	16	March 2022	1,620,480	(64,053)	(64,053)
Total Equity Index Contracts					$ (86,645)
See accompanying notes which are an integral part of the financial statements.
47	Semi-Annual Report

Fidelity® MSCI Industrials Index ETF
Schedule of Investments (Unaudited)–continued
The notional amount of futures purchased as a percentage of Net Assets is 0.2%
Investment Valuation
The following is a summary of the inputs used, as of January 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 837,600,437	$ 837,600,437	$ —	$ —
Money Market Funds	1,620,000	1,620,000	—	—
Total Investments in Securities:	$ 839,220,437	$ 839,220,437	$ —	$ —
Derivative Instruments:
Liabilities
Futures Contracts	$ (86,645)	$ (86,645)	$ —	$ —
Total Liabilities	$ (86,645)	$ (86,645)	$ —	$ —
Total Derivative Instruments:	$ (86,645)	$ (86,645)	$ —	$ —
Value of Derivative Instruments
The following table is a summary of the Fund’s value of derivative instruments by primary risk exposure as of January 31, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.
Primary Risk/ Derivative Type	Value
	Asset	Liabilities
Equity Risk
Futures Contracts(a)	$0	$(86,645)
Total Equity Risk	0	(86,645)
Total Value of Derivatives	$0	$(86,645)

(a)	Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in total accumulated earnings (loss).
See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	48

Fidelity® MSCI Information Technology Index ETF
Schedule of Investments January 31, 2022 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.8%
	Shares	Value
COMMUNICATIONS EQUIPMENT – 2.9%
Communications Equipment – 2.9%
ADTRAN, Inc.	25,086	$ 481,902
Arista Networks, Inc. (a)	122,554	15,234,688
Calix, Inc. (a)	30,851	1,551,188
Cambium Networks Corp. (a)	4,887	118,168
Casa Systems, Inc. (a)	15,787	69,936
Ciena Corp. (a)	81,978	5,435,961
Cisco Systems, Inc.	2,240,256	124,715,052
Clearfield, Inc. (a)	6,213	400,552
CommScope Holding Co., Inc. (a)	106,100	996,279
Comtech Telecommunications Corp.	13,988	284,376
Digi International, Inc. (a)	17,892	399,707
Extreme Networks, Inc. (a)	68,489	869,126
F5 Networks, Inc. (a)	32,119	6,668,547
Harmonic, Inc. (a)	56,782	610,974
Infinera Corp. (a)	95,942	807,832
Inseego Corp. (a)	40,940	186,686
Juniper Networks, Inc.	173,167	6,029,675
Lumentum Holdings, Inc. (a)	38,873	3,944,832
Motorola Solutions, Inc.	90,013	20,877,615
NETGEAR, Inc. (a)	16,667	461,176
Netscout Systems, Inc. (a)	39,505	1,246,383
Plantronics, Inc. (a)	20,308	541,208
Ribbon Communications, Inc. (a)	50,515	227,318
ViaSat, Inc. (a)	29,218	1,286,176
Viavi Solutions, Inc. (a)	121,883	2,006,194
TOTAL COMMUNICATIONS EQUIPMENT		195,451,551
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 3.1%
Electronic Components – 0.8%
Amphenol Corp. Class A	318,313	25,334,532
Belden, Inc.	23,495	1,314,545
Corning, Inc.	432,052	18,163,466
II-VI, Inc. (a)	55,893	3,543,616
Knowles Corp. (a)	49,184	1,043,193
Littelfuse, Inc.	13,129	3,544,436
Rogers Corp. (a)	10,036	2,739,326
Vishay Intertechnology, Inc.	69,434	1,437,978
		57,121,092
Electronic Equipment & Instruments – 1.2%
908 Devices, Inc. (a)	8,264	130,736
Advanced Energy Industries, Inc.	20,455	1,762,812
Aeva Technologies, Inc. (a)	50,740	265,370
AEye, Inc. (a)	53,349	154,179
Badger Meter, Inc.	15,803	1,598,790
Cognex Corp.	93,953	6,244,116
Coherent, Inc. (a)	13,034	3,369,028
Evolv Technologies Holdings, Inc. (a)	34,477	110,326
FARO Technologies, Inc. (a)	9,378	509,319
Itron, Inc. (a)	23,952	1,485,024

	Shares	Value

Keysight Technologies, Inc. (a)	98,031	$ 16,549,593
MicroVision, Inc. (a)	84,023	286,518
Napco Security Technologies, Inc. (a)	16,620	345,530
National Instruments Corp.	70,445	2,903,743
nLight, Inc. (a)	20,741	429,131
Novanta, Inc. (a)	19,027	2,627,629
OSI Systems, Inc. (a)	9,124	756,745
PAR Technology Corp. (a)	13,095	491,063
Teledyne Technologies, Inc. (a)	24,833	10,465,371
Trimble, Inc. (a)	134,028	9,671,460
Velodyne Lidar, Inc. (a)	50,113	195,942
Vishay Precision Group, Inc. (a)	7,488	239,841
Vontier Corp.	90,699	2,549,549
Zebra Technologies Corp. Class A (a)	28,447	14,482,937
		77,624,752
Electronic Manufacturing Services – 0.7%
Benchmark Electronics, Inc.	19,499	470,706
CTS Corp.	16,474	552,703
Fabrinet (a)	19,567	2,214,202
Flex Ltd. (a)	260,678	4,217,770
IPG Photonics Corp. (a)	20,050	3,097,123
Jabil, Inc.	73,782	4,536,855
Kimball Electronics, Inc. (a)	14,031	277,673
Methode Electronics, Inc.	20,521	903,540
Plexus Corp. (a)	14,931	1,157,451
Sanmina Corp. (a)	34,940	1,321,431
TE Connectivity Ltd.	174,671	24,979,700
TTM Technologies, Inc. (a)	56,363	758,646
		44,487,800
Technology Distributors – 0.4%
Arrow Electronics, Inc. (a)	38,255	4,743,620
Avnet, Inc.	53,469	2,158,009
CDW Corp.	73,218	13,841,863
ePlus, Inc. (a)	14,092	647,809
Insight Enterprises, Inc. (a)	18,824	1,772,280
PC Connection, Inc.	6,226	269,897
ScanSource, Inc. (a)	14,423	449,709
SYNNEX Corp.	23,712	2,479,564
		26,362,751
TOTAL ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS		205,596,395
IT SERVICES – 16.6%
Data Processing & Outsourced Services – 11.1%
Affirm Holdings, Inc. (a)	46,388	2,972,079
Alliance Data Systems Corp.	24,704	1,705,564
Automatic Data Processing, Inc.	224,908	46,369,282
Broadridge Financial Solutions, Inc.	61,994	9,870,685
Cantaloupe, Inc. (a)	28,339	238,048

See accompanying notes which are an integral part of the financial statements.
49	Semi-Annual Report

Fidelity® MSCI Information Technology Index ETF
Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
IT SERVICES – continued
Data Processing & Outsourced Services – continued
Cass Information Systems, Inc.	6,656	$ 270,766
Concentrix Corp.	23,712	4,765,875
Conduent, Inc. (a)	88,667	419,395
CSG Systems International, Inc.	17,568	997,335
Euronet Worldwide, Inc. (a)	28,185	3,773,690
EVERTEC, Inc.	32,346	1,411,579
Evo Payments, Inc. Class A (a)	24,914	600,926
ExlService Holdings, Inc. (a)	17,936	2,161,647
Fidelity National Information Services, Inc.	328,355	39,376,332
Fiserv, Inc. (a)	316,749	33,480,369
FleetCor Technologies, Inc. (a)	41,716	9,939,254
Global Payments, Inc.	156,433	23,446,178
I3 Verticals, Inc. Class A (a)	11,325	262,061
International Money Express, Inc. (a)	15,659	250,701
Jack Henry & Associates, Inc.	39,468	6,623,125
Mastercard, Inc. Class A	468,311	180,946,004
Maximus, Inc.	33,170	2,564,704
MoneyGram International, Inc. (a)	41,350	362,639
Paya Holdings, Inc. (a)	37,102	243,018
Paychex, Inc.	172,154	20,272,855
Paymentus Holdings, Inc. Class A (a)	6,274	164,881
Payoneer Global, Inc. (a)	116,991	610,693
PayPal Holdings, Inc. (a)	593,412	102,031,259
Repay Holding Corp. (a)	45,823	819,773
Sabre Corp. (a)	161,452	1,477,286
Shift4 Payments, Inc. (a)	22,631	1,193,106
Square, Inc. Class A (a)	268,871	32,880,235
TaskUS, Inc. Class A (a)	14,498	463,936
The Western Union Co.	217,400	4,111,034
TTEC Holdings, Inc.	10,020	802,502
Verra Mobility Corp. (a)	73,806	1,169,087
Visa, Inc. Class A	897,143	202,906,832
WEX, Inc. (a)	23,764	3,825,529
		745,780,264
Internet Services & Infrastructure – 1.8%
Akamai Technologies, Inc. (a)	86,590	9,918,885
BigCommerce Holdings, Inc. (a)	20,256	662,169
Brightcove, Inc. (a)	18,205	171,673
Cloudflare, Inc. Class A (a)	126,257	12,171,175
DigitalOcean Holdings, Inc. (a)	14,257	817,496
Fastly, Inc. Class A (a)	58,978	1,690,309
GoDaddy, Inc. Class A (a)	90,160	6,826,014
Limelight Networks, Inc. (a)	66,527	284,070
MongoDB, Inc. (a)	30,960	12,542,206
Okta, Inc. (a)	66,424	13,144,645
Rackspace Technology, Inc. (a)	21,475	268,652

	Shares	Value

Snowflake, Inc. Class A (a)	111,922	$ 30,879,280
SolarWinds Corp.	21,165	287,844
Switch, Inc. Class A	54,825	1,405,165
Tucows, Inc. Class A (a)	5,090	402,110
Twilio, Inc. Class A (a)	88,893	18,322,625
VeriSign, Inc. (a)	53,524	11,624,342
		121,418,660
IT Consulting & Other Services – 3.7%
Accenture PLC Class A	337,103	119,192,879
Cognizant Technology Solutions Corp. Class A	279,114	23,841,918
DXC Technology Co. (a)	133,183	4,006,145
EPAM Systems, Inc. (a)	30,154	14,357,526
Gartner, Inc. (a)	44,557	13,094,857
Grid Dynamics Holdings, Inc. (a)	22,160	590,564
International Business Machines Corp.	476,480	63,643,434
Kyndryl Holdings, Inc. (a)	94,939	1,602,570
LiveRamp Holdings, Inc. (a)	36,608	1,634,547
Perficient, Inc. (a)	17,397	1,823,553
The Hackett Group, Inc.	13,595	260,208
Unisys Corp. (a)	33,973	620,007
		244,668,208
TOTAL IT SERVICES		1,111,867,132
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 19.8%
Semiconductor Equipment – 3.0%
ACM Research, Inc. Class A (a)	6,878	547,833
Amkor Technology, Inc.	57,878	1,274,473
Applied Materials, Inc.	479,996	66,325,847
Axcelis Technologies, Inc. (a)	17,488	1,094,924
Brooks Automation, Inc.	39,982	3,372,082
CMC Materials, Inc.	15,595	2,820,824
Cohu, Inc. (a)	25,273	833,503
Enphase Energy, Inc. (a)	68,116	9,568,254
Entegris, Inc.	72,208	8,653,407
FormFactor, Inc. (a)	41,153	1,758,879
Ichor Holdings Ltd. (a)	14,692	623,235
KLA Corp.	81,176	31,599,381
Kulicke & Soffa Industries, Inc.	32,987	1,804,059
Lam Research Corp.	75,467	44,519,493
MKS Instruments, Inc.	29,572	4,593,419
Onto Innovation, Inc. (a)	26,020	2,381,871
PDF Solutions, Inc. (a)	15,285	454,423
Photronics, Inc. (a)	31,995	572,071
SolarEdge Technologies, Inc. (a)	27,836	6,631,092
Teradyne, Inc.	87,698	10,298,376
Ultra Clean Holdings, Inc. (a)	23,315	1,175,542
Veeco Instruments, Inc. (a)	25,562	702,699
		201,605,687

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	50

Common Stocks – continued
	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – continued
Semiconductors – 16.8%
Advanced Micro Devices, Inc. (a)	644,809	$ 73,669,428
Allegro MicroSystems, Inc. (a)	30,227	857,842
Alpha & Omega Semiconductor Ltd. (a)	10,957	493,394
Ambarella, Inc. (a)	19,296	2,704,334
Analog Devices, Inc.	285,684	46,843,606
Broadcom, Inc.	218,090	127,774,569
CEVA, Inc. (a)	12,353	465,338
Cirrus Logic, Inc. (a)	30,579	2,734,986
Diodes, Inc. (a)	24,151	2,240,971
First Solar, Inc. (a)	51,030	3,999,731
Impinj, Inc. (a)	9,852	782,150
indie Semiconductor, Inc. (a)	20,460	161,839
Intel Corp.	2,156,687	105,289,459
Lattice Semiconductor Corp. (a)	72,551	4,006,266
MACOM Technology Solutions Holdings, Inc. (a)	25,596	1,566,731
MagnaChip Semiconductor Corp. (a)	22,210	395,116
Marvell Technology, Inc.	437,747	31,255,136
MaxLinear, Inc. Class A (a)	38,512	2,311,490
Meta Materials, Inc. (a)	104,094	173,837
Microchip Technology, Inc.	291,426	22,579,687
Micron Technology, Inc.	598,445	49,234,070
Monolithic Power Systems, Inc.	23,197	9,346,767
NeoPhotonics Corp. (a)	29,517	453,381
NVIDIA Corp.	1,328,992	325,416,981
NXP Semiconductors N.V.	140,898	28,946,085
ON Semiconductor Corp. (a)	229,270	13,526,930
Power Integrations, Inc.	31,931	2,577,151
Qorvo, Inc. (a)	59,183	8,124,642
QUALCOMM, Inc.	599,640	105,392,727
Rambus, Inc. (a)	57,997	1,464,424
Rockley Photonics Holdings Ltd. (a)	43,765	143,112
Semtech Corp. (a)	34,424	2,447,546
Silicon Laboratories, Inc. (a)	23,777	3,927,723
SiTime Corp. (a)	6,473	1,508,792
SkyWater Technology, Inc. (a)	5,193	52,086
Skyworks Solutions, Inc.	87,702	12,850,097
SMART Global Holdings, Inc. (a)	11,601	665,433
SunPower Corp. (a)	45,697	766,796
Synaptics, Inc. (a)	20,680	4,350,038
Texas Instruments, Inc.	490,778	88,089,743
Universal Display Corp.	23,927	3,673,034
Wolfspeed, Inc. (a)	61,837	5,827,519
Xilinx, Inc.	131,425	25,437,309
		1,124,528,296
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		1,326,133,983

	Shares	Value
SOFTWARE – 33.2%
Application Software – 11.6%
8x8, Inc. (a)	57,513	$ 882,824
ACI Worldwide, Inc. (a)	56,491	1,941,596
Adobe, Inc. (a)	253,257	135,315,215
Agilysys, Inc. (a)	12,000	456,720
Alarm.com Holdings, Inc. (a)	25,233	1,881,625
Alkami Technology, Inc. (a)	9,275	142,278
Altair Engineering, Inc. Class A (a)	24,541	1,544,120
Alteryx, Inc. Class A (a)	31,510	1,798,276
American Software, Inc. Class A	15,933	366,300
Anaplan, Inc. (a)	69,445	3,352,805
ANSYS, Inc. (a)	46,408	15,779,184
Appfolio, Inc. Class A (a)	9,292	1,070,996
Asana, Inc. (a)	35,461	1,860,993
Aspen Technology, Inc. (a)	35,715	5,362,964
Autodesk, Inc. (a)	117,104	29,251,408
Avalara, Inc. (a)	45,730	5,012,923
Avaya Holdings Corp. (a)	44,844	817,058
AvePoint, Inc. (a)	43,114	253,941
Benefitfocus, Inc. (a)	13,735	153,008
Bentley Systems, Inc.	93,474	3,754,851
Bill.com Holdings, Inc. (a)	39,765	7,484,171
Black Knight, Inc. (a)	83,210	6,207,466
Blackbaud, Inc. (a)	23,341	1,590,456
Blackline, Inc. (a)	27,828	2,556,558
Bottomline Technologies DE, Inc. (a)	23,798	1,341,969
Box, Inc. Class A (a)	81,310	2,124,630
BTRS Holdings, Inc. (a)	31,773	203,347
C3.ai, Inc. (a)	21,223	559,014
Cadence Design Systems, Inc. (a)	146,976	22,360,929
CDK Global, Inc.	64,108	2,754,721
Cerence, Inc. (a)	20,143	1,278,879
Ceridian HCM Holding, Inc. (a)	71,616	5,429,925
ChannelAdvisor Corp. (a)	15,592	329,615
Cipher Mining, Inc. (a)	26,273	79,870
Citrix Systems, Inc.	65,781	6,705,715
Clear Secure, Inc. (a)	7,904	195,150
Consensus Cloud Solutions, Inc. (a)	7,590	430,353
Couchbase, Inc. (a)	5,752	134,769
Coupa Software, Inc. (a)	39,163	5,258,416
Datadog, Inc. Class A (a)	102,123	14,921,191
Digital Turbine, Inc. (a)	48,602	2,145,778
DocuSign, Inc. (a)	103,606	13,030,527
Domo, Inc. Class B (a)	15,083	708,298
Dropbox, Inc. Class A (a)	167,400	4,143,150
Duck Creek Technologies, Inc. (a)	21,029	537,291
Dynatrace, Inc. (a)	98,443	5,400,583
E2open Parent Holdings, Inc. (a)	79,815	742,279
Ebix, Inc.	13,272	403,336
Elastic N.V. (a)	34,209	3,189,989
See accompanying notes which are an integral part of the financial statements.
51	Semi-Annual Report

Fidelity® MSCI Information Technology Index ETF
Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
SOFTWARE – continued
Application Software – continued
Envestnet, Inc. (a)	26,978	$ 1,994,753
Everbridge, Inc. (a)	20,618	1,053,992
Fair Isaac Corp. (a)	15,091	7,469,894
Five9, Inc. (a)	36,074	4,534,502
Guidewire Software, Inc. (a)	41,965	4,231,751
HubSpot, Inc. (a)	23,776	11,621,709
Intapp, Inc. (a)	6,469	130,156
InterDigital, Inc.	16,559	1,143,068
Intuit, Inc.	145,260	80,652,710
Jamf Holding Corp. (a)	18,814	621,991
Latch, Inc. (a)	18,782	120,393
LivePerson, Inc. (a)	35,998	1,075,260
Manhattan Associates, Inc. (a)	33,527	4,488,259
Marathon Digital Holdings, Inc. (a)	52,572	1,237,545
MeridianLink, Inc. (a)	10,689	207,260
MicroStrategy, Inc. Class A (a)	4,093	1,506,265
Mimecast Ltd. (a)	33,001	2,630,510
Mitek Systems, Inc. (a)	22,285	364,805
Model N, Inc. (a)	16,882	466,956
Momentive Global, Inc. (a)	65,585	1,123,471
nCino, Inc.	15,061	690,246
NCR Corp. (a)	69,974	2,663,210
New Relic, Inc. (a)	31,078	3,267,541
Nuance Communications, Inc. (a)	159,116	8,791,159
Nutanix, Inc. Class A (a)	108,806	2,974,756
Olo, Inc. (a)	13,216	231,941
ON24, Inc. (a)	9,291	152,930
PagerDuty, Inc. (a)	34,976	1,154,907
Palantir Technologies, Inc. (a)	844,617	11,579,699
Paycom Software, Inc. (a)	27,158	9,106,077
Paylocity Holding Corp. (a)	20,318	4,144,466
Pegasystems, Inc.	21,648	2,147,915
PROS Holdings, Inc. (a)	22,107	612,585
PTC, Inc. (a)	59,062	6,866,548
Q2 Holdings, Inc. (a)	28,237	1,842,464
Rekor Systems, Inc. (a)	16,275	75,679
Rimini Street, Inc. (a)	18,089	93,158
RingCentral, Inc. Class A (a)	41,175	7,266,976
Riot Blockchain, Inc. (a)	51,090	814,375
Salesforce.com, Inc. (a)	520,433	121,068,329
ShotSpotter, Inc. (a)	4,309	113,628
Smartsheet, Inc. Class A (a)	63,168	3,930,313
Splunk, Inc. (a)	87,051	10,787,360
Sprinklr, Inc. (a)	15,583	175,309
Sprout Social, Inc. Class A (a)	20,652	1,421,890
SPS Commerce, Inc. (a)	19,292	2,389,314
SS&C Technologies Holdings, Inc.	122,275	9,766,104
Synopsys, Inc. (a)	81,039	25,162,609
The Trade Desk, Inc. Class A (a)	231,185	16,076,605

	Shares	Value

Tyler Technologies, Inc. (a)	21,681	$ 10,272,458
Unity Software, Inc. (a)	30,088	3,163,753
Upland Software, Inc. (a)	13,156	257,858
Verint Systems, Inc. (a)	34,391	1,765,290
Veritone, Inc. (a)	14,630	230,715
Vertex, Inc. (a)	13,537	196,422
Vonage Holdings Corp. (a)	125,965	2,625,111
Workday, Inc. Class A (a)	101,440	25,665,334
Workiva, Inc. (a)	20,611	2,437,869
Yext, Inc. (a)	52,318	423,776
Zendesk, Inc. (a)	63,921	6,296,858
Zoom Video Communications, Inc. Class A (a)	115,387	17,801,906
		776,428,153
Systems Software – 21.6%
A10 Networks, Inc.	28,647	423,976
Appian Corp. (a)	18,800	1,059,756
CommVault Systems, Inc. (a)	21,666	1,461,588
Crowdstrike Holdings, Inc. Class A (a)	100,744	18,198,396
Dolby Laboratories, Inc. Class A	34,567	3,036,711
Fortinet, Inc. (a)	73,731	21,915,802
JFrog Ltd. (a)	19,919	532,236
KnowBe4, Inc. (a)	17,044	407,693
Mandiant, Inc. (a)	127,435	1,922,994
McAfee Corp.	37,942	973,212
Microsoft Corp.	3,795,145	1,180,214,192
N-Able, Inc. (a)	21,165	236,201
NortonLifelock, Inc.	308,363	8,020,522
OneSpan, Inc. (a)	15,923	255,723
Oracle Corp.	890,536	72,275,902
Palo Alto Networks, Inc. (a)	51,726	26,763,032
Ping Identity Holding Corp. (a)	37,780	747,666
Progress Software Corp.	24,061	1,095,016
Qualys, Inc. (a)	17,883	2,291,528
Rapid7, Inc. (a)	28,369	2,732,786
SailPoint Technologies Holding, Inc. (a)	49,852	1,928,774
ServiceNow, Inc. (a)	105,313	61,690,249
Telos Corp. (a)	8,752	102,311
Tenable Holdings, Inc. (a)	40,320	2,072,448
Teradata Corp. (a)	58,800	2,371,992
Varonis Systems, Inc. (a)	56,402	2,101,539
VMware, Inc. Class A	111,477	14,322,565
Xperi Holding Corp.	56,801	958,233
Zscaler, Inc. (a)	42,871	11,022,563
Zuora, Inc. Class A (a)	59,870	995,638
		1,442,131,244
TOTAL SOFTWARE		2,218,559,397

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	52

Common Stocks – continued
	Shares	Value
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS – 24.2%
Technology Hardware, Storage & Peripherals – 24.2%
3D Systems Corp. (a)	66,760	$ 1,195,004
Apple, Inc.	8,787,387	1,535,859,500
Avid Technology, Inc. (a)	17,973	563,633
Corsair Gaming, Inc. (a)	14,711	287,453
DELL Technologies, Inc. Class C (a)	147,314	8,368,908
Diebold Nixdorf, Inc. (a)	38,770	362,112
Eastman Kodak Co. (a)	22,453	88,240
Hewlett Packard Enterprise Co.	693,387	11,323,010
HP, Inc.	637,981	23,433,042
NetApp, Inc.	119,286	10,319,432
Pure Storage, Inc. Class A (a)	142,928	3,786,163
Seagate Technology Holdings PLC	108,782	11,655,991
Super Micro Computer, Inc. (a)	21,574	874,179
Western Digital Corp. (a)	164,427	8,507,453
Xerox Holdings Corp.	80,795	1,705,582
TOTAL TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS		1,618,329,702
TOTAL COMMON STOCKS (Cost $3,651,307,681)		6,675,938,160
Money Market Fund – 0.2%
	Shares	Value
State Street Institutional Treasury Plus Money Market Fund, Trust Class, 0.01% (b) (Cost $11,734,000)	11,734,000	$ 11,734,000
TOTAL INVESTMENT IN SECURITIES – 100.0% (Cost $3,663,041,681)		6,687,672,160
NET OTHER ASSETS (LIABILITIES) – 0.0%		2,638,079
NET ASSETS – 100.0%		$6,690,310,239

Legend
(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	9	March 2022	$ 910,980	$ (64,651)	$ (64,651)
CME E-mini S&P Information Technology Select Sector Index Contracts (United States)	76	March 2022	12,392,560	(338,884)	(338,884)
Total Equity Index Contracts					$ (403,535)
The notional amount of futures purchased as a percentage of Net Assets is 0.2%
See accompanying notes which are an integral part of the financial statements.
53	Semi-Annual Report

Fidelity® MSCI Information Technology Index ETF
Schedule of Investments (Unaudited)–continued
Investment Valuation
The following is a summary of the inputs used, as of January 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 6,675,938,160	$ 6,675,938,160	$ —	$ —
Money Market Funds	11,734,000	11,734,000	—	—
Total Investments in Securities:	$ 6,687,672,160	$ 6,687,672,160	$ —	$ —
Derivative Instruments:
Liabilities
Futures Contracts	$ (403,535)	$ (403,535)	$ —	$ —
Total Liabilities	$ (403,535)	$ (403,535)	$ —	$ —
Total Derivative Instruments:	$ (403,535)	$ (403,535)	$ —	$ —
Value of Derivative Instruments
The following table is a summary of the Fund’s value of derivative instruments by primary risk exposure as of January 31, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.
Primary Risk/ Derivative Type	Value
	Asset	Liabilities
Equity Risk
Futures Contracts(a)	$0	$(403,535)
Total Equity Risk	0	(403,535)
Total Value of Derivatives	$0	$(403,535)

(a)	Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in total accumulated earnings (loss).
See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	54

Fidelity® MSCI Materials Index ETF
Schedule of Investments January 31, 2022 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.8%
	Shares	Value
CHEMICALS – 62.8%
Commodity Chemicals – 8.0%
AdvanSix, Inc.	11,636	$ 489,759
Cabot Corp.	23,383	1,285,831
Dow, Inc.	308,054	18,400,065
Hawkins, Inc.	7,926	295,798
Koppers Holdings, Inc. (a)	8,788	262,585
Kronos Worldwide, Inc.	9,486	136,124
LyondellBasell Industries N.V. Class A	110,542	10,692,728
Olin Corp.	59,683	3,024,138
Origin Materials, Inc. (a)	43,694	228,957
Orion Engineered Carbons S.A.	24,955	426,731
PureCycle Technologies, Inc. (a)	29,036	172,764
Tredegar Corp.	11,094	130,355
Trinseo PLC	12,855	688,257
Tronox Holdings PLC Class A	47,525	1,078,817
Valvoline, Inc.	74,705	2,460,783
Westlake Chemical Corp.	15,888	1,567,351
		41,341,043
Diversified Chemicals – 2.3%
Eastman Chemical Co.	56,088	6,670,546
Huntsman Corp.	87,094	3,120,578
The Chemours Co.	68,273	2,233,210
		12,024,334
Fertilizers & Agricultural Chemicals – 6.9%
American Vanguard Corp.	11,652	176,761
CF Industries Holdings, Inc.	88,851	6,119,168
Corteva, Inc.	303,268	14,581,125
FMC Corp.	53,162	5,867,490
The Mosaic Co.	153,004	6,112,510
The Scotts Miracle-Gro Co.	17,295	2,615,004
		35,472,058
Industrial Gases – 18.1%
Air Products & Chemicals, Inc.	91,439	25,796,771
Linde PLC (a)	213,312	67,978,268
		93,775,039
Specialty Chemicals – 27.5%
Albemarle Corp.	48,309	10,663,729
Amyris, Inc. (a)	67,593	308,224
Ashland Global Holdings, Inc.	23,800	2,285,752
Avient Corp.	37,753	1,878,967
Axalta Coating Systems Ltd. (a)	85,613	2,535,001
Balchem Corp.	13,384	1,966,645
Celanese Corp.	45,899	7,146,933
Chase Corp.	3,110	295,077
Danimer Scientific, Inc. (a)	32,247	161,557
DuPont de Nemours, Inc.	216,059	16,550,119
Ecolab, Inc.	106,356	20,149,144
ECOVYST, Inc.	16,915	173,040
Element Solutions, Inc.	92,132	2,067,442

	Shares	Value

Ferro Corp. (a)	30,663	$ 668,453
FutureFuel Corp.	11,014	85,909
GCP Applied Technologies, Inc. (a)	18,223	581,314
HB Fuller Co.	21,667	1,555,041
Ingevity Corp. (a)	16,302	1,074,465
Innospec, Inc.	10,158	944,288
International Flavors & Fragrances, Inc.	102,882	13,572,193
Kraton Corp. (a)	13,327	618,106
Livent Corp. (a)	66,829	1,537,735
Minerals Technologies, Inc.	13,904	972,863
NewMarket Corp.	3,615	1,222,123
PPG Industries, Inc.	98,045	15,314,629
Quaker Chemical Corp.	5,547	1,160,266
RPM International, Inc.	53,606	4,750,028
Sensient Technologies Corp.	17,390	1,473,629
Stepan Co.	8,804	969,849
The Sherwin-Williams Co.	103,325	29,603,646
		142,286,167
TOTAL CHEMICALS		324,898,641
CONSTRUCTION MATERIALS – 4.8%
Construction Materials – 4.8%
Eagle Materials, Inc.	16,443	2,398,212
Forterra, Inc. (a)	12,327	289,315
Martin Marietta Materials, Inc.	25,767	10,026,455
Summit Materials, Inc. Class A (a)	48,673	1,730,812
United States Lime & Minerals, Inc.	923	116,750
Vulcan Materials Co.	54,805	10,429,939
TOTAL CONSTRUCTION MATERIALS		24,991,483
CONTAINERS & PACKAGING – 14.1%
Metal & Glass Containers – 5.9%
AptarGroup, Inc.	27,248	3,196,190
Ball Corp.	134,911	13,099,858
Berry Global Group, Inc. (a)	55,888	3,767,969
Crown Holdings, Inc.	54,265	6,207,916
Greif, Inc. Class A	10,406	615,619
Greif, Inc. Class B	1,787	106,148
Myers Industries, Inc.	12,652	228,622
O-I Glass, Inc. (a)	65,038	865,656
Silgan Holdings, Inc.	36,431	1,631,380
Trimas Corp.	17,777	617,928
		30,337,286
Paper Packaging – 8.2%
Amcor PLC	635,430	7,631,514
Avery Dennison Corp.	34,236	7,032,759
Graphic Packaging Holding Co.	126,637	2,394,706
International Paper Co.	153,369	7,400,054
Packaging Corp. of America	39,239	5,910,571
Pactiv Evergreen, Inc.	18,203	199,323

See accompanying notes which are an integral part of the financial statements.
55	Semi-Annual Report

Fidelity® MSCI Materials Index ETF
Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
CONTAINERS & PACKAGING – continued
Paper Packaging – continued
Ranpak Holdings Corp. (a)	16,210	$ 435,401
Sealed Air Corp.	61,916	4,205,335
Sonoco Products Co.	40,638	2,301,736
Westrock Co.	110,291	5,091,032
		42,602,431
TOTAL CONTAINERS & PACKAGING		72,939,717
METALS & MINING – 17.2%
Aluminum – 1.3%
Alcoa Corp.	77,188	4,377,331
Arconic Corp. (a)	42,856	1,325,536
Century Aluminum Co. (a)	22,312	342,266
Kaiser Aluminum Corp.	6,574	629,461
		6,674,594
Copper – 4.4%
Freeport-McMoRan, Inc.	606,410	22,570,580
Diversified Metals & Mining – 0.5%
Compass Minerals International, Inc.	14,026	748,988
Materion Corp.	8,471	701,822
MP Materials Corp. (a)	25,657	1,024,741
Piedmont Lithium, Inc. (a)	6,549	316,841
		2,792,392
Gold – 4.5%
Coeur Mining, Inc. (a)	106,323	498,655
McEwen Mining, Inc. (a)	160,345	136,678
Newmont Corp.	330,094	20,191,850
Royal Gold, Inc.	27,119	2,753,934
		23,581,117
Silver – 0.2%
Gatos Silver, Inc. (a)	17,069	53,085
Hecla Mining Co.	221,466	1,098,471
		1,151,556
Steel – 6.3%
Allegheny Technologies, Inc. (a)	52,679	963,499
Alpha Metallurgical Resources, Inc. (a)	6,831	431,924
Carpenter Technology Corp.	19,919	572,074
Cleveland-Cliffs, Inc. (a)	196,114	3,361,394
Commercial Metals Co.	49,733	1,663,072
Nucor Corp.	121,316	12,301,442
Reliance Steel & Aluminum Co.	26,224	4,009,125

	Shares	Value

Ryerson Holding Corp.	7,137	$ 146,309
Schnitzer Steel Industries, Inc. Class A	10,745	420,559
Steel Dynamics, Inc.	84,314	4,681,113
SunCoke Energy, Inc.	34,539	236,592
United States Steel Corp.	111,681	2,314,030
Warrior Met Coal, Inc.	21,248	556,698
Worthington Industries, Inc.	13,833	749,472
		32,407,303
TOTAL METALS & MINING		89,177,542
PAPER & FOREST PRODUCTS – 0.9%
Forest Products – 0.5%
Louisiana-Pacific Corp.	39,278	2,609,630
Paper Products – 0.4%
Clearwater Paper Corp. (a)	6,867	217,135
Glatfelter Corp.	18,404	319,494
Mercer International, Inc.	17,540	213,111
Neenah, Inc.	7,019	323,576
Schweitzer-Mauduit International, Inc.	13,053	395,114
Sylvamo Corp. (a)	14,594	434,755
		1,903,185
TOTAL PAPER & FOREST PRODUCTS		4,512,815
TOTAL COMMON STOCKS (Cost $495,398,448)		516,520,198
Money Market Fund – 0.3%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 0.01% (b) (Cost $1,389,000)	1,389,000	1,389,000
TOTAL INVESTMENT IN SECURITIES – 100.1% (Cost $496,787,448)		517,909,198
NET OTHER ASSETS (LIABILITIES) – (0.1%)		(400,693)
NET ASSETS – 100.0%		$ 517,508,505

Legend
(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	56

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P Materials Select Sector Index Contracts (United States)	9	March 2022	$ 801,990	$ (43,186)	$ (43,186)
CME E-mini Micro Russell 2000 Index Contracts (United States)	9	March 2022	91,098	(8,617)	(8,617)
Total Equity Index Contracts					$ (51,803)
The notional amount of futures purchased as a percentage of Net Assets is 0.2%
For the period, the average monthly notional amount at value for futures contracts in the aggregate was $1,374,850.
Investment Valuation
The following is a summary of the inputs used, as of January 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 516,520,198	$ 516,520,198	$ —	$ —
Money Market Funds	1,389,000	1,389,000	—	—
Total Investments in Securities:	$ 517,909,198	$ 517,909,198	$ —	$ —
Derivative Instruments:
Liabilities
Futures Contracts	$ (51,803)	$ (51,803)	$ —	$ —
Total Liabilities	$ (51,803)	$ (51,803)	$ —	$ —
Total Derivative Instruments:	$ (51,803)	$ (51,803)	$ —	$ —
Value of Derivative Instruments
The following table is a summary of the Fund’s value of derivative instruments by primary risk exposure as of January 31, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.
Primary Risk/ Derivative Type	Value
	Asset	Liabilities
Equity Risk
Futures Contracts(a)	$0	$(51,803)
Total Equity Risk	0	(51,803)
Total Value of Derivatives	$0	$(51,803)

(a)	Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in total accumulated earnings (loss).
See accompanying notes which are an integral part of the financial statements.
57	Semi-Annual Report

Fidelity® MSCI Real Estate Index ETF
Schedule of Investments January 31, 2022 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.8%
	Shares	Value
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) – 94.4%
Diversified REITs – 3.1%
Alexander & Baldwin, Inc.	100,843	$ 2,314,347
American Assets Trust, Inc.	71,717	2,579,660
Armada Hoffler Properties, Inc.	80,970	1,136,009
Broadstone Net Lease, Inc.	231,910	5,359,440
DigitalBridge Group, Inc. (a)	682,940	4,985,462
Empire State Realty Trust, Inc. Class A	201,408	1,796,559
Essential Properties Realty Trust, Inc.	176,461	4,685,040
Gladstone Commercial Corp.	49,147	1,139,719
Global Net Lease, Inc.	124,393	1,783,796
iStar, Inc.	100,870	2,165,679
One Liberty Properties, Inc.	27,233	830,606
PS Business Parks, Inc.	28,360	4,734,986
STORE Capital Corp.	337,073	10,688,585
Washington Real Estate Investment Trust	105,191	2,589,802
WP Carey, Inc.	246,353	19,116,993
		65,906,683
Health Care REITs – 7.9%
CareTrust REIT, Inc.	131,491	2,788,924
Community Healthcare Trust, Inc.	38,019	1,723,781
Diversified Healthcare Trust	322,008	982,124
Global Medical REIT, Inc.	101,005	1,707,995
Healthcare Realty Trust, Inc.	197,807	6,135,973
Healthcare Trust of America, Inc. Class A	296,913	9,664,518
Healthpeak Properties, Inc.	722,058	25,539,192
LTC Properties, Inc.	42,155	1,520,531
Medical Properties Trust, Inc.	797,232	18,145,000
National Health Investors, Inc.	55,599	3,215,290
Omega Healthcare Investors, Inc.	320,567	10,091,449
Physicians Realty Trust	273,392	4,992,138
Sabra Health Care REIT, Inc.	300,457	4,089,220
Universal Health Realty Income Trust	16,848	982,238
Ventas, Inc.	533,925	28,308,704
Welltower, Inc.	573,042	49,642,629
		169,529,706
Hotel & Resort REITs – 2.6%
Apple Hospitality REIT, Inc.	298,256	4,810,869
Chatham Lodging Trust (a)	65,975	875,488
CorePoint Lodging, Inc. (a)	58,266	915,359
DiamondRock Hospitality Co. (a)	284,084	2,656,185
Host Hotels & Resorts, Inc. (a)	972,170	16,857,428
Park Hotels & Resorts, Inc. (a)	324,809	5,911,524
Pebblebrook Hotel Trust	186,077	4,028,567
RLJ Lodging Trust	232,192	3,215,859
Ryman Hospitality Properties, Inc. (a)	72,545	6,412,978
Service Properties Trust	218,981	1,872,288

	Shares	Value

Summit Hotel Properties, Inc. (a)	159,213	$ 1,499,787
Sunstone Hotel Investors, Inc. (a)	296,980	3,358,844
Xenia Hotels & Resorts, Inc. (a)	161,757	2,804,866
		55,220,042
Industrial REITs – 12.5%
Americold Realty Trust	359,647	10,231,957
Duke Realty Corp.	514,790	29,744,566
EastGroup Properties, Inc.	55,373	11,069,616
First Industrial Realty Trust, Inc.	174,994	10,636,135
Industrial Logistics Properties Trust	90,090	2,065,764
Lexington Realty Trust	380,996	5,673,030
Monmouth Real Estate Investment Corp. Class A	130,483	2,738,838
Plymouth Industrial REIT, Inc.	55,958	1,608,793
Prologis, Inc.	1,006,242	157,798,870
Rexford Industrial Realty, Inc.	192,644	14,095,762
SL Green Realty Corp.	92,098	6,678,947
STAG Industrial, Inc.	224,676	9,600,406
Terreno Realty Corp.	97,819	7,313,927
		269,256,611
Office REITs – 6.3%
Alexandria Real Estate Equities, Inc.	197,841	38,547,340
Boston Properties, Inc.	200,806	22,506,337
Brandywine Realty Trust	219,241	2,819,439
City Office REIT, Inc.	67,683	1,206,788
Corporate Office Properties Trust	138,812	3,506,391
Cousins Properties, Inc.	204,462	7,884,055
Douglas Emmett, Inc.	239,103	7,464,796
Easterly Government Properties, Inc.	114,760	2,406,517
Equity Commonwealth (a)	168,636	4,391,281
Franklin Street Properties Corp.	124,553	691,269
Highwoods Properties, Inc.	142,852	6,159,778
Hudson Pacific Properties, Inc.	209,420	4,948,595
JBG SMITH Properties	157,787	4,323,364
Kilroy Realty Corp.	144,399	9,241,536
Mack-Cali Realty Corp. (a)	85,933	1,417,895
Office Properties Income Trust	65,463	1,667,997
Orion Office REIT, Inc. (a)	98,433	1,637,925
Paramount Group, Inc.	226,552	1,968,737
Piedmont Office Realty Trust, Inc. Class A	157,607	2,799,100
Vornado Realty Trust	220,128	9,027,449
		134,616,589
REITs - Shopping Centers – 0.0%
Phillips Edison & Co., Inc.	34,350	1,082,712
Residential REITs – 15.1%
American Campus Communities, Inc.	185,602	9,699,560
American Homes 4 Rent Class A	390,672	15,286,995
Apartment Income REIT Corp.	216,719	11,447,098

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	58

Common Stocks – continued
	Shares	Value
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) – continued
Residential REITs – continued
Apartment Investment and Management Co. Class A (a)	191,394	$ 1,345,500
AvalonBay Communities, Inc.	188,433	46,020,992
Camden Property Trust	137,520	22,015,577
Centerspace	19,309	1,841,692
Equity Lifestyle Properties, Inc.	239,095	18,718,747
Equity Residential	480,401	42,625,981
Essex Property Trust, Inc.	88,137	29,305,552
Independence Realty Trust, Inc.	160,034	3,679,182
Invitation Homes, Inc.	783,663	32,898,173
Mid-America Apartment Communities, Inc.	155,970	32,235,880
NexPoint Residential Trust, Inc.	31,976	2,535,697
Sun Communities, Inc.	159,577	30,153,670
UDR, Inc.	400,621	22,771,298
UMH Properties, Inc.	68,169	1,608,788
		324,190,382
Retail REITs – 10.9%
Acadia Realty Trust	119,841	2,371,653
Agree Realty Corp.	102,631	6,710,015
Alexander's, Inc.	2,514	661,861
American Finance Trust, Inc.	144,967	1,197,427
Brixmor Property Group, Inc.	404,895	10,268,137
Federal Realty Investment Trust	94,236	12,014,148
Getty Realty Corp.	46,615	1,383,067
Kimco Realty Corp.	803,742	19,498,781
Kite Realty Group Trust	300,157	6,267,278
National Retail Properties, Inc.	237,888	10,557,469
NETSTREIT Corp.	80,609	1,821,763
Realty Income Corp.	755,121	52,412,949
Regency Centers Corp.	209,289	15,016,486
Retail Opportunity Investments Corp.	162,928	3,019,056
RPT Realty	122,915	1,551,187
Saul Centers, Inc.	18,435	910,320
Seritage Growth Properties, Class A (a)	61,509	637,233
Simon Property Group, Inc.	447,515	65,874,208
SITE Centers Corp.	240,460	3,561,213
Spirit Realty Capital, Inc.	161,858	7,681,781
Tanger Factory Outlet Centers, Inc.	145,573	2,476,197
The Macerich Co.	289,863	4,794,334
Urban Edge Properties	162,986	2,972,865
Urstadt Biddle Properties, Inc. Class A	49,434	973,355
		234,632,783
Specialized REITs – 36.0%
American Tower Corp.	619,893	155,903,090

	Shares	Value

CatchMark Timber Trust, Inc. Class A	67,564	$ 554,025
Crown Castle International Corp.	588,483	107,404,032
CubeSmart	279,871	14,200,655
CyrusOne, Inc.	168,686	15,156,437
Digital Realty Trust, Inc.	384,885	57,436,389
EPR Properties	103,080	4,532,428
Equinix, Inc.	122,264	88,629,174
Extra Space Storage, Inc.	182,060	36,082,471
Four Corners Property Trust, Inc.	101,963	2,760,138
Gaming and Leisure Properties, Inc.	304,985	13,779,222
Gladstone Land Corp.	43,792	1,334,780
Iron Mountain, Inc.	396,060	18,187,075
Lamar Advertising Co. Class A	118,712	13,148,541
Life Storage, Inc.	107,060	14,447,747
MGM Growth Properties LLC Class A	215,252	8,368,998
National Storage Affiliates Trust	126,538	7,789,679
Outfront Media, Inc.	206,235	5,122,877
PotlatchDeltic Corp.	92,440	4,972,348
Public Storage	214,061	76,747,290
Rayonier, Inc.	194,926	7,122,596
Safehold, Inc.	24,160	1,495,504
SBA Communications Corp.	149,481	48,647,097
Uniti Group, Inc.	322,825	3,893,270
VICI Properties, Inc.	856,781	24,521,072
Weyerhaeuser Co.	1,018,587	41,181,472
		773,418,407
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)		2,027,853,915
REAL ESTATE MANAGEMENT & DEVELOPMENT – 5.4%
Diversified Real Estate Activities – 0.2%
Five Point Holdings LLC Class A (a)	105,003	607,968
Tejon Ranch Co. (a)	30,222	526,165
The RMR Group, Inc. Class A	22,923	733,765
The St. Joe Co.	46,904	2,275,313
		4,143,211
Interactive Media & Services – 0.2%
Zillow Group, Inc. Class A (a)	84,719	4,224,089
Real Estate Development – 0.3%
Forestar Group, Inc. (a)	37,797	754,050
The Howard Hughes Corp. (a)	55,132	5,309,763
		6,063,813
Real Estate Operating Companies – 0.2%
FRP Holdings, Inc. (a)	11,894	671,773
Kennedy-Wilson Holdings, Inc.	154,274	3,464,994
		4,136,767
Real Estate Services – 4.5%
CBRE Group, Inc. Class A (a)	456,068	46,217,931
Cushman & Wakefield PLC (a)	176,998	3,715,188
See accompanying notes which are an integral part of the financial statements.
59	Semi-Annual Report

Fidelity® MSCI Real Estate Index ETF
Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
REAL ESTATE MANAGEMENT & DEVELOPMENT – continued
Real Estate Services – continued
Doma Holdings, Inc. (a)	213,901	$ 855,604
Douglas Elliman, Inc. (a)	113,904	883,895
eXp World Holdings, Inc.	94,651	2,568,828
Jones Lang LaSalle, Inc. (a)	69,186	17,351,157
Marcus & Millichap, Inc. (a)	37,632	1,761,554
Newmark Group, Inc. Class A	247,593	3,790,649
Opendoor Technologies, Inc. (a)	178,086	1,768,394
RE/MAX Holdings, Inc. Class A	25,197	749,863
Realogy Holdings Corp. (a)	158,255	2,611,207
Redfin Corp. (a)	135,970	4,020,633
Zillow Group, Inc. Class C (a)	228,347	11,526,957
		97,821,860
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		116,389,740
TOTAL COMMON STOCKS (Cost $1,813,651,672)		2,144,243,655
Money Market Fund – 0.1%
	Shares	Value
State Street Institutional Treasury Plus Money Market Fund, Trust Class, 0.01% (b) (Cost $2,511,000)	2,511,000	$ 2,511,000
TOTAL INVESTMENT IN SECURITIES – 99.9% (Cost $1,816,162,672)		2,146,754,655
NET OTHER ASSETS (LIABILITIES) – 0.1%		1,749,741
NET ASSETS – 100.0%		$ 2,148,504,396

Legend
(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contract
CME Dow Jones U.S. Real Estate Index Contracts (United States)	96	March 2022	$3,984,000	$(237,221)	$(237,221)
The notional amount of futures purchased as a percentage of Net Assets is 0.2%
See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	60

Investment Valuation
The following is a summary of the inputs used, as of January 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 2,144,243,655	$ 2,144,243,655	$ —	$ —
Money Market Funds	2,511,000	2,511,000	—	—
Total Investments in Securities:	$ 2,146,754,655	$ 2,146,754,655	$ —	$ —
Derivative Instruments:
Liabilities
Futures Contracts	$ (237,221)	$ (237,221)	$ —	$ —
Total Liabilities	$ (237,221)	$ (237,221)	$ —	$ —
Total Derivative Instruments:	$ (237,221)	$ (237,221)	$ —	$ —
Value of Derivative Instruments
The following table is a summary of the Fund’s value of derivative instruments by primary risk exposure as of January 31, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.
Primary Risk/ Derivative Type	Value
	Asset	Liabilities
Equity Risk
Futures Contracts(a)	$0	$(237,221)
Total Equity Risk	0	(237,221)
Total Value of Derivatives	$0	$(237,221)

(a)	Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in total accumulated earnings (loss).
See accompanying notes which are an integral part of the financial statements.
61	Semi-Annual Report

Fidelity® MSCI Utilities Index ETF
Schedule of Investments January 31, 2022 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.7%
	Shares	Value
ELECTRIC UTILITIES – 59.4%
Electric Utilities – 59.4%
ALLETE, Inc.	56,757	$ 3,622,799
Alliant Energy Corp.	271,190	16,233,433
American Electric Power Co., Inc.	542,091	49,005,026
Duke Energy Corp.	833,662	87,584,530
Edison International	411,451	25,835,008
Entergy Corp.	217,766	24,339,706
Evergy, Inc.	248,457	16,139,767
Eversource Energy	372,378	33,324,107
Exelon Corp.	1,059,598	61,403,704
FirstEnergy Corp.	589,705	24,744,022
Hawaiian Electric Industries, Inc.	118,583	5,039,778
IDACORP, Inc.	54,768	6,036,529
MGE Energy, Inc.	39,365	3,048,032
NextEra Energy, Inc.	2,125,797	166,067,262
NRG Energy, Inc.	265,250	10,591,432
OGE Energy Corp.	216,933	8,226,099
Otter Tail Corp.	45,156	2,862,890
PG&E Corp. (a)	1,613,471	20,636,294
Pinnacle West Capital Corp.	122,208	8,506,899
PNM Resources, Inc.	88,513	3,966,268
Portland General Electric Co.	96,968	5,094,699
PPL Corp.	833,974	24,752,348
The Southern Co.	1,147,381	79,731,506
Xcel Energy, Inc.	583,469	40,644,451
TOTAL ELECTRIC UTILITIES		727,436,589
GAS UTILITIES – 4.5%
Gas Utilities – 4.5%
Atmos Energy Corp.	141,719	15,195,111
Chesapeake Utilities Corp.	17,976	2,448,511
National Fuel Gas Co.	93,935	5,704,673
New Jersey Resources Corp.	104,657	4,208,258
Northwest Natural Holding Co.	33,601	1,590,671
ONE Gas, Inc.	58,044	4,521,047
South Jersey Industries, Inc.	122,162	3,056,493
Southwest Gas Holdings, Inc.	64,122	4,371,838
Spire, Inc.	56,129	3,700,024
Star Group LP	39,353	410,845
UGI Corp.	226,568	10,274,859
TOTAL GAS UTILITIES		55,482,330
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS – 3.4%
Independent Power Producers & Energy Traders – 2.5%
Clearway Energy, Inc. Class A	35,787	1,104,029
Clearway Energy, Inc. Class C	84,470	2,844,950
The AES Corp.	722,079	16,015,712
Vistra Corp.	470,572	10,263,175
		30,227,866

	Shares	Value

Renewable Electricity – 0.9%
NextEra Energy Partners LP	83,064	$ 6,248,074
Ormat Technologies, Inc.	48,634	3,314,894
Sunnova Energy International, Inc. (a)	91,471	1,798,320
		11,361,288
TOTAL INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS		41,589,154
MULTI-UTILITIES – 27.8%
Multi-Utilities – 27.8%
Ameren Corp.	278,632	24,725,804
Avista Corp.	74,139	3,296,220
Black Hills Corp.	68,868	4,665,118
CenterPoint Energy, Inc.	642,473	18,220,534
CMS Energy Corp.	313,878	20,207,466
Consolidated Edison, Inc.	382,930	33,104,299
Dominion Energy, Inc.	876,105	70,666,629
DTE Energy Co.	209,962	25,285,724
MDU Resources Group, Inc.	219,444	6,445,070
NiSource, Inc.	425,218	12,407,861
NorthWestern Corp.	55,874	3,247,397
Public Service Enterprise Group, Inc.	547,864	36,449,392
Sempra Energy	346,032	47,807,781
Unitil Corp.	17,471	820,089
WEC Energy Group, Inc.	341,812	33,169,436
TOTAL MULTI-UTILITIES		340,518,820
WATER UTILITIES – 4.6%
Water Utilities – 4.6%
American States Water Co.	40,086	3,697,132
American Water Works Co., Inc.	196,683	31,626,626
California Water Service Group	55,949	3,473,873
Essential Utilities, Inc.	253,000	12,331,220
Middlesex Water Co.	18,011	1,823,434
SJW Group	30,887	2,126,879
The York Water Co.	14,348	651,686
TOTAL WATER UTILITIES		55,730,850
TOTAL COMMON STOCKS (Cost $1,135,701,729)		1,220,757,743

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	62

Money Market Fund – 0.2%
	Shares	Value
State Street Institutional Treasury Plus Money Market Fund, Trust Class, 0.01% (b) (Cost $2,214,000)	2,214,000	$ 2,214,000
TOTAL INVESTMENT IN SECURITIES – 99.9% (Cost $1,137,915,729)		1,222,971,743
NET OTHER ASSETS (LIABILITIES) – 0.1%		622,917
NET ASSETS – 100.0%		$1,223,594,660

Legend
(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contract
CME E-mini S&P Utilities Select Sector Index Contracts (United States)	37	March 2022	$2,577,790	$(18,998)	$(18,998)
The notional amount of futures purchased as a percentage of Net Assets is 0.2%
Investment Valuation
The following is a summary of the inputs used, as of January 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 1,220,757,743	$ 1,220,757,743	$ —	$ —
Money Market Funds	2,214,000	2,214,000	—	—
Total Investments in Securities:	$ 1,222,971,743	$ 1,222,971,743	$ —	$ —
Derivative Instruments:
Liabilities
Futures Contracts	$ (18,998)	$ (18,998)	$ —	$ —
Total Liabilities	$ (18,998)	$ (18,998)	$ —	$ —
Total Derivative Instruments:	$ (18,998)	$ (18,998)	$ —	$ —
Value of Derivative Instruments
The following table is a summary of the Fund’s value of derivative instruments by primary risk exposure as of January 31, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.
Primary Risk/ Derivative Type	Value
	Asset	Liabilities
Equity Risk
Futures Contracts(a)	$0	$(18,998)
Total Equity Risk	0	(18,998)
Total Value of Derivatives	$0	$(18,998)

(a)	Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in total accumulated earnings (loss).
See accompanying notes which are an integral part of the financial statements.
63	Semi-Annual Report

Financial Statements
Statements of Assets and Liabilities
January 31, 2022 (Unaudited)
	Fidelity MSCI Communication Services Index ETF	Fidelity MSCI Consumer Discretionary Index ETF	Fidelity MSCI Consumer Staples Index ETF	Fidelity MSCI Energy Index ETF
Assets
Investments in securities, at value – See accompanying schedule	$ 788,632,498	$ 1,573,452,640	$ 963,405,089	$ 1,229,103,870
Segregated cash with brokers for derivative instruments	55,000	117,000	110,500	168,000
Cash	134,762	78,286	41,242	2,901
Receivable for investments sold	3,477,839	233,410	—	51,629
Receivable for fund shares sold	—	—	28,265	71,135
Dividends receivable	1,280,782	434,965	1,134,709	935,030
Interest receivable	5	12	7	6
Receivable for daily variation margin on futures contracts	18,592	60,957	12,803	14,153
Total assets	793,599,478	1,574,377,270	964,732,615	1,230,346,724
Liabilities
Payable for investments purchased	4,907,849	118,851	—	—
Payable for fund shares redeemed	—	23,035	—	—
Accrued management fees	56,764	121,479	65,067	81,153
Payable for daily variation margin on futures contracts	—	—	—	—
Total liabilities	4,964,613	263,365	65,067	81,153
Net Assets	$788,634,865	$1,574,113,905	$964,667,548	$1,230,265,571
Net Assets consist of:
Paid in capital	$691,267,733	$1,188,683,799	$840,245,901	$1,135,518,593
Total accumulated earnings (loss)	97,367,132	385,430,106	124,421,647	94,746,978
Net Assets	$788,634,865	$1,574,113,905	$964,667,548	$1,230,265,571
Shares outstanding	16,350,000	19,750,000	21,100,000	69,050,000
Net Asset Value per share	$ 48.23	$ 79.70	$ 45.72	$ 17.82
Investments at cost	$694,986,585	$1,318,056,341	$819,025,313	$ 962,090,092
See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	64

Statements of Assets and Liabilities
January 31, 2022 (Unaudited)
	Fidelity MSCI Financials Index ETF	Fidelity MSCI Health Care Index ETF	Fidelity MSCI Industrials Index ETF	Fidelity MSCI Information Technology Index ETF
Assets
Investments in securities, at value – See accompanying schedule	$ 1,931,294,646	$ 2,790,185,891	$ 839,220,437	$ 6,687,672,160
Segregated cash with brokers for derivative instruments	307,700	330,000	96,500	733,500
Cash	70,511	21,613	21,246	520,194
Receivable for investments sold	12,895	135,483	—	259,798
Receivable for fund shares sold	147,581	—	—	—
Dividends receivable	1,168,653	3,727,158	349,377	1,248,189
Interest receivable	19	31	7	39
Receivable for daily variation margin on futures contracts	35,263	69,085	32,616	349,332
Total assets	1,933,037,268	2,794,469,261	839,720,183	6,690,783,212
Liabilities
Payable for investments purchased	—	—	—	—
Payable for fund shares redeemed	—	12,790	38,745	—
Accrued management fees	137,144	199,343	62,264	472,973
Payable for daily variation margin on futures contracts	—	—	—	—
Total liabilities	137,144	212,133	101,009	472,973
Net Assets	$1,932,900,124	$2,794,257,128	$839,619,174	$6,690,310,239
Net Assets consist of:
Paid in capital	$1,593,131,322	$2,145,046,921	$732,963,436	$3,645,352,999
Total accumulated earnings (loss)	339,768,802	649,210,207	106,655,738	3,044,957,240
Net Assets	$1,932,900,124	$2,794,257,128	$839,619,174	$6,690,310,239
Shares outstanding	34,750,000	44,200,000	15,950,000	53,550,000
Net Asset Value per share	$ 55.62	$ 63.22	$ 52.64	$ 124.94
Investments at cost	$1,593,239,036	$2,168,564,929	$742,310,342	$3,663,041,681
See accompanying notes which are an integral part of the financial statements.
65	Semi-Annual Report

Financial Statements  – continued
Statements of Assets and Liabilities
January 31, 2022 (Unaudited)
	Fidelity MSCI Materials Index ETF	Fidelity MSCI Real Estate Index ETF	Fidelity MSCI Utilities Index ETF
Assets
Investments in securities, at value – See accompanying schedule	$ 517,909,198	$ 2,146,754,655	$ 1,222,971,743
Segregated cash with brokers for derivative instruments	40,950	220,800	111,000
Cash	39,415	96,336	33,550
Receivable for investments sold	—	942,561	—
Receivable for fund shares sold	20,516	—	94,557
Dividends receivable	298,479	666,966	444,315
Interest receivable	6	13	10
Receivable for daily variation margin on futures contracts	15,639	—	23,976
Total assets	518,324,203	2,148,681,331	1,223,679,151
Liabilities
Payable for investments purchased	768,502	—	—
Payable for fund shares redeemed	10,258	—	—
Accrued management fees	36,938	153,975	84,491
Payable for daily variation margin on futures contracts	—	22,960	—
Total liabilities	815,698	176,935	84,491
Net Assets	$517,508,505	$2,148,504,396	$1,223,594,660
Net Assets consist of:
Paid in capital	$484,807,248	$1,857,195,053	$1,140,872,625
Total accumulated earnings (loss)	32,701,257	291,309,343	82,722,035
Net Assets	$517,508,505	$2,148,504,396	$1,223,594,660
Shares outstanding	11,050,000	67,400,000	27,350,000
Net Asset Value per share	$ 46.83	$ 31.88	$ 44.74
Investments at cost	$496,787,448	$1,816,162,672	$1,137,915,729
See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	66

Statements of Operations
For the six months ended January 31, 2022 (Unaudited)
	Fidelity MSCI Communication Services Index ETF	Fidelity MSCI Consumer Discretionary Index ETF	Fidelity MSCI Consumer Staples Index ETF	Fidelity MSCI Energy Index ETF
Investment Income
Dividends	$ 3,726,224	$ 6,715,853	$ 10,050,130	$ 20,530,988
Non-Cash dividends	1,381,986	—	—	—
Interest	26	52	30	32
Total income	5,108,236	6,715,905	10,050,160	20,531,020
Expenses
Management fees	380,805	716,042	355,653	418,109
Independent trustees' fees and expenses	1,592	2,938	1,458	1,674
Legal	—	33	—	—
Total expenses	382,397	719,013	357,111	419,783
Net investment income (loss)	4,725,839	5,996,892	9,693,049	20,111,237
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment securities	2,178,061	(5,989,711)	(64,309)	(18,081,175)
Net realized gain (loss) on In-kind redemptions	35,830,441	167,948,428	5,308,390	38,070,970
Net realized gain (loss) on futures contracts	(201,485)	281,586	285,452	(55,734)
Net realized gain (loss) on foreign currency transactions	—	—	—	—
Total net realized gain (loss)	37,807,017	162,240,303	5,529,533	19,934,061
Change in net unrealized appreciation (depreciation) on investment securities	(151,718,321)	(203,394,509)	40,782,839	260,122,194
Change in net unrealized appreciation (depreciation) on futures contracts	(87,835)	(220,160)	(45,470)	328,765
Total change in net unrealized appreciation (depreciation)	(151,806,156)	(203,614,669)	40,737,369	260,450,959
Net gain (loss)	(113,999,139)	(41,374,366)	46,266,902	280,385,020
Net increase (decrease) in net assets resulting from operations	$(109,273,300)	$ (35,377,474)	$ 55,959,951	$300,496,257
See accompanying notes which are an integral part of the financial statements.
67	Semi-Annual Report

Financial Statements  – continued
Statements of Operations
For the six months ended January 31, 2022 (Unaudited)
	Fidelity MSCI Financials Index ETF	Fidelity MSCI Health Care Index ETF	Fidelity MSCI Industrials Index ETF	Fidelity MSCI Information Technology Index ETF
Investment Income
Dividends	$ 18,759,093	$ 18,672,386	$ 5,523,399	$ 24,407,862
Non-Cash dividends	—	—	—	—
Interest	68	123	26	283
Total income	18,759,161	18,672,509	5,523,425	24,408,145
Expenses
Management fees	789,622	1,217,116	363,950	2,777,781
Independent trustees' fees and expenses	3,209	5,033	1,515	11,273
Legal	—	—	—	—
Total expenses	792,831	1,222,149	365,465	2,789,054
Net investment income (loss)	17,966,330	17,450,360	5,157,960	21,619,091
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment securities	(3,684,993)	(1,562,586)	2,619,951	4,801,621
Net realized gain (loss) on In-kind redemptions	37,079,460	68,154,017	21,861,852	54,193,309
Net realized gain (loss) on futures contracts	407,593	240,139	(102,466)	2,666,153
Net realized gain (loss) on foreign currency transactions	—	—	(3)	—
Total net realized gain (loss)	33,802,060	66,831,570	24,379,334	61,661,083
Change in net unrealized appreciation (depreciation) on investment securities	76,265,635	(194,811,270)	(56,842,389)	86,709,738
Change in net unrealized appreciation (depreciation) on futures contracts	(73,838)	(546,889)	(88,240)	(905,459)
Total change in net unrealized appreciation (depreciation)	76,191,797	(195,358,159)	(56,930,629)	85,804,279
Net gain (loss)	109,993,857	(128,526,589)	(32,551,295)	147,465,362
Net increase (decrease) in net assets resulting from operations	$127,960,187	$(111,076,229)	$(27,393,335)	$169,084,453
See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	68

Statements of Operations
For the six months ended January 31, 2022 (Unaudited)
	Fidelity MSCI Materials Index ETF	Fidelity MSCI Real Estate Index ETF	Fidelity MSCI Utilities Index ETF
Investment Income
Dividends	$ 4,212,172	$ 28,557,856	$ 17,175,778
Non-Cash dividends	—	1,805,296	—
Interest	17	38	25
Total income	4,212,189	30,363,190	17,175,803
Expenses
Management fees	214,101	859,200	482,678
Independent trustees' fees and expenses	906	3,381	1,965
Legal	—	—	—
Total expenses	215,007	862,581	484,643
Net investment income (loss)	3,997,182	29,500,609	16,691,160
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment securities	(559,637)	(13,524,622)	(1,658,291)
Net realized gain (loss) on In-kind redemptions	23,464,049	21,171,594	29,095,367
Net realized gain (loss) on futures contracts	(61,645)	264,851	236,821
Net realized gain (loss) on foreign currency transactions	—	—	—
Total net realized gain (loss)	22,842,767	7,911,823	27,673,897
Change in net unrealized appreciation (depreciation) on investment securities	(26,064,642)	(10,318,469)	27,391,765
Change in net unrealized appreciation (depreciation) on futures contracts	(37,481)	(321,537)	(52,425)
Total change in net unrealized appreciation (depreciation)	(26,102,123)	(10,640,006)	27,339,340
Net gain (loss)	(3,259,356)	(2,728,183)	55,013,237
Net increase (decrease) in net assets resulting from operations	$ 737,826	$ 26,772,426	$ 71,704,397
See accompanying notes which are an integral part of the financial statements.
69	Semi-Annual Report

Financial Statements  – continued
Statements of Changes in Net Assets
	Fidelity MSCI Communication Services Index ETF		Fidelity MSCI Consumer Discretionary Index ETF
	Six months ended January 31, 2022 (Unaudited)	Year ended July 31, 2021	Six months ended January 31, 2022 (Unaudited)	Year ended July 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,725,839	$ 4,881,029	$ 5,996,892	$ 7,612,303
Net realized gain (loss)	37,807,017	67,452,249	162,240,303	125,780,203
Change in net unrealized appreciation (depreciation)	(151,806,156)	172,979,615	(203,614,669)	281,286,349
Net increase (decrease) in net assets resulting from operations	(109,273,300)	245,312,893	(35,377,474)	414,678,855
Distributions to shareholders	(5,212,200)	(4,490,900)	(6,016,400)	(7,322,150)
Share transactions
Proceeds from sales of shares	79,158,252	277,514,566	312,712,026	640,804,871
Cost of shares redeemed	(92,413,171)	(179,670,185)	(328,735,390)	(298,219,402)
Net increase (decrease) in net assets resulting from share transactions	(13,254,919)	97,844,381	(16,023,364)	342,585,469
Total increase (decrease) in net assets	(127,740,419)	338,666,374	(57,417,238)	749,942,174
Net Assets
Beginning of period	916,375,284	577,708,910	1,631,531,143	881,588,969
End of period	$ 788,634,865	$ 916,375,284	$1,574,113,905	$1,631,531,143
Other Information
Shares
Sold	1,450,000	5,500,000	3,650,000	9,000,000
Redeemed	(1,800,000)	(4,050,000)	(3,950,000)	(4,350,000)
Net increase (decrease)	(350,000)	1,450,000	(300,000)	4,650,000

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	70

Statements of Changes in Net Assets
	Fidelity MSCI Consumer Staples Index ETF		Fidelity MSCI Energy Index ETF
	Six months ended January 31, 2022 (Unaudited)	Year ended July 31, 2021	Six months ended January 31, 2022 (Unaudited)	Year ended July 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 9,693,049	$ 20,968,508	$ 20,111,237	$ 28,490,030
Net realized gain (loss)	5,529,533	55,734,389	19,934,061	(6,896,933)
Change in net unrealized appreciation (depreciation)	40,737,369	62,687,995	260,450,959	241,972,018
Net increase (decrease) in net assets resulting from operations	55,959,951	139,390,892	300,496,257	263,565,115
Distributions to shareholders	(9,715,800)	(20,813,400)	(18,971,900)	(29,586,300)
Share transactions
Proceeds from sales of shares	121,801,557	272,522,699	162,720,276	328,207,237
Cost of shares redeemed	(21,660,848)	(251,466,243)	(108,037,059)	(117,452,719)
Net increase (decrease) in net assets resulting from share transactions	100,140,709	21,056,456	54,683,217	210,754,518
Total increase (decrease) in net assets	146,384,860	139,633,948	336,207,574	444,733,333
Net Assets
Beginning of period	818,282,688	678,648,740	894,057,997	449,324,664
End of period	$964,667,548	$ 818,282,688	$1,230,265,571	$ 894,057,997
Other Information
Shares
Sold	2,700,000	6,800,000	10,300,000	28,300,000
Redeemed	(500,000)	(6,100,000)	(7,600,000)	(9,400,000)
Net increase (decrease)	2,200,000	700,000	2,700,000	18,900,000

See accompanying notes which are an integral part of the financial statements.
71	Semi-Annual Report

Financial Statements  – continued
Statements of Changes in Net Assets
	Fidelity MSCI Financials Index ETF		Fidelity MSCI Health Care Index ETF
	Six months ended January 31, 2022 (Unaudited)	Year ended July 31, 2021	Six months ended January 31, 2022 (Unaudited)	Year ended July 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 17,966,330	$ 24,866,481	$ 17,450,360	$ 31,015,066
Net realized gain (loss)	33,802,060	39,534,722	66,831,570	66,838,221
Change in net unrealized appreciation (depreciation)	76,191,797	390,693,235	(195,358,159)	504,537,093
Net increase (decrease) in net assets resulting from operations	127,960,187	455,094,438	(111,076,229)	602,390,380
Distributions to shareholders	(18,017,150)	(23,611,000)	(18,462,700)	(33,149,950)
Share transactions
Proceeds from sales of shares	206,821,504	715,027,877	220,557,260	399,566,161
Cost of shares redeemed	(100,799,367)	(154,635,399)	(142,999,766)	(137,834,298)
Net increase (decrease) in net assets resulting from share transactions	106,022,137	560,392,478	77,557,494	261,731,863
Total increase (decrease) in net assets	215,965,174	991,875,916	(51,981,435)	830,972,293
Net Assets
Beginning of period	1,716,934,950	725,059,034	2,846,238,563	2,015,266,270
End of period	$1,932,900,124	$1,716,934,950	$2,794,257,128	$2,846,238,563
Other Information
Shares
Sold	3,650,000	14,900,000	3,300,000	6,950,000
Redeemed	(1,800,000)	(3,250,000)	(2,200,000)	(2,350,000)
Net increase (decrease)	1,850,000	11,650,000	1,100,000	4,600,000

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	72

Statements of Changes in Net Assets
	Fidelity MSCI Industrials Index ETF		Fidelity MSCI Information Technology Index ETF
	Six months ended January 31, 2022 (Unaudited)	Year ended July 31, 2021	Six months ended January 31, 2022 (Unaudited)	Year ended July 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 5,157,960	$ 7,779,970	$ 21,619,091	$ 39,380,753
Net realized gain (loss)	24,379,334	10,549,630	61,661,083	223,319,232
Change in net unrealized appreciation (depreciation)	(56,930,629)	189,422,820	85,804,279	1,490,020,346
Net increase (decrease) in net assets resulting from operations	(27,393,335)	207,752,420	169,084,453	1,752,720,331
Distributions to shareholders	(5,147,300)	(7,709,800)	(23,751,150)	(39,319,850)
Share transactions
Proceeds from sales of shares	66,309,673	348,123,647	422,255,213	583,974,201
Cost of shares redeemed	(56,421,016)	(33,192,592)	(84,167,045)	(378,741,782)
Net increase (decrease) in net assets resulting from share transactions	9,888,657	314,931,055	338,088,168	205,232,419
Total increase (decrease) in net assets	(22,651,978)	514,973,675	483,421,471	1,918,632,900
Net Assets
Beginning of period	862,271,152	347,297,477	6,206,888,768	4,288,255,868
End of period	$839,619,174	$862,271,152	$6,690,310,239	$6,206,888,768
Other Information
Shares
Sold	1,200,000	7,200,000	3,250,000	5,600,000
Redeemed	(1,050,000)	(650,000)	(700,000)	(3,750,000)
Net increase (decrease)	150,000	6,550,000	2,550,000	1,850,000

See accompanying notes which are an integral part of the financial statements.
73	Semi-Annual Report

Financial Statements  – continued
Statements of Changes in Net Assets
	Fidelity MSCI Materials Index ETF		Fidelity MSCI Real Estate Index ETF
	Six months ended January 31, 2022 (Unaudited)	Year ended July 31, 2021	Six months ended January 31, 2022 (Unaudited)	Year ended July 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,997,182	$ 5,649,740	$ 29,500,609	$ 28,240,488
Net realized gain (loss)	22,842,767	23,574,472	7,911,823	9,097,959
Change in net unrealized appreciation (depreciation)	(26,102,123)	65,955,360	(10,640,006)	381,807,072
Net increase (decrease) in net assets resulting from operations	737,826	95,179,572	26,772,426	419,145,519
Distributions to shareholders	(4,060,900)	(5,562,850)	(26,655,300)	(43,349,650)
Share transactions
Proceeds from sales of shares	60,989,240	363,160,504	414,933,761	427,447,059
Cost of shares redeemed	(84,294,241)	(73,126,709)	(51,161,702)	(84,781,395)
Net increase (decrease) in net assets resulting from share transactions	(23,305,001)	290,033,795	363,772,059	342,665,664
Total increase (decrease) in net assets	(26,628,075)	379,650,517	363,889,185	718,461,533
Net Assets
Beginning of period	544,136,580	164,486,063	1,784,615,211	1,066,153,678
End of period	$517,508,505	$544,136,580	$2,148,504,396	$1,784,615,211
Other Information
Shares
Sold	1,250,000	8,250,000	12,800,000	15,600,000
Redeemed	(1,800,000)	(1,650,000)	(1,600,000)	(3,400,000)
Net increase (decrease)	(550,000)	6,600,000	11,200,000	12,200,000

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	74

Statements of Changes in Net Assets
	Fidelity MSCI Utilities Index ETF
	Six months ended January 31, 2022 (Unaudited)	Year ended July 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 16,691,160	$ 30,395,742
Net realized gain (loss)	27,673,897	37,203,035
Change in net unrealized appreciation (depreciation)	27,339,340	48,102,265
Net increase (decrease) in net assets resulting from operations	71,704,397	115,701,042
Distributions to shareholders	(16,242,750)	(31,181,450)
Share transactions
Proceeds from sales of shares	226,414,161	416,979,624
Cost of shares redeemed	(134,573,391)	(270,013,514)
Net increase (decrease) in net assets resulting from share transactions	91,840,770	146,966,110
Total increase (decrease) in net assets	147,302,417	231,485,702
Net Assets
Beginning of period	1,076,292,243	844,806,541
End of period	$1,223,594,660	$1,076,292,243
Other Information
Shares
Sold	5,100,000	10,350,000
Redeemed	(3,000,000)	(6,700,000)
Net increase (decrease)	2,100,000	3,650,000
See accompanying notes which are an integral part of the financial statements.
75	Semi-Annual Report

Financial Statements  – continued
Financial Highlights
	Fidelity MSCI Communication Services Index ETF
	Six months ended January 31, 2022 (Unaudited)	Year ended July 31, 2021	Year ended July 31, 2020	Year ended July 31, 2019	Year ended July 31, 2018	Year ended July 31, 2017
Selected Per-Share Data
Net asset value, beginning of period	$ 54.87	$ 37.88	$ 34.35	$ 28.76	$ 32.62	$ 32.10
Income from Investment Operations
Net investment income (loss)A,B	0.28	0.34	0.33	0.49	0.85	0.80
Net realized and unrealized gain (loss)	(6.62)	16.96	3.52	5.59	(2.43)	0.62
Total from investment operations	(6.34)	17.30	3.85	6.08	(1.58)	1.42
Distributions from net investment income	(0.30)	(0.31)	(0.32)	(0.49)	(1.00)	(0.90)
Distributions from net realized gain	—	—	—	—	(1.28)	—
Total distributions	(0.30)	(0.31)	(0.32)	(0.49)	(2.28)	(0.90)
Net asset value, end of period	$ 48.23	$ 54.87	$ 37.88	$ 34.35	$ 28.76	$ 32.62
Total ReturnC,D	(11.59)%	45.81%	11.40%	21.33%	(5.14)%	4.58%
Ratios to Average Net AssetsA,E
Expenses before reductions	.08% F	.08%	.08%	.08%	.08%	.08%
Expenses net of fee waivers, if any	.08% F	.08%	.08%	.08%	.08%	.08%
Expenses net of all reductions	.08% F	.08%	.08%	.08%	.08%	.08%
Net investment income (loss)	1.04% F	.72%	.96%	1.53%	2.81%	2.55%
Supplemental Data
Net assets, end of period (000 omitted)	$788,635	$916,375	$577,709	$374,389	$125,104	$115,818
Portfolio turnover rateG,H	12% I	13%	23%	82%	38%	27%

A	Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.
B	Calculated based on average shares outstanding during the period.
C	Based on net asset value.
D	Total returns for periods of less than one year are not annualized.
E	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
F	Annualized.
G	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
H	Portfolio turnover rate excludes securities received or delivered in-kind.
I	Amount not annualized.

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	76

Financial Highlights
	Fidelity MSCI Consumer Discretionary Index ETF
	Six months ended January 31, 2022 (Unaudited)	Year ended July 31, 2021	Year ended July 31, 2020	Year ended July 31, 2019	Year ended July 31, 2018	Year ended July 31, 2017
Selected Per-Share Data
Net asset value, beginning of period	$ 81.37	$ 57.25	$ 46.25	$ 43.32	$ 36.06	$ 31.99
Income from Investment Operations
Net investment income (loss)A,B	0.30	0.42	0.50	0.51	0.47	0.50
Net realized and unrealized gain (loss)	(1.67)	24.10	11.01	2.96	7.20	4.07
Total from investment operations	(1.37)	24.52	11.51	3.47	7.67	4.57
Distributions from net investment income	(0.30)	(0.40)	(0.51)	(0.54)	(0.41)	(0.50)
Total distributions	(0.30)	(0.40)	(0.51)	(0.54)	(0.41)	(0.50)
Net asset value, end of period	$ 79.70	$ 81.37	$ 57.25	$ 46.25	$ 43.32	$ 36.06
Total ReturnC,D	(1.70)%	42.95%	25.26%	8.15%	21.36%	14.41%
Ratios to Average Net AssetsA,E
Expenses before reductions	.08% F	.08%	.08%	.08%	.08%	.08%
Expenses net of fee waivers, if any	.08% F	.08%	.08%	.08%	.08%	.08%
Expenses net of all reductions	.08% F	.08%	.08%	.08%	.08%	.08%
Net investment income (loss)	.70% F	.58%	1.06%	1.18%	1.16%	1.49%
Supplemental Data
Net assets, end of period (000 omitted)	$1,574,114	$1,631,531	$881,589	$728,457	$628,129	$293,913
Portfolio turnover rateG,H	2% I	48%	60%	25%	5%	7%

A	Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.
B	Calculated based on average shares outstanding during the period.
C	Based on net asset value.
D	Total returns for periods of less than one year are not annualized.
E	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
F	Annualized.
G	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
H	Portfolio turnover rate excludes securities received or delivered in-kind.
I	Amount not annualized.

See accompanying notes which are an integral part of the financial statements.
77	Semi-Annual Report

Financial Statements  – continued
Financial Highlights
	Fidelity MSCI Consumer Staples Index ETF
	Six months ended January 31, 2022 (Unaudited)	Year ended July 31, 2021	Year ended July 31, 2020	Year ended July 31, 2019	Year ended July 31, 2018	Year ended July 31, 2017
Selected Per-Share Data
Net asset value, beginning of period	$ 43.30	$ 37.29	$ 35.59	$ 32.33	$ 33.23	$ 32.82
Income from Investment Operations
Net investment income (loss)A,B	0.50	1.02	0.96	0.94	0.86	0.83
Net realized and unrealized gain (loss)	2.43	6.01	1.70	3.23	(0.88)	0.40
Total from investment operations	2.93	7.03	2.66	4.17	(0.02)	1.23
Distributions from net investment income	(0.51)	(1.02)	(0.96)	(0.91)	(0.88)	(0.82)
Total distributions	(0.51)	(1.02)	(0.96)	(0.91)	(0.88)	(0.82)
Net asset value, end of period	$ 45.72	$ 43.30	$ 37.29	$ 35.59	$ 32.33	$ 33.23
Total ReturnC,D	6.82%	19.09%	7.74%	13.16%	(0.06)%	3.82%
Ratios to Average Net AssetsA,E
Expenses before reductions	.08% F	.08%	.08%	.08%	.08%	.08%
Expenses net of fee waivers, if any	.08% F	.08%	.08%	.08%	.08%	.08%
Expenses net of all reductions	.08% F	.08%	.08%	.08%	.08%	.08%
Net investment income (loss)	2.28% F	2.53%	2.68%	2.83%	2.65%	2.56%
Supplemental Data
Net assets, end of period (000 omitted)	$964,668	$818,283	$678,649	$548,070	$311,970	$312,349
Portfolio turnover rateG,H	5% I	20%	34%	30%	24%	11%

A	Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.
B	Calculated based on average shares outstanding during the period.
C	Based on net asset value.
D	Total returns for periods of less than one year are not annualized.
E	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
F	Annualized.
G	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
H	Portfolio turnover rate excludes securities received or delivered in-kind.
I	Amount not annualized.

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	78

Financial Highlights
	Fidelity MSCI Energy Index ETF
	Six months ended January 31, 2022 (Unaudited)	Year ended July 31, 2021	Year ended July 31, 2020	Year ended July 31, 2019	Year ended July 31, 2018	Year ended July 31, 2017
Selected Per-Share Data
Net asset value, beginning of period	$ 13.47	$ 9.47	$ 16.79	$ 21.50	$ 18.39	$ 19.03
Income from Investment Operations
Net investment income (loss)A,B	0.30	0.49	0.51	0.54	0.47	0.57
Net realized and unrealized gain (loss)	4.34	4.02	(6.86)	(4.70)	3.22	(0.73)
Total from investment operations	4.64	4.51	(6.35)	(4.16)	3.69	(0.16)
Distributions from net investment income	(0.29)	(0.51)	(0.97)	(0.55)	(0.58)	(0.48)
Total distributions	(0.29)	(0.51)	(0.97)	(0.55)	(0.58)	(0.48)
Net asset value, end of period	$ 17.82	$ 13.47	$ 9.47	$ 16.79	$ 21.50	$ 18.39
Total ReturnC,D	34.98%	48.79%	(39.28)%	(19.42)%	20.52%	(0.96)%
Ratios to Average Net AssetsA,E
Expenses before reductions	.08% F	.08%	.08%	.08%	.08%	.08%
Expenses net of fee waivers, if any	.08% F	.08%	.08%	.08%	.08%	.08%
Expenses net of all reductions	.08% F	.08%	.08%	.08%	.08%	.08%
Net investment income (loss)	4.03% F	4.11%	4.18%	2.92%	2.40%	2.91%
Supplemental Data
Net assets, end of period (000 omitted)	$1,230,266	$894,058	$449,325	$467,628	$634,157	$431,311
Portfolio turnover rateG,H	5% I	11%	17%	6%	5%	10%

A	Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.
B	Calculated based on average shares outstanding during the period.
C	Based on net asset value.
D	Total returns for periods of less than one year are not annualized.
E	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
F	Annualized.
G	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
H	Portfolio turnover rate excludes securities received or delivered in-kind.
I	Amount not annualized.

See accompanying notes which are an integral part of the financial statements.
79	Semi-Annual Report

Financial Statements  – continued
Financial Highlights
	Fidelity MSCI Financials Index ETF
	Six months ended January 31, 2022 (Unaudited)	Year ended July 31, 2021	Year ended July 31, 2020	Year ended July 31, 2019	Year ended July 31, 2018	Year ended July 31, 2017
Selected Per-Share Data
Net asset value, beginning of period	$ 52.19	$ 34.12	$ 41.22	$ 41.05	$ 36.94	$ 28.61
Income from Investment Operations
Net investment income (loss)A,B	0.53	0.96	1.00	0.89	0.75	0.61
Net realized and unrealized gain (loss)	3.43	18.00	(7.09)	0.18	4.11	8.28
Total from investment operations	3.96	18.96	(6.09)	1.07	4.86	8.89
Distributions from net investment income	(0.53)	(0.89)	(1.01)	(0.90)	(0.75)	(0.56)
Total distributions	(0.53)	(0.89)	(1.01)	(0.90)	(0.75)	(0.56)
Net asset value, end of period	$ 55.62	$ 52.19	$ 34.12	$ 41.22	$ 41.05	$ 36.94
Total ReturnC,D	7.63%	56.15%	(14.78)%	2.80%	13.23%	31.31%
Ratios to Average Net AssetsA,E
Expenses before reductions	.08% F	.08%	.08%	.08%	.08%	.08%
Expenses net of fee waivers, if any	.08% F	.08%	.08%	.08%	.08%	.08%
Expenses net of all reductions	.08% F	.08%	.08%	.08%	.08%	.08%
Net investment income (loss)	1.91% F	2.10%	2.61%	2.27%	1.88%	1.77%
Supplemental Data
Net assets, end of period (000 omitted)	$1,932,900	$1,716,935	$725,059	$1,143,858	$1,574,375	$921,679
Portfolio turnover rateG,H	2% I	4%	6%	5%	5%	18%

A	Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.
B	Calculated based on average shares outstanding during the period.
C	Based on net asset value.
D	Total returns for periods of less than one year are not annualized.
E	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
F	Annualized.
G	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
H	Portfolio turnover rate excludes securities received or delivered in-kind.
I	Amount not annualized.

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	80

Financial Highlights
	Fidelity MSCI Health Care Index ETF
	Six months ended January 31, 2022 (Unaudited)	Year ended July 31, 2021	Year ended July 31, 2020	Year ended July 31, 2019	Year ended July 31, 2018	Year ended July 31, 2017
Selected Per-Share Data
Net asset value, beginning of period	$ 66.04	$ 52.34	$ 44.43	$ 43.72	$ 38.44	$ 35.67
Income from Investment Operations
Net investment income (loss)A,B	0.40	0.75	0.72	0.63	0.56	0.51
Net realized and unrealized gain (loss)	(2.81)	13.74	7.88	1.01	5.29	2.76
Total from investment operations	(2.41)	14.49	8.60	1.64	5.85	3.27
Distributions from net investment income	(0.41)	(0.79)	(0.69)	(0.93)	(0.57)	(0.50)
Total distributions	(0.41)	(0.79)	(0.69)	(0.93)	(0.57)	(0.50)
Net asset value, end of period	$ 63.22	$ 66.04	$ 52.34	$ 44.43	$ 43.72	$ 38.44
Total ReturnC,D	(3.68)%	27.91%	19.69%	3.84%	15.34%	9.30%
Ratios to Average Net AssetsA,E
Expenses before reductions	.08% F	.08%	.08%	.08%	.08%	.08%
Expenses net of fee waivers, if any	.08% F	.08%	.08%	.08%	.08%	.08%
Expenses net of all reductions	.08% F	.08%	.08%	.08%	.08%	.08%
Net investment income (loss)	1.20% F	1.28%	1.52%	1.43%	1.39%	1.45%
Supplemental Data
Net assets, end of period (000 omitted)	$2,794,257	$2,846,239	$2,015,266	$1,557,252	$1,252,626	$818,710
Portfolio turnover rateG,H	2% I	7%	7%	5%	8%	4%

A	Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.
B	Calculated based on average shares outstanding during the period.
C	Based on net asset value.
D	Total returns for periods of less than one year are not annualized.
E	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
F	Annualized.
G	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
H	Portfolio turnover rate excludes securities received or delivered in-kind.
I	Amount not annualized.

See accompanying notes which are an integral part of the financial statements.
81	Semi-Annual Report

Financial Statements  – continued
Financial Highlights
	Fidelity MSCI Industrials Index ETF
	Six months ended January 31, 2022 (Unaudited)	Year ended July 31, 2021	Year ended July 31, 2020	Year ended July 31, 2019	Year ended July 31, 2018	Year ended July 31, 2017
Selected Per-Share Data
Net asset value, beginning of period	$ 54.57	$ 37.55	$ 40.04	$ 39.51	$ 34.93	$ 30.10
Income from Investment Operations
Net investment income (loss)A,B	0.33	0.61	0.69	0.70	0.61	0.61
Net realized and unrealized gain (loss)	(1.94)	17.00	(2.48)	0.51	4.62	4.79
Total from investment operations	(1.61)	17.61	(1.79)	1.21	5.23	5.40
Distributions from net investment income	(0.32)	(0.59)	(0.70)	(0.68)	(0.65)	(0.57)
Total distributions	(0.32)	(0.59)	(0.70)	(0.68)	(0.65)	(0.57)
Net asset value, end of period	$ 52.64	$ 54.57	$ 37.55	$ 40.04	$ 39.51	$ 34.93
Total ReturnC,D	(2.97)%	47.17%	(4.34)%	3.23%	15.08%	18.08%
Ratios to Average Net AssetsA,E
Expenses before reductions	.08% F	.08%	.08%	.08%	.08%	.08%
Expenses net of fee waivers, if any	.08% F	.08%	.08%	.08%	.08%	.08%
Expenses net of all reductions	.08% F	.08%	.08%	.08%	.08%	.08%
Net investment income (loss)	1.19% F	1.24%	1.80%	1.84%	1.61%	1.85%
Supplemental Data
Net assets, end of period (000 omitted)	$839,619	$862,271	$347,297	$454,471	$499,824	$354,586
Portfolio turnover rateG,H	3% I	5%	4%	5%	5%	5%

A	Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.
B	Calculated based on average shares outstanding during the period.
C	Based on net asset value.
D	Total returns for periods of less than one year are not annualized.
E	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
F	Annualized.
G	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
H	Portfolio turnover rate excludes securities received or delivered in-kind.
I	Amount not annualized.

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	82

Financial Highlights
	Fidelity MSCI Information Technology Index ETF
	Six months ended January 31, 2022 (Unaudited)	Year ended July 31, 2021	Year ended July 31, 2020	Year ended July 31, 2019	Year ended July 31, 2018	Year ended July 31, 2017
Selected Per-Share Data
Net asset value, beginning of period	$ 121.70	$ 87.25	$ 64.53	$ 56.36	$ 44.50	$ 34.93
Income from Investment Operations
Net investment income (loss)A,B	0.41	0.79	0.87	0.70	0.53	0.48
Net realized and unrealized gain (loss)	3.28	34.45	22.70	8.17	11.85	9.54
Total from investment operations	3.69	35.24	23.57	8.87	12.38	10.02
Distributions from net investment income	(0.45)	(0.79)	(0.85)	(0.70)	(0.52)	(0.45)
Total distributions	(0.45)	(0.79)	(0.85)	(0.70)	(0.52)	(0.45)
Net asset value, end of period	$ 124.94	$ 121.70	$ 87.25	$ 64.53	$ 56.36	$ 44.50
Total ReturnC,D	3.02%	40.57%	36.99%	15.94%	27.92%	28.86%
Ratios to Average Net AssetsA,E
Expenses before reductions	.08% F	.08%	.08%	.08%	.08%	.08%
Expenses net of fee waivers, if any	.08% F	.08%	.08%	.08%	.08%	.08%
Expenses net of all reductions	.08% F	.08%	.08%	.08%	.08%	.08%
Net investment income (loss)	.65% F	.76%	1.21%	1.22%	1.02%	1.19%
Supplemental Data
Net assets, end of period (000 omitted)	$6,690,310	$6,206,889	$4,288,256	$2,571,364	$2,223,254	$1,010,043
Portfolio turnover rateG,H	2% I	3%	5%	18%	4%	6%

A	Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.
B	Calculated based on average shares outstanding during the period.
C	Based on net asset value.
D	Total returns for periods of less than one year are not annualized.
E	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
F	Annualized.
G	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
H	Portfolio turnover rate excludes securities received or delivered in-kind.
I	Amount not annualized.

See accompanying notes which are an integral part of the financial statements.
83	Semi-Annual Report

Financial Statements  – continued
Financial Highlights
	Fidelity MSCI Materials Index ETF
	Six months ended January 31, 2022 (Unaudited)	Year ended July 31, 2021	Year ended July 31, 2020	Year ended July 31, 2019	Year ended July 31, 2018	Year ended July 31, 2017
Selected Per-Share Data
Net asset value, beginning of period	$ 46.91	$ 32.90	$ 32.63	$ 34.70	$ 31.63	$ 27.71
Income from Investment Operations
Net investment income (loss)A,B	0.37	0.71	0.65	0.65	0.55	0.57
Net realized and unrealized gain (loss)	(0.07)	13.98	0.30	(2.08)	3.09	3.87
Total from investment operations	0.30	14.69	0.95	(1.43)	3.64	4.44
Distributions from net investment income	(0.38)	(0.68)	(0.68)	(0.64)	(0.57)	(0.52)
Total distributions	(0.38)	(0.68)	(0.68)	(0.64)	(0.57)	(0.52)
Net asset value, end of period	$ 46.83	$ 46.91	$ 32.90	$ 32.63	$ 34.70	$ 31.63
Total ReturnC,D	0.66%	45.01%	3.28%	(4.02)%	11.54%	16.17%
Ratios to Average Net AssetsA,E
Expenses before reductions	.08% F	.08%	.08%	.08%	.08%	.08%
Expenses net of fee waivers, if any	.08% F	.08%	.08%	.08%	.08%	.08%
Expenses net of all reductions	.08% F	.08%	.08%	.08%	.08%	.08%
Net investment income (loss)	1.56% F	1.66%	2.08%	2.05%	1.60%	1.93%
Supplemental Data
Net assets, end of period (000 omitted)	$517,509	$544,137	$164,486	$199,043	$265,428	$211,931
Portfolio turnover rateG,H	2% I	4%	3%	12%	10%	7%

A	Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.
B	Calculated based on average shares outstanding during the period.
C	Based on net asset value.
D	Total returns for periods of less than one year are not annualized.
E	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
F	Annualized.
G	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
H	Portfolio turnover rate excludes securities received or delivered in-kind.
I	Amount not annualized.

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	84

Financial Highlights
	Fidelity MSCI Real Estate Index ETF
	Six months ended January 31, 2022 (Unaudited)	Year ended July 31, 2021	Year ended July 31, 2020	Year ended July 31, 2019	Year ended July 31, 2018	Year ended July 31, 2017
Selected Per-Share Data
Net asset value, beginning of period	$ 31.75	$ 24.23	$ 26.58	$ 24.69	$ 24.53	$ 25.83
Income from Investment Operations
Net investment income (loss)A,B	0.46	0.58	0.67	1.05	0.76	0.68
Net realized and unrealized gain (loss)	0.09 C	7.83	(2.13)	2.08	0.32	(1.12)
Total from investment operations	0.55	8.41	(1.46)	3.13	1.08	(0.44)
Distributions from net investment income	(0.42)	(0.89)	(0.68)	(1.24)	(0.92)	(0.86)
Return of capital	—	—	(0.21)	—	—	—
Total distributions	(0.42)	(0.89)	(0.89)	(1.24)	(0.92)	(0.86)
Net asset value, end of period	$ 31.88	$ 31.75	$ 24.23	$ 26.58	$ 24.69	$ 24.53
Total ReturnD,E	1.68%	35.58%	(5.27)%	13.19%	4.53%	(1.53)%
Ratios to Average Net AssetsA,F
Expenses before reductions	.08% G	.08%	.08%	.08%	.08%	.08%
Expenses net of fee waivers, if any	.08% G	.08%	.08%	.08%	.08%	.08%
Expenses net of all reductions	.08% G	.08%	.08%	.08%	.08%	.08%
Net investment income (loss)	2.88% G	2.16%	2.62%	4.20%	3.15%	2.85%
Supplemental Data
Net assets, end of period (000 omitted)	$2,148,504	$1,784,615	$1,066,154	$844,003	$502,347	$392,538
Portfolio turnover rateH,I	6% J	8%	9%	10%	8%	17%

A	Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.
B	Calculated based on average shares outstanding during the period.
C	The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of share transactions in relation to fluctuating market values of the investments of a Fund.
D	Based on net asset value.
E	Total returns for periods of less than one year are not annualized.
F	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
G	Annualized.
H	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
I	Portfolio turnover rate excludes securities received or delivered in-kind.
J	Amount not annualized.

See accompanying notes which are an integral part of the financial statements.
85	Semi-Annual Report

Financial Statements  – continued
Financial Highlights
	Fidelity MSCI Utilities Index ETF
	Six months ended January 31, 2022 (Unaudited)	Year ended July 31, 2021	Year ended July 31, 2020	Year ended July 31, 2019	Year ended July 31, 2018	Year ended July 31, 2017
Selected Per-Share Data
Net asset value, beginning of period	$ 42.63	$ 39.11	$ 39.21	$ 34.85	$ 34.64	$ 33.57
Income from Investment Operations
Net investment income (loss)A,B	0.63	1.21	1.23	1.16	1.10	1.06
Net realized and unrealized gain (loss)	2.09	3.56	(0.09)	4.32	0.20	1.09
Total from investment operations	2.72	4.77	1.14	5.48	1.30	2.15
Distributions from net investment income	(0.61)	(1.25)	(1.24)	(1.12)	(1.09)	(1.08)
Total distributions	(0.61)	(1.25)	(1.24)	(1.12)	(1.09)	(1.08)
Net asset value, end of period	$ 44.74	$ 42.63	$ 39.11	$ 39.21	$ 34.85	$ 34.64
Total ReturnC,D	6.44%	12.46%	3.13%	15.93%	3.83%	6.61%
Ratios to Average Net AssetsA,E
Expenses before reductions	.08% F	.08%	.08%	.08%	.08%	.08%
Expenses net of fee waivers, if any	.08% F	.08%	.08%	.08%	.08%	.08%
Expenses net of all reductions	.08% F	.08%	.08%	.08%	.08%	.08%
Net investment income (loss)	2.90% F	2.96%	3.06%	3.11%	3.21%	3.22%
Supplemental Data
Net assets, end of period (000 omitted)	$1,223,595	$1,076,292	$844,807	$733,190	$336,273	$277,149
Portfolio turnover rateG,H	1% I	5%	5%	7%	6%	6%

A	Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.
B	Calculated based on average shares outstanding during the period.
C	Based on net asset value.
D	Total returns for periods of less than one year are not annualized.
E	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
F	Annualized.
G	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
H	Portfolio turnover rate excludes securities received or delivered in-kind.
I	Amount not annualized.
See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	86

Notes to Financial Statements
For the period ended January 31, 2022 (Unaudited)
1. Organization.
Fidelity MSCI Communication Services Index ETF, Fidelity MSCI Consumer Discretionary Index ETF, Fidelity MSCI Consumer Staples Index ETF, Fidelity MSCI Energy Index ETF, Fidelity MSCI Financials Index ETF, Fidelity MSCI Health Care Index ETF, Fidelity MSCI Industrials Index ETF, Fidelity MSCI Information Technology Index ETF, Fidelity MSCI Materials Index ETF, Fidelity MSCI Real Estate Index ETF and Fidelity MSCI Utilities Index ETF (the Funds) are exchange-traded funds of Fidelity Covington Trust (the Trust) and are authorized to issue an unlimited number of shares. Each Fund, with the exception of Fidelity MSCI Industrials Index ETF and Fidelity MSCI Real Estate Index ETF, are non-diversified funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund’s Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:
Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund’s investments to the Fair Value Committee (the Committee) established by each Fund’s investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund’s investments and ratifies the fair value determinations of the Committee.
Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:
Level 1 – Unadjusted quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available)
Valuation techniques used to value each Fund’s investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund’s NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2022 is included at the end of each Fund’s Schedule of Investments.
Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.
87	Semi-Annual Report

Notes to Financial Statements  – continued
2. Significant Accounting Policies – continued

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Investment Transactions and Income. For financial reporting purposes, the Funds’ investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business (normally 4:00 p.m. Eastern time) of the New York Stock Exchange, Archipelago Exchange (NYSE Arca) and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.
Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that Fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund’s expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Realized gain or loss resulting from in-kind redemptions is not taxable to the Fund and is not distributed to shareholders of the Fund. Foreign taxes are provided for based on each Fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests.
Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.
Book-tax differences are primarily due to certain deemed distributions and futures, passive foreign investment companies (PFIC), redemptions in kind, capital loss carryforwards and losses deferred due to wash sales.
As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:
	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity MSCI Communication Services Index ETF	$ 699,408,710	$ 140,260,330	$ (51,036,542)	$ 89,223,788
Fidelity MSCI Consumer Discretionary Index ETF	1,340,231,350	279,672,341	(46,451,051)	233,221,290
Fidelity MSCI Consumer Staples Index ETF	834,724,822	159,523,089	(30,842,822)	128,680,267
Fidelity MSCI Energy Index ETF	1,031,710,231	273,482,011	(76,088,372)	197,393,639
Semi-Annual Report	88

2. Significant Accounting Policies – continued

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity MSCI Financials Index ETF	$ 1,598,827,669	$ 363,988,478	$ (31,521,501)	$ 332,466,977
Fidelity MSCI Health Care Index ETF	2,182,155,381	738,884,319	(130,853,809)	608,030,510
Fidelity MSCI Industrials Index ETF	745,434,982	149,971,285	(56,185,830)	93,785,455
Fidelity MSCI Information Technology Index ETF	3,673,066,033	3,106,158,399	(91,552,272)	3,014,606,127
Fidelity MSCI Materials Index ETF	497,940,941	42,617,991	(22,649,734)	19,968,257
Fidelity MSCI Real Estate Index ETF	1,836,054,980	377,434,511	(66,734,836)	310,699,675
Fidelity MSCI Utilities Index ETF	1,144,915,452	98,333,374	(20,277,083)	78,056,291
Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal year end and is subject to adjustment.
	No-expiration Short-term	No-expiration Long-term	Total capital loss carryforward
Fidelity MSCI Communication Services Index ETF	$ (11,061,146)	$ (19,794,881)	$ (30,856,027)
Fidelity MSCI Consumer Discretionary Index ETF	—	(4,819,028)	(4,819,028)
Fidelity MSCI Consumer Staples Index ETF	—	(10,678,975)	(10,678,975)
Fidelity MSCI Energy Index ETF	(8,042,346)	(100,828,687)	(108,871,033)
Fidelity MSCI Financials Index ETF	(9,463,536)	(19,878,838)	(29,342,374)
Fidelity MSCI Health Care Index ETF	—	(16,536,303)	(16,536,303)
Fidelity MSCI Industrials Index ETF	(2,846,338)	(9,667,208)	(12,513,546)
Fidelity MSCI Information Technology Index ETF	(32,507,132)	—	(32,507,132)
Fidelity MSCI Materials Index ETF	(3,697,201)	(6,550,789)	(10,247,990)
Fidelity MSCI Real Estate Index ETF	(15,726,584)	(14,896,815)	(30,623,399)
Fidelity MSCI Utilities Index ETF	(10,426,370)	(13,155,761)	(23,582,131)
Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
3. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.
The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.
The Funds' use of derivatives increased or decreased their exposure to the following risk:
Equity Risk        Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.
The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.
89	Semi-Annual Report

Notes to Financial Statements  – continued
3. Derivative Instruments – continued

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statements of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market.
Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statements of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statements of Operations.
Any open futures contracts at period end are presented in the Schedule of Investments under the caption “Futures Contracts”. The notional amount at value reflects each contract’s exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statements of Assets and Liabilities.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.
	Purchases ($)	Sales ($)
Fidelity MSCI Communication Services Index ETF	111,661,346	111,195,791
Fidelity MSCI Consumer Discretionary Index ETF	36,774,328	36,066,167
Fidelity MSCI Consumer Staples Index ETF	40,091,670	39,739,914
Fidelity MSCI Energy Index ETF	49,946,590	48,890,986
Fidelity MSCI Financials Index ETF	43,865,612	41,963,415
Fidelity MSCI Health Care Index ETF	54,342,146	56,106,228
Fidelity MSCI Industrials Index ETF	22,817,982	23,484,630
Fidelity MSCI Information Technology Index ETF	117,254,742	115,461,946
Fidelity MSCI Materials Index ETF	11,133,154	10,898,381
Fidelity MSCI Real Estate Index ETF	134,085,274	128,409,416
Fidelity MSCI Utilities Index ETF	16,902,110	16,367,730
Securities received and delivered in-kind through subscriptions and redemptions are noted in the table below.
	In-kind Subscriptions ($)	In-kind Redemptions ($)
Fidelity MSCI Communication Services Index ETF	78,964,561	92,107,299
Fidelity MSCI Consumer Discretionary Index ETF	311,547,595	327,883,068
Fidelity MSCI Consumer Staples Index ETF	121,262,438	215,564,180
Fidelity MSCI Energy Index ETF	161,654,485	107,053,486
Fidelity MSCI Financials Index ETF	201,059,316	98,136,073
Fidelity MSCI Health Care Index ETF	219,579,046	142,371,388
Fidelity MSCI Industrials Index ETF	65,890,886	56,068,055
Fidelity MSCI Information Technology Index ETF	420,247,684	83,809,469
Fidelity MSCI Materials Index ETF	60,733,014	83,786,457
Fidelity MSCI Real Estate Index ETF	410,922,843	50,619,469
Fidelity MSCI Utilities Index ETF	224,617,765	133,474,055
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) provides the Funds with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of .084% of each Fund's average net assets. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense. The management fee paid to the investment adviser is reduced by an amount equal to the fees and expenses paid by each fund to the independent Trustees.
Semi-Annual Report	90

5. Fees and Other Transactions with Affiliates – continued

Sub-Adviser. BlackRock Fund Advisors (BFA), serves as sub-adviser for the Funds. BFA provides discretionary investment advisory services to the Funds and is paid by the investment adviser for providing these services.
Interfund Trades. Funds may purchase from or sell securities to other funds affiliated with each sub-adviser under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
6. Share Transactions.
Funds issue and redeem shares at NAV only with certain authorized participants in large increments known as Creation Units. Purchases of Creation Units are made by tendering a basket of designated securities to a fund and redemption proceeds are paid with a basket of securities from a fund’s portfolio with a balancing cash component to equate the market value of the basket of securities delivered or redeemed to the NAV per Creation Unit on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. A fund’s shares are available in smaller increments to investors in the secondary market at market prices and may be subject to commissions. Authorized participants pay a transaction fee to the shareholder servicing agent when purchasing and redeeming Creation Units of a fund. The transaction fee is used to offset the costs associated with the issuance and redemption of Creation Units.
7. Other.
A fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
8. Coronavirus (COVID-19) Pandemic.
An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Funds' performance.
91	Semi-Annual Report

Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested for the one-half year period (August 1, 2021 to January 31, 2022).
Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Annualized Expense RatioA	Beginning Account Value August 1, 2021	Ending Account Value January 31, 2022	Expenses Paid During PeriodB August 1, 2021 to January 31, 2022
Fidelity MSCI Communication Services Index ETF	0.08%
Actual		$ 1,000.00	$ 884.10	$ 0.38
Hypothetical C		$ 1,000.00	$ 1,024.80	$ 0.41
Fidelity MSCI Consumer Discretionary Index ETF	0.08%
Actual		$ 1,000.00	$ 983.00	$ 0.40
Hypothetical C		$ 1,000.00	$ 1,024.80	$ 0.41
Fidelity MSCI Consumer Staples Index ETF	0.08%
Actual		$ 1,000.00	$ 1,068.20	$ 0.42
Hypothetical C		$ 1,000.00	$ 1,024.80	$ 0.41
Fidelity MSCI Energy Index ETF	0.08%
Actual		$ 1,000.00	$ 1,349.80	$ 0.47
Hypothetical C		$ 1,000.00	$ 1,024.80	$ 0.41
Fidelity MSCI Financials Index ETF	0.08%
Actual		$ 1,000.00	$ 1,076.30	$ 0.42
Hypothetical C		$ 1,000.00	$ 1,024.80	$ 0.41
Fidelity MSCI Health Care Index ETF	0.08%
Actual		$ 1,000.00	$ 963.20	$ 0.40
Hypothetical C		$ 1,000.00	$ 1,024.80	$ 0.41
Fidelity MSCI Industrials Index ETF	0.08%
Actual		$ 1,000.00	$ 970.30	$ 0.40
Hypothetical C		$ 1,000.00	$ 1,024.80	$ 0.41
Semi-Annual Report	92

	Annualized Expense RatioA	Beginning Account Value August 1, 2021	Ending Account Value January 31, 2022	Expenses Paid During PeriodB August 1, 2021 to January 31, 2022
Fidelity MSCI Information Technology Index ETF	0.08%
Actual		$ 1,000.00	$ 1,030.20	$ 0.41
Hypothetical C		$ 1,000.00	$ 1,024.80	$ 0.41
Fidelity MSCI Materials Index ETF	0.08%
Actual		$ 1,000.00	$ 1,006.60	$ 0.40
Hypothetical C		$ 1,000.00	$ 1,024.80	$ 0.41
Fidelity MSCI Real Estate Index ETF	0.08%
Actual		$ 1,000.00	$ 1,016.80	$ 0.41
Hypothetical C		$ 1,000.00	$ 1,024.80	$ 0.41
Fidelity MSCI Utilities Index ETF	0.08%
Actual		$ 1,000.00	$ 1,064.40	$ 0.42
Hypothetical C		$ 1,000.00	$ 1,024.80	$ 0.41

A	Annualized expense ratio reflects expenses net of applicable fee waivers.
B	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.
C	5% return per year before expenses.
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Semi-Annual Report	94

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95	Semi-Annual Report

EXT-SANN-0422
1.9584798.108

Fidelity® Dividend ETF for Rising Rates
Fidelity® High Dividend ETF
Fidelity® Low Volatility Factor ETF
Fidelity® Momentum Factor ETF
Fidelity® Quality Factor ETF
Fidelity® Small-Mid Multifactor ETF
Fidelity® Stocks for Inflation ETF
Fidelity® U.S. Multifactor ETF
Fidelity® Value Factor ETF
Semi-Annual Report
January 31, 2022

To view a fund’s proxy voting guidelines and proxy voting record for the period ended June, 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission’s (SEC) web site at http://www.sec.gov. You may also call 1-800-FIDELITY to request a free copy of the proxy voting guidelines.
The funds or securities referred to herein are not sponsored, endorsed, or promoted by Fidelity Product Services LLC (FPS), and FPS bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the relationship between FPS and any related funds.
Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.
© 2022 FMR LLC. All Rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund’s Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio holdings, view the most recent holdings listing on Fidelity’s web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE
Neither the funds nor Fidelity Distributors Corporation is a bank.
Semi-Annual Report	2

Note to Shareholders:
Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.
In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.
Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.
3	Semi-Annual Report

Fidelity® Dividend ETF for Rising Rates
Investment Summary (Unaudited)
Top Ten Stocks as of January 31, 2022
% of fund's net assets
Apple, Inc.	7.5
Microsoft Corp.	6.5
UnitedHealth Group, Inc.	2.5
Pfizer, Inc.	2.3
Johnson & Johnson	2.2
AbbVie, Inc.	1.9
The Home Depot, Inc.	1.8
Visa, Inc. Class A	1.8
Mastercard, Inc. Class A	1.8
JPMorgan Chase & Co.	1.7
30.0

Top Market Sectors as of January 31, 2022
% of fund's net assets
Information Technology	28.9
Health Care	14.3
Consumer Discretionary	11.4
Financials	11.4
Communication Services	9.0
Industrials	8.0
Consumer Staples	5.8
Real Estate	2.9
Energy	2.9
Utilities	2.4
Materials	2.4

Asset Allocation as of January 31, 2022
Percentages shown as 0.0% may reflect amounts less than 0.05%.
* Foreign investments – 6.0%
Semi-Annual Report	4

Fidelity® High Dividend ETF
Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2022
% of fund's net assets
Apple, Inc.	5.5
Microsoft Corp.	4.7
Exxon Mobil Corp.	2.9
Chevron Corp.	2.6
The Procter & Gamble Co.	2.4
Bank of America Corp.	2.4
Wells Fargo & Co.	2.3
Blackstone, Inc. Class A	2.2
JPMorgan Chase & Co.	2.2
PepsiCo, Inc.	2.1
29.3

Top Market Sectors as of January 31, 2022
% of fund's net assets
Information Technology	21.7
Financials	19.1
Consumer Staples	12.7
Energy	11.1
Real Estate	9.6
Materials	8.5
Health Care	6.7
Consumer Discretionary	5.2
Communication Services	3.2
Industrials	1.8

Asset Allocation as of January 31, 2022
Short - Term Investments and Net Other Assets (Liabilities) are not included in the pie chart.
* Foreign investments – 10.2%
5	Semi-Annual Report

Fidelity® Low Volatility Factor ETF
Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2022
% of fund's net assets
Microsoft Corp.	6.7
Alphabet, Inc. Class A	4.3
Amazon.com, Inc.	3.4
Visa, Inc. Class A	2.0
UnitedHealth Group, Inc.	1.8
Accenture PLC Class A	1.8
Johnson & Johnson	1.7
Intel Corp.	1.5
The Home Depot, Inc.	1.5
Texas Instruments, Inc.	1.4
26.1

Top Market Sectors as of January 31, 2022
% of fund's net assets
Information Technology	27.7
Health Care	13.5
Financials	12.0
Consumer Discretionary	11.2
Communication Services	10.1
Industrials	8.4
Consumer Staples	5.7
Real Estate	3.1
Energy	3.0
Materials	2.7
Utilities	2.4

Asset Allocation as of January 31, 2022
* Foreign investments – 6.6%
Semi-Annual Report	6

Fidelity® Momentum Factor ETF
Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2022
% of fund's net assets
Apple, Inc.	7.4
Microsoft Corp.	6.3
Alphabet, Inc. Class A	4.2
Amazon.com, Inc.	3.6
Facebook, Inc. Class A	2.2
Tesla, Inc.	2.2
NVIDIA Corp.	2.1
Johnson & Johnson	1.9
UnitedHealth Group, Inc.	1.8
JPMorgan Chase & Co.	1.6
33.3

Top Market Sectors as of January 31, 2022
% of fund's net assets
Information Technology	28.7
Health Care	12.4
Financials	11.7
Consumer Discretionary	11.7
Communication Services	9.5
Industrials	8.4
Consumer Staples	5.7
Real Estate	3.4
Energy	3.3
Materials	2.6
Utilities	2.4

Asset Allocation as of January 31, 2022
Percentages shown as 0.0% may reflect amounts less than 0.05%.
* Foreign investments – 3.6%
7	Semi-Annual Report

Fidelity® Quality Factor ETF
Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2022
% of fund's net assets
Apple, Inc.	7.0
Microsoft Corp.	6.0
Alphabet, Inc. Class A	4.0
NVIDIA Corp.	2.1
Berkshire Hathaway, Inc. Class B	2.1
Facebook, Inc. Class A	2.0
UnitedHealth Group, Inc.	1.8
The Home Depot, Inc.	1.7
Johnson & Johnson	1.7
Visa, Inc. Class A	1.5
29.9

Top Market Sectors as of January 31, 2022
% of fund's net assets
Information Technology	29.0
Health Care	13.0
Consumer Discretionary	11.7
Financials	11.1
Communication Services	9.7
Industrials	8.5
Consumer Staples	5.6
Real Estate	3.3
Energy	2.9
Materials	2.6
Utilities	2.4

Asset Allocation as of January 31, 2022
Percentages shown as 0.0% may reflect amounts less than 0.05%.
* Foreign investments – 2.5%
Semi-Annual Report	8

Fidelity® Small-Mid Multifactor ETF
Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2022
% of fund's net assets
Devon Energy Corp.	0.7
Marathon Oil Corp.	0.4
Molina Healthcare, Inc.	0.4
Brown & Brown, Inc.	0.4
Targa Resources Corp.	0.4
CF Industries Holdings, Inc.	0.4
JB Hunt Transport Services, Inc.	0.4
Bunge Ltd.	0.3
Advance Auto Parts, Inc.	0.3
LKQ Corp.	0.3
4.0

Top Market Sectors as of January 31, 2022
% of fund's net assets
Industrials	16.9
Financials	16.8
Consumer Discretionary	13.6
Information Technology	12.6
Health Care	11.3
Real Estate	9.0
Materials	5.6
Energy	4.0
Communication Services	3.6
Consumer Staples	3.3
Utilities	3.1

Asset Allocation as of January 31, 2022
* Foreign investments – 5.7%
9	Semi-Annual Report

Fidelity® Stocks for Inflation ETF
Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2022
% of fund's net assets
EOG Resources, Inc.	5.5
Apple, Inc.	5.3
Ovintiv, Inc.	5.2
Microsoft Corp.	4.5
Louisiana-Pacific Corp.	2.8
Olin Corp.	2.6
Freeport-McMoRan, Inc.	2.5
The Coca-Cola Co.	2.4
Bunge Ltd.	2.3
Tyson Foods, Inc. Class A	2.3
35.4

Top Market Sectors as of January 31, 2022
% of fund's net assets
Information Technology	22.4
Health Care	16.1
Consumer Staples	11.1
Energy	10.7
Materials	8.0
Consumer Discretionary	6.5
Communication Services	6.1
Real Estate	5.6
Financials	5.4
Industrials	4.7
Utilities	3.3

Asset Allocation as of January 31, 2022
* Foreign investments – 3.0%
Semi-Annual Report	10

Fidelity® U.S. Multifactor ETF
Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2022
% of fund's net assets
Apple, Inc.	6.8
Microsoft Corp.	5.8
Alphabet, Inc. Class A	4.0
Facebook, Inc. Class A	2.0
EOG Resources, Inc.	1.8
The Home Depot, Inc.	1.8
Johnson & Johnson	1.7
The Procter & Gamble Co.	1.6
Union Pacific Corp.	1.4
Ford Motor Co.	1.4
28.3

Top Market Sectors as of January 31, 2022
% of fund's net assets
Information Technology	27.8
Health Care	12.5
Consumer Discretionary	12.1
Financials	10.9
Communication Services	10.3
Industrials	8.8
Consumer Staples	5.6
Real Estate	3.6
Energy	3.1
Materials	2.8
Utilities	2.3

Asset Allocation as of January 31, 2022
* Foreign investments – 3.0%
11	Semi-Annual Report

Fidelity® Value Factor ETF
Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2022
% of fund's net assets
Apple, Inc.	7.1
Microsoft Corp.	6.1
Alphabet, Inc. Class A	4.0
Amazon.com, Inc.	3.5
Facebook, Inc. Class A	2.1
Berkshire Hathaway, Inc. Class B	2.0
UnitedHealth Group, Inc.	1.7
Johnson & Johnson	1.7
Visa, Inc. Class A	1.6
Mastercard, Inc. Class A	1.5
31.3

Top Market Sectors as of January 31, 2022
% of fund's net assets
Information Technology	28.6
Health Care	13.7
Consumer Discretionary	11.3
Financials	10.2
Communication Services	9.9
Industrials	8.7
Consumer Staples	5.7
Energy	3.3
Real Estate	3.1
Utilities	2.6
Materials	2.6

Asset Allocation as of January 31, 2022
Percentages shown as 0.0% may reflect amounts less than 0.05%.
* Foreign investments – 2.9%
Semi-Annual Report	12

Fidelity® Dividend ETF For Rising Rates
Schedule of Investments January 31, 2022 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.4%
	Shares	Value
COMMUNICATION SERVICES – 9.0%
Diversified Telecommunication Services – 2.4%
AT&T, Inc.	203,535	$ 5,190,143
Lumen Technologies, Inc. (a)	269,612	3,332,404
Verizon Communications, Inc.	111,761	5,949,038
		14,471,585
Entertainment – 0.5%
Activision Blizzard, Inc.	43,142	3,408,649
Media – 6.1%
Cable One, Inc. (a)	1,513	2,337,177
Comcast Corp. Class A	122,427	6,120,126
Fox Corp. Class A	106,184	4,312,132
News Corp. Class A	158,197	3,518,301
Nexstar Media Group, Inc. Class A	25,056	4,143,761
Omnicom Group, Inc.	49,902	3,760,615
Sirius XM Holdings, Inc. (a)	504,162	3,206,470
The Interpublic Group of Cos., Inc.	123,667	4,395,125
The New York Times Co. Class A	60,921	2,438,668
ViacomCBS, Inc. Class B	65,797	2,200,910
		36,433,285
TOTAL COMMUNICATION SERVICES		54,313,519
CONSUMER DISCRETIONARY – 11.4%
Distributors – 1.0%
Genuine Parts Co.	44,492	5,927,669
Hotels, Restaurants & Leisure – 2.3%
McDonald's Corp.	30,421	7,892,729
Starbucks Corp.	57,576	5,660,872
		13,553,601
Household Durables – 1.3%
Leggett & Platt, Inc. (a)	100,243	3,994,684
Newell Brands, Inc.	167,168	3,879,969
		7,874,653
Multiline Retail – 1.1%
Target Corp.	29,504	6,503,567
Specialty Retail – 3.2%
Lowe's Cos., Inc.	34,751	8,248,150
The Home Depot, Inc.	30,087	11,041,327
		19,289,477
Textiles, Apparel & Luxury Goods – 2.5%
Hanesbrands, Inc.	279,617	4,501,834
NIKE, Inc. Class B	47,641	7,054,203
VF Corp.	57,507	3,750,031
		15,306,068
TOTAL CONSUMER DISCRETIONARY		68,455,035
CONSUMER STAPLES – 5.8%
Beverages – 2.0%
PepsiCo, Inc.	36,052	6,255,743

	Shares	Value

The Coca-Cola Co.	101,413	$ 6,187,207
		12,442,950
Household Products – 1.4%
The Procter & Gamble Co.	52,373	8,403,248
Tobacco – 2.4%
Altria Group, Inc.	81,433	4,143,311
British American Tobacco PLC	63,171	2,681,173
Japan Tobacco, Inc.	114,500	2,279,566
Philip Morris International, Inc.	50,698	5,214,289
		14,318,339
TOTAL CONSUMER STAPLES		35,164,537
ENERGY – 2.9%
Oil, Gas & Consumable Fuels – 2.9%
Chevron Corp.	38,860	5,103,484
Exxon Mobil Corp.	81,421	6,184,739
ONEOK, Inc.	31,899	1,935,631
The Williams Cos., Inc.	66,652	1,995,561
Valero Energy Corp.	23,817	1,976,097
TOTAL ENERGY		17,195,512
FINANCIALS – 11.4%
Banks – 8.4%
Bank of America Corp.	211,345	9,751,458
Citigroup, Inc.	83,598	5,443,902
JPMorgan Chase & Co.	66,873	9,937,328
The PNC Financial Services Group, Inc.	27,879	5,742,795
Truist Financial Corp.	83,711	5,258,725
US Bancorp	93,939	5,466,310
Wells Fargo & Co.	163,017	8,770,315
		50,370,833
Insurance – 1.7%
MetLife, Inc.	78,444	5,260,455
Prudential Financial, Inc.	47,092	5,254,054
		10,514,509
Mortgage Real Estate Investment Trusts (REITs) – 1.3%
AGNC Investment Corp.	217,222	3,234,436
Starwood Property Trust, Inc.	175,151	4,334,987
		7,569,423
TOTAL FINANCIALS		68,454,765
HEALTH CARE – 14.3%
Biotechnology – 3.3%
AbbVie, Inc.	84,197	11,525,727
Gilead Sciences, Inc.	116,424	7,996,000
		19,521,727
Health Care Providers & Services – 2.5%
UnitedHealth Group, Inc.	32,028	15,135,472

See accompanying notes which are an integral part of the financial statements.
13	Semi-Annual Report

Fidelity® Dividend ETF For Rising Rates
Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
HEALTH CARE – continued
Pharmaceuticals – 8.5%
Bayer AG	103,408	$ 6,241,150
GlaxoSmithKline PLC	365,979	8,067,387
Johnson & Johnson	76,170	13,123,329
Merck & Co., Inc.	117,668	9,587,589
Organon & Co.	11,752	375,006
Pfizer, Inc.	260,344	13,717,526
		51,111,987
TOTAL HEALTH CARE		85,769,186
INDUSTRIALS – 8.0%
Aerospace & Defense – 2.0%
General Dynamics Corp.	12,966	2,750,089
Lockheed Martin Corp.	7,881	3,066,733
Northrop Grumman Corp.	7,091	2,622,961
Raytheon Technologies Corp.	41,857	3,775,083
		12,214,866
Air Freight & Logistics – 0.6%
United Parcel Service, Inc. Class B	19,211	3,884,656
Construction & Engineering – 0.2%
ACS Actividades de Construccion y Servicios S.A.	46,843	1,170,470
Electrical Equipment – 0.9%
Eaton Corp. PLC	18,024	2,855,542
Emerson Electric Co.	26,140	2,403,573
		5,259,115
Industrial Conglomerates – 2.0%
3M Co.	16,475	2,735,180
CK Hutchison Holdings Ltd.	204,500	1,447,685
General Electric Co.	31,807	3,005,125
Honeywell International, Inc.	17,163	3,509,490
Jardine Matheson Holdings Ltd.	22,028	1,296,128
		11,993,608
Machinery – 1.6%
Caterpillar, Inc.	15,275	3,078,829
Cummins, Inc.	8,387	1,852,521
Illinois Tool Works, Inc.	11,516	2,693,823
PACCAR, Inc.	20,277	1,885,558
		9,510,731
Road & Rail – 0.7%
Union Pacific Corp.	16,580	4,054,639
TOTAL INDUSTRIALS		48,088,085
INFORMATION TECHNOLOGY – 28.9%
Communications Equipment – 1.6%
Cisco Systems, Inc.	168,078	9,356,902
IT Services – 5.5%
International Business Machines Corp.	54,487	7,277,828
Kyndryl Holdings, Inc. (a)(b)	10,885	183,739

	Shares	Value

Mastercard, Inc. Class A	27,239	$ 10,524,605
The Western Union Co.	226,773	4,288,277
Visa, Inc. Class A	48,345	10,934,189
		33,208,638
Semiconductors & Semiconductor Equipment – 5.4%
Broadcom, Inc.	16,358	9,583,825
Intel Corp.	143,715	7,016,166
QUALCOMM, Inc.	46,680	8,204,477
Texas Instruments, Inc.	42,460	7,621,145
		32,425,613
Software – 7.5%
Microsoft Corp.	125,003	38,873,433
NortonLifelock, Inc.	240,672	6,259,879
		45,133,312
Technology Hardware, Storage & Peripherals – 8.9%
Apple, Inc.	258,064	45,104,426
HP, Inc.	218,242	8,016,029
		53,120,455
TOTAL INFORMATION TECHNOLOGY		173,244,920
MATERIALS – 2.4%
Chemicals – 1.7%
Air Products & Chemicals, Inc.	7,160	2,019,979
Clariant AG	53,705	1,124,226
Dow, Inc.	30,812	1,840,401
Linde PLC (b)	11,778	3,753,413
LyondellBasell Industries N.V. Class A	16,318	1,578,440
		10,316,459
Containers & Packaging – 0.5%
Amcor PLC	125,549	1,507,843
International Paper Co.	27,978	1,349,939
		2,857,782
Metals & Mining – 0.2%
Fortescue Metals Group Ltd.	66,362	929,028
Paper & Forest Products – 0.0%
Sylvamo Corp. (b)	2,520	75,071
TOTAL MATERIALS		14,178,340
REAL ESTATE – 2.9%
Equity Real Estate Investment Trusts (REITs) – 2.9%
American Tower Corp.	9,459	2,378,938
Crown Castle International Corp.	10,674	1,948,112
Iron Mountain, Inc.	27,887	1,280,571
Omega Healthcare Investors, Inc.	23,960	754,261
Prologis, Inc.	17,511	2,746,075
Public Storage	5,472	1,961,876
Simon Property Group, Inc.	12,807	1,885,190
Ventas, Inc.	21,383	1,133,727
Vornado Realty Trust	22,739	932,526
Welltower, Inc.	18,214	1,577,879

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	14

Common Stocks – continued
	Shares	Value
REAL ESTATE – continued
Equity Real Estate Investment Trusts (REITs) – continued
WP Carey, Inc.	13,758	$ 1,067,621
TOTAL REAL ESTATE		17,666,776
UTILITIES – 2.4%
Electric Utilities – 2.0%
Duke Energy Corp.	23,030	2,419,532
Exelon Corp.	41,786	2,421,499
NextEra Energy, Inc.	41,547	3,245,651
PPL Corp.	53,750	1,595,300
The Southern Co.	34,796	2,417,974
		12,099,956
Multi-Utilities – 0.4%
Dominion Energy, Inc.	28,050	2,262,513
TOTAL UTILITIES		14,362,469
TOTAL COMMON STOCKS (Cost $483,909,346)		596,893,144
Money Market Funds – 1.5%

Fidelity Cash Central Fund, 0.08% (c)	1,911,481	1,911,863

	Shares	Value
Fidelity Securities Lending Cash Central Fund, 0.08% (c)(d)	7,124,288	$ 7,125,000
TOTAL MONEY MARKET FUNDS (Cost $9,036,863)		9,036,863
TOTAL INVESTMENT IN SECURITIES – 100.9% (Cost $492,946,209)		605,930,007
NET OTHER ASSETS (LIABILITIES) – (0.9%)		(5,700,380)
NET ASSETS – 100.0%		$ 600,229,627

Legend
(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing.
(c)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.
(d)	Investment made with cash collateral received from securities on loan.
Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contract
CME Micro E-mini S&P 500 Index Future Contracts (United States)	15	March 2022	$3,378,188	$(75,658)	$(75,658)
The notional amount of futures purchased as a percentage of Net Assets is 0.6%
Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including ownership percentage, is presented below.
Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund, 0.08%	$ 654,480	$ 7,703,072	$ 6,445,689	$ 412	$—	$—	$1,911,863	0.0%
Fidelity Securities Lending Cash Central Fund, 0.08%	2,620,350	18,106,567	13,601,917	11,621	—	—	$7,125,000	0.0%
Total	$3,274,830	$25,809,639	$20,047,606	$12,033	$—	$—	$9,036,863
Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received from lending certain types of securities.
See accompanying notes which are an integral part of the financial statements.
15	Semi-Annual Report

Fidelity® Dividend ETF For Rising Rates
Schedule of Investments (Unaudited)–continued
Investment Valuation
The following is a summary of the inputs used, as of January 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3

Investments in Securities:
Equities:
Communication Services	$ 54,313,519	$ 54,313,519	$ —	$ —
Consumer Discretionary	68,455,035	68,455,035	—	—
Consumer Staples	35,164,537	35,164,537	—	—
Energy	17,195,512	17,195,512	—	—
Financials	68,454,765	68,454,765	—	—
Health Care	85,769,186	85,769,186	—	—
Industrials	48,088,085	48,088,085	—	—
Information Technology	173,244,920	173,244,920	—	—
Materials	14,178,340	14,178,340	—	—
Real Estate	17,666,776	17,666,776	—	—
Utilities	14,362,469	14,362,469	—	—
Money Market Funds	9,036,863	9,036,863	—	—
Total Investments in Securities:	$ 605,930,007	$ 605,930,007	$ —	$ —

Derivative Instruments:
Liabilities
Futures Contracts	$ (75,658)	$ (75,658)	$ —	$ —
Total Liabilities	$ (75,658)	$ (75,658)	$ —	$ —
Total Derivative Instruments:	$ (75,658)	$ (75,658)	$ —	$ —
Value of Derivative Instruments
The following table is a summary of the Fund’s value of derivative instruments by primary risk exposure as of January 31, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.
Primary Risk/ Derivative Type	Value
	Asset	Liabilities
Equity Risk
Futures Contracts(a)	$0	$(75,658)
Total Equity Risk	0	(75,658)
Total Value of Derivatives	$0	$(75,658)

(a)	Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in total accumulated earnings (loss).
See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	16

Fidelity® High Dividend ETF
Schedule of Investments January 31, 2022 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.6%
	Shares	Value
COMMUNICATION SERVICES – 3.2%
Diversified Telecommunication Services – 0.9%
AT&T, Inc.	129,111	$ 3,292,330
Lumen Technologies, Inc. (a)	170,616	2,108,814
Verizon Communications, Inc.	70,897	3,773,847
		9,174,991
Entertainment – 0.2%
Activision Blizzard, Inc.	27,271	2,154,682
Media – 2.1%
Cable One, Inc. (a)	981	1,515,380
Comcast Corp. Class A	77,569	3,877,674
Fox Corp. Class A	67,083	2,724,241
News Corp. Class A	100,386	2,232,585
Nexstar Media Group, Inc. Class A	15,815	2,615,485
Omnicom Group, Inc.	31,532	2,376,252
Sirius XM Holdings, Inc. (a)	317,890	2,021,780
The Interpublic Group of Cos., Inc.	78,225	2,780,116
The New York Times Co. Class A	38,463	1,539,674
ViacomCBS, Inc. Class B	41,602	1,391,587
		23,074,774
TOTAL COMMUNICATION SERVICES		34,404,447
CONSUMER DISCRETIONARY – 5.2%
Distributors – 0.4%
Genuine Parts Co.	36,767	4,898,467
Hotels, Restaurants & Leisure – 1.0%
McDonald's Corp.	24,984	6,482,099
Starbucks Corp.	47,514	4,671,576
		11,153,675
Household Durables – 0.6%
Berkeley Group Holdings PLC	53,588	3,018,208
Newell Brands, Inc.	137,627	3,194,323
		6,212,531
Multiline Retail – 0.5%
Target Corp.	24,343	5,365,928
Specialty Retail – 1.5%
Lowe's Cos., Inc.	28,649	6,799,840
The Home Depot, Inc.	24,984	9,168,628
		15,968,468
Textiles, Apparel & Luxury Goods – 1.2%
Hanesbrands, Inc. (a)	230,030	3,703,483
NIKE, Inc. Class B	39,148	5,796,644
VF Corp.	47,288	3,083,651
		12,583,778
TOTAL CONSUMER DISCRETIONARY		56,182,847
CONSUMER STAPLES – 12.7%
Beverages – 4.1%
PepsiCo, Inc.	129,326	22,440,647

	Shares	Value

The Coca-Cola Co.	364,991	$ 22,268,101
		44,708,748
Household Products – 2.4%
The Procter & Gamble Co.	162,624	26,093,021
Tobacco – 6.2%
Altria Group, Inc.	360,244	18,329,215
British American Tobacco PLC	361,051	15,324,120
Japan Tobacco, Inc.	657,100	13,082,121
Philip Morris International, Inc.	202,595	20,836,896
		67,572,352
TOTAL CONSUMER STAPLES		138,374,121
ENERGY – 11.1%
Oil, Gas & Consumable Fuels – 11.1%
Chevron Corp.	212,026	27,845,375
Exxon Mobil Corp.	412,607	31,341,628
Kinder Morgan, Inc.	1,084,615	18,828,916
ONEOK, Inc.	357,659	21,702,748
The Williams Cos., Inc.	703,396	21,059,676
TOTAL ENERGY		120,778,343
FINANCIALS – 19.1%
Banks – 10.0%
Bank of America Corp.	559,589	25,819,436
Citigroup, Inc.	245,207	15,967,880
JPMorgan Chase & Co.	161,305	23,969,923
US Bancorp	298,663	17,379,200
Wells Fargo & Co.	474,480	25,527,024
		108,663,463
Capital Markets – 2.3%
Blackstone, Inc. Class A	186,099	24,559,485
Insurance – 3.2%
MetLife, Inc.	259,061	17,372,631
Prudential Financial, Inc.	156,336	17,442,407
		34,815,038
Mortgage Real Estate Investment Trusts (REITs) – 2.4%
AGNC Investment Corp.	753,784	11,223,844
Starwood Property Trust, Inc.	613,140	15,175,215
		26,399,059
Thrifts & Mortgage Finance – 1.2%
New York Community Bancorp, Inc. (a)	1,143,366	13,331,648
TOTAL FINANCIALS		207,768,693
HEALTH CARE – 6.7%
Biotechnology – 2.3%
AbbVie, Inc.	76,062	10,412,127
Amgen, Inc.	31,629	7,184,211
Gilead Sciences, Inc.	105,417	7,240,040
		24,836,378

See accompanying notes which are an integral part of the financial statements.
17	Semi-Annual Report

Fidelity® High Dividend ETF
Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
HEALTH CARE – continued
Pharmaceuticals – 4.4%
Bristol-Myers Squibb Co.	121,384	$ 7,876,608
GlaxoSmithKline PLC	330,971	7,295,695
Johnson & Johnson	69,010	11,889,733
Merck & Co., Inc.	106,883	8,708,827
Organon & Co.	10,559	336,937
Pfizer, Inc.	236,352	12,453,387
		48,561,187
TOTAL HEALTH CARE		73,397,565
INDUSTRIALS – 1.8%
Aerospace & Defense – 0.5%
General Dynamics Corp.	5,222	1,107,586
Lockheed Martin Corp.	3,243	1,261,948
Northrop Grumman Corp.	2,864	1,059,394
Raytheon Technologies Corp.	17,057	1,538,371
		4,967,299
Air Freight & Logistics – 0.1%
United Parcel Service, Inc. Class B	7,772	1,571,576
Commercial Services & Supplies – 0.1%
Waste Management, Inc.	7,587	1,141,388
Construction & Engineering – 0.0%
ACS Actividades de Construccion y Servicios S.A.	18,882	471,806
Electrical Equipment – 0.2%
Eaton Corp. PLC	7,298	1,156,222
Emerson Electric Co.	10,599	974,578
		2,130,800
Industrial Conglomerates – 0.5%
3M Co.	6,650	1,104,033
CK Hutchison Holdings Ltd.	89,000	630,044
General Electric Co.	12,870	1,215,958
Honeywell International, Inc.	6,943	1,419,705
Jardine Matheson Holdings Ltd.	10,453	615,054
		4,984,794
Machinery – 0.3%
Caterpillar, Inc.	6,180	1,245,641
Illinois Tool Works, Inc.	4,679	1,094,512
PACCAR, Inc.	8,191	761,681
		3,101,834
Road & Rail – 0.1%
Union Pacific Corp.	6,718	1,642,887
TOTAL INDUSTRIALS		20,012,384
INFORMATION TECHNOLOGY – 21.7%
Communications Equipment – 1.2%
Cisco Systems, Inc.	223,847	12,461,562

	Shares	Value

IT Services – 3.5%
International Business Machines Corp.	72,356	$ 9,664,591
Kyndryl Holdings, Inc. (a)(b)	14,440	243,747
Mastercard, Inc. Class A	36,363	14,049,936
Visa, Inc. Class A	64,394	14,563,991
		38,522,265
Semiconductors & Semiconductor Equipment – 4.0%
Broadcom, Inc.	21,837	12,793,862
Intel Corp.	191,616	9,354,693
QUALCOMM, Inc.	62,099	10,914,520
Texas Instruments, Inc.	56,451	10,132,390
		43,195,465
Software – 5.5%
Microsoft Corp.	166,488	51,774,438
NortonLifelock, Inc.	319,383	8,307,152
		60,081,590
Technology Hardware, Storage & Peripherals – 7.5%
Apple, Inc.	343,628	60,059,302
HP, Inc.	290,443	10,667,971
Seagate Technology Holdings PLC	103,543	11,094,633
		81,821,906
TOTAL INFORMATION TECHNOLOGY		236,082,788
MATERIALS – 8.5%
Chemicals – 5.7%
Air Products & Chemicals, Inc.	41,684	11,759,890
Clariant AG	472,373	9,888,352
Dow, Inc.	199,749	11,931,008
Linde PLC (b)	52,709	16,797,304
LyondellBasell Industries N.V. Class A	118,973	11,508,258
		61,884,812
Containers & Packaging – 2.0%
Amcor PLC	950,846	11,419,660
International Paper Co.	208,364	10,053,563
		21,473,223
Metals & Mining – 0.7%
Fortescue Metals Group Ltd.	579,347	8,110,513
Paper & Forest Products – 0.1%
Sylvamo Corp. (a)(b)	18,796	559,933
TOTAL MATERIALS		92,028,481
REAL ESTATE – 9.6%
Equity Real Estate Investment Trusts (REITs) – 9.6%
American Tower Corp.	39,706	9,986,059
Crown Castle International Corp.	51,353	9,372,436
Iron Mountain, Inc.	214,829	9,864,948
Omega Healthcare Investors, Inc.	185,976	5,854,524
Prologis, Inc.	80,856	12,679,838
Public Storage	32,762	11,746,160
Simon Property Group, Inc.	79,956	11,769,523

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	18

Common Stocks – continued
	Shares	Value
REAL ESTATE – continued
Equity Real Estate Investment Trusts (REITs) – continued
Ventas, Inc.	149,428	$ 7,922,673
Vornado Realty Trust	182,077	7,466,978
Welltower, Inc.	118,488	10,264,615
WP Carey, Inc.	102,448	7,949,965
TOTAL REAL ESTATE		104,877,719
TOTAL COMMON STOCKS (Cost $925,115,206)		1,083,907,388
Money Market Funds – 1.8%

Fidelity Cash Central Fund, 0.08% (c)	1,527,431	1,527,737
Fidelity Securities Lending Cash Central Fund, 0.08% (c)(d)	18,461,304	18,463,150
TOTAL MONEY MARKET FUNDS (Cost $19,990,887)		19,990,887
TOTAL INVESTMENT IN SECURITIES – 101.4% (Cost $945,106,093)		1,103,898,275
NET OTHER ASSETS (LIABILITIES) – (1.4%)		(15,044,972)
NET ASSETS – 100.0%		$1,088,853,303

Legend
(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing.
(c)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.
(d)	Investment made with cash collateral received from securities on loan.
Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contract
CME Micro E-mini S&P 500 Index Future Contracts (United States)	22	March 2022	$4,954,675	$(142,606)	$(142,606)
The notional amount of futures purchased as a percentage of Net Assets is 0.5%
Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including ownership percentage, is presented below.
Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund, 0.08%	$3,234,325	$ 22,421,536	$ 24,128,124	$ 596	$—	$—	$ 1,527,737	0.0%
Fidelity Securities Lending Cash Central Fund, 0.08%	1,661,850	146,673,200	129,871,900	17,223	—	—	$18,463,150	0.1%
Total	$4,896,175	$169,094,736	$154,000,024	$17,819	$—	$—	$19,990,887
Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received from lending certain types of securities.
See accompanying notes which are an integral part of the financial statements.
19	Semi-Annual Report

Fidelity® High Dividend ETF
Schedule of Investments (Unaudited)–continued
Investment Valuation
The following is a summary of the inputs used, as of January 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3

Investments in Securities:
Equities:
Communication Services	$ 34,404,447	$ 34,404,447	$ —	$ —
Consumer Discretionary	56,182,847	56,182,847	—	—
Consumer Staples	138,374,121	138,374,121	—	—
Energy	120,778,343	120,778,343	—	—
Financials	207,768,693	207,768,693	—	—
Health Care	73,397,565	73,397,565	—	—
Industrials	20,012,384	20,012,384	—	—
Information Technology	236,082,788	236,082,788	—	—
Materials	92,028,481	92,028,481	—	—
Real Estate	104,877,719	104,877,719	—	—
Money Market Funds	19,990,887	19,990,887	—	—
Total Investments in Securities:	$ 1,103,898,275	$ 1,103,898,275	$ —	$ —

Derivative Instruments:
Liabilities
Futures Contracts	$ (142,606)	$ (142,606)	$ —	$ —
Total Liabilities	$ (142,606)	$ (142,606)	$ —	$ —
Total Derivative Instruments:	$ (142,606)	$ (142,606)	$ —	$ —
Value of Derivative Instruments
The following table is a summary of the Fund’s value of derivative instruments by primary risk exposure as of January 31, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.
Primary Risk/ Derivative Type	Value
	Asset	Liabilities
Equity Risk
Futures Contracts(a)	$0	$(142,606)
Total Equity Risk	0	(142,606)
Total Value of Derivatives	$0	$(142,606)

(a)	Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in total accumulated earnings (loss).
Other Information
Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):
United States of America	91.2%
Ireland	2.7%
United Kingdom	2.4%
Japan	1.2%
Netherlands	1.1%
Jersey	1.0%
Others (Individually Less Than 1%)	1.8%
101.4%
See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	20

Fidelity® Low Volatility Factor ETF
Schedule of Investments January 31, 2022 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.8%
	Shares	Value
COMMUNICATION SERVICES – 10.1%
Diversified Telecommunication Services – 2.1%
AT&T, Inc.	182,172	$4,645,386
Verizon Communications, Inc.	97,876	5,209,939
		9,855,325
Entertainment – 1.5%
Activision Blizzard, Inc.	44,658	3,528,429
Take-Two Interactive Software, Inc. (a)	19,784	3,231,518
		6,759,947
Interactive Media & Services – 4.3%
Alphabet, Inc. Class A (a)	7,498	20,290,113
Media – 1.6%
Cable One, Inc. (b)	1,534	2,369,616
Comcast Corp. Class A	100,010	4,999,500
		7,369,116
Wireless Telecommunication Services – 0.6%
T-Mobile US, Inc. (a)	26,880	2,907,610
TOTAL COMMUNICATION SERVICES		47,182,111
CONSUMER DISCRETIONARY – 11.2%
Distributors – 0.5%
Pool Corp.	5,146	2,450,783
Diversified Consumer Services – 0.5%
Service Corp. International (b)	37,566	2,318,574
Hotels, Restaurants & Leisure – 2.1%
Domino's Pizza, Inc.	4,698	2,135,946
McDonald's Corp.	17,849	4,630,923
Starbucks Corp.	32,120	3,158,038
		9,924,907
Household Durables – 0.4%
Garmin Ltd.	15,590	1,939,708
Internet & Direct Marketing Retail – 3.4%
Amazon.com, Inc. (a)	5,375	16,079,151
Multiline Retail – 0.5%
Dollar General Corp.	12,276	2,559,300
Specialty Retail – 2.9%
AutoZone, Inc. (a)	1,640	3,257,614
The Home Depot, Inc.	18,511	6,793,167
The TJX Cos., Inc.	46,520	3,348,044
		13,398,825
Textiles, Apparel & Luxury Goods – 0.9%
NIKE, Inc. Class B	27,120	4,015,658
TOTAL CONSUMER DISCRETIONARY		52,686,906
CONSUMER STAPLES – 5.7%
Beverages – 0.9%
PepsiCo, Inc.	24,155	4,191,376
Food & Staples Retailing – 1.6%
Costco Wholesale Corp.	7,983	4,032,453

	Shares	Value

Walmart, Inc.	24,612	$ 3,441,003
		7,473,456
Food Products – 0.7%
Hormel Foods Corp. (b)	33,647	1,597,223
The Hershey Co.	9,385	1,849,502
		3,446,725
Household Products – 2.5%
Colgate-Palmolive Co.	26,904	2,218,235
Kimberly-Clark Corp.	14,123	1,944,031
The Clorox Co.	9,860	1,655,100
The Procter & Gamble Co.	36,601	5,872,630
		11,689,996
TOTAL CONSUMER STAPLES		26,801,553
ENERGY – 3.0%
Oil, Gas & Consumable Fuels – 3.0%
Cabot Oil & Gas Corp.	60,232	1,319,081
Cheniere Energy, Inc.	12,960	1,450,224
Chevron Corp.	30,041	3,945,284
Exxon Mobil Corp.	62,075	4,715,217
Kinder Morgan, Inc.	74,022	1,285,022
ONEOK, Inc.	22,044	1,337,630
TOTAL ENERGY		14,052,458
FINANCIALS – 12.0%
Capital Markets – 4.5%
CME Group, Inc.	20,707	4,752,257
FactSet Research Systems, Inc.	10,141	4,278,386
Intercontinental Exchange, Inc.	35,415	4,485,664
Nasdaq, Inc.	19,766	3,542,265
S&P Global, Inc.	10,546	4,378,910
		21,437,482
Insurance – 7.5%
Aon PLC Class A	15,781	4,362,500
Arthur J Gallagher & Co.	27,436	4,333,242
Brown & Brown, Inc.	66,987	4,439,898
Chubb Ltd.	25,174	4,966,327
Erie Indemnity Co. Class A	19,321	3,556,996
Marsh & McLennan Cos., Inc.	28,709	4,410,851
The Progressive Corp.	43,013	4,673,792
The Travelers Cos., Inc.	25,952	4,312,703
		35,056,309
TOTAL FINANCIALS		56,493,791
HEALTH CARE – 13.5%
Biotechnology – 1.7%
Amgen, Inc.	19,416	4,410,150
Regeneron Pharmaceuticals, Inc. (a)	6,244	3,800,036
		8,210,186

See accompanying notes which are an integral part of the financial statements.
21	Semi-Annual Report

Fidelity® Low Volatility Factor ETF
Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
HEALTH CARE – continued
Health Care Equipment & Supplies – 4.5%
Abbott Laboratories	44,592	$ 5,683,696
Baxter International, Inc.	46,736	3,993,124
Danaher Corp.	16,952	4,844,712
ResMed, Inc.	13,075	2,988,945
Steris PLC	15,312	3,436,013
		20,946,490
Health Care Providers & Services – 2.5%
Chemed Corp.	6,711	3,146,855
UnitedHealth Group, Inc.	17,807	8,415,054
		11,561,909
Pharmaceuticals – 4.8%
Eli Lilly & Co.	20,343	4,991,969
Johnson & Johnson	46,540	8,018,377
Merck & Co., Inc.	68,359	5,569,891
Zoetis, Inc.	20,262	4,048,145
		22,628,382
TOTAL HEALTH CARE		63,346,967
INDUSTRIALS – 8.4%
Aerospace & Defense – 1.2%
L3Harris Technologies, Inc.	12,513	2,618,846
Northrop Grumman Corp.	8,259	3,055,004
		5,673,850
Air Freight & Logistics – 1.1%
CH Robinson Worldwide, Inc.	27,915	2,921,305
Expeditors International of Washington, Inc.	20,973	2,400,989
		5,322,294
Building Products – 0.5%
Carrier Global Corp.	51,089	2,435,924
Commercial Services & Supplies – 1.7%
Republic Services, Inc.	22,383	2,857,414
Rollins, Inc.	64,244	1,981,927
Waste Management, Inc.	20,255	3,047,162
		7,886,503
Industrial Conglomerates – 0.7%
3M Co.	18,357	3,047,629
Machinery – 2.2%
Graco, Inc.	32,006	2,322,355
Illinois Tool Works, Inc.	13,613	3,184,353
Otis Worldwide Corp.	30,583	2,612,706
The Toro Co.	22,010	2,125,726
		10,245,140
Professional Services – 1.0%
Exponent, Inc.	21,364	2,029,153

	Shares	Value

Verisk Analytics, Inc.	14,280	$ 2,800,736
		4,829,889
TOTAL INDUSTRIALS		39,441,229
INFORMATION TECHNOLOGY – 27.7%
IT Services – 14.4%
Accenture PLC Class A	23,609	8,347,670
Akamai Technologies, Inc. (a)	48,798	5,589,811
Amdocs Ltd.	71,491	5,425,452
Automatic Data Processing, Inc.	29,654	6,113,765
Broadridge Financial Solutions, Inc.	31,918	5,081,984
Fiserv, Inc. (a)	55,144	5,828,721
Jack Henry & Associates, Inc.	31,546	5,293,734
Maximus, Inc.	63,603	4,917,784
Paychex, Inc.	49,745	5,857,971
VeriSign, Inc. (a)	25,894	5,623,659
Visa, Inc. Class A	40,732	9,212,357
		67,292,908
Semiconductors & Semiconductor Equipment – 2.9%
Intel Corp.	143,166	6,989,364
Texas Instruments, Inc.	37,717	6,769,824
		13,759,188
Software – 10.4%
Citrix Systems, Inc.	54,005	5,505,270
Microsoft Corp.	100,953	31,394,364
Oracle Corp.	79,511	6,453,113
Tyler Technologies, Inc. (a)	11,238	5,324,564
		48,677,311
TOTAL INFORMATION TECHNOLOGY		129,729,407
MATERIALS – 2.7%
Chemicals – 1.3%
Air Products & Chemicals, Inc.	5,261	1,484,233
Balchem Corp.	6,528	959,224
Ecolab, Inc.	6,484	1,228,394
Linde PLC (a)	8,388	2,673,088
		6,344,939
Construction Materials – 0.5%
Martin Marietta Materials, Inc.	2,944	1,145,569
Vulcan Materials Co.	6,060	1,153,279
		2,298,848
Containers & Packaging – 0.9%
AptarGroup, Inc.	7,143	837,874
Ball Corp.	13,731	1,333,280
Packaging Corp. of America	6,950	1,046,879
Sonoco Products Co.	14,091	798,114
		4,016,147
TOTAL MATERIALS		12,659,934

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	22

Common Stocks – continued
	Shares	Value
REAL ESTATE – 3.1%
Equity Real Estate Investment Trusts (REITs) – 3.1%
Agree Realty Corp.	8,326	$ 544,354
American Tower Corp.	7,004	1,761,506
Crown Castle International Corp.	7,667	1,399,304
CubeSmart	13,561	688,085
Digital Realty Trust, Inc.	6,744	1,006,407
Duke Realty Corp.	15,318	885,074
Equinix, Inc.	1,684	1,220,732
Equity Lifestyle Properties, Inc.	8,654	677,522
Essex Property Trust, Inc.	2,483	825,597
Extra Space Storage, Inc.	4,722	935,853
Life Storage, Inc.	5,557	749,917
Prologis, Inc.	12,469	1,955,389
Public Storage	3,521	1,262,384
Sun Communities, Inc.	4,122	778,893
TOTAL REAL ESTATE		14,691,017
UTILITIES – 2.4%
Electric Utilities – 1.3%
Duke Energy Corp.	17,730	1,862,714
NextEra Energy, Inc.	33,963	2,653,189
Xcel Energy, Inc.	20,374	1,419,253
		5,935,156
Multi-Utilities – 0.9%
CMS Energy Corp.	19,041	1,225,860
Consolidated Edison, Inc.	17,066	1,475,356
WEC Energy Group, Inc.	13,856	1,344,586
		4,045,802

	Shares	Value

Water Utilities – 0.2%
American Water Works Co., Inc.	7,578	$ 1,218,542
TOTAL UTILITIES		11,199,500
TOTAL COMMON STOCKS (Cost $422,945,323)		468,284,873
Money Market Funds – 1.2%

Fidelity Cash Central Fund, 0.08% (c)	620,399	620,523
Fidelity Securities Lending Cash Central Fund, 0.08% (c)(d)	5,215,641	5,216,163
TOTAL MONEY MARKET FUNDS (Cost $5,836,686)		5,836,686
TOTAL INVESTMENT IN SECURITIES – 101.0% (Cost $428,782,009)		474,121,559
NET OTHER ASSETS (LIABILITIES) – (1.0%)		(4,806,888)
NET ASSETS – 100.0%		$ 469,314,671

Legend
(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.
(d)	Investment made with cash collateral received from securities on loan.
Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
CME Micro E-mini S&P 500 Index Future Contracts (United States)	1	March 2022	$ 225,212	$ (8,200)	$ (8,200)
CME E-mini S&P 500 Index Future Contracts (United States)	31	March 2022	698,159	(25,332)	(25,332)
Total Equity Index Contracts					$ (33,532)
The notional amount of futures purchased as a percentage of Net Assets is 0.2%
Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including ownership percentage, is presented below.
See accompanying notes which are an integral part of the financial statements.
23	Semi-Annual Report

Fidelity® Low Volatility Factor ETF
Schedule of Investments (Unaudited)–continued
Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund, 0.08%	$ 556,788	$ 4,373,953	$ 4,310,218	$238	$—	$—	$ 620,523	0.0%
Fidelity Securities Lending Cash Central Fund, 0.08%	940,440	13,266,585	8,990,862	723	—	—	$5,216,163	0.0%
Total	$1,497,228	$17,640,538	$13,301,080	$961	$—	$—	$5,836,686
Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received from lending certain types of securities.
Investment Valuation
The following is a summary of the inputs used, as of January 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$ 47,182,111	$ 47,182,111	$ —	$ —
Consumer Discretionary	52,686,906	52,686,906	—	—
Consumer Staples	26,801,553	26,801,553	—	—
Energy	14,052,458	14,052,458	—	—
Financials	56,493,791	56,493,791	—	—
Health Care	63,346,967	63,346,967	—	—
Industrials	39,441,229	39,441,229	—	—
Information Technology	129,729,407	129,729,407	—	—
Materials	12,659,934	12,659,934	—	—
Real Estate	14,691,017	14,691,017	—	—
Utilities	11,199,500	11,199,500	—	—
Money Market Funds	5,836,686	5,836,686	—	—
Total Investments in Securities:	$ 474,121,559	$ 474,121,559	$ —	$ —
Derivative Instruments:
Liabilities
Futures Contracts	$ (33,532)	$ (33,532)	$ —	$ —
Total Liabilities	$ (33,532)	$ (33,532)	$ —	$ —
Total Derivative Instruments:	$ (33,532)	$ (33,532)	$ —	$ —
Value of Derivative Instruments
The following table is a summary of the Fund’s value of derivative instruments by primary risk exposure as of January 31, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.
Primary Risk/ Derivative Type	Value
	Asset	Liabilities
Equity Risk
Futures Contracts(a)	$0	$(33,532)
Total Equity Risk	0	(33,532)
Total Value of Derivatives	$0	$(33,532)

(a)	Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in total accumulated earnings (loss).
See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	24

Fidelity® Momentum Factor ETF
Schedule of Investments January 31, 2022 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.8%
	Shares	Value
COMMUNICATION SERVICES – 9.5%
Entertainment – 0.2%
AMC Entertainment Holdings, Inc. Class A (a)(b)	15,882	$ 255,065
Interactive Media & Services – 7.2%
Alphabet, Inc. Class A (a)	1,817	4,916,929
Facebook, Inc. Class A (a)	8,350	2,615,721
j2 Global, Inc. (a)	4,705	494,307
Snap, Inc. Class A (a)	14,001	455,593
		8,482,550
Media – 2.1%
Comcast Corp. Class A	23,723	1,185,913
Nexstar Media Group, Inc. Class A	3,682	608,929
The Interpublic Group of Cos., Inc.	17,293	614,593
		2,409,435
TOTAL COMMUNICATION SERVICES		11,147,050
CONSUMER DISCRETIONARY – 11.7%
Automobiles – 3.0%
Ford Motor Co.	43,878	890,723
Tesla, Inc. (a)	2,775	2,599,398
		3,490,121
Internet & Direct Marketing Retail – 3.5%
Amazon.com, Inc. (a)	1,394	4,170,109
Multiline Retail – 1.2%
Macy's, Inc.	21,685	555,136
Target Corp.	3,834	845,129
		1,400,265
Specialty Retail – 3.7%
Dick's Sporting Goods, Inc. (b)	5,123	591,194
GameStop Corp. Class A (a)(b)	3,110	338,772
Lowe's Cos., Inc.	4,658	1,105,577
Signet Jewelers Ltd.	6,240	537,451
The Home Depot, Inc.	4,675	1,715,632
		4,288,626
Textiles, Apparel & Luxury Goods – 0.3%
Crocs, Inc. (a)	3,781	388,006
TOTAL CONSUMER DISCRETIONARY		13,737,127
CONSUMER STAPLES – 5.7%
Beverages – 0.9%
PepsiCo, Inc.	6,051	1,049,969
Food & Staples Retailing – 1.2%
Costco Wholesale Corp.	1,934	976,921
The Kroger Co.	10,250	446,798
		1,423,719
Food Products – 0.6%
Bunge Ltd.	4,313	426,383

	Shares	Value

Darling Ingredients, Inc. (a)	4,794	$ 305,714
		732,097
Household Products – 1.3%
The Procter & Gamble Co.	9,245	1,483,360
Personal Products – 0.4%
The Estee Lauder Cos., Inc. Class A	1,714	534,408
Tobacco – 1.3%
Altria Group, Inc.	13,267	675,025
Philip Morris International, Inc.	8,208	844,193
		1,519,218
TOTAL CONSUMER STAPLES		6,742,771
ENERGY – 3.3%
Oil, Gas & Consumable Fuels – 3.3%
Antero Resources Corp. (a)	18,624	363,727
ConocoPhillips	8,716	772,412
Devon Energy Corp.	10,385	525,169
Exxon Mobil Corp.	17,454	1,325,806
Ovintiv, Inc.	10,957	425,132
Targa Resources Corp.	7,168	423,485
TOTAL ENERGY		3,835,731
FINANCIALS – 11.7%
Banks – 5.3%
Bank of America Corp.	35,414	1,634,002
JPMorgan Chase & Co.	12,475	1,853,785
Signature Bank	2,367	721,059
SVB Financial Group (a)	1,098	641,122
Wells Fargo & Co.	25,284	1,360,279
		6,210,247
Capital Markets – 4.1%
Blackstone, Inc. Class A	6,766	892,909
Goldman Sachs Group, Inc.	2,658	942,740
KKR & Co., Inc.	10,282	731,667
Morgan Stanley	11,093	1,137,476
The Charles Schwab Corp.	12,794	1,122,034
		4,826,826
Consumer Finance – 2.3%
American Express Co.	5,858	1,053,386
Capital One Financial Corp.	5,816	853,382
Discover Financial Services	6,966	806,314
		2,713,082
TOTAL FINANCIALS		13,750,155
HEALTH CARE – 12.4%
Biotechnology – 1.1%
Intellia Therapeutics, Inc. (a)	6,644	628,323
Moderna, Inc. (a)	4,020	680,707
		1,309,030

See accompanying notes which are an integral part of the financial statements.
25	Semi-Annual Report

Fidelity® Momentum Factor ETF
Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
HEALTH CARE – continued
Health Care Equipment & Supplies – 2.4%
Danaher Corp.	4,591	$ 1,312,062
Intuitive Surgical, Inc. (a)	3,371	957,970
Shockwave Medical, Inc. (a)	3,672	532,330
		2,802,362
Health Care Providers & Services – 4.6%
CVS Health Corp.	12,815	1,364,926
HCA Healthcare, Inc.	4,179	1,003,169
Tenet Healthcare Corp. (a)	12,185	903,152
UnitedHealth Group, Inc.	4,513	2,132,708
		5,403,955
Life Sciences Tools & Services – 1.3%
Bio-Techne Corp.	1,854	697,864
Charles River Laboratories International, Inc. (a)	2,420	798,019
		1,495,883
Pharmaceuticals – 3.0%
Eli Lilly & Co.	5,396	1,324,125
Johnson & Johnson	12,566	2,164,996
		3,489,121
TOTAL HEALTH CARE		14,500,351
INDUSTRIALS – 8.4%
Aerospace & Defense – 2.0%
General Dynamics Corp.	3,605	764,621
Raytheon Technologies Corp.	10,850	978,561
Textron, Inc.	8,338	567,484
		2,310,666
Building Products – 1.1%
Carrier Global Corp.	13,484	642,917
Johnson Controls International PLC	9,926	721,323
		1,364,240
Electrical Equipment – 1.6%
Eaton Corp. PLC	4,518	715,787
Emerson Electric Co.	7,697	707,739
Generac Holdings, Inc. (a)	1,472	415,663
		1,839,189
Industrial Conglomerates – 0.7%
General Electric Co.	8,626	814,984
Machinery – 0.8%
Deere & Co.	2,460	925,944
Professional Services – 0.5%
Robert Half International, Inc.	5,215	590,651
Road & Rail – 0.3%
Avis Budget Group, Inc. (a)	2,285	402,571
Trading Companies & Distributors – 1.4%
Herc Holdings, Inc.	3,132	502,529
United Rentals, Inc. (a)	1,721	550,927

	Shares	Value

WESCO International, Inc. (a)	4,584	$ 558,744
		1,612,200
TOTAL INDUSTRIALS		9,860,445
INFORMATION TECHNOLOGY – 28.7%
Communications Equipment – 2.2%
Cisco Systems, Inc.	28,468	1,584,814
Motorola Solutions, Inc.	4,278	992,239
		2,577,053
IT Services – 3.3%
Accenture PLC Class A	4,372	1,545,852
EPAM Systems, Inc. (a)	1,494	711,353
Gartner, Inc. (a)	3,127	918,994
Perficient, Inc. (a)	6,524	683,846
		3,860,045
Semiconductors & Semiconductor Equipment – 3.9%
Applied Materials, Inc.	8,915	1,231,875
NVIDIA Corp.	10,137	2,482,146
Synaptics, Inc. (a)	4,432	932,271
		4,646,292
Software – 11.0%
Dynatrace, Inc. (a)	12,885	706,871
Fortinet, Inc. (a)	3,206	952,951
Intuit, Inc.	2,289	1,270,922
Microsoft Corp.	23,728	7,378,934
Oracle Corp.	14,587	1,183,881
Teradata Corp. (a)	17,130	691,024
Workiva, Inc. (a)	6,179	730,852
		12,915,435
Technology Hardware, Storage & Peripherals – 8.3%
Apple, Inc.	49,978	8,735,155
NetApp, Inc.	11,176	966,835
		9,701,990
TOTAL INFORMATION TECHNOLOGY		33,700,815
MATERIALS – 2.6%
Chemicals – 1.5%
Albemarle Corp.	1,085	239,503
International Flavors & Fragrances, Inc.	2,146	283,100
Linde PLC (a)	2,058	655,843
Olin Corp.	3,797	192,394
The Sherwin-Williams Co.	1,321	378,480
		1,749,320
Metals & Mining – 1.1%
Alcoa Corp.	4,983	282,586
Cleveland-Cliffs, Inc. (a)	10,597	181,632
Freeport-McMoRan, Inc.	9,653	359,285
Nucor Corp.	2,669	270,637

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	26

Common Stocks – continued
	Shares	Value
MATERIALS – continued
Metals & Mining – continued
Steel Dynamics, Inc.	3,761	$ 208,811
		1,302,951
TOTAL MATERIALS		3,052,271
REAL ESTATE – 3.4%
Equity Real Estate Investment Trusts (REITs) – 3.0%
American Tower Corp.	1,884	473,826
AvalonBay Communities, Inc.	1,130	275,980
Equity Residential	3,023	268,231
Extra Space Storage, Inc.	1,244	246,548
Iron Mountain, Inc.	4,556	209,212
Kimco Realty Corp.	9,111	221,033
Lamar Advertising Co. Class A	1,690	187,184
Mid-America Apartment Communities, Inc.	1,184	244,709
Prologis, Inc.	3,221	505,117
Public Storage	945	338,811
Simon Property Group, Inc.	1,954	287,629
UDR, Inc.	3,978	226,110
		3,484,390
Real Estate Management & Development – 0.4%
CBRE Group, Inc. Class A (a)	2,571	260,545
Jones Lang LaSalle, Inc. (a)	800	200,632
		461,177
TOTAL REAL ESTATE		3,945,567
UTILITIES – 2.4%
Electric Utilities – 2.2%
Duke Energy Corp.	4,482	470,879
Evergy, Inc.	4,350	282,576
Exelon Corp.	7,091	410,924
FirstEnergy Corp.	7,616	319,567

	Shares	Value

NextEra Energy, Inc.	8,248	$ 644,334
The Southern Co.	6,731	467,737
		2,596,017
Gas Utilities – 0.2%
UGI Corp.	5,950	269,832
TOTAL UTILITIES		2,865,849
TOTAL COMMON STOCKS (Cost $109,941,082)		117,138,132
Money Market Funds – 1.1%

Fidelity Cash Central Fund, 0.08% (c)	190,071	190,109
Fidelity Securities Lending Cash Central Fund, 0.08% (c)(d)	1,127,467	1,127,580
TOTAL MONEY MARKET FUNDS (Cost $1,317,689)		1,317,689
TOTAL INVESTMENT IN SECURITIES – 100.9% (Cost $111,258,771)		118,455,821
NET OTHER ASSETS (LIABILITIES) – (0.9%)		(1,060,236)
NET ASSETS – 100.0%		$ 117,395,585

Legend
(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.
(d)	Investment made with cash collateral received from securities on loan.
Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contract
CME E-mini S&P 500 Index Future Contracts (United States)	11	March 2022	$247,734	$(10,723)	$(10,723)
The notional amount of futures purchased as a percentage of Net Assets is 0.2%
Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including ownership percentage, is presented below.
See accompanying notes which are an integral part of the financial statements.
27	Semi-Annual Report

Fidelity® Momentum Factor ETF
Schedule of Investments (Unaudited)–continued
Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund, 0.08%	$425,440	$ 913,483	$1,148,814	$ 59	$—	$—	$ 190,109	0.0%
Fidelity Securities Lending Cash Central Fund, 0.08%	—	8,377,634	7,250,054	505	—	—	$1,127,580	0.0%
Total	$425,440	$9,291,117	$8,398,868	$564	$—	$—	$1,317,689
Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received from lending certain types of securities.
Investment Valuation
The following is a summary of the inputs used, as of January 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3

Investments in Securities:
Equities:
Communication Services	$ 11,147,050	$ 11,147,050	$ —	$ —
Consumer Discretionary	13,737,127	13,737,127	—	—
Consumer Staples	6,742,771	6,742,771	—	—
Energy	3,835,731	3,835,731	—	—
Financials	13,750,155	13,750,155	—	—
Health Care	14,500,351	14,500,351	—	—
Industrials	9,860,445	9,860,445	—	—
Information Technology	33,700,815	33,700,815	—	—
Materials	3,052,271	3,052,271	—	—
Real Estate	3,945,567	3,945,567	—	—
Utilities	2,865,849	2,865,849	—	—
Money Market Funds	1,317,689	1,317,689	—	—
Total Investments in Securities:	$ 118,455,821	$ 118,455,821	$ —	$ —

Derivative Instruments:
Liabilities
Futures Contracts	$ (10,723)	$ (10,723)	$ —	$ —
Total Liabilities	$ (10,723)	$ (10,723)	$ —	$ —
Total Derivative Instruments:	$ (10,723)	$ (10,723)	$ —	$ —
Value of Derivative Instruments
The following table is a summary of the Fund’s value of derivative instruments by primary risk exposure as of January 31, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.
Primary Risk/ Derivative Type	Value
	Asset	Liabilities
Equity Risk
Futures Contracts(a)	$0	$(10,723)
Total Equity Risk	0	(10,723)
Total Value of Derivatives	$0	$(10,723)

(a)	Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in total accumulated earnings (loss).
See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	28

Fidelity® Quality Factor ETF
Schedule of Investments January 31, 2022 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.8%
	Shares	Value
COMMUNICATION SERVICES – 9.7%
Diversified Telecommunication Services – 1.6%
AT&T, Inc.	76,762	$1,957,431
Verizon Communications, Inc.	41,961	2,233,584
		4,191,015
Interactive Media & Services – 6.4%
Alphabet, Inc. Class A (a)	3,862	10,450,842
Facebook, Inc. Class A (a)	16,956	5,311,637
Match Group, Inc. (a)	8,101	912,983
		16,675,462
Media – 1.7%
Charter Communications, Inc. Class A (a)	2,050	1,216,347
Comcast Corp. Class A	43,729	2,186,013
Sirius XM Holdings, Inc. (b)	152,863	972,208
		4,374,568
TOTAL COMMUNICATION SERVICES		25,241,045
CONSUMER DISCRETIONARY – 11.7%
Hotels, Restaurants & Leisure – 3.4%
Domino's Pizza, Inc.	3,944	1,793,139
McDonald's Corp.	12,896	3,345,867
Wingstop, Inc.	11,463	1,756,705
Yum! Brands, Inc.	16,694	2,089,588
		8,985,299
Internet & Direct Marketing Retail – 0.8%
eBay, Inc.	33,503	2,012,525
Specialty Retail – 5.8%
AutoZone, Inc. (a)	1,338	2,657,736
Lowe's Cos., Inc.	14,683	3,485,010
O'Reilly Automotive, Inc. (a)	3,706	2,415,386
The Home Depot, Inc.	12,341	4,528,900
Williams-Sonoma, Inc. (b)	13,081	2,100,024
		15,187,056
Textiles, Apparel & Luxury Goods – 1.7%
Crocs, Inc. (a)	14,430	1,480,807
NIKE, Inc. Class B	19,088	2,826,360
		4,307,167
TOTAL CONSUMER DISCRETIONARY		30,492,047
CONSUMER STAPLES – 5.6%
Beverages – 1.3%
Monster Beverage Corp. (a)	11,389	987,654
The Coca-Cola Co.	38,144	2,327,165
		3,314,819
Food Products – 0.4%
The Hershey Co.	5,585	1,100,636
Household Products – 2.6%
Colgate-Palmolive Co.	15,751	1,298,670
Kimberly-Clark Corp.	8,334	1,147,175

	Shares	Value

The Clorox Co.	5,895	$ 989,535
The Procter & Gamble Co.	20,560	3,298,852
		6,734,232
Tobacco – 1.3%
Altria Group, Inc.	28,877	1,469,262
Philip Morris International, Inc.	17,784	1,829,084
		3,298,346
TOTAL CONSUMER STAPLES		14,448,033
ENERGY – 2.9%
Energy Equipment & Services – 0.6%
Schlumberger N.V.	38,727	1,513,064
Oil, Gas & Consumable Fuels – 2.3%
Cabot Oil & Gas Corp.	55,183	1,208,508
EOG Resources, Inc.	15,469	1,724,484
Kinder Morgan, Inc.	61,414	1,066,147
Texas Pacific Land Corp.	620	666,500
The Williams Cos., Inc.	41,041	1,228,767
		5,894,406
TOTAL ENERGY		7,407,470
FINANCIALS – 11.1%
Banks – 2.9%
First Horizon Corp.	113,010	1,933,601
SVB Financial Group (a)	3,342	1,951,394
Umpqua Holdings Corp.	90,790	1,841,221
Western Alliance Bancorp	18,282	1,813,392
		7,539,608
Capital Markets – 4.7%
Blackstone, Inc. Class A	18,932	2,498,456
CME Group, Inc.	10,382	2,382,669
Moody's Corp.	5,395	1,850,485
MSCI, Inc.	3,223	1,727,915
S&P Global, Inc.	5,319	2,208,555
SEI Investments Co.	28,657	1,679,587
		12,347,667
Consumer Finance – 0.8%
Capital One Financial Corp.	13,273	1,947,547
Diversified Financial Services – 2.1%
Berkshire Hathaway, Inc. Class B (a)	17,466	5,467,207
Mortgage Real Estate Investment Trusts (REITs) – 0.6%
AGNC Investment Corp.	111,205	1,655,843
TOTAL FINANCIALS		28,957,872
HEALTH CARE – 13.0%
Biotechnology – 2.2%
AbbVie, Inc.	24,987	3,420,470
Amgen, Inc.	10,529	2,391,557
		5,812,027

See accompanying notes which are an integral part of the financial statements.
29	Semi-Annual Report

Fidelity® Quality Factor ETF
Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
HEALTH CARE – continued
Health Care Equipment & Supplies – 3.0%
Danaher Corp.	9,193	$ 2,627,268
Edwards Lifesciences Corp. (a)	18,176	1,984,819
Hologic, Inc. (a)	23,276	1,634,906
IDEXX Laboratories, Inc. (a)	2,852	1,446,820
		7,693,813
Health Care Providers & Services – 1.8%
UnitedHealth Group, Inc.	9,676	4,572,587
Health Care Technology – 0.5%
Veeva Systems, Inc. Class A (a)	5,688	1,345,440
Life Sciences Tools & Services – 2.4%
Bio-Rad Laboratories, Inc. Class A (a)	2,300	1,379,379
Mettler-Toledo International, Inc. (a)	1,221	1,798,142
Thermo Fisher Scientific, Inc.	5,405	3,141,927
		6,319,448
Pharmaceuticals – 3.1%
Johnson & Johnson	25,311	4,360,832
Pfizer, Inc.	70,340	3,706,215
		8,067,047
TOTAL HEALTH CARE		33,810,362
INDUSTRIALS – 8.5%
Aerospace & Defense – 0.7%
Lockheed Martin Corp.	4,587	1,784,939
Air Freight & Logistics – 0.5%
Expeditors International of Washington, Inc.	10,099	1,156,134
Commercial Services & Supplies – 0.4%
Copart, Inc. (a)	8,853	1,144,250
Electrical Equipment – 1.0%
Emerson Electric Co.	14,754	1,356,630
Rockwell Automation, Inc.	4,287	1,239,886
		2,596,516
Industrial Conglomerates – 1.3%
3M Co.	9,166	1,521,739
Honeywell International, Inc.	9,059	1,852,385
		3,374,124
Machinery – 1.5%
Graco, Inc.	15,325	1,111,982
Illinois Tool Works, Inc.	6,684	1,563,522
Otis Worldwide Corp.	14,854	1,268,977
		3,944,481
Professional Services – 0.5%
Verisk Analytics, Inc.	6,902	1,353,689
Road & Rail – 2.1%
CSX Corp.	48,688	1,666,103
Norfolk Southern Corp.	5,921	1,610,453

	Shares	Value

Union Pacific Corp.	9,122	$ 2,230,785
		5,507,341
Trading Companies & Distributors – 0.5%
Fastenal Co.	23,788	1,348,304
TOTAL INDUSTRIALS		22,209,778
INFORMATION TECHNOLOGY – 29.0%
Communications Equipment – 1.2%
Cisco Systems, Inc.	53,672	2,987,920
IT Services – 5.5%
Accenture PLC Class A	8,752	3,094,532
Automatic Data Processing, Inc.	9,975	2,056,546
Mastercard, Inc. Class A	9,489	3,666,360
Paychex, Inc.	15,675	1,845,888
Visa, Inc. Class A	16,718	3,781,110
		14,444,436
Semiconductors & Semiconductor Equipment – 7.2%
Applied Materials, Inc.	16,642	2,299,592
Broadcom, Inc.	5,690	3,333,657
KLA Corp.	5,396	2,100,501
NVIDIA Corp.	22,599	5,533,591
QUALCOMM, Inc.	17,552	3,084,940
Texas Instruments, Inc.	13,731	2,464,577
		18,816,858
Software – 8.1%
Adobe, Inc. (a)	5,368	2,868,122
Aspen Technology, Inc. (a)	11,228	1,685,997
Microsoft Corp.	50,549	15,719,728
Zoom Video Communications, Inc. Class A (a)	5,255	810,741
		21,084,588
Technology Hardware, Storage & Peripherals – 7.0%
Apple, Inc.	104,670	18,294,223
TOTAL INFORMATION TECHNOLOGY		75,628,025
MATERIALS – 2.6%
Chemicals – 1.8%
Celanese Corp.	3,506	545,919
Ecolab, Inc.	3,477	658,718
Linde PLC (a)	4,528	1,442,983
LyondellBasell Industries N.V. Class A	6,022	582,508
The Sherwin-Williams Co.	2,899	830,592
Valvoline, Inc.	15,005	494,265
		4,554,985
Construction Materials – 0.2%
Eagle Materials, Inc.	3,273	477,367
Containers & Packaging – 0.2%
Sealed Air Corp.	8,376	568,898
Metals & Mining – 0.4%
Newmont Corp.	11,882	726,822

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	30

Common Stocks – continued
	Shares	Value
MATERIALS – continued
Metals & Mining – continued
Royal Gold, Inc.	4,105	$ 416,863
		1,143,685
TOTAL MATERIALS		6,744,935
REAL ESTATE – 3.3%
Equity Real Estate Investment Trusts (REITs) – 3.3%
American Tower Corp.	3,876	974,814
AvalonBay Communities, Inc.	2,255	550,739
Digital Realty Trust, Inc.	3,782	564,388
Duke Realty Corp.	8,675	501,242
Essex Property Trust, Inc.	1,394	463,505
Extra Space Storage, Inc.	2,650	525,203
National Retail Properties, Inc.	7,747	343,812
Omega Healthcare Investors, Inc.	10,736	337,969
Prologis, Inc.	6,938	1,088,017
Public Storage	1,961	703,077
SBA Communications Corp.	1,597	519,728
Simon Property Group, Inc.	4,401	647,827
VICI Properties, Inc.	13,880	397,246
Weyerhaeuser Co.	13,984	565,373
WP Carey, Inc.	5,124	397,622
TOTAL REAL ESTATE		8,580,562
UTILITIES – 2.4%
Electric Utilities – 1.4%
FirstEnergy Corp.	19,765	829,339
IDACORP, Inc.	6,166	679,617
NextEra Energy, Inc.	19,528	1,525,527
NRG Energy, Inc.	16,401	654,892
		3,689,375
Gas Utilities – 0.3%
National Fuel Gas Co.	12,608	765,684

	Shares	Value

Multi-Utilities – 0.7%
Dominion Energy, Inc.	13,053	$1,052,855
Public Service Enterprise Group, Inc.	12,827	853,380
		1,906,235
TOTAL UTILITIES		6,361,294
TOTAL COMMON STOCKS (Cost $227,163,410)		259,881,423
Money Market Funds – 0.6%

Fidelity Cash Central Fund, 0.08% (c)	424,691	424,776
Fidelity Securities Lending Cash Central Fund, 0.08% (c)(d)	1,171,789	1,171,907
TOTAL MONEY MARKET FUNDS (Cost $1,596,683)		1,596,683
TOTAL INVESTMENT IN SECURITIES – 100.4% (Cost $228,760,093)		261,478,106
NET OTHER ASSETS (LIABILITIES) – (0.4%)		(916,470)
NET ASSETS – 100.0%		$ 260,561,636

Legend
(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.
(d)	Investment made with cash collateral received from securities on loan.
Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contract
CME E-mini S&P 500 Index Future Contracts (United States)	28	March 2022	$630,595	$(17,802)	$(17,802)
The notional amount of futures purchased as a percentage of Net Assets is 0.2%
Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including ownership percentage, is presented below.
See accompanying notes which are an integral part of the financial statements.
31	Semi-Annual Report

Fidelity® Quality Factor ETF
Schedule of Investments (Unaudited)–continued
Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund, 0.08%	$ 175,551	$ 2,994,033	$ 2,744,807	$ 106	$—	$ (1)	$ 424,776	0.0%
Fidelity Securities Lending Cash Central Fund, 0.08%	1,454,475	10,379,219	10,661,787	3,094	—	—	$1,171,907	0.0%
Total	$1,630,026	$13,373,252	$13,406,594	$3,200	$—	$ (1)	$1,596,683
Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received from lending certain types of securities.
Investment Valuation
The following is a summary of the inputs used, as of January 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3

Investments in Securities:
Equities:
Communication Services	$ 25,241,045	$ 25,241,045	$ —	$ —
Consumer Discretionary	30,492,047	30,492,047	—	—
Consumer Staples	14,448,033	14,448,033	—	—
Energy	7,407,470	7,407,470	—	—
Financials	28,957,872	28,957,872	—	—
Health Care	33,810,362	33,810,362	—	—
Industrials	22,209,778	22,209,778	—	—
Information Technology	75,628,025	75,628,025	—	—
Materials	6,744,935	6,744,935	—	—
Real Estate	8,580,562	8,580,562	—	—
Utilities	6,361,294	6,361,294	—	—
Money Market Funds	1,596,683	1,596,683	—	—
Total Investments in Securities:	$ 261,478,106	$ 261,478,106	$ —	$ —

Derivative Instruments:
Liabilities
Futures Contracts	$ (17,802)	$ (17,802)	$ —	$ —
Total Liabilities	$ (17,802)	$ (17,802)	$ —	$ —
Total Derivative Instruments:	$ (17,802)	$ (17,802)	$ —	$ —
Value of Derivative Instruments
The following table is a summary of the Fund’s value of derivative instruments by primary risk exposure as of January 31, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.
Primary Risk/ Derivative Type	Value
	Asset	Liabilities
Equity Risk
Futures Contracts(a)	$0	$(17,802)
Total Equity Risk	0	(17,802)
Total Value of Derivatives	$0	$(17,802)

(a)	Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in total accumulated earnings (loss).
See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	32

Fidelity® Small-Mid Multifactor ETF
Schedule of Investments January 31, 2022 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.8%
	Shares	Value
COMMUNICATION SERVICES – 3.6%
Diversified Telecommunication Services – 0.7%
Cogent Communications Holdings, Inc.	1,104	$ 70,226
IDT Corp. Class B (a)	1,124	42,184
Liberty Global PLC Class C (a)	7,357	198,933
Lumen Technologies, Inc.	15,137	187,093
		498,436
Entertainment – 0.4%
Sciplay Corp. Class A (a)	3,212	40,150
World Wrestling Entertainment, Inc. Class A	1,474	73,611
Zynga, Inc. Class A (a)	16,267	147,542
		261,303
Interactive Media & Services – 0.3%
j2 Global, Inc. (a)	906	95,184
Yelp, Inc. (a)	2,062	71,222
		166,406
Media – 2.2%
Altice USA, Inc. Class A (a)	4,369	63,001
AMC Networks, Inc. Class A (a)	1,289	54,950
Cable One, Inc.	86	132,847
DISH Network Corp. Class A (a)	3,947	123,936
Gray Television, Inc.	3,143	65,531
John Wiley & Sons, Inc. Class A	1,301	66,026
Loyalty Ventures, Inc. (a)	480	14,069
News Corp. Class A	7,633	169,758
Nexstar Media Group, Inc. Class A	800	132,304
Scholastic Corp.	1,720	70,554
Sirius XM Holdings, Inc. (b)	20,477	130,234
TechTarget, Inc. (a)	840	69,670
TEGNA, Inc.	5,140	99,510
The Interpublic Group of Cos., Inc.	5,740	204,000
The New York Times Co. Class A	2,645	105,879
		1,502,269
TOTAL COMMUNICATION SERVICES		2,428,414
CONSUMER DISCRETIONARY – 13.6%
Auto Components – 1.3%
Autoliv, Inc.	1,486	147,174
BorgWarner, Inc.	3,988	174,874
Dorman Products, Inc. (a)	923	86,421
Gentex Corp.	4,580	143,812
Gentherm, Inc. (a)	1,093	95,517
Lear Corp.	973	162,802
Standard Motor Products, Inc.	1,613	77,214
		887,814
Automobiles – 0.2%
Harley-Davidson, Inc.	3,225	111,488
Distributors – 0.4%
LKQ Corp.	4,326	237,454

	Shares	Value

Diversified Consumer Services – 1.1%
American Public Education, Inc. (a)	2,242	$ 47,956
Carriage Services, Inc.	1,792	90,173
Frontdoor, Inc. (a)	2,304	83,635
Graham Holdings Co. Class B	139	82,722
Grand Canyon Education, Inc. (a)	1,183	98,994
H&R Block, Inc.	4,412	100,858
Perdoceo Education Corp. (a)	5,692	62,726
Service Corp. International	2,830	174,668
		741,732
Hotels, Restaurants & Leisure – 1.6%
Boyd Gaming Corp. (a)	1,914	113,806
Choice Hotels International, Inc.	820	117,588
Cracker Barrel Old Country Store, Inc.	708	84,351
Jack in the Box, Inc.	840	76,482
Papa John's International, Inc.	862	106,414
RCI Hospitality Holdings, Inc.	1,000	69,870
Texas Roadhouse, Inc.	1,383	118,094
Travel + Leisure Co.	2,132	121,098
Vail Resorts, Inc.	646	179,007
Wingstop, Inc.	668	102,371
		1,089,081
Household Durables – 2.1%
Century Communities, Inc.	1,187	78,164
Ethan Allen Interiors, Inc.	2,725	68,697
La-Z-Boy, Inc.	2,249	82,561
M/I Homes, Inc. (a)	1,270	67,297
Mohawk Industries, Inc. (a)	960	151,555
Newell Brands, Inc.	6,624	153,743
Taylor Morrison Home Corp. (a)	3,631	111,435
Tempur Sealy International, Inc.	3,526	140,370
Toll Brothers, Inc.	2,299	135,572
TopBuild Corp. (a)	643	149,594
Tri Pointe Homes, Inc. (a)	3,824	91,050
Whirlpool Corp.	979	205,776
		1,435,814
Internet & Direct Marketing Retail – 0.3%
Qurate Retail, Inc. Class A	9,323	65,541
Revolve Group, Inc. (a)	1,346	66,385
Shutterstock, Inc.	811	78,642
		210,568
Leisure Products – 0.5%
Brunswick Corp.	1,440	130,738
Smith & Wesson Brands, Inc.	2,923	49,925
Sturm Ruger & Co., Inc.	934	62,793
Vista Outdoor, Inc. (a)	2,030	78,317
		321,773
Multiline Retail – 0.7%
Dillard's, Inc. Class A (b)	425	107,831
Kohl's Corp.	2,928	174,831

See accompanying notes which are an integral part of the financial statements.
33	Semi-Annual Report

Fidelity® Small-Mid Multifactor ETF
Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
CONSUMER DISCRETIONARY – continued
Multiline Retail – continued
Macy's, Inc.	6,900	$ 176,640
		459,302
Specialty Retail – 3.9%
Abercrombie & Fitch Co. Class A (a)	2,344	91,416
Academy Sports & Outdoors, Inc. (a)	2,141	83,285
Advance Auto Parts, Inc.	1,031	238,687
American Eagle Outfitters, Inc. (b)	3,444	78,627
Asbury Automotive Group, Inc. (a)	520	83,704
AutoNation, Inc. (a)	1,118	121,862
Bath & Body Works, Inc.	3,942	221,028
Citi Trends, Inc. (a)	863	42,045
Dick's Sporting Goods, Inc.	1,288	148,635
Foot Locker, Inc.	2,255	100,753
Genesco, Inc. (a)	1,228	78,997
Group 1 Automotive, Inc.	546	92,716
Haverty Furniture Companies, Inc.	1,781	52,575
Hibbett, Inc.	881	54,314
Lithia Motors, Inc.	495	144,604
MarineMax, Inc. (a)	1,372	64,566
Penske Automotive Group, Inc.	1,036	105,289
Rent-A-Center, Inc.	1,583	66,724
RH (a)	271	109,164
Sally Beauty Holdings, Inc. (a)	4,408	75,685
Shoe Carnival, Inc. (b)	1,984	67,774
Signet Jewelers Ltd.	1,543	132,899
The Buckle, Inc.	1,728	65,042
Urban Outfitters, Inc. (a)	2,344	67,320
Williams-Sonoma, Inc. (b)	1,244	199,712
Winmark Corp.	327	70,442
		2,657,865
Textiles, Apparel & Luxury Goods – 1.5%
Capri Holdings Ltd. (a)	2,705	162,489
Carter's, Inc.	1,073	99,918
Crocs, Inc. (a)	1,151	118,116
Deckers Outdoor Corp. (a)	453	145,064
Kontoor Brands, Inc.	1,574	77,582
Levi Strauss & Co. Class A	3,006	65,922
Movado Group, Inc.	2,093	77,587
Skechers U.S.A., Inc. Class A (a)	2,637	110,754
Tapestry, Inc.	4,483	170,130
		1,027,562
TOTAL CONSUMER DISCRETIONARY		9,180,453
CONSUMER STAPLES – 3.3%
Beverages – 0.3%
Molson Coors Beverage Co. Class B	3,481	165,905
Food & Staples Retailing – 0.1%
Ingles Markets, Inc. Class A	1,199	92,239

	Shares	Value

Food Products – 2.1%
Bunge Ltd.	2,459	$ 243,097
Campbell Soup Co.	3,853	169,994
Darling Ingredients, Inc. (a)	2,788	177,791
Flowers Foods, Inc.	5,084	143,013
Ingredion, Inc.	1,534	145,270
J&J Snack Foods Corp.	573	86,918
John B Sanfilippo & Son, Inc.	817	64,625
Lamb Weston Holdings, Inc.	2,682	172,211
Lancaster Colony Corp.	565	89,705
Sanderson Farms, Inc.	587	108,008
		1,400,632
Household Products – 0.1%
WD-40 Co. (b)	421	93,571
Personal Products – 0.5%
Herbalife Nutrition Ltd. (a)	2,375	100,961
Medifast, Inc.	385	76,503
Nu Skin Enterprises, Inc. Class A	1,771	85,345
USANA Health Sciences, Inc. (a)	814	77,802
		340,611
Tobacco – 0.2%
Universal Corp.	1,600	87,088
Vector Group Ltd.	6,024	66,927
		154,015
TOTAL CONSUMER STAPLES		2,246,973
ENERGY – 4.0%
Energy Equipment & Services – 0.4%
Cactus, Inc. Class A	2,681	129,921
ChampionX Corp. (a)	5,268	118,003
National Energy Services Reunited Corp. (a)	6,591	65,449
		313,373
Oil, Gas & Consumable Fuels – 3.6%
Antero Resources Corp. (a)	8,517	166,337
Cabot Oil & Gas Corp.	8,959	196,202
CONSOL Energy, Inc. (a)	3,687	80,155
Continental Resources, Inc.	2,734	142,004
Devon Energy Corp.	9,359	473,285
Equitrans Midstream Corp.	13,103	106,265
International Seaways, Inc.	4,984	72,717
Marathon Oil Corp.	14,963	291,330
Ovintiv, Inc.	5,738	222,634
PDC Energy, Inc.	2,994	177,454
Targa Resources Corp.	4,268	252,154
Teekay Corp. (a)	27,304	84,642
Teekay Tankers Ltd. Class A (a)	6,655	71,009
World Fuel Services Corp.	2,794	78,819
		2,415,007
TOTAL ENERGY		2,728,380

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	34

Common Stocks – continued
	Shares	Value
FINANCIALS – 16.8%
Banks – 7.0%
Ameris Bancorp	2,097	$ 103,403
Bank OZK	2,937	137,598
Brookline Bancorp, Inc.	5,252	89,809
Camden National Corp.	1,613	80,102
Cathay General Bancorp	2,508	113,261
Comerica, Inc.	2,502	232,136
ConnectOne Bancorp, Inc.	2,788	89,244
Customers Bancorp, Inc. (a)	1,981	115,492
Eagle Bancorp, Inc.	1,502	90,075
East West Bancorp, Inc.	2,467	213,001
First BanCorp	7,687	111,846
First Horizon Corp.	10,474	179,210
First Midwest Bancorp, Inc.	4,913	102,043
Fulton Financial Corp.	6,011	107,897
Great Southern Bancorp, Inc.	1,372	81,415
Hancock Whitney Corp.	2,465	129,955
Hanmi Financial Corp.	3,812	102,467
Harborone Bancorp, Inc.	5,399	76,666
Hilltop Holdings, Inc.	2,711	89,544
HomeStreet, Inc.	1,920	93,600
Hope Bancorp, Inc.	6,235	104,436
Independent Bank Corp.	3,334	81,616
Lakeland Bancorp, Inc.	4,562	86,359
Meta Financial Group, Inc.	1,702	101,201
PacWest Bancorp	2,949	136,922
Popular, Inc.	1,842	164,251
Preferred Bank	1,260	98,356
QCR Holdings, Inc.	1,484	84,647
Sandy Spring Bancorp, Inc.	2,044	96,702
Synovus Financial Corp.	3,227	160,576
Towne Bank	2,883	90,469
UMB Financial Corp.	1,177	115,876
Umpqua Holdings Corp.	5,848	118,597
United Community Banks, Inc.	3,183	112,646
Univest Financial Corp.	2,702	81,411
Valley National Bancorp	9,603	133,674
WesBanco, Inc.	2,725	96,710
Western Alliance Bancorp	1,838	182,311
Wintrust Financial Corp.	1,536	150,636
Zions Bancorp NA	3,081	208,953
		4,745,113
Capital Markets – 3.0%
Affiliated Managers Group, Inc.	871	127,349
Cboe Global Markets, Inc.	1,750	207,427
Cowen, Inc. Class A	1,916	60,699
Evercore, Inc. Class A	961	119,952
Franklin Resources, Inc.	5,174	165,413
Houlihan Lokey, Inc.	1,331	141,459
Invesco Ltd.	6,958	157,668

	Shares	Value

Janus Henderson Group PLC	3,491	$ 128,818
Jefferies Financial Group, Inc.	4,160	152,422
Moelis & Co. Class A	1,734	97,919
Morningstar, Inc.	489	140,543
Open Lending Corp. Class A (a)	2,830	53,742
Oppenheimer Holdings, Inc.	1,582	67,061
SEI Investments Co.	2,390	140,078
Stifel Financial Corp.	2,154	161,335
Victory Capital Holdings, Inc. Class A	2,187	71,449
		1,993,334
Consumer Finance – 0.7%
Enova International, Inc. (a)	2,377	95,746
Navient Corp.	5,177	90,235
OneMain Holdings, Inc.	2,223	114,840
SLM Corp.	7,236	132,708
		433,529
Insurance – 4.6%
American Financial Group, Inc.	1,277	166,368
American National Group, Inc.	484	91,374
Assurant, Inc.	1,058	161,356
Brown & Brown, Inc.	3,839	254,449
Employers Holdings, Inc.	1,896	74,134
Enstar Group Ltd. (a)	398	105,502
Everest Re Group Ltd.	701	198,663
Fidelity National Financial, Inc.	4,686	235,940
First American Financial Corp.	2,186	162,879
Globe Life, Inc.	1,775	181,582
Loews Corp.	3,757	224,143
Mercury General Corp.	1,390	75,977
Old Republic International Corp.	5,813	148,987
Primerica, Inc.	881	135,973
Reinsurance Group of America, Inc.	1,300	149,279
Safety Insurance Group, Inc.	981	80,766
Selective Insurance Group, Inc.	1,470	115,983
Stewart Information Services Corp.	1,397	99,788
The Hanover Insurance Group, Inc.	894	123,336
Unum Group	4,837	122,763
WR Berkley Corp.	2,476	209,222
		3,118,464
Mortgage Real Estate Investment Trusts (REITs) – 0.5%
AGNC Investment Corp.	10,110	150,538
Apollo Commercial Real Estate Finance, Inc.	5,755	78,556
Chimera Investment Corp.	6,887	99,861
		328,955
Thrifts & Mortgage Finance – 1.0%
Essent Group Ltd.	2,662	121,494
Flagstar Bancorp, Inc.	1,897	85,839
Merchants Bancorp	3,038	88,558
MGIC Investment Corp.	8,494	128,939
Provident Financial Services, Inc.	3,746	90,541
See accompanying notes which are an integral part of the financial statements.
35	Semi-Annual Report

Fidelity® Small-Mid Multifactor ETF
Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
FINANCIALS – continued
Thrifts & Mortgage Finance – continued
Radian Group, Inc.	5,005	$112,062
Waterstone Financial, Inc.	3,444	70,326
		697,759
TOTAL FINANCIALS		11,317,154
HEALTH CARE – 11.3%
Biotechnology – 1.6%
Agios Pharmaceuticals, Inc. (a)	2,021	62,429
Alkermes PLC (a)	4,077	103,963
Blueprint Medicines Corp. (a)	1,366	105,319
CareDx, Inc. (a)	1,344	56,179
Denali Therapeutics, Inc. (a)	2,120	72,546
Eagle Pharmaceuticals, Inc. (a)	1,507	69,231
Exelixis, Inc. (a)	7,268	131,551
Intellia Therapeutics, Inc. (a)	1,133	107,148
Sage Therapeutics, Inc. (a)	2,073	81,718
United Therapeutics Corp. (a)	813	164,120
Vanda Pharmaceuticals, Inc. (a)	4,617	69,994
Vericel Corp. (a)	1,784	63,475
		1,087,673
Health Care Equipment & Supplies – 2.8%
AngioDynamics, Inc. (a)	2,752	59,526
AtriCure, Inc. (a)	1,297	85,135
Atrion Corp.	119	72,044
CONMED Corp.	833	114,604
DENTSPLY SIRONA, Inc.	3,538	189,000
Envista Holdings Corp. (a)	3,372	145,805
Globus Medical, Inc. Class A (a)	1,671	111,506
ICU Medical, Inc. (a)	558	119,055
Inogen, Inc. (a)	1,271	37,787
Integer Holdings Corp. (a)	1,056	82,801
Integra LifeSciences Holdings Corp. (a)	1,705	110,382
LeMaitre Vascular, Inc.	1,320	55,849
LivaNova PLC (a)	1,310	98,394
Meridian Bioscience, Inc. (a)	3,490	72,766
Merit Medical Systems, Inc. (a)	1,506	83,508
Mesa Laboratories, Inc. (b)	279	79,328
Neogen Corp. (a)	2,662	97,083
Quidel Corp. (a)	879	90,853
Shockwave Medical, Inc. (a)	713	103,364
STAAR Surgical Co. (a)	937	68,139
		1,876,929
Health Care Providers & Services – 3.9%
Acadia Healthcare Co., Inc. (a)	2,048	107,827
Amedisys, Inc. (a)	688	92,949
AMN Healthcare Services, Inc. (a)	1,138	115,325
Chemed Corp.	319	149,582
CorVel Corp. (a)	509	89,645

	Shares	Value

Cross Country Healthcare, Inc. (a)	3,506	$ 75,414
DaVita, Inc. (a)	1,312	142,182
Encompass Health Corp.	1,907	118,310
Fulgent Genetics, Inc. (a)(b)	776	49,563
HealthEquity, Inc. (a)	1,804	96,406
Henry Schein, Inc. (a)	2,451	184,560
LHC Group, Inc. (a)	693	86,001
ModivCare, Inc. (a)	494	57,269
Molina Healthcare, Inc. (a)	895	259,980
National HealthCare Corp.	967	63,242
Option Care Health, Inc. (a)	4,141	96,775
Owens & Minor, Inc.	2,490	104,804
Premier, Inc. Class A	2,631	100,557
Select Medical Holdings Corp.	2,856	66,345
Tenet Healthcare Corp. (a)	2,133	158,098
The Ensign Group, Inc.	1,336	100,775
Triple-S Management Corp. Class B (a)	2,893	104,119
Universal Health Services, Inc. Class B	1,303	169,468
US Physical Therapy, Inc.	686	66,384
		2,655,580
Health Care Technology – 0.8%
Allscripts Healthcare Solutions, Inc. (a)	5,311	107,388
Computer Programs & Systems, Inc. (a)	2,082	58,962
HealthStream, Inc. (a)	2,421	58,951
Omnicell, Inc. (a)	914	137,228
OptimizeRx Corp. (a)	1,100	49,423
Vocera Communications, Inc. (a)	1,761	139,137
		551,089
Life Sciences Tools & Services – 1.0%
Bruker Corp.	1,956	130,270
Frontage Holdings Corp. (a)(c)	86,000	41,362
Medpace Holdings, Inc. (a)	666	118,188
Pacific Biosciences of California, Inc. (a)	4,005	44,776
Repligen Corp. (a)	831	164,820
Syneos Health, Inc. (a)	1,875	169,800
		669,216
Pharmaceuticals – 1.2%
Corcept Therapeutics, Inc. (a)	4,147	77,839
Innoviva, Inc. (a)	4,857	77,858
Jazz Pharmaceuticals PLC (a)	1,114	154,746
Perrigo Co. PLC	2,840	108,119
Phibro Animal Health Corp. Class A	2,913	56,221
Prestige Consumer Healthcare, Inc. (a)	1,691	95,457
Royalty Pharma PLC Class A	2,679	107,187
Supernus Pharmaceuticals, Inc. (a)	3,002	92,611
		770,038
TOTAL HEALTH CARE		7,610,525

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	36

Common Stocks – continued
	Shares	Value
INDUSTRIALS – 16.9%
Aerospace & Defense – 0.5%
Huntington Ingalls Industries, Inc.	716	$134,035
Textron, Inc.	3,323	226,164
		360,199
Air Freight & Logistics – 0.5%
CH Robinson Worldwide, Inc.	2,112	221,021
Forward Air Corp.	924	98,221
		319,242
Building Products – 2.4%
Advanced Drainage Systems, Inc.	1,021	115,465
Allegion PLC	1,410	173,049
AO Smith Corp.	2,286	174,696
Apogee Enterprises, Inc. (b)	1,645	73,449
Armstrong World Industries, Inc.	1,034	102,387
Carlisle Cos., Inc.	867	193,722
Lennox International, Inc.	549	155,707
Owens Corning	1,741	154,427
Simpson Manufacturing Co., Inc.	976	110,083
Trex Co., Inc. (a)	1,815	166,018
UFP Industries, Inc.	1,417	113,162
Zurn Water Solutions Corp.	2,272	69,387
		1,601,552
Commercial Services & Supplies – 0.9%
Brady Corp. Class A	1,540	79,957
Deluxe Corp.	1,727	51,983
Ennis, Inc.	3,010	56,979
Healthcare Services Group, Inc.	2,882	52,423
Herman Miller, Inc.	2,064	79,712
HNI Corp.	1,899	79,644
MSA Safety, Inc.	746	102,500
UniFirst Corp.	421	80,028
		583,226
Construction & Engineering – 1.8%
AECOM	2,542	175,729
API Group Corp. (a)	4,088	91,162
Argan, Inc.	1,355	50,338
Comfort Systems USA, Inc.	1,115	100,105
EMCOR Group, Inc.	1,060	126,363
Granite Construction, Inc.	1,883	67,750
IES Holdings, Inc. (a)	1,241	61,181
MasTec, Inc. (a)	1,169	100,686
MYR Group, Inc. (a)	735	69,112
Primoris Services Corp.	2,520	64,814
Quanta Services, Inc.	2,147	220,540
Valmont Industries, Inc.	464	100,795
		1,228,575
Electrical Equipment – 1.6%
Acuity Brands, Inc.	709	135,795
Atkore, Inc. (a)	1,151	124,055

	Shares	Value

Encore Wire Corp.	864	$ 97,364
EnerSys	1,033	77,403
GrafTech International Ltd.	6,488	67,994
Hubbell, Inc.	880	164,815
nVent Electric PLC	3,508	121,342
Regal Rexnord Corp.	936	148,337
Sensata Technologies Holding PLC (a)	2,732	156,707
		1,093,812
Machinery – 4.5%
AGCO Corp.	1,105	129,506
Albany International Corp. Class A	988	82,705
Allison Transmission Holdings, Inc.	2,627	99,800
Crane Co.	1,100	113,861
Donaldson Co., Inc.	2,224	123,788
Energy Recovery, Inc. (a)	3,116	61,011
Federal Signal Corp.	2,089	81,513
Franklin Electric Co., Inc.	1,076	93,397
Graco, Inc.	2,608	189,236
Helios Technologies, Inc.	1,000	76,630
Hillenbrand, Inc.	2,027	94,215
ITT, Inc.	1,522	139,902
Kadant, Inc.	391	81,711
Lincoln Electric Holdings, Inc.	1,065	136,150
Lindsay Corp.	440	55,550
Mueller Industries, Inc.	1,907	98,516
Nordson Corp.	850	197,659
Oshkosh Corp.	1,240	141,124
Pentair PLC	2,591	165,047
Snap-on, Inc.	850	177,013
Terex Corp.	1,860	77,599
The Middleby Corp. (a)	908	168,162
The Timken Co.	1,484	99,131
The Toro Co.	1,680	162,254
Watts Water Technologies, Inc. Class A	643	98,514
Woodward, Inc.	1,126	124,164
		3,068,158
Marine – 0.2%
Matson, Inc.	1,245	121,587
Professional Services – 1.9%
ASGN, Inc. (a)	1,115	128,080
Booz Allen Hamilton Holding Corp.	2,214	169,880
CACI International, Inc. Class A (a)	501	123,978
CBIZ, Inc. (a)	2,242	86,608
Heidrick & Struggles International, Inc.	1,502	65,743
ICF International, Inc.	787	74,285
Kelly Services, Inc. Class A	2,750	46,970
Kforce, Inc.	1,090	74,850
Korn Ferry	1,396	92,667
ManpowerGroup, Inc.	1,080	113,260
Robert Half International, Inc.	1,813	205,340
See accompanying notes which are an integral part of the financial statements.
37	Semi-Annual Report

Fidelity® Small-Mid Multifactor ETF
Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
INDUSTRIALS – continued
Professional Services – continued
Science Applications International Corp.	1,303	$ 106,885
		1,288,546
Road & Rail – 1.1%
JB Hunt Transport Services, Inc.	1,266	243,756
Landstar System, Inc.	774	123,840
Ryder System, Inc.	1,302	95,293
Saia, Inc. (a)	525	149,247
XPO Logistics, Inc. (a)	1,812	119,900
		732,036
Trading Companies & Distributors – 1.5%
Applied Industrial Technologies, Inc.	1,060	103,859
BlueLinx Holdings, Inc. (a)	1,100	78,804
Boise Cascade Co.	1,451	101,889
McGrath RentCorp	1,013	77,201
MSC Industrial Direct Co., Inc. Class A	1,165	95,110
Rush Enterprises, Inc. Class A	1,670	88,209
Titan Machinery, Inc. (a)	2,147	66,128
Veritiv Corp. (a)	1,006	93,638
Watsco, Inc.	569	160,777
WESCO International, Inc. (a)	975	118,843
		984,458
TOTAL INDUSTRIALS		11,381,391
INFORMATION TECHNOLOGY – 12.6%
Communications Equipment – 1.0%
Ciena Corp. (a)	2,836	188,055
Juniper Networks, Inc.	5,890	205,090
NETGEAR, Inc. (a)	2,121	58,688
Netscout Systems, Inc. (a)	3,042	95,975
Viavi Solutions, Inc. (a)	6,349	104,505
		652,313
Electronic Equipment, Instruments & Components – 3.2%
Advanced Energy Industries, Inc.	1,095	94,367
Arrow Electronics, Inc. (a)	1,377	170,748
Avnet, Inc.	2,606	105,178
Badger Meter, Inc.	932	94,290
CTS Corp.	2,113	70,891
ePlus, Inc. (a)	1,542	70,886
Fabrinet (a)	1,072	121,308
Insight Enterprises, Inc. (a)	1,004	94,527
Jabil, Inc.	2,560	157,414
Kimball Electronics, Inc. (a)	3,030	59,964
Littelfuse, Inc.	511	137,955
Methode Electronics, Inc.	1,732	76,260
Novanta, Inc. (a)	840	116,004
OSI Systems, Inc. (a)	821	68,094
Plexus Corp. (a)	1,016	78,760
Rogers Corp. (a)	528	144,118

	Shares	Value

Sanmina Corp. (a)	2,327	$ 88,007
ScanSource, Inc. (a)	2,507	78,168
SYNNEX Corp.	963	100,701
TTM Technologies, Inc. (a)	5,472	73,653
Vishay Intertechnology, Inc.	4,254	88,100
Vontier Corp.	3,792	106,593
		2,195,986
IT Services – 2.8%
Alliance Data Systems Corp.	1,222	84,367
Amdocs Ltd.	2,287	173,560
Concentrix Corp.	834	167,626
Conduent, Inc. (a)	11,530	54,537
CSG Systems International, Inc.	1,693	96,112
DXC Technology Co. (a)	4,481	134,788
Euronet Worldwide, Inc. (a)	1,069	143,128
EVERTEC, Inc.	2,010	87,716
ExlService Holdings, Inc. (a)	907	109,312
Genpact Ltd.	3,234	160,891
Jack Henry & Associates, Inc.	1,215	203,889
Maximus, Inc.	1,411	109,099
Perficient, Inc. (a)	985	103,248
The Hackett Group, Inc.	3,747	71,718
The Western Union Co.	7,371	139,386
TTEC Holdings, Inc.	781	62,550
		1,901,927
Semiconductors & Semiconductor Equipment – 1.9%
Amkor Technology, Inc.	3,456	76,101
Brooks Automation, Inc.	1,511	127,438
Cirrus Logic, Inc. (a)	1,421	127,094
Diodes, Inc. (a)	1,175	109,028
Kulicke & Soffa Industries, Inc.	1,726	94,395
MKS Instruments, Inc.	1,017	157,971
Onto Innovation, Inc. (a)	1,410	129,071
Photronics, Inc. (a)	5,192	92,833
Power Integrations, Inc.	1,291	104,197
Rambus, Inc. (a)	3,693	93,248
Ultra Clean Holdings, Inc. (a)	1,769	89,193
Universal Display Corp.	754	115,746
		1,316,315
Software – 3.4%
ACI Worldwide, Inc. (a)	3,203	110,087
Alarm.com Holdings, Inc. (a)	1,225	91,348
American Software, Inc. Class A	3,047	70,051
Aspen Technology, Inc. (a)	1,180	177,189
Blackbaud, Inc. (a)	1,403	95,600
CDK Global, Inc.	2,685	115,374
CommVault Systems, Inc. (a)	1,330	89,722
Consensus Cloud Solutions, Inc. (a)	301	17,067
Dolby Laboratories, Inc. Class A	1,361	119,564
Dropbox, Inc. Class A (a)	5,267	130,358
Five9, Inc. (a)	1,051	132,111

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	38

Common Stocks – continued
	Shares	Value
INFORMATION TECHNOLOGY – continued
Software – continued
InterDigital, Inc.	1,231	$ 84,976
Manhattan Associates, Inc. (a)	1,091	146,052
NCR Corp. (a)	3,027	115,208
Paylocity Holding Corp. (a)	708	144,418
Progress Software Corp.	1,831	83,329
Qualys, Inc. (a)	960	123,014
SPS Commerce, Inc. (a)	938	116,171
Teradata Corp. (a)	2,428	97,946
VMware, Inc. Class A	1,298	166,767
Xperi Holding Corp.	4,120	69,504
		2,295,856
Technology Hardware, Storage & Peripherals – 0.3%
Avid Technology, Inc. (a)	2,576	80,783
Xerox Holdings Corp.	4,477	94,510
		175,293
TOTAL INFORMATION TECHNOLOGY		8,537,690
MATERIALS – 5.6%
Chemicals – 2.2%
AdvanSix, Inc.	1,854	78,035
Avient Corp.	2,190	108,996
Balchem Corp.	777	114,172
CF Industries Holdings, Inc.	3,630	249,998
Minerals Technologies, Inc.	1,078	75,428
NewMarket Corp.	254	85,870
Olin Corp.	2,807	142,231
Sensient Technologies Corp.	1,112	94,231
The Chemours Co.	3,536	115,662
Trinseo PLC	1,518	81,274
Tronox Holdings PLC Class A	4,298	97,565
Valvoline, Inc.	3,791	124,875
Westlake Chemical Corp.	1,061	104,668
		1,473,005
Construction Materials – 0.4%
Eagle Materials, Inc.	852	124,264
Summit Materials, Inc. Class A (a)	2,941	104,582
		228,846
Containers & Packaging – 1.6%
AptarGroup, Inc.	1,160	136,068
Berry Global Group, Inc. (a)	2,373	159,988
Crown Holdings, Inc.	2,071	236,923
Greif, Inc. Class A	1,201	71,051
Sealed Air Corp.	2,684	182,297
Sonoco Products Co.	2,008	113,733
Westrock Co.	4,115	189,948
		1,090,008
Metals & Mining – 1.0%
Cleveland-Cliffs, Inc. (a)	7,505	128,636

	Shares	Value

Reliance Steel & Aluminum Co.	1,079	$ 164,957
Schnitzer Steel Industries, Inc. Class A	1,413	55,305
Steel Dynamics, Inc.	3,153	175,054
SunCoke Energy, Inc.	8,686	59,499
United States Steel Corp.	5,137	106,439
		689,890
Paper & Forest Products – 0.4%
Louisiana-Pacific Corp.	2,182	144,972
Resolute Forest Products, Inc.	5,451	74,243
Schweitzer-Mauduit International, Inc.	1,750	52,972
		272,187
TOTAL MATERIALS		3,753,936
REAL ESTATE – 9.0%
Equity Real Estate Investment Trusts (REITs) – 8.5%
Agree Realty Corp.	1,354	88,525
American Campus Communities, Inc.	2,451	128,089
American Homes 4 Rent Class A	4,120	161,216
Brandywine Realty Trust	5,337	68,634
Brixmor Property Group, Inc.	5,280	133,901
Camden Property Trust	1,407	225,247
CareTrust REIT, Inc.	3,011	63,863
City Office REIT, Inc.	3,940	70,250
Cousins Properties, Inc.	2,841	109,549
CubeSmart	3,141	159,374
EastGroup Properties, Inc.	703	140,537
Equity Lifestyle Properties, Inc.	2,456	192,280
Essential Properties Realty Trust, Inc.	2,828	75,083
Federal Realty Investment Trust	1,157	147,506
First Industrial Realty Trust, Inc.	2,277	138,396
Four Corners Property Trust, Inc.	2,392	64,751
Gaming and Leisure Properties, Inc.	3,381	152,754
Healthcare Realty Trust, Inc.	2,993	92,843
Healthcare Trust of America, Inc. Class A	4,046	131,697
Highwoods Properties, Inc.	2,160	93,139
Industrial Logistics Properties Trust	2,405	55,147
Iron Mountain, Inc.	4,286	196,813
Kilroy Realty Corp.	1,871	119,744
Kimco Realty Corp.	8,895	215,793
Kite Realty Group Trust	3,205	66,920
Lamar Advertising Co. Class A	1,399	154,953
Life Storage, Inc.	1,226	165,449
LTC Properties, Inc.	1,682	60,670
National Health Investors, Inc.	1,176	68,008
National Retail Properties, Inc.	2,894	128,436
National Storage Affiliates Trust	1,638	100,835
Omega Healthcare Investors, Inc.	3,906	122,961
Piedmont Office Realty Trust, Inc. Class A	3,806	67,595
PotlatchDeltic Corp.	1,633	87,839
Preferred Apartment Communities, Inc. Class A	4,500	75,060
See accompanying notes which are an integral part of the financial statements.
39	Semi-Annual Report

Fidelity® Small-Mid Multifactor ETF
Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
REAL ESTATE – continued
Equity Real Estate Investment Trusts (REITs) – continued
PS Business Parks, Inc.	519	$ 86,652
Regency Centers Corp.	2,476	177,653
Retail Opportunity Investments Corp.	3,876	71,822
Rexford Industrial Realty, Inc.	2,201	161,047
RPT Realty	4,426	55,856
Sabra Health Care REIT, Inc.	5,051	68,744
SL Green Realty Corp.	1,376	99,790
Spirit Realty Capital, Inc.	2,164	102,703
STAG Industrial, Inc.	2,861	122,251
STORE Capital Corp.	3,935	124,779
Tanger Factory Outlet Centers, Inc.	3,685	62,682
UDR, Inc.	4,171	237,080
Urstadt Biddle Properties, Inc. Class A	2,741	53,970
WP Carey, Inc.	2,535	196,716
		5,745,602
Real Estate Management & Development – 0.5%
Douglas Elliman, Inc. (a)	2,986	23,172
Jones Lang LaSalle, Inc. (a)	761	190,851
Realogy Holdings Corp. (a)	3,838	63,327
The RMR Group, Inc. Class A	1,335	42,733
		320,083
TOTAL REAL ESTATE		6,065,685
UTILITIES – 3.1%
Electric Utilities – 1.5%
ALLETE, Inc.	1,442	92,043
Hawaiian Electric Industries, Inc.	2,652	112,710
IDACORP, Inc.	1,146	126,312
NRG Energy, Inc.	4,245	169,503
OGE Energy Corp.	4,042	153,272
Otter Tail Corp.	1,612	102,201
Pinnacle West Capital Corp.	2,047	142,492
Portland General Electric Co.	2,253	118,372
		1,016,905
Gas Utilities – 0.9%
Chesapeake Utilities Corp.	674	91,805
National Fuel Gas Co.	2,227	135,246
New Jersey Resources Corp.	2,671	107,401
Spire, Inc.	1,424	93,870
UGI Corp.	3,671	166,480
		594,802

	Shares	Value

Independent Power and Renewable Electricity Producers – 0.2%
Clearway Energy, Inc. Class C	3,229	$ 108,753
Multi-Utilities – 0.4%
Avista Corp.	2,210	98,257
MDU Resources Group, Inc.	4,173	122,561
NorthWestern Corp. (b)	1,552	90,202
		311,020
Water Utilities – 0.1%
California Water Service Group	1,509	93,694
TOTAL UTILITIES		2,125,174
TOTAL COMMON STOCKS (Cost $66,438,263)		67,375,775
Money Market Funds – 1.2%

Fidelity Cash Central Fund, 0.08% (d)	91,132	91,150
Fidelity Securities Lending Cash Central Fund, 0.08% (d)(e)	704,205	704,275
TOTAL MONEY MARKET FUNDS (Cost $795,425)		795,425
TOTAL INVESTMENT IN SECURITIES – 101.0% (Cost $67,233,688)		68,171,200
NET OTHER ASSETS (LIABILITIES) – (1.0%)		(683,495)
NET ASSETS – 100.0%		$ 67,487,705

Legend
(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $41,362 or 0.1% of net assets.
(d)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.
(e)	Investment made with cash collateral received from securities on loan.

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	40

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contract
CME E-mini Russell 2000 Index Contracts (United States)	1	March 2022	$101,220	$(7,600)	$(7,600)
The notional amount of futures purchased as a percentage of Net Assets is 0.1%
Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including ownership percentage, is presented below.
Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund, 0.08%	$ 25,839	$1,756,848	$1,691,537	$ 34	$—	$—	$ 91,150	0.0%
Fidelity Securities Lending Cash Central Fund, 0.08%	92,825	2,970,138	2,358,688	1,521	—	—	$704,275	0.0%
Total	$118,664	$4,726,986	$4,050,225	$1,555	$—	$—	$795,425
Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received from lending certain types of securities.
See accompanying notes which are an integral part of the financial statements.
41	Semi-Annual Report

Fidelity® Small-Mid Multifactor ETF
Schedule of Investments (Unaudited)–continued
Investment Valuation
The following is a summary of the inputs used, as of January 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3

Investments in Securities:
Equities:
Communication Services	$ 2,428,414	$ 2,428,414	$ —	$ —
Consumer Discretionary	9,180,453	9,180,453	—	—
Consumer Staples	2,246,973	2,246,973	—	—
Energy	2,728,380	2,728,380	—	—
Financials	11,317,154	11,317,154	—	—
Health Care	7,610,525	7,610,525	—	—
Industrials	11,381,391	11,381,391	—	—
Information Technology	8,537,690	8,537,690	—	—
Materials	3,753,936	3,753,936	—	—
Real Estate	6,065,685	6,065,685	—	—
Utilities	2,125,174	2,125,174	—	—
Money Market Funds	795,425	795,425	—	—
Total Investments in Securities:	$ 68,171,200	$ 68,171,200	$ —	$ —

Derivative Instruments:
Liabilities
Futures Contracts	$ (7,600)	$ (7,600)	$ —	$ —
Total Liabilities	$ (7,600)	$ (7,600)	$ —	$ —
Total Derivative Instruments:	$ (7,600)	$ (7,600)	$ —	$ —
Value of Derivative Instruments
The following table is a summary of the Fund’s value of derivative instruments by primary risk exposure as of January 31, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.
Primary Risk/ Derivative Type	Value
	Asset	Liabilities
Equity Risk
Futures Contracts(a)	$0	$(7,600)
Total Equity Risk	0	(7,600)
Total Value of Derivatives	$0	$(7,600)

(a)	Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in total accumulated earnings (loss).
See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	42

Fidelity® Stocks For Inflation ETF
Schedule of Investments January 31, 2022 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.9%
	Shares	Value
COMMUNICATION SERVICES – 6.1%
Diversified Telecommunication Services – 1.1%
Lumen Technologies, Inc.	134,513	$ 1,662,581
Entertainment – 0.2%
Activision Blizzard, Inc.	4,686	370,241
Interactive Media & Services – 3.2%
Alphabet, Inc. Class A (a)	1,121	3,033,504
Facebook, Inc. Class A (a)	4,911	1,538,420
j2 Global, Inc. (a)	3,265	343,021
		4,914,945
Media – 1.6%
Comcast Corp. Class A	12,569	628,324
Discovery, Inc. Class A (a)	9,936	277,314
Fox Corp. Class A	7,974	323,824
Loyalty Ventures, Inc. (a)	1,972	57,799
Nexstar Media Group, Inc. Class A	1,828	302,315
Omnicom Group, Inc.	4,023	303,173
The Interpublic Group of Cos., Inc.	7,998	284,249
ViacomCBS, Inc. Class B	7,504	251,009
		2,428,007
TOTAL COMMUNICATION SERVICES		9,375,774
CONSUMER DISCRETIONARY – 6.5%
Automobiles – 0.8%
Ford Motor Co.	63,440	1,287,832
Hotels, Restaurants & Leisure – 1.1%
Boyd Gaming Corp. (a)	13,250	787,845
Starbucks Corp.	8,726	857,940
		1,645,785
Household Durables – 0.9%
Mohawk Industries, Inc. (a)	3,949	623,429
PulteGroup, Inc.	14,887	784,396
		1,407,825
Multiline Retail – 1.9%
Kohl's Corp.	15,077	900,248
Macy's, Inc.	44,359	1,135,590
Target Corp.	3,895	858,575
		2,894,413
Specialty Retail – 1.4%
Bath & Body Works, Inc.	12,770	716,014
Dick's Sporting Goods, Inc.	7,213	832,380
Foot Locker, Inc.	14,205	634,680
		2,183,074
Textiles, Apparel & Luxury Goods – 0.4%
Crocs, Inc. (a)	5,515	565,949
TOTAL CONSUMER DISCRETIONARY		9,984,878

	Shares	Value
CONSUMER STAPLES – 11.1%
Beverages – 2.4%
The Coca-Cola Co.	59,784	$ 3,647,422
Food Products – 4.6%
Bunge Ltd.	35,663	3,525,644
Tyson Foods, Inc. Class A	38,595	3,507,900
		7,033,544
Tobacco – 4.1%
Altria Group, Inc.	61,903	3,149,624
Philip Morris International, Inc.	31,722	3,262,608
		6,412,232
TOTAL CONSUMER STAPLES		17,093,198
ENERGY – 10.7%
Oil, Gas & Consumable Fuels – 10.7%
EOG Resources, Inc.	75,769	8,446,728
Ovintiv, Inc.	205,971	7,991,675
TOTAL ENERGY		16,438,403
FINANCIALS – 5.4%
Banks – 1.5%
First Horizon Corp.	43,866	750,547
Popular, Inc.	9,188	819,294
Western Alliance Bancorp	7,049	699,191
		2,269,032
Capital Markets – 1.0%
Evercore, Inc. Class A	5,153	643,197
Goldman Sachs Group, Inc.	2,367	839,528
		1,482,725
Consumer Finance – 1.7%
Capital One Financial Corp.	4,985	731,449
Discover Financial Services	5,800	671,350
OneMain Holdings, Inc.	11,626	600,599
Synchrony Financial	14,819	631,141
		2,634,539
Diversified Financial Services – 1.2%
Berkshire Hathaway, Inc. Class B (a)	5,912	1,850,574
TOTAL FINANCIALS		8,236,870
HEALTH CARE – 16.1%
Biotechnology – 1.6%
Moderna, Inc. (a)	4,929	834,628
United Therapeutics Corp. (a)	8,036	1,622,227
		2,456,855
Health Care Providers & Services – 7.0%
Anthem, Inc.	5,123	2,259,192
HCA Healthcare, Inc.	7,383	1,772,289
Laboratory Corp. of America Holdings (a)	5,746	1,559,234
Tenet Healthcare Corp. (a)	23,740	1,759,609

See accompanying notes which are an integral part of the financial statements.
43	Semi-Annual Report

Fidelity® Stocks For Inflation ETF
Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
HEALTH CARE – continued
Health Care Providers & Services – continued
UnitedHealth Group, Inc.	7,119	$ 3,364,226
		10,714,550
Life Sciences Tools & Services – 1.7%
Bio-Rad Laboratories, Inc. Class A (a)	2,193	1,315,208
Waters Corp. (a)	4,279	1,369,793
		2,685,001
Pharmaceuticals – 5.8%
Bristol-Myers Squibb Co.	31,194	2,024,179
Eli Lilly & Co.	8,811	2,162,131
Jazz Pharmaceuticals PLC (a)	11,103	1,542,318
Johnson & Johnson	18,201	3,135,850
		8,864,478
TOTAL HEALTH CARE		24,720,884
INDUSTRIALS – 4.7%
Building Products – 0.3%
Owens Corning	4,660	413,342
Construction & Engineering – 0.2%
MasTec, Inc. (a)	4,436	382,073
Electrical Equipment – 0.3%
Emerson Electric Co.	4,989	458,738
Machinery – 1.0%
Caterpillar, Inc.	2,737	551,670
Deere & Co.	1,557	586,055
Snap-on, Inc.	2,001	416,708
		1,554,433
Road & Rail – 2.6%
Avis Budget Group, Inc. (a)	5,330	939,039
Union Pacific Corp.	12,583	3,077,173
		4,016,212
Trading Companies & Distributors – 0.3%
United Rentals, Inc. (a)	1,414	452,650
TOTAL INDUSTRIALS		7,277,448
INFORMATION TECHNOLOGY – 22.4%
Communications Equipment – 0.7%
Cisco Systems, Inc.	19,738	1,098,815
IT Services – 5.0%
Accenture PLC Class A	3,166	1,119,434
Alliance Data Systems Corp.	5,015	346,236
Amdocs Ltd.	6,260	475,071
Automatic Data Processing, Inc.	3,288	677,887
DXC Technology Co. (a)	12,289	369,653
Gartner, Inc. (a)	1,763	518,128
International Business Machines Corp.	5,626	751,465
Kyndryl Holdings, Inc. (a)	1,119	18,889
Mastercard, Inc. Class A	3,629	1,402,173

	Shares	Value

Paychex, Inc.	4,790	$ 564,070
Visa, Inc. Class A	6,553	1,482,092
		7,725,098
Semiconductors & Semiconductor Equipment – 4.5%
Applied Materials, Inc.	5,697	787,211
Broadcom, Inc.	2,053	1,202,812
Intel Corp.	19,540	953,943
KLA Corp.	1,694	659,423
Lam Research Corp.	1,092	644,193
Micron Technology, Inc.	8,623	709,414
QUALCOMM, Inc.	6,178	1,085,845
Texas Instruments, Inc.	4,887	877,168
		6,920,009
Software – 5.7%
Consensus Cloud Solutions, Inc. (a)	1,081	61,293
Fortinet, Inc. (a)	1,872	556,433
Microsoft Corp.	22,391	6,963,153
Oracle Corp.	10,066	816,957
Teradata Corp. (a)	9,169	369,877
		8,767,713
Technology Hardware, Storage & Peripherals – 6.5%
Apple, Inc.	46,448	8,118,182
HP, Inc.	18,717	687,475
NetApp, Inc.	6,143	531,431
Seagate Technology Holdings PLC	5,500	589,325
		9,926,413
TOTAL INFORMATION TECHNOLOGY		34,438,048
MATERIALS – 8.0%
Chemicals – 2.6%
Olin Corp.	78,325	3,968,727
Metals & Mining – 2.6%
Freeport-McMoRan, Inc.	105,195	3,915,358
Paper & Forest Products – 2.8%
Louisiana-Pacific Corp.	65,202	4,332,021
TOTAL MATERIALS		12,216,106
REAL ESTATE – 5.6%
Equity Real Estate Investment Trusts (REITs) – 3.8%
Simon Property Group, Inc.	19,540	2,876,288
Weyerhaeuser Co.	74,216	3,000,553
		5,876,841
Real Estate Management & Development – 1.8%
CBRE Group, Inc. Class A (a)	26,305	2,665,749
TOTAL REAL ESTATE		8,542,590
UTILITIES – 3.3%
Electric Utilities – 1.7%
NRG Energy, Inc.	65,849	2,629,350

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	44

Common Stocks – continued
	Shares	Value
UTILITIES – continued
Multi-Utilities – 1.6%
MDU Resources Group, Inc.	85,494	$ 2,510,959
TOTAL UTILITIES		5,140,309
TOTAL COMMON STOCKS (Cost $149,666,175)		153,464,508
Money Market Fund – 0.1%

Fidelity Cash Central Fund, 0.08% (b) (Cost $106,924)	106,902	106,924
TOTAL INVESTMENT IN SECURITIES – 100.0% (Cost $149,773,099)		153,571,432
NET OTHER ASSETS (LIABILITIES) – 0.0%		40,753
NET ASSETS – 100.0%		$ 153,612,185

Legend
(a)	Non-income producing.
(b)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.
Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including ownership percentage, is presented below.
Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund, 0.08%	$—	$1,666,623	$1,559,699	$24	$—	$—	$106,924	0.0%
Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.
Investment Valuation
The following is a summary of the inputs used, as of January 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3

Investments in Securities:
Equities:
Communication Services	$ 9,375,774	$ 9,375,774	$ —	$ —
Consumer Discretionary	9,984,878	9,984,878	—	—
Consumer Staples	17,093,198	17,093,198	—	—
Energy	16,438,403	16,438,403	—	—
Financials	8,236,870	8,236,870	—	—
Health Care	24,720,884	24,720,884	—	—
Industrials	7,277,448	7,277,448	—	—
Information Technology	34,438,048	34,438,048	—	—
Materials	12,216,106	12,216,106	—	—
Real Estate	8,542,590	8,542,590	—	—
Utilities	5,140,309	5,140,309	—	—
Money Market Fund	106,924	106,924	—	—
Total Investments in Securities:	$ 153,571,432	$ 153,571,432	$ —	$ —
See accompanying notes which are an integral part of the financial statements.
45	Semi-Annual Report

Fidelity® U.S. Multifactor ETF
Schedule of Investments January 31, 2022 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.8%
	Shares	Value
COMMUNICATION SERVICES – 10.3%
Diversified Telecommunication Services – 0.7%
AT&T, Inc.	4,686	$ 119,493
Entertainment – 0.4%
Activision Blizzard, Inc.	971	76,718
Interactive Media & Services – 6.3%
Alphabet, Inc. Class A (a)	249	673,812
Facebook, Inc. Class A (a)	1,085	339,887
j2 Global, Inc. (a)	470	49,378
		1,063,077
Media – 2.9%
Comcast Corp. Class A	2,711	135,523
Discovery, Inc. Class C (a)	2,127	58,173
Fox Corp. Class A	1,616	65,626
Nexstar Media Group, Inc. Class A	366	60,529
Omnicom Group, Inc.	809	60,966
The Interpublic Group of Cos., Inc.	1,616	57,433
ViacomCBS, Inc. Class B	1,524	50,978
		489,228
TOTAL COMMUNICATION SERVICES		1,748,516
CONSUMER DISCRETIONARY – 12.1%
Automobiles – 1.4%
Ford Motor Co.	11,532	234,099
Diversified Consumer Services – 0.8%
Service Corp. International	2,200	135,784
Hotels, Restaurants & Leisure – 2.9%
Domino's Pizza, Inc.	270	122,756
McDonald's Corp.	870	225,721
Yum! Brands, Inc.	1,140	142,694
		491,171
Household Durables – 1.6%
Lennar Corp. Class A	1,407	135,227
PulteGroup, Inc.	2,679	141,156
		276,383
Multiline Retail – 0.9%
Target Corp.	720	158,710
Specialty Retail – 4.5%
AutoZone, Inc. (a)	92	182,744
Foot Locker, Inc.	2,563	114,515
O'Reilly Automotive, Inc. (a)	253	164,893
The Home Depot, Inc.	827	303,492
		765,644
TOTAL CONSUMER DISCRETIONARY		2,061,791
CONSUMER STAPLES – 5.6%
Household Products – 3.8%
Colgate-Palmolive Co.	1,618	133,404
Kimberly-Clark Corp.	886	121,958

	Shares	Value

The Clorox Co.	670	$ 112,466
The Procter & Gamble Co.	1,666	267,310
		635,138
Tobacco – 1.8%
Altria Group, Inc.	2,856	145,313
Philip Morris International, Inc.	1,622	166,823
		312,136
TOTAL CONSUMER STAPLES		947,274
ENERGY – 3.1%
Oil, Gas & Consumable Fuels – 3.1%
EOG Resources, Inc.	2,836	316,157
Kinder Morgan, Inc.	11,654	202,314
TOTAL ENERGY		518,471
FINANCIALS – 10.9%
Banks – 2.1%
First Horizon Corp.	10,148	173,632
Popular, Inc.	2,145	191,270
		364,902
Capital Markets – 2.0%
MSCI, Inc.	281	150,650
S&P Global, Inc.	447	185,603
		336,253
Consumer Finance – 2.8%
Capital One Financial Corp.	1,139	167,125
Discover Financial Services	1,344	155,568
Synchrony Financial	3,440	146,510
		469,203
Insurance – 3.1%
Aflac, Inc.	3,044	191,224
American Financial Group, Inc.	1,204	156,857
The Travelers Cos., Inc.	1,134	188,448
		536,529
Mortgage Real Estate Investment Trusts (REITs) – 0.9%
AGNC Investment Corp.	10,022	149,228
TOTAL FINANCIALS		1,856,115
HEALTH CARE – 12.5%
Biotechnology – 3.9%
Amgen, Inc.	718	163,087
Biogen, Inc. (a)	403	91,078
Gilead Sciences, Inc.	2,175	149,379
Regeneron Pharmaceuticals, Inc. (a)	233	141,801
United Therapeutics Corp. (a)	580	117,085
		662,430
Health Care Providers & Services – 1.4%
HCA Healthcare, Inc.	568	136,348
Universal Health Services, Inc. Class B	792	103,008
		239,356

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	46

Common Stocks – continued
	Shares	Value
HEALTH CARE – continued
Life Sciences Tools & Services – 0.6%
Bio-Rad Laboratories, Inc. Class A (a)	160	$ 95,957
Pharmaceuticals – 6.6%
Bristol-Myers Squibb Co.	2,582	167,546
Eli Lilly & Co.	749	183,797
Johnson & Johnson	1,694	291,859
Merck & Co., Inc.	2,527	205,900
Organon & Co.	4,025	128,438
Zoetis, Inc.	751	150,042
		1,127,582
TOTAL HEALTH CARE		2,125,325
INDUSTRIALS – 8.8%
Air Freight & Logistics – 0.9%
Expeditors International of Washington, Inc.	1,307	149,625
Building Products – 1.8%
AO Smith Corp.	2,199	168,048
Owens Corning	1,644	145,823
		313,871
Construction & Engineering – 1.8%
MasTec, Inc. (a)	1,553	133,760
Quanta Services, Inc.	1,722	176,884
		310,644
Machinery – 1.8%
Cummins, Inc.	728	160,801
Snap-on, Inc.	710	147,857
		308,658
Road & Rail – 2.5%
Old Dominion Freight Line, Inc.	599	180,856
Union Pacific Corp.	964	235,746
		416,602
TOTAL INDUSTRIALS		1,499,400
INFORMATION TECHNOLOGY – 27.8%
IT Services – 7.6%
Accenture PLC Class A	451	159,464
Akamai Technologies, Inc. (a)	637	72,968
Amdocs Ltd.	902	68,453
Automatic Data Processing, Inc.	470	96,900
Cognizant Technology Solutions Corp. Class A	1,101	94,047
Mastercard, Inc. Class A	520	200,918
Maximus, Inc.	802	62,011
Paychex, Inc.	689	81,137
PayPal Holdings, Inc. (a)	689	118,467
The Western Union Co.	3,073	58,110
VeriSign, Inc. (a)	344	74,710

	Shares	Value

Visa, Inc. Class A	932	$ 210,790
		1,297,975
Semiconductors & Semiconductor Equipment – 3.7%
Applied Materials, Inc.	813	112,340
Intel Corp.	2,804	136,891
KLA Corp.	244	94,982
Lam Research Corp.	156	92,028
Skyworks Solutions, Inc.	411	60,220
Texas Instruments, Inc.	698	125,284
		621,745
Software – 8.6%
Adobe, Inc. (a)	291	155,481
Consensus Cloud Solutions, Inc. (a)	156	8,845
Dolby Laboratories, Inc. Class A	689	60,529
Fortinet, Inc. (a)	270	80,255
Microsoft Corp.	3,171	986,117
Oracle Corp.	1,440	116,870
VMware, Inc. Class A	443	56,917
		1,465,014
Technology Hardware, Storage & Peripherals – 7.9%
Apple, Inc.	6,583	1,150,577
HP, Inc.	2,691	98,841
Seagate Technology Holdings PLC	796	85,291
		1,334,709
TOTAL INFORMATION TECHNOLOGY		4,719,443
MATERIALS – 2.8%
Construction Materials – 0.9%
Eagle Materials, Inc.	981	143,079
Metals & Mining – 0.9%
Newmont Corp.	2,594	158,675
Paper & Forest Products – 1.0%
Louisiana-Pacific Corp.	2,557	169,887
TOTAL MATERIALS		471,641
REAL ESTATE – 3.6%
Equity Real Estate Investment Trusts (REITs) – 3.6%
Extra Space Storage, Inc.	1,008	199,776
Medical Properties Trust, Inc.	8,421	191,662
Public Storage	604	216,552
TOTAL REAL ESTATE		607,990
UTILITIES – 2.3%
Multi-Utilities – 2.3%
MDU Resources Group, Inc.	6,087	178,775
See accompanying notes which are an integral part of the financial statements.
47	Semi-Annual Report

Fidelity® U.S. Multifactor ETF
Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
UTILITIES – continued
Multi-Utilities – continued
Public Service Enterprise Group, Inc.	3,215	$ 213,894
TOTAL UTILITIES		392,669
TOTAL COMMON STOCKS (Cost $15,706,299)		16,948,635
TOTAL INVESTMENT IN SECURITIES – 99.8% (Cost $15,706,299)		16,948,635
NET OTHER ASSETS (LIABILITIES) – 0.2%		31,963
NET ASSETS – 100.0%		$ 16,980,598

Legend
(a)	Non-income producing.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including ownership percentage, is presented below.
Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund, 0.08%	$7,306	$52,877	$60,183	$2	$—	$—	$—	0.0%
Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.
Investment Valuation
The following is a summary of the inputs used, as of January 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3

Investments in Securities:
Equities:
Communication Services	$ 1,748,516	$ 1,748,516	$ —	$ —
Consumer Discretionary	2,061,791	2,061,791	—	—
Consumer Staples	947,274	947,274	—	—
Energy	518,471	518,471	—	—
Financials	1,856,115	1,856,115	—	—
Health Care	2,125,325	2,125,325	—	—
Industrials	1,499,400	1,499,400	—	—
Information Technology	4,719,443	4,719,443	—	—
Materials	471,641	471,641	—	—
Real Estate	607,990	607,990	—	—
Utilities	392,669	392,669	—	—
Total Investments in Securities:	$ 16,948,635	$ 16,948,635	$ —	$ —
See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	48

Fidelity® Value Factor ETF
Schedule of Investments January 31, 2022 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.7%
	Shares	Value
COMMUNICATION SERVICES – 9.9%
Diversified Telecommunication Services – 1.6%
AT&T, Inc.	148,310	$3,781,905
Verizon Communications, Inc.	80,890	4,305,775
		8,087,680
Interactive Media & Services – 6.1%
Alphabet, Inc. Class A (a)	7,254	19,629,832
Facebook, Inc. Class A (a)	32,071	10,046,561
		29,676,393
Media – 2.2%
Comcast Corp. Class A	84,054	4,201,859
Discovery, Inc. Class A (a)	70,539	1,968,744
Fox Corp. Class A	56,606	2,298,770
Loyalty Ventures, Inc. (a)	15,603	457,324
ViacomCBS, Inc. Class B	52,894	1,769,304
		10,696,001
TOTAL COMMUNICATION SERVICES		48,460,074
CONSUMER DISCRETIONARY – 11.3%
Automobiles – 1.8%
Ford Motor Co.	256,169	5,200,231
General Motors Co. (a)	67,735	3,571,666
		8,771,897
Diversified Consumer Services – 0.6%
H&R Block, Inc.	117,947	2,696,269
Hotels, Restaurants & Leisure – 1.8%
McDonald's Corp.	20,649	5,357,383
Starbucks Corp.	37,635	3,700,273
		9,057,656
Household Durables – 2.4%
Lennar Corp. Class A	30,821	2,962,206
PulteGroup, Inc.	57,363	3,022,457
Toll Brothers, Inc.	51,128	3,015,018
Whirlpool Corp.	13,807	2,902,093
		11,901,774
Internet & Direct Marketing Retail – 3.5%
Amazon.com, Inc. (a)	5,650	16,901,806
Multiline Retail – 0.7%
Kohl's Corp.	58,054	3,466,404
Specialty Retail – 0.5%
Foot Locker, Inc.	54,616	2,440,243
TOTAL CONSUMER DISCRETIONARY		55,236,049
CONSUMER STAPLES – 5.7%
Food & Staples Retailing – 1.6%
The Kroger Co.	47,517	2,071,266
Walgreens Boots Alliance, Inc.	42,866	2,133,012
Walmart, Inc.	26,590	3,717,548
		7,921,826

	Shares	Value

Food Products – 1.0%
Archer-Daniels-Midland Co.	34,054	$2,554,050
Tyson Foods, Inc. Class A	26,602	2,417,856
		4,971,906
Household Products – 1.8%
Kimberly-Clark Corp.	16,024	2,205,703
The Procter & Gamble Co.	38,855	6,234,285
		8,439,988
Tobacco – 1.3%
Altria Group, Inc.	55,220	2,809,593
Philip Morris International, Inc.	33,849	3,481,370
		6,290,963
TOTAL CONSUMER STAPLES		27,624,683
ENERGY – 3.3%
Oil, Gas & Consumable Fuels – 3.3%
Chevron Corp.	29,445	3,867,012
ConocoPhillips	29,257	2,592,755
EOG Resources, Inc.	17,729	1,976,429
Exxon Mobil Corp.	61,203	4,648,980
Marathon Oil Corp.	76,055	1,480,791
Occidental Petroleum Corp.	39,658	1,493,917
TOTAL ENERGY		16,059,884
FINANCIALS – 10.2%
Banks – 2.1%
Citigroup, Inc.	66,469	4,328,462
Wells Fargo & Co.	110,519	5,945,922
		10,274,384
Capital Markets – 0.8%
Goldman Sachs Group, Inc.	11,655	4,133,795
Consumer Finance – 2.6%
Ally Financial, Inc.	63,206	3,016,190
Capital One Financial Corp.	23,647	3,469,724
Discover Financial Services	27,171	3,145,043
Synchrony Financial	68,606	2,921,930
		12,552,887
Diversified Financial Services – 2.0%
Berkshire Hathaway, Inc. Class B (a)	31,974	10,008,501
Insurance – 1.5%
MetLife, Inc.	59,655	4,000,464
The Allstate Corp.	26,956	3,252,781
		7,253,245
Mortgage Real Estate Investment Trusts (REITs) – 1.2%
AGNC Investment Corp.	195,982	2,918,172
Annaly Capital Management, Inc.	375,284	2,964,744
		5,882,916
TOTAL FINANCIALS		50,105,728

See accompanying notes which are an integral part of the financial statements.
49	Semi-Annual Report

Fidelity® Value Factor ETF
Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
HEALTH CARE – 13.7%
Biotechnology – 3.0%
AbbVie, Inc.	46,696	$ 6,392,216
Amgen, Inc.	19,674	4,468,752
Gilead Sciences, Inc.	58,782	4,037,148
		14,898,116
Health Care Equipment & Supplies – 0.5%
Quidel Corp. (a)	21,965	2,270,302
Health Care Providers & Services – 3.9%
Anthem, Inc.	10,970	4,837,660
CVS Health Corp.	53,464	5,694,451
UnitedHealth Group, Inc.	18,095	8,551,154
		19,083,265
Life Sciences Tools & Services – 0.5%
Bio-Rad Laboratories, Inc. Class A (a)	4,296	2,576,440
Pharmaceuticals – 5.8%
Bristol-Myers Squibb Co.	70,316	4,562,806
Jazz Pharmaceuticals PLC (a)	21,555	2,994,205
Johnson & Johnson	47,307	8,150,523
Merck & Co., Inc.	69,352	5,650,801
Pfizer, Inc.	131,438	6,925,468
		28,283,803
TOTAL HEALTH CARE		67,111,926
INDUSTRIALS – 8.7%
Aerospace & Defense – 0.6%
Lockheed Martin Corp.	8,488	3,302,935
Air Freight & Logistics – 1.3%
FedEx Corp.	10,253	2,520,803
United Parcel Service, Inc. Class B	18,982	3,838,350
		6,359,153
Building Products – 0.4%
Owens Corning (b)	22,817	2,023,868
Industrial Conglomerates – 0.6%
3M Co.	16,976	2,818,356
Machinery – 3.3%
Caterpillar, Inc.	16,149	3,254,993
Cummins, Inc.	10,718	2,367,392
Deere & Co.	9,176	3,453,846
Oshkosh Corp.	19,014	2,163,983
PACCAR, Inc.	29,808	2,771,846
Snap-on, Inc.	9,909	2,063,549
		16,075,609
Professional Services – 0.4%
ManpowerGroup, Inc.	18,459	1,935,795
Road & Rail – 2.1%
CSX Corp.	89,997	3,079,697
Norfolk Southern Corp.	10,958	2,980,467

	Shares	Value

Union Pacific Corp.	16,906	$ 4,134,362
		10,194,526
TOTAL INDUSTRIALS		42,710,242
INFORMATION TECHNOLOGY – 28.6%
IT Services – 8.2%
Accenture PLC Class A	18,173	6,425,609
Alliance Data Systems Corp.	39,016	2,693,665
Amdocs Ltd.	48,063	3,647,501
Cognizant Technology Solutions Corp. Class A	54,218	4,631,302
DXC Technology Co. (a)	94,443	2,840,845
International Business Machines Corp.	34,832	4,652,510
Kyndryl Holdings, Inc. (a)(b)	6,967	117,603
Mastercard, Inc. Class A	19,312	7,461,771
Visa, Inc. Class A	33,684	7,618,310
		40,089,116
Semiconductors & Semiconductor Equipment – 3.4%
Intel Corp.	110,989	5,418,483
Micron Technology, Inc.	56,071	4,612,961
QUALCOMM, Inc.	36,767	6,462,168
		16,493,612
Software – 8.9%
Microsoft Corp.	96,491	30,006,771
Oracle Corp.	59,977	4,867,733
Salesforce.com, Inc. (a)	24,943	5,802,490
VMware, Inc. Class A	23,264	2,988,959
		43,665,953
Technology Hardware, Storage & Peripherals – 8.1%
Apple, Inc.	199,581	34,882,767
HP, Inc.	134,788	4,950,764
		39,833,531
TOTAL INFORMATION TECHNOLOGY		140,082,212
MATERIALS – 2.6%
Chemicals – 0.8%
Dow, Inc.	24,260	1,449,050
LyondellBasell Industries N.V. Class A	12,915	1,249,268
The Mosaic Co.	35,467	1,416,906
		4,115,224
Containers & Packaging – 0.4%
International Paper Co.	21,271	1,026,326
Westrock Co.	22,995	1,061,449
		2,087,775
Metals & Mining – 1.1%
Freeport-McMoRan, Inc.	43,459	1,617,544
Newmont Corp.	24,804	1,517,261
Nucor Corp.	12,905	1,308,567
United States Steel Corp. (b)	41,355	856,875
		5,300,247

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	50

Common Stocks – continued
	Shares	Value
MATERIALS – continued
Paper & Forest Products – 0.3%
Louisiana-Pacific Corp.	18,662	$1,239,903
Sylvamo Corp. (a)	1,936	57,674
		1,297,577
TOTAL MATERIALS		12,800,823
REAL ESTATE – 3.1%
Equity Real Estate Investment Trusts (REITs) – 2.7%
Alexandria Real Estate Equities, Inc.	4,808	936,791
American Tower Corp.	7,469	1,878,453
Kilroy Realty Corp.	11,402	729,728
Kimco Realty Corp.	38,383	931,172
Medical Properties Trust, Inc.	39,610	901,524
Omega Healthcare Investors, Inc.	21,995	692,403
Prologis, Inc.	13,471	2,112,522
Simon Property Group, Inc.	8,727	1,284,614
SL Green Realty Corp.	10,116	733,619
VICI Properties, Inc.	28,140	805,367
Welltower, Inc.	12,502	1,083,048
Weyerhaeuser Co.	28,049	1,134,021
		13,223,262
Real Estate Management & Development – 0.4%
CBRE Group, Inc. Class A (a)	10,657	1,079,980
Jones Lang LaSalle, Inc. (a)	3,296	826,604
		1,906,584
TOTAL REAL ESTATE		15,129,846
UTILITIES – 2.6%
Electric Utilities – 1.6%
Duke Energy Corp.	20,054	2,106,873
Exelon Corp.	36,870	2,136,616
NRG Energy, Inc.	32,189	1,285,307
PG&E Corp. (a)	165,807	2,120,672
		7,649,468

	Shares	Value

Multi-Utilities – 1.0%
Consolidated Edison, Inc.	20,244	$ 1,750,094
Public Service Enterprise Group, Inc.	24,998	1,663,117
Sempra Energy	12,813	1,770,244
		5,183,455
TOTAL UTILITIES		12,832,923
TOTAL COMMON STOCKS (Cost $430,361,413)		488,154,390
Money Market Funds – 0.8%

Fidelity Cash Central Fund, 0.08% (c)	976,687	976,883
Fidelity Securities Lending Cash Central Fund, 0.08% (c)(d)	2,792,704	2,792,983
TOTAL MONEY MARKET FUNDS (Cost $3,769,866)		3,769,866
TOTAL INVESTMENT IN SECURITIES – 100.5% (Cost $434,131,279)		491,924,256
NET OTHER ASSETS (LIABILITIES) – (0.5%)		(2,291,496)
NET ASSETS – 100.0%		$ 489,632,760

Legend
(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.
(d)	Investment made with cash collateral received from securities on loan.
Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
CME Micro E-mini S&P 500 Index Future Contracts (United States)	3	March 2022	$ 675,637	$ (22,105)	$ (22,105)
CME E-mini S&P 500 Index Future Contracts (United States)	31	March 2022	698,159	(13,379)	(13,379)
Total Equity Index Contracts					$ (35,484)
The notional amount of futures purchased as a percentage of Net Assets is 0.3%
Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including ownership percentage, is presented below.
See accompanying notes which are an integral part of the financial statements.
51	Semi-Annual Report

Fidelity® Value Factor ETF
Schedule of Investments (Unaudited)–continued
Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund, 0.08%	$ 647,052	$ 6,091,064	$ 5,761,233	$ 320	$—	$—	$ 976,883	0.0%
Fidelity Securities Lending Cash Central Fund, 0.08%	3,639,908	36,960,206	37,807,131	18,133	—	—	$2,792,983	0.0%
Total	$4,286,960	$43,051,270	$43,568,364	$18,453	$—	$—	$3,769,866
Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received from lending certain types of securities.
Investment Valuation
The following is a summary of the inputs used, as of January 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3

Investments in Securities:
Equities:
Communication Services	$ 48,460,074	$ 48,460,074	$ —	$ —
Consumer Discretionary	55,236,049	55,236,049	—	—
Consumer Staples	27,624,683	27,624,683	—	—
Energy	16,059,884	16,059,884	—	—
Financials	50,105,728	50,105,728	—	—
Health Care	67,111,926	67,111,926	—	—
Industrials	42,710,242	42,710,242	—	—
Information Technology	140,082,212	140,082,212	—	—
Materials	12,800,823	12,800,823	—	—
Real Estate	15,129,846	15,129,846	—	—
Utilities	12,832,923	12,832,923	—	—
Money Market Funds	3,769,866	3,769,866	—	—
Total Investments in Securities:	$ 491,924,256	$ 491,924,256	$ —	$ —

Derivative Instruments:
Liabilities
Futures Contracts	$ (35,484)	$ (35,484)	$ —	$ —
Total Liabilities	$ (35,484)	$ (35,484)	$ —	$ —
Total Derivative Instruments:	$ (35,484)	$ (35,484)	$ —	$ —
Value of Derivative Instruments
The following table is a summary of the Fund’s value of derivative instruments by primary risk exposure as of January 31, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.
Primary Risk/ Derivative Type	Value
	Asset	Liabilities
Equity Risk
Futures Contracts(a)	$0	$(35,484)
Total Equity Risk	0	(35,484)
Total Value of Derivatives	$0	$(35,484)

(a)	Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in total accumulated earnings (loss).
See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	52

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53

Financial Statements
Statements of Assets and Liabilities
January 31, 2022 (Unaudited)
	Fidelity Dividend ETF For Rising Rates	Fidelity High Dividend ETF	Fidelity Low Volatility Factor ETF	Fidelity Momentum Factor ETF
Assets
Investments in securities, at value (including securities loaned of $7,043,872, $18,064,233, $5,193,114 and $1,163,436, respectively) – See accompanying schedule:
Unaffiliated issuers	$596,893,144	$1,083,907,388	$468,284,873	$117,138,132
Fidelity Central Funds	9,036,863	19,990,887	5,836,686	1,317,689
Total Investments in Securities	$605,930,007	$1,103,898,275	$474,121,559	$118,455,821
Segregated cash with brokers for derivative instruments	162,000	237,600	44,280	11,880
Cash	—	—	21,628	25,218
Foreign currency held at value (cost $562,313, $1,240,329, $— and $—, respectively)	548,694	1,206,577	—	—
Receivable for investments sold	—	—	—	—
Receivable for fund shares sold	—	—	—	—
Dividends receivable	808,897	2,175,793	439,670	55,172
Receivable for daily variation margin on futures contracts	40,976	49,551	16,605	4,455
Distributions receivable from Fidelity Central Funds	3,211	5,007	343	178
Total assets	607,493,785	1,107,572,803	474,644,085	118,552,724
Liabilities
Payable for investments purchased	—	—	—	—
Payable for fund shares redeemed	—	—	—	—
Accrued management fees	139,158	256,350	113,251	29,559
Collateral on securities loaned, at value	7,125,000	18,463,150	5,216,163	1,127,580
Total liabilities	7,264,158	18,719,500	5,329,414	1,157,139
Net Assets	$600,229,627	$1,088,853,303	$469,314,671	$117,395,585
Net Assets consist of:
Paid in capital	$513,759,723	$ 911,736,584	$409,383,483	$104,091,680
Total accumulated earnings (loss)	86,469,904	177,116,719	59,931,188	13,303,905
Net Assets	$600,229,627	$1,088,853,303	$469,314,671	$117,395,585
Shares outstanding	13,450,000	26,950,000	9,550,000	2,350,000
Net Asset Value per share	$ 44.63	$ 40.40	$ 49.14	$ 49.96
Investments at cost – Unaffiliated issuers	$483,909,346	$ 925,115,206	$422,945,323	$109,941,082
Investments at cost – Fidelity Central Funds	9,036,863	19,990,887	5,836,686	1,317,689
Investments at cost	$492,946,209	$ 945,106,093	$428,782,009	$111,258,771
See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	54

Statements of Assets and Liabilities
January 31, 2022 (Unaudited)
	Fidelity Quality Factor ETF	Fidelity Small-Mid Multifactor ETF	Fidelity Stocks for Inflation ETF	Fidelity U.S. Multifactor ETF
Assets
Investments in securities, at value (including securities loaned of $1,154,748, $699,617, $— and $—, respectively) – See accompanying schedule:
Unaffiliated issuers	$259,881,423	$67,375,775	$153,464,508	$16,948,635
Fidelity Central Funds	1,596,683	795,425	106,924	—
Total Investments in Securities	$261,478,106	$68,171,200	$153,571,432	$16,948,635
Segregated cash with brokers for derivative instruments	30,240	5,500	—	—
Cash	47,737	11,338	—	20,952
Foreign currency held at value (cost $—, $188, $— and $—, respectively)	—	190	—	—
Receivable for investments sold	5,178,890	216,239	—	—
Receivable for fund shares sold	—	—	—	—
Dividends receivable	267,679	24,243	74,942	14,832
Receivable for daily variation margin on futures contracts	11,340	2,940	—	—
Distributions receivable from Fidelity Central Funds	871	146	8	—
Total assets	267,014,863	68,431,796	153,646,382	16,984,419
Liabilities
Payable for investments purchased	—	223,296	—	—
Payable for fund shares redeemed	5,218,429	—	—	—
Accrued management fees	62,891	16,520	34,197	3,821
Collateral on securities loaned, at value	1,171,907	704,275	—	—
Total liabilities	6,453,227	944,091	34,197	3,821
Net Assets	$260,561,636	$67,487,705	$153,612,185	$16,980,598
Net Assets consist of:
Paid in capital	$216,549,699	$62,428,402	$147,334,854	$15,508,008
Total accumulated earnings (loss)	44,011,937	5,059,303	6,277,331	1,472,590
Net Assets	$260,561,636	$67,487,705	$153,612,185	$16,980,598
Shares outstanding	4,950,000	2,000,000	4,650,000	650,000
Net Asset Value per share	$ 52.64	$ 33.74	$ 33.03	$ 26.12
Investments at cost – Unaffiliated issuers	$227,163,410	$66,438,263	$149,666,175	$15,706,299
Investments at cost – Fidelity Central Funds	1,596,683	795,425	106,924	—
Investments at cost	$228,760,093	$67,233,688	$149,773,099	$15,706,299
See accompanying notes which are an integral part of the financial statements.
55	Semi-Annual Report

Financial Statements  – continued
Statements of Assets and Liabilities
January 31, 2022 (Unaudited)
Fidelity Value Factor ETF
Assets
Investments in securities, at value (including securities loaned of $2,801,616) – See accompanying schedule:
Unaffiliated issuers	$488,154,390
Fidelity Central Funds	3,769,866
Total Investments in Securities	$491,924,256
Segregated cash with brokers for derivative instruments	65,880
Cash	—
Foreign currency held at value (cost $—)	—
Receivable for investments sold	—
Receivable for fund shares sold	5,100,321
Dividends receivable	488,307
Receivable for daily variation margin on futures contracts	24,705
Distributions receivable from Fidelity Central Funds	226
Total assets	497,603,695
Liabilities
Payable for investments purchased	5,065,538
Payable for fund shares redeemed	—
Accrued management fees	112,414
Collateral on securities loaned, at value	2,792,983
Total liabilities	7,970,935
Net Assets	$489,632,760
Net Assets consist of:
Paid in capital	$409,859,050
Total accumulated earnings (loss)	79,773,710
Net Assets	$489,632,760
Shares outstanding	9,600,000
Net Asset Value per share	$ 51.00
Investments at cost – Unaffiliated issuers	$430,361,413
Investments at cost – Fidelity Central Funds	3,769,866
Investments at cost	$434,131,279
See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	56

Statements of Operations
For the six months ended January 31, 2022 (Unaudited)
	Fidelity Dividend ETF For Rising Rates	Fidelity High Dividend ETF	Fidelity Low Volatility Factor ETF	Fidelity Momentum Factor ETF
Investment Income
Dividends	$ 6,761,191	$ 18,199,022	$ 3,833,649	$ 694,341
Non-Cash dividends	—	—	—	—
Interest	55	121	23	4
Income from Fidelity Central Funds (including $11,621, $17,223, $723 and $505, from security lending, respectively)	12,033	17,819	961	564
Total income	6,773,279	18,216,962	3,834,633	694,909
Expenses
Management fees	758,624	1,513,502	725,265	182,196
Independent trustees' fees and expenses	878	1,794	876	232
Total expenses before reductions	759,502	1,515,296	726,141	182,428
Expense reductions	(2)	(3)	(5)	(8)
Total expenses	759,500	1,515,293	726,136	182,420
Net investment income (loss)	6,013,779	16,701,669	3,108,497	512,489
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment securities	252,464	1,257,416	(1,152,420)	(3,311,152)
Net realized gain (loss) on In-kind redemptions	—	50,171,970	41,132,200	22,117,243
Net realized gain (loss) on futures contracts	118,862	314,680	72,615	33,533
Net realized gain (loss) on foreign currency transactions	(8,387)	(45,274)	—	—
Total net realized gain (loss)	362,939	51,698,792	40,052,395	18,839,624
Change in net unrealized appreciation (depreciation) on investment securities	23,509,487	2,908,097	(33,002,897)	(18,060,951)
Change in net unrealized appreciation (depreciation) on Fidelity Central Funds	—	—	—	—
Change in net unrealized appreciation (depreciation) on futures contracts	(116,277)	(259,136)	(50,459)	(25,210)
Change in net unrealized appreciation (depreciation) on assets and liabilities in foreign currencies	(14,223)	(43,992)	—	—
Total change in net unrealized appreciation (depreciation)	23,378,987	2,604,969	(33,053,356)	(18,086,161)
Net gain (loss)	23,741,926	54,303,761	6,999,039	753,463
Net increase (decrease) in net assets resulting from operations	$29,755,705	$ 71,005,430	$ 10,107,536	$ 1,265,952
See accompanying notes which are an integral part of the financial statements.
57	Semi-Annual Report

Financial Statements  – continued
Statements of Operations
For the six months ended January 31, 2022 (Unaudited)
	Fidelity Quality Factor ETF	Fidelity Small-Mid Multifactor ETF	Fidelity Stocks for Inflation ETF	Fidelity U.S. Multifactor ETF
Investment Income
Dividends	$ 1,934,179	$ 456,419	$ 840,539	$ 138,521
Non-Cash dividends	—	56,521	—	—
Interest	8	—	—	—
Income from Fidelity Central Funds (including $3,094, $1,521, $— and $—, from security lending, respectively)	3,200	1,555	24	2
Total income	1,937,387	514,495	840,563	138,523
Expenses
Management fees	348,375	88,804	123,402	19,831
Independent trustees' fees and expenses	406	107	110	22
Total expenses before reductions	348,781	88,911	123,512	19,853
Expense reductions	(7)	(4)	(5)	(4)
Total expenses	348,774	88,907	123,507	19,849
Net investment income (loss)	1,588,613	425,588	717,056	118,674
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment securities	(1,286,562)	(1,693,303)	(1,004,853)	(79,083)
Net realized gain (loss) on In-kind redemptions	26,280,870	7,284,131	3,580,846	373,608
Net realized gain (loss) on futures contracts	35,771	1,313	—	—
Net realized gain (loss) on foreign currency transactions	—	2	—	—
Total net realized gain (loss)	25,030,079	5,592,143	2,575,993	294,525
Change in net unrealized appreciation (depreciation) on investment securities	(19,324,025)	(6,908,681)	899,879	(59,653)
Change in net unrealized appreciation (depreciation) on Fidelity Central Funds	(1)	—	—	—
Change in net unrealized appreciation (depreciation) on futures contracts	(23,558)	(7,600)	—	—
Change in net unrealized appreciation (depreciation) on assets and liabilities in foreign currencies	—	(1)	—	—
Total change in net unrealized appreciation (depreciation)	(19,347,584)	(6,916,282)	899,879	(59,653)
Net gain (loss)	5,682,495	(1,324,139)	3,475,872	234,872
Net increase (decrease) in net assets resulting from operations	$ 7,271,108	$ (898,551)	$ 4,192,928	$ 353,546
See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	58

Statements of Operations
For the six months ended January 31, 2022 (Unaudited)
Fidelity Value Factor ETF
Investment Income
Dividends	$ 4,395,011
Non-Cash dividends	—
Interest	32
Income from Fidelity Central Funds (including $18,133 from security lending)	18,453
Total income	4,413,496
Expenses
Management fees	647,328
Independent trustees' fees and expenses	761
Total expenses before reductions	648,089
Expense reductions	(5)
Total expenses	648,084
Net investment income (loss)	3,765,412
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment securities	(1,813,165)
Net realized gain (loss) on In-kind redemptions	47,721,566
Net realized gain (loss) on futures contracts	82,886
Net realized gain (loss) on foreign currency transactions	—
Total net realized gain (loss)	45,991,287
Change in net unrealized appreciation (depreciation) on investment securities	(27,035,910)
Change in net unrealized appreciation (depreciation) on Fidelity Central Funds	—
Change in net unrealized appreciation (depreciation) on futures contracts	(54,370)
Change in net unrealized appreciation (depreciation) on assets and liabilities in foreign currencies	—
Total change in net unrealized appreciation (depreciation)	(27,090,280)
Net gain (loss)	18,901,007
Net increase (decrease) in net assets resulting from operations	$ 22,666,419
See accompanying notes which are an integral part of the financial statements.
59	Semi-Annual Report

Financial Statements  – continued
Statements of Changes in Net Assets
	Fidelity Dividend ETF For Rising Rates		Fidelity High Dividend ETF
	Six months ended January 31, 2022 (Unaudited)	Year ended July 31, 2021	Six months ended January 31, 2022 (Unaudited)	Year ended July 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 6,013,779	$ 8,784,728	$ 16,701,669	$ 21,768,395
Net realized gain (loss)	362,939	8,411,727	51,698,792	(873,727)
Change in net unrealized appreciation (depreciation)	23,378,987	90,284,912	2,604,969	217,287,166
Net increase (decrease) in net assets resulting from operations	29,755,705	107,481,367	71,005,430	238,181,834
Distributions to shareholders	(5,545,350)	(8,481,250)	(15,271,950)	(21,671,400)
Share transactions
Proceeds from sales of shares	85,930,571	124,130,292	176,343,728	317,619,142
Cost of shares redeemed	—	(15,358,454)	(195,345,493)	(2,802,769)
Net increase (decrease) in net assets resulting from share transactions	85,930,571	108,771,838	(19,001,765)	314,816,373
Total increase (decrease) in net assets	110,140,926	207,771,955	36,731,715	531,326,807
Net Assets
Beginning of period	490,088,701	282,316,746	1,052,121,588	520,794,781
End of period	$600,229,627	$490,088,701	$1,088,853,303	$1,052,121,588
Other Information
Shares
Sold	1,950,000	3,050,000	4,500,000	8,850,000
Redeemed	—	(450,000)	(5,200,000)	(100,000)
Net increase (decrease)	1,950,000	2,600,000	(700,000)	8,750,000

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	60

Statements of Changes in Net Assets
	Fidelity Low Volatility Factor ETF		Fidelity Momentum Factor ETF
	Six months ended January 31, 2022 (Unaudited)	Year ended July 31, 2021	Six months ended January 31, 2022 (Unaudited)	Year ended July 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,108,497	$ 5,379,525	$ 512,489	$ 655,181
Net realized gain (loss)	40,052,395	26,847,966	18,839,624	15,466,576
Change in net unrealized appreciation (depreciation)	(33,053,356)	72,820,962	(18,086,161)	11,929,637
Net increase (decrease) in net assets resulting from operations	10,107,536	105,048,453	1,265,952	28,051,394
Distributions to shareholders	(2,852,900)	(5,363,100)	(449,400)	(712,000)
Share transactions
Proceeds from sales of shares	154,345,461	269,729,319	70,261,133	112,430,208
Cost of shares redeemed	(204,182,048)	(208,226,111)	(110,445,767)	(71,334,762)
Net increase (decrease) in net assets resulting from share transactions	(49,836,587)	61,503,208	(40,184,634)	41,095,446
Total increase (decrease) in net assets	(42,581,951)	161,188,561	(39,368,082)	68,434,840
Net Assets
Beginning of period	511,896,622	350,708,061	156,763,667	88,328,827
End of period	$ 469,314,671	$ 511,896,622	$ 117,395,585	$156,763,667
Other Information
Shares
Sold	3,150,000	6,300,000	1,350,000	2,500,000
Redeemed	(4,100,000)	(4,950,000)	(2,150,000)	(1,600,000)
Net increase (decrease)	(950,000)	1,350,000	(800,000)	900,000

See accompanying notes which are an integral part of the financial statements.
61	Semi-Annual Report

Financial Statements  – continued
Statements of Changes in Net Assets
	Fidelity Quality Factor ETF		Fidelity Small-Mid Multifactor ETF
	Six months ended January 31, 2022 (Unaudited)	Year ended July 31, 2021	Six months ended January 31, 2022 (Unaudited)	Year ended July 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,588,613	$ 2,456,845	$ 425,588	$ 529,744
Net realized gain (loss)	25,030,079	8,878,028	5,592,143	5,851,497
Change in net unrealized appreciation (depreciation)	(19,347,584)	43,078,149	(6,916,282)	6,938,993
Net increase (decrease) in net assets resulting from operations	7,271,108	54,413,022	(898,551)	13,320,234
Distributions to shareholders	(1,465,650)	(2,471,800)	(419,500)	(586,000)
Share transactions
Proceeds from sales of shares	110,583,671	107,535,102	38,040,873	56,891,867
Cost of shares redeemed	(101,548,288)	(60,777,523)	(37,174,255)	(20,803,647)
Net increase (decrease) in net assets resulting from share transactions	9,035,383	46,757,579	866,618	36,088,220
Total increase (decrease) in net assets	14,840,841	98,698,801	(451,433)	48,822,454
Net Assets
Beginning of period	245,720,795	147,021,994	67,939,138	19,116,684
End of period	$ 260,561,636	$245,720,795	$ 67,487,705	$ 67,939,138
Other Information
Shares
Sold	2,100,000	2,400,000	1,100,000	1,900,000
Redeemed	(1,950,000)	(1,450,000)	(1,100,000)	(700,000)
Net increase (decrease)	150,000	950,000	—	1,200,000

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	62

Statements of Changes in Net Assets
	Fidelity Stocks for Inflation ETF		Fidelity U.S. Multifactor ETF
	Six months ended January 31, 2022 (Unaudited)	Year ended July 31, 2021	Six months ended January 31, 2022 (Unaudited)	Year ended July 31, 2021A
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 717,056	$ 166,284	$ 118,674	$ 98,616
Net realized gain (loss)	2,575,993	448,093	294,525	555,355
Change in net unrealized appreciation (depreciation)	899,879	3,036,951	(59,653)	1,301,989
Net increase (decrease) in net assets resulting from operations	4,192,928	3,651,328	353,546	1,955,960
Distributions to shareholders	(630,300)	(220,000)	(108,000)	(135,400)
Share transactions
Proceeds from sales of shares	127,321,532	43,042,176	7,828,341	14,155,302
Cost of shares redeemed	(23,354,729)	(4,000,783)	(2,584,695)	(4,484,456)
Net increase (decrease) in net assets resulting from share transactions	103,966,803	39,041,393	5,243,646	9,670,846
Total increase (decrease) in net assets	107,529,431	42,472,721	5,489,192	11,491,406
Net Assets
Beginning of period	46,082,754	3,610,033	11,491,406	—
End of period	$153,612,185	$46,082,754	$16,980,598	$11,491,406
Other Information
Shares
Sold	3,900,000	1,500,000	300,000	650,000
Redeemed	(750,000)	(150,000)	(100,000)	(200,000)
Net increase (decrease)	3,150,000	1,350,000	200,000	450,000

A	For the period September 15, 2020 (commencement of operations) to July 31, 2021.
See accompanying notes which are an integral part of the financial statements.
63	Semi-Annual Report

Financial Statements  – continued
Statements of Changes in Net Assets
	Fidelity Value Factor ETF
	Six months ended January 31, 2022 (Unaudited)	Year ended July 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,765,412	$ 4,474,089
Net realized gain (loss)	45,991,287	4,981,984
Change in net unrealized appreciation (depreciation)	(27,090,280)	90,885,205
Net increase (decrease) in net assets resulting from operations	22,666,419	100,341,278
Distributions to shareholders	(3,678,000)	(4,318,450)
Share transactions
Proceeds from sales of shares	214,841,794	236,163,931
Cost of shares redeemed	(194,466,775)	(71,833,308)
Net increase (decrease) in net assets resulting from share transactions	20,375,019	164,330,623
Total increase (decrease) in net assets	39,363,438	260,353,451
Net Assets
Beginning of period	450,269,322	189,915,871
End of period	$ 489,632,760	$450,269,322
Other Information
Shares
Sold	4,300,000	5,450,000
Redeemed	(3,900,000)	(1,700,000)
Net increase (decrease)	400,000	3,750,000
See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	64

Financial Highlights
	Fidelity Dividend ETF For Rising Rates
	Six months ended January 31, 2022 (Unaudited)	Year ended July 31, 2021	Year ended July 31, 2020	Year ended July 31, 2019	Year ended July 31, 2018	Year ended July 31, 2017A
Selected Per-Share Data
Net asset value, beginning of period	$ 42.62	$ 31.72	$ 32.31	$ 31.54	$ 28.50	$ 25.34
Income from Investment Operations
Net investment income (loss)B,C	0.50	0.93	1.01	1.07	0.93	0.76
Net realized and unrealized gain (loss)	1.98	10.85	(0.56)	0.79	3.03	2.98
Total from investment operations	2.48	11.78	0.45	1.86	3.96	3.74
Distributions from net investment income	(0.47)	(0.88)	(1.04)	(1.09)	(0.92)	(0.58)
Total distributions	(0.47)	(0.88)	(1.04)	(1.09)	(0.92)	(0.58)
Net asset value, end of period	$ 44.63	$ 42.62	$ 31.72	$ 32.31	$ 31.54	$ 28.50
Total ReturnD,E,F	5.86%	37.57%	1.86%	6.09%	14.04%	14.85%
Ratios to Average Net AssetsB,G,H
Expenses before reductions	.29% I	.29%	.29%	.29%	.30%	.29% I
Expenses net of fee waivers, if any	.29% I	.29%	.29%	.29%	.30%	.29% I
Expenses net of all reductions	.29% I	.29%	.29%	.29%	.30%	.29% I
Net investment income (loss)	2.30% I	2.44%	3.15%	3.42%	3.08%	3.09% I
Supplemental Data
Net assets, end of period (000 omitted)	$600,230	$490,089	$282,317	$360,229	$346,896	$152,492
Portfolio turnover rateJ,K	0% L	32%	35%	35%	38%	52% L

A	For the period September 12, 2016 (commencement of operations) to July 31, 2017.
B	Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.
C	Calculated based on average shares outstanding during the period.
D	Based on net asset value.
E	Total returns for periods of less than one year are not annualized.
F	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
G	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
H	Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
I	Annualized.
J	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
K	Portfolio turnover rate excludes securities received or delivered in-kind.
L	Amount not annualized.

See accompanying notes which are an integral part of the financial statements.
65	Semi-Annual Report

Financial Statements  – continued
Financial Highlights
	Fidelity High Dividend ETF
	Six months ended January 31, 2022 (Unaudited)	Year ended July 31, 2021	Year ended July 31, 2020	Year ended July 31, 2019	Year ended July 31, 2018	Year ended July 31, 2017A
Selected Per-Share Data
Net asset value, beginning of period	$ 38.05	$ 27.56	$ 30.12	$ 30.15	$ 26.98	$ 25.32
Income from Investment Operations
Net investment income (loss)B,C	0.62	1.02	1.10	1.23	1.09	0.85
Net realized and unrealized gain (loss)	2.27	10.48	(2.52)	(0.03)	3.21	1.57
Total from investment operations	2.89	11.50	(1.42)	1.20	4.30	2.42
Distributions from net investment income	(0.54)	(1.01)	(1.14)	(1.23)	(1.12)	(0.76)
Distributions from net realized gain	—	—	—	—	(0.01)	—
Total distributions	(0.54)	(1.01)	(1.14)	(1.23)	(1.13)	(0.76)
Net asset value, end of period	$ 40.40	$ 38.05	$ 27.56	$ 30.12	$ 30.15	$ 26.98
Total ReturnD,E,F	7.69%	42.42%	(4.54)%	4.16%	16.23%	9.61%
Ratios to Average Net AssetsB,G,H
Expenses before reductions	.29% I	.29%	.29%	.29%	.30%	.29% I
Expenses net of fee waivers, if any	.29% I	.29%	.29%	.29%	.30%	.29% I
Expenses net of all reductions	.29% I	.29%	.29%	.29%	.30%	.29% I
Net investment income (loss)	3.20% I	3.04%	3.85%	4.15%	3.80%	3.61% I
Supplemental Data
Net assets, end of period (000 omitted)	$1,088,853	$1,052,122	$520,795	$362,952	$171,835	$59,350
Portfolio turnover rateJ,K	1% L	32%	49%	50%	53%	57% L

A	For the period September 12, 2016 (commencement of operations) to July 31, 2017.
B	Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.
C	Calculated based on average shares outstanding during the period.
D	Based on net asset value.
E	Total returns for periods of less than one year are not annualized.
F	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
G	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
H	Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
I	Annualized.
J	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
K	Portfolio turnover rate excludes securities received or delivered in-kind.
L	Amount not annualized.

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	66

Financial Highlights
	Fidelity Low Volatility Factor ETF
	Six months ended January 31, 2022 (Unaudited)	Year ended July 31, 2021	Year ended July 31, 2020	Year ended July 31, 2019	Year ended July 31, 2018	Year ended July 31, 2017A
Selected Per-Share Data
Net asset value, beginning of period	$ 48.75	$ 38.33	$ 36.37	$ 32.40	$ 28.19	$ 25.31
Income from Investment Operations
Net investment income (loss)B,C	0.31	0.56	0.62	0.62	0.53	0.45
Net realized and unrealized gain (loss)	0.37	10.43	1.95	3.92	4.20	2.81
Total from investment operations	0.68	10.99	2.57	4.54	4.73	3.26
Distributions from net investment income	(0.29)	(0.57)	(0.61)	(0.57)	(0.52)	(0.38)
Total distributions	(0.29)	(0.57)	(0.61)	(0.57)	(0.52)	(0.38)
Net asset value, end of period	$ 49.14	$ 48.75	$ 38.33	$ 36.37	$ 32.40	$ 28.19
Total ReturnD,E,F	1.40%	28.90%	7.29%	14.20%	16.89%	12.94%
Ratios to Average Net AssetsB,G,H
Expenses before reductions	.29% I	.29%	.29%	.29%	.30%	.29% I
Expenses net of fee waivers, if any	.29% I	.29%	.29%	.29%	.30%	.29% I
Expenses net of all reductions	.29% I	.29%	.29%	.29%	.30%	.29% I
Net investment income (loss)	1.24% I	1.31%	1.69%	1.83%	1.73%	1.87% I
Supplemental Data
Net assets, end of period (000 omitted)	$469,315	$511,897	$350,708	$245,502	$66,420	$33,833
Portfolio turnover rateJ,K	15% L	46%	31%	36%	31%	33% L

A	For the period September 12, 2016 (commencement of operations) to July 31, 2017.
B	Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.
C	Calculated based on average shares outstanding during the period.
D	Based on net asset value.
E	Total returns for periods of less than one year are not annualized.
F	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
G	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
H	Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
I	Annualized.
J	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
K	Portfolio turnover rate excludes securities received or delivered in-kind.
L	Amount not annualized.

See accompanying notes which are an integral part of the financial statements.
67	Semi-Annual Report

Financial Statements  – continued
Financial Highlights
	Fidelity Momentum Factor ETF
	Six months ended January 31, 2022 (Unaudited)	Year ended July 31, 2021	Year ended July 31, 2020	Year ended July 31, 2019	Year ended July 31, 2018	Year ended July 31, 2017A
Selected Per-Share Data
Net asset value, beginning of period	$ 49.77	$ 39.26	$ 35.80	$ 33.58	$ 28.60	$ 25.34
Income from Investment Operations
Net investment income (loss)B,C	0.21	0.25	0.42	0.40	0.36	0.36
Net realized and unrealized gain (loss)	0.17	10.54	3.47	2.22	4.97	3.19
Total from investment operations	0.38	10.79	3.89	2.62	5.33	3.55
Distributions from net investment income	(0.19)	(0.28)	(0.43)	(0.40)	(0.35)	(0.29)
Total distributions	(0.19)	(0.28)	(0.43)	(0.40)	(0.35)	(0.29)
Net asset value, end of period	$ 49.96	$ 49.77	$ 39.26	$ 35.80	$ 33.58	$ 28.60
Total ReturnD,E,F	0.75%	27.58%	11.06%	7.91%	18.72%	14.11%
Ratios to Average Net AssetsB,G,H
Expenses before reductions	.29% I	.29%	.29%	.29%	.30%	.29% I
Expenses net of fee waivers, if any	.29% I	.29%	.29%	.29%	.30%	.29% I
Expenses net of all reductions	.29% I	.29%	.29%	.29%	.30%	.29% I
Net investment income (loss)	.81% I	.55%	1.18%	1.18%	1.14%	1.50% I
Supplemental Data
Net assets, end of period (000 omitted)	$117,396	$156,764	$88,329	$121,736	$95,702	$35,745
Portfolio turnover rateJ,K	56% L	128%	138%	133%	125%	106% L

A	For the period September 12, 2016 (commencement of operations) to July 31, 2017.
B	Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.
C	Calculated based on average shares outstanding during the period.
D	Based on net asset value.
E	Total returns for periods of less than one year are not annualized.
F	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
G	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
H	Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
I	Annualized.
J	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
K	Portfolio turnover rate excludes securities received or delivered in-kind.
L	Amount not annualized.

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	68

Financial Highlights
	Fidelity Quality Factor ETF
	Six months ended January 31, 2022 (Unaudited)	Year ended July 31, 2021	Year ended July 31, 2020	Year ended July 31, 2019	Year ended July 31, 2018	Year ended July 31, 2017A
Selected Per-Share Data
Net asset value, beginning of period	$ 51.19	$ 38.19	$ 35.28	$ 33.47	$ 29.11	$ 25.37
Income from Investment Operations
Net investment income (loss)B,C	0.35	0.62	0.62	0.58	0.53	0.45
Net realized and unrealized gain (loss)	1.44	13.00	2.90	1.77	4.38	3.62
Total from investment operations	1.79	13.62	3.52	2.35	4.91	4.07
Distributions from net investment income	(0.34)	(0.62)	(0.61)	(0.54)	(0.55)	(0.33)
Total distributions	(0.34)	(0.62)	(0.61)	(0.54)	(0.55)	(0.33)
Net asset value, end of period	$ 52.64	$ 51.19	$ 38.19	$ 35.28	$ 33.47	$ 29.11
Total ReturnD,E,F	3.49%	36.00%	10.26%	7.14%	16.95%	16.10%
Ratios to Average Net AssetsB,G,H
Expenses before reductions	.29% I	.29%	.29%	.29%	.30%	.29% I
Expenses net of fee waivers, if any	.29% I	.29%	.29%	.29%	.30%	.29% I
Expenses net of all reductions	.29% I	.29%	.29%	.29%	.30%	.29% I
Net investment income (loss)	1.32% I	1.39%	1.74%	1.72%	1.66%	1.84% I
Supplemental Data
Net assets, end of period (000 omitted)	$260,562	$245,721	$147,022	$162,282	$65,259	$30,569
Portfolio turnover rateJ,K	18% L	35%	41%	29%	30%	35% L

A	For the period September 12, 2016 (commencement of operations) to July 31, 2017.
B	Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.
C	Calculated based on average shares outstanding during the period.
D	Based on net asset value.
E	Total returns for periods of less than one year are not annualized.
F	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
G	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
H	Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
I	Annualized.
J	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
K	Portfolio turnover rate excludes securities received or delivered in-kind.
L	Amount not annualized.

See accompanying notes which are an integral part of the financial statements.
69	Semi-Annual Report

Financial Statements  – continued
Financial Highlights
	Fidelity Small-Mid Multifactor ETF
	Six months ended January 31, 2022 (Unaudited)	Year ended July 31, 2021	Year ended July 31, 2020	Year ended July 31, 2019A
Selected Per-Share Data
Net asset value, beginning of period	$ 33.97	$ 23.90	$ 25.50	$24.85
Income from Investment Operations
Net investment income (loss)B,C	0.24	0.38	0.31	0.18
Net realized and unrealized gain (loss)	(0.23)	10.11	(1.58)	0.64
Total from investment operations	0.01	10.49	(1.27)	0.82
Distributions from net investment income	(0.24)	(0.42)	(0.33)	(0.17)
Total distributions	(0.24)	(0.42)	(0.33)	(0.17)
Net asset value, end of period	$ 33.74	$ 33.97	$ 23.90	$25.50
Total ReturnD,E,F	0.05%	44.21%	(4.90)%	3.35%
Ratios to Average Net AssetsB,G,H
Expenses before reductions	.29% I	.29%	.29%	.29% I
Expenses net of fee waivers, if any	.29% I	.29%	.29%	.29% I
Expenses net of all reductions	.29% I	.29%	.29%	.29% I
Net investment income (loss)	1.39% I	1.23%	1.32%	1.70% I
Supplemental Data
Net assets, end of period (000 omitted)	$67,488	$67,939	$19,117	$7,650
Portfolio turnover rateJ,K	30% L	61%	52%	2% L

A	For the period February 26, 2019 (commencement of operations) to July 31, 2019.
B	Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.
C	Calculated based on average shares outstanding during the period.
D	Based on net asset value.
E	Total returns for periods of less than one year are not annualized.
F	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
G	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
H	Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
I	Annualized.
J	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
K	Portfolio turnover rate excludes securities received or delivered in-kind.
L	Amount not annualized.

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	70

Financial Highlights
	Fidelity Stocks for Inflation ETF
	Six months ended January 31, 2022 (Unaudited)	Year ended July 31, 2021	Year ended July 31, 2020A
Selected Per-Share Data
Net asset value, beginning of period	$ 30.72	$ 24.07	$24.94
Income from Investment Operations
Net investment income (loss)B,C	0.27	0.39	0.38
Net realized and unrealized gain (loss)	2.28	7.08	(0.90)
Total from investment operations	2.55	7.47	(0.52)
Distributions from net investment income	(0.24)	(0.82)	(0.35)
Total distributions	(0.24)	(0.82)	(0.35)
Net asset value, end of period	$ 33.03	$ 30.72	$24.07
Total ReturnD,E,F	8.34%	31.78%	(1.88)%
Ratios to Average Net AssetsB,G,H
Expenses before reductions	.29% I	.29%	.29% I,J
Expenses net of fee waivers, if any	.29% I	.29%	.29% I,J
Expenses net of all reductions	.29% I	.29%	.29% I,J
Net investment income (loss)	1.70% I	1.34%	2.16% I,J
Supplemental Data
Net assets, end of period (000 omitted)	$153,612	$46,083	$3,610
Portfolio turnover rateK,L	42% M	52%	65% M

A	For the period November 5, 2019 (commencement of operations) to July 31, 2020.
B	Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.
C	Calculated based on average shares outstanding during the period.
D	Based on net asset value.
E	Total returns for periods of less than one year are not annualized.
F	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
G	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
H	Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
I	Annualized.
J	Proxy expenses are not annualized.
K	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
L	Portfolio turnover rate excludes securities received or delivered in-kind.
M	Amount not annualized.

See accompanying notes which are an integral part of the financial statements.
71	Semi-Annual Report

Financial Statements  – continued
Financial Highlights
	Fidelity U.S. Multifactor ETF
	Six months ended January 31, 2022 (Unaudited)	Year ended July 31, 2021A
Selected Per-Share Data
Net asset value, beginning of period	$ 25.54	$ 20.09
Income from Investment Operations
Net investment income (loss)B,C	0.23	0.31 D
Net realized and unrealized gain (loss)	0.55	5.62
Total from investment operations	0.78	5.93
Distributions from net investment income	(0.20)	(0.48)
Total distributions	(0.20)	(0.48)
Net asset value, end of period	$ 26.12	$ 25.54
Total ReturnE,F,G	3.11%	29.94%
Ratios to Average Net AssetsB,H,I,J
Expenses before reductions	.29%	.29%
Expenses net of fee waivers, if any	.29%	.29%
Expenses net of all reductions	.29%	.29%
Net investment income (loss)	1.74%	1.56% D
Supplemental Data
Net assets, end of period (000 omitted)	$16,981	$11,491
Portfolio turnover rateK,L,M	19%	30%

A	For the period September 15, 2020 (commencement of operations) to July 31, 2021.
B	Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.
C	Calculated based on average shares outstanding during the period.
D	Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $0.05 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.33%.
E	Based on net asset value.
F	Total returns for periods of less than one year are not annualized.
G	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
H	Annualized.
I	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
J	Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
K	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
L	Amount not annualized.
M	Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	72

Financial Highlights
	Fidelity Value Factor ETF
	Six months ended January 31, 2022 (Unaudited)	Year ended July 31, 2021	Year ended July 31, 2020	Year ended July 31, 2019	Year ended July 31, 2018	Year ended July 31, 2017A
Selected Per-Share Data
Net asset value, beginning of period	$ 48.94	$ 34.85	$ 34.53	$ 33.90	$ 29.72	$ 25.37
Income from Investment Operations
Net investment income (loss)B,C	0.42	0.64	0.73	0.70	0.58	0.49
Net realized and unrealized gain (loss)	2.06	14.07	0.28	0.59	4.18	4.23
Total from investment operations	2.48	14.71	1.01	1.29	4.76	4.72
Distributions from net investment income	(0.42)	(0.62)	(0.69)	(0.66)	(0.58)	(0.37)
Total distributions	(0.42)	(0.62)	(0.69)	(0.66)	(0.58)	(0.37)
Net asset value, end of period	$ 51.00	$ 48.94	$ 34.85	$ 34.53	$ 33.90	$ 29.72
Total ReturnD,E,F	5.08%	42.56%	3.12%	3.95%	16.11%	18.65%
Ratios to Average Net AssetsB,G,H
Expenses before reductions	.29% I	.29%	.29%	.29%	.30%	.29% I
Expenses net of fee waivers, if any	.29% I	.29%	.29%	.29%	.30%	.29% I
Expenses net of all reductions	.29% I	.29%	.29%	.29%	.30%	.29% I
Net investment income (loss)	1.69% I	1.50%	2.13%	2.09%	1.79%	1.92% I
Supplemental Data
Net assets, end of period (000 omitted)	$489,633	$450,269	$189,916	$136,403	$86,450	$38,639
Portfolio turnover rateJ,K	25% L	42%	45%	31%	38%	42% L

A	For the period September 12, 2016 (commencement of operations) to July 31, 2017.
B	Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.
C	Calculated based on average shares outstanding during the period.
D	Based on net asset value.
E	Total returns for periods of less than one year are not annualized.
F	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
G	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
H	Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
I	Annualized.
J	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
K	Portfolio turnover rate excludes securities received or delivered in-kind.
L	Amount not annualized.
See accompanying notes which are an integral part of the financial statements.
73	Semi-Annual Report

Notes to Financial Statements
For the period ended January 31, 2022 (Unaudited)
1. Organization.
Fidelity Dividend ETF for Rising Rates, Fidelity High Dividend ETF, Fidelity Low Volatility Factor ETF, Fidelity Momentum Factor ETF, Fidelity Quality Factor ETF, Fidelity Small-Mid Multifactor ETF, Fidelity Stocks for Inflation ETF, Fidelity U.S. Multifactor ETF and Fidelity Value Factor ETF (the Funds) are exchange-traded funds of Fidelity Covington Trust (the Trust) and are authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.
Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.
A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%
(a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund’s most recent annual or semi-annual shareholder report.
3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund’s Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:
Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund’s investments to the Fair Value Committee (the Committee) established by each Fund’s investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund’s investments and ratifies the fair value determinations of the Committee.
Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:
Level 1 – Unadjusted quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available)
Valuation techniques used to value each Fund’s investments by major category are as follows:
Semi-Annual Report	74

3. Significant Accounting Policies – continued

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2022 is included at the end of each Fund’s Schedule of Investments.
Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.
Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Investment Transactions and Income. For financial reporting purposes, the Funds’ investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business (normally 4:00 p.m. Eastern time) of the Cboe BZX Exchange, Inc. (CboeBZX) for Fidelity Stocks for Inflation ETF, and of the New York Stock Exchange, Archipelago Exchange (NYSE Arca) for all other funds; and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.
Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund’s expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a
75	Semi-Annual Report

Notes to Financial Statements  – continued
3. Significant Accounting Policies – continued

period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Realized gain or loss resulting from in-kind redemptions is not taxable to the Fund and is not distributed to shareholders of the Fund. Foreign taxes are provided for based on each Fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests.
Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.
Book-tax differences are primarily due to futures transactions, redemptions in kind, partnerships, foreign currency transactions, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.
As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:
	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Dividend ETF for Rising Rates	$ 493,698,448	$ 122,852,994	$ (10,621,435)	$ 112,231,559
Fidelity High Dividend ETF	946,550,796	172,776,198	(15,428,719)	157,347,479
Fidelity Low Volatility Factor ETF	428,956,773	57,651,294	(12,486,508)	45,164,786
Fidelity Momentum Factor ETF	111,263,492	13,876,272	(6,683,943)	7,192,329
Fidelity Quality Factor ETF	228,817,681	38,250,250	(5,589,825)	32,660,425
Fidelity Small-Mid Multifactor ETF	67,259,708	3,970,228	(3,058,736)	911,492
Fidelity Stocks for Inflation ETF	149,815,970	7,680,722	(3,925,260)	3,755,462
Fidelity U.S. Multifactor ETF	15,711,642	1,588,450	(351,457)	1,236,993
Fidelity Value Factor ETF	434,360,461	65,136,421	(7,572,626)	57,563,795
Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal year end and is subject to adjustment.
	No-expiration Short-term	No-expiration Long-term	Total capital loss carryforward
Fidelity Dividend ETF for Rising Rates	$ (9,746,426)	$ (17,041,867)	$ (26,788,293)
Fidelity High Dividend ETF	(7,598,503)	(24,686,194)	(32,284,697)
Fidelity Low Volatility Factor ETF	(17,916,659)	(7,561,855)	(25,478,514)
Fidelity Momentum Factor ETF	(12,764,224)	—	(12,764,224)
Fidelity Quality Factor ETF	(8,980,070)	(4,895,543)	(13,875,613)
Fidelity Small-Mid Multifactor ETF	(1,059,827)	(354,816)	(1,414,643)
Fidelity Stocks for Inflation ETF	(172,174)	(12,589)	(184,763)
Fidelity U.S. Multifactor ETF	—	—	—
Fidelity Value Factor ETF	(11,979,551)	(12,090,243)	(24,069,794)
Certain of the Funds intend to elect to defer to the next fiscal year capital losses recognized during the period January 1, 2020 to July 31, 2021. Loss deferrals were as follows:
Capital Losses
Fidelity U.S. Multifactor ETF	$ (71,596)
Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
Semi-Annual Report	76

4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.
The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.
The Funds' use of derivatives increased or decreased their exposure to the following risk:
Equity Risk        Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.
The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.
Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statements of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market.
Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statements of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statements of Operations.
Any open futures contracts at period end are presented in the Schedule of Investments under the caption “Futures Contracts”. The notional amount at value reflects each contract’s exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statements of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.
	Purchases ($)	Sales ($)
Fidelity Dividend ETF for Rising Rates	2,577,401	1,066,936
Fidelity High Dividend ETF	19,614,910	13,187,751
Fidelity Low Volatility Factor ETF	76,082,874	75,903,084
Fidelity Momentum Factor ETF	70,110,929	70,072,360
Fidelity Quality Factor ETF	42,912,674	42,987,530
Fidelity Small-Mid Multifactor ETF	18,201,001	18,064,749
Fidelity Stocks for Inflation ETF	36,603,712	35,800,984
Fidelity U.S. Multifactor ETF	2,564,798	2,511,647
Fidelity Value Factor ETF	110,594,189	109,962,458
77	Semi-Annual Report

Notes to Financial Statements  – continued
5. Purchases and Sales of Investments – continued

Securities received and delivered in-kind through subscriptions and redemptions are noted in the table below.
	In-kind Subscriptions ($)	In-kind Redemptions ($)
Fidelity Dividend ETF for Rising Rates	83,469,659	—
Fidelity High Dividend ETF	170,834,910	193,341,887
Fidelity Low Volatility Factor ETF	153,061,423	202,937,028
Fidelity Momentum Factor ETF	69,787,327	109,670,576
Fidelity Quality Factor ETF	109,750,743	100,760,924
Fidelity Small-Mid Multifactor ETF	37,699,910	36,953,216
Fidelity Stocks for Inflation ETF	126,421,023	23,268,368
Fidelity U.S. Multifactor ETF	7,763,055	2,569,746
Fidelity Value Factor ETF	210,901,186	191,223,181
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) provides the Funds with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of .29% of each Fund's average net assets. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses. For each Fund, with the exception of Fidelity Small-Mid Multifactor ETF, Fidelity Stocks for Inflation ETF and Fidelity U.S. Multifactor ETF, the management fee paid to the investment adviser is reduced by an amount equal to the fees and expenses paid by each fund to the independent Trustees.
Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by the investment adviser for providing these services.
Interfund Trades. Funds may purchase from or sell securities to other funds affiliated with each sub-adviser under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period there were no interfund trades.
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund’s daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statements of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statements of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:
	Total Security Lending Income Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Dividend ETF for Rising Rates	$ 1,248	$ 81	$ —
Fidelity High Dividend ETF	1,798	18	—
Fidelity Low Volatility Factor ETF	74	—	—
Fidelity Momentum Factor ETF	51	—	—
Fidelity Quality Factor ETF	323	197	—
Fidelity Small-Mid Multifactor ETF	142	43	6,832
Fidelity Value Factor ETF	1,876	—	—
Semi-Annual Report	78

8. Expense Reductions.
Through arrangements with each applicable Fund’s custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund’s expenses by the following amounts:
Amount
Fidelity Dividend ETF for Rising Rates	$ 2
Fidelity High Dividend ETF	3
Fidelity Low Volatility Factor ETF	5
Fidelity Momentum Factor ETF	8
Fidelity Quality Factor ETF	7
Fidelity Small-Mid Multifactor ETF	4
Fidelity Stocks for Inflation ETF	5
Fidelity U.S. Multifactor ETF	4
Fidelity Value Factor ETF	5
9. Share Transactions.
Funds issue and redeem shares at NAV only with certain authorized participants in large increments known as Creation Units. Purchases of Creation Units are made by tendering a basket of designated securities to a fund and redemption proceeds are paid with a basket of securities from a fund’s portfolio with a balancing cash component to equate the market value of the basket of securities delivered or redeemed to the NAV per Creation Unit on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. A fund’s shares are available in smaller increments to investors in the secondary market at market prices and may be subject to commissions. Authorized participants pay a transaction fee to the shareholder servicing agent when purchasing and redeeming Creation Units of a fund. The transaction fee is used to offset the costs associated with the issuance and redemption of Creation Units.
To the extent the Funds permit the contribution of securities in exchange for the purchase of shares (contribution in-kind), shares may be issued in advance of receipt by the Funds of all or a portion of the applicable deposit securities. In these circumstances, the Authorized Participant provides collateral to the custodian, on behalf of the Funds, in an amount up to 115% of the daily mark-to-market value of the deposit securities not yet received.
10. Other.
A fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Coronavirus (COVID-19) Pandemic.
An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Funds' performance.
79	Semi-Annual Report

Shareholder Expense Example (Unaudited)
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested for the one-half year period (August 1, 2021 to January 31, 2022).
Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Annualized Expense RatioA	Beginning Account Value August 1, 2021	Ending Account Value January 31, 2022	Expenses Paid During PeriodB August 1, 2021 to January 31, 2022
Fidelity Dividend ETF For Rising Rates	0.29%
Actual		$ 1,000.00	$ 1,058.60	$ 1.50
Hypothetical C		$ 1,000.00	$ 1,023.74	$ 1.48
Fidelity High Dividend ETF	0.29%
Actual		$ 1,000.00	$ 1,076.90	$ 1.52
Hypothetical C		$ 1,000.00	$ 1,023.74	$ 1.48
Fidelity Low Volatility Factor ETF	0.29%
Actual		$ 1,000.00	$ 1,014.00	$ 1.47
Hypothetical C		$ 1,000.00	$ 1,023.74	$ 1.48
Fidelity Momentum Factor ETF	0.29%
Actual		$ 1,000.00	$ 1,007.50	$ 1.47
Hypothetical C		$ 1,000.00	$ 1,023.74	$ 1.48
Fidelity Quality Factor ETF	0.29%
Actual		$ 1,000.00	$ 1,034.90	$ 1.49
Hypothetical C		$ 1,000.00	$ 1,023.74	$ 1.48
Fidelity Small-Mid Multifactor ETF	0.29%
Actual		$ 1,000.00	$ 1,000.50	$ 1.46
Hypothetical C		$ 1,000.00	$ 1,023.74	$ 1.48
Fidelity Stocks For Inflation ETF	0.29%
Actual		$ 1,000.00	$ 1,083.40	$ 1.52
Hypothetical C		$ 1,000.00	$ 1,023.74	$ 1.48
Semi-Annual Report	80

	Annualized Expense RatioA	Beginning Account Value August 1, 2021	Ending Account Value January 31, 2022	Expenses Paid During PeriodB August 1, 2021 to January 31, 2022
Fidelity U.S. Multifactor ETF	0.29%
Actual		$ 1,000.00	$ 1,031.10	$ 1.48
Hypothetical C		$ 1,000.00	$ 1,023.74	$ 1.48
Fidelity Value Factor ETF	0.29%
Actual		$ 1,000.00	$ 1,050.80	$ 1.50
Hypothetical C		$ 1,000.00	$ 1,023.74	$ 1.48

A	Annualized expense ratio reflects expenses net of applicable fee waivers.
B	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.
C	5% return per year before expenses.
81	Semi-Annual Report

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Semi-Annual Report	82

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83	Semi-Annual Report

CPF-SANN-0422
1.9881295.105

Fidelity® Blue Chip Growth ETF
Fidelity® Blue Chip Value ETF
Fidelity® Growth Opportunities ETF
Fidelity® Magellan ETF
Fidelity® New Millennium ETF
Fidelity® Real Estate Investment ETF
Fidelity® Small-Mid Cap Opportunities ETF
Fidelity® Sustainable U.S. Equity ETF
(formerly Fidelity® Sustainability U.S. Equity ETF)
Fidelity® Women's Leadership ETF
Semi-Annual Report
January 31, 2022

To view a fund’s proxy voting guidelines and proxy voting record for the period ended June, 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission’s (SEC) web site at http://www.sec.gov. You may also call 1-800-FIDELITY to request a free copy of the proxy voting guidelines.
Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.
© 2022 FMR LLC. All Rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund’s Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio holdings, view the most recent holdings listing on Fidelity’s web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE
Neither the funds nor Fidelity Distributors Corporation is a bank.
Semi-Annual Report	2

Note to Shareholders:
Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.
In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.
Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.
3	Semi-Annual Report

Fidelity® Blue Chip Growth ETF
Investment Summary (Unaudited)
Top Ten Stocks as of January 31, 2022
% of fund's net assets
Apple, Inc.	11.2
Microsoft Corp.	7.7
Alphabet, Inc. Class A	7.1
Amazon.com, Inc.	7.0
NVIDIA Corp.	5.9
Facebook, Inc. Class A	4.6
Tesla, Inc.	3.9
Marvell Technology, Inc.	3.4
Lowe's Cos., Inc.	1.8
Salesforce.com, Inc.	1.7
54.3

Top Five Market Sectors as of January 31, 2022
% of fund's net assets
Information Technology	41.3
Consumer Discretionary	27.3
Communication Services	15.0
Health Care	5.9
Industrials	4.8

Asset Allocation as of January 31, 2022
* Foreign investments – 5.2%
Semi-Annual Report	4

Fidelity® Blue Chip Value ETF
Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2022
% of fund's net assets
Berkshire Hathaway, Inc. Class B	4.9
Exxon Mobil Corp.	3.5
Comcast Corp. Class A	3.1
Bank of America Corp.	3.1
UnitedHealth Group, Inc.	3.0
The Procter & Gamble Co.	2.9
Centene Corp.	2.6
Alphabet, Inc. Class A	2.6
Cigna Corp.	2.6
JPMorgan Chase & Co.	2.6
30.9

Top Five Market Sectors as of January 31, 2022
% of fund's net assets
Financials	22.0
Health Care	19.3
Utilities	11.4
Communication Services	10.0
Industrials	8.6

Asset Allocation as of January 31, 2022
* Foreign investments – 11.6%
5	Semi-Annual Report

Fidelity® Growth Opportunities ETF
Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2022
% of fund's net assets
Microsoft Corp.	8.9
Amazon.com, Inc.	7.1
Alphabet, Inc. Class C	6.4
NVIDIA Corp.	4.0
Facebook, Inc. Class A	3.1
Carvana Co.	3.0
Alphabet, Inc. Class A	3.0
Apple, Inc.	2.5
Roku, Inc.	2.4
T-Mobile US, Inc.	2.3
42.7

Top Five Market Sectors as of January 31, 2022
% of fund's net assets
Information Technology	43.2
Communication Services	22.5
Consumer Discretionary	16.2
Health Care	8.5
Industrials	3.3

Asset Allocation as of January 31, 2022
* Foreign investments – 10.0%
Semi-Annual Report	6

Fidelity® Magellan ETF
Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2022
% of fund's net assets
Apple, Inc.	8.3
Microsoft Corp.	7.4
Amazon.com, Inc.	4.6
Facebook, Inc. Class A	3.1
Alphabet, Inc. Class A	2.7
Alphabet, Inc. Class C	2.6
NVIDIA Corp.	2.6
UnitedHealth Group, Inc.	2.3
Mastercard, Inc. Class A	2.1
The Home Depot, Inc.	2.0
37.7

Top Five Market Sectors as of January 31, 2022
% of fund's net assets
Information Technology	42.6
Health Care	12.6
Consumer Discretionary	10.3
Communication Services	8.5
Industrials	8.5

Asset Allocation as of January 31, 2022
* Foreign investments – 4.2%
7	Semi-Annual Report

Fidelity® New Millennium ETF
Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2022
% of fund's net assets
Wells Fargo & Co.	4.4
General Electric Co.	4.4
Exxon Mobil Corp.	3.3
Bristol-Myers Squibb Co.	2.6
Bank of America Corp.	2.5
Comcast Corp. Class A	2.2
American International Group, Inc.	2.2
Hess Corp.	2.0
The PNC Financial Services Group, Inc.	1.9
UnitedHealth Group, Inc.	1.8
27.3

Top Five Market Sectors as of January 31, 2022
% of fund's net assets
Financials	19.8
Health Care	14.9
Energy	12.9
Industrials	12.4
Consumer Discretionary	8.0

Asset Allocation as of January 31, 2022
* Foreign investments – 9.7%
Semi-Annual Report	8

Fidelity® Real Estate Investment ETF
Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2022
% of fund's net assets
Crown Castle International Corp.	9.8
Prologis, Inc.	7.6
SBA Communications Corp.	7.1
Digital Realty Trust, Inc.	5.9
Welltower, Inc.	5.6
Duke Realty Corp.	4.9
UDR, Inc.	3.4
Ventas, Inc.	3.3
Mid-America Apartment Communities, Inc.	3.1
CBRE Group, Inc. Class A	3.0
53.7

Top Five Market Sectors as of January 31, 2022
% of fund's net assets
Real Estate	99.5
Information Technology	0.2

Asset Allocation as of January 31, 2022
9	Semi-Annual Report

Fidelity® Small-Mid Cap Opportunities ETF
Investment Summary (Unaudited)
Top Ten Stocks as of January 31, 2022
% of fund's net assets
Signature Bank	1.7
Builders FirstSource, Inc.	1.6
Molina Healthcare, Inc.	1.4
Jones Lang LaSalle, Inc.	1.4
Comerica, Inc.	1.4
Charles River Laboratories International, Inc.	1.3
Tapestry, Inc.	1.2
TFI International, Inc.	1.2
Williams-Sonoma, Inc.	1.1
CubeSmart	1.1
13.4

Top Five Market Sectors as of January 31, 2022
% of fund's net assets
Industrials	16.9
Financials	16.9
Information Technology	14.9
Consumer Discretionary	12.4
Health Care	11.8

Asset Allocation as of January 31, 2022
* Foreign investments – 10.8%
Semi-Annual Report	10

Fidelity® Sustainable U.S. Equity ETF
Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2022
% of fund's net assets
Microsoft Corp.	6.2
Prologis, Inc.	2.8
Danaher Corp.	2.5
Salesforce.com, Inc.	2.4
Apple, Inc.	2.2
NVIDIA Corp.	2.1
Bank of America Corp.	2.0
The Travelers Cos., Inc.	2.0
ON Semiconductor Corp.	2.0
Merck & Co., Inc.	2.0
26.2

Top Five Market Sectors as of January 31, 2022
% of fund's net assets
Information Technology	25.6
Financials	13.6
Consumer Discretionary	12.1
Health Care	11.9
Industrials	9.8

Asset Allocation as of January 31, 2022
* Foreign investments – 6.4%
11	Semi-Annual Report

Fidelity® Women’s Leadership ETF
Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2022
% of fund's net assets
Microsoft Corp.	4.0
Anthem, Inc.	2.7
Bank of America Corp.	2.3
Accenture PLC Class A	2.0
CDW Corp.	2.0
Apple, Inc.	1.9
Morningstar, Inc.	1.8
The Progressive Corp.	1.8
Salesforce.com, Inc.	1.7
AMETEK, Inc.	1.7
21.9

Top Five Market Sectors as of January 31, 2022
% of fund's net assets
Information Technology	27.5
Financials	14.7
Consumer Discretionary	13.5
Health Care	12.6
Industrials	10.9

Asset Allocation as of January 31, 2022
* Foreign investments – 5.7%
Semi-Annual Report	12

Fidelity® Blue Chip Growth ETF
Schedule of Investments January 31, 2022 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.3%
	Shares	Value
COMMUNICATION SERVICES – 15.0%
Entertainment – 2.3%
Endeavor Group Holdings, Inc. (a)	23,632	$ 741,336
Netflix, Inc. (a)	12,203	5,212,389
ROBLOX Corp. (a)	9,416	620,138
Roku, Inc. (a)	3,187	522,827
Sea Ltd. ADR (a)	19,415	2,918,269
		10,014,959
Interactive Media & Services – 12.5%
Alphabet, Inc. Class A (a)	11,349	30,711,188
Bumble, Inc. Class A (a)	5,444	160,652
Facebook, Inc. Class A (a)	62,794	19,670,849
Snap, Inc. Class A (a)	99,491	3,237,437
ZipRecruiter, Inc. (a)	7,041	152,719
ZoomInfo Technologies, Inc. Class A (a)	10	529
		53,933,374
Media – 0.2%
Criteo S.A. ADR (a)	7,735	261,443
DISH Network Corp. Class A (a)	16,077	504,818
		766,261
TOTAL COMMUNICATION SERVICES		64,714,594
CONSUMER DISCRETIONARY – 27.3%
Automobiles – 5.0%
Ford Motor Co.	21,532	437,099
General Motors Co. (a)	13,142	692,978
NIO, Inc. ADR (a)	11	270
Rivian Automotive, Inc. (a)	34,086	2,240,814
Tesla, Inc. (a)	17,939	16,803,820
XPeng, Inc. ADR (a)	37,470	1,314,822
		21,489,803
Diversified Consumer Services – 0.0%
Mister Car Wash, Inc. (a)	8,216	141,315
Hotels, Restaurants & Leisure – 4.6%
Airbnb, Inc. Class A (a)	31,169	4,799,091
Booking Holdings, Inc. (a)	199	488,770
Caesars Entertainment, Inc. (a)	27,056	2,060,044
Chipotle Mexican Grill, Inc. (a)	1,249	1,855,489
Churchill Downs, Inc.	3,828	805,028
Dutch Bros, Inc. (a)	3,560	185,654
Expedia Group, Inc. (a)	6,705	1,228,959
Hilton Worldwide Holdings, Inc. (a)	9,341	1,355,473
Marriott International, Inc. Class A (a)	11,741	1,891,710
MGM Resorts International	12,393	529,429
Penn National Gaming, Inc. (a)	64,862	2,958,356
Sweetgreen, Inc. (a)	42,772	1,293,853
Vail Resorts, Inc.	1,317	364,941
		19,816,797
Household Durables – 0.2%
Lennar Corp. Class A	3,415	328,215

	Shares	Value

Sonos, Inc. (a)	17	$ 429
Tempur Sealy International, Inc.	10,749	427,918
Toll Brothers, Inc.	1,776	104,731
Tri Pointe Homes, Inc. (a)	1,992	47,429
Tupperware Brands Corp. (a)	21	324
		909,046
Internet & Direct Marketing Retail – 7.8%
Amazon.com, Inc. (a)	10,028	29,998,461
Chewy, Inc. Class A (a)	13,660	650,353
DoorDash, Inc. Class A (a)	3,686	418,324
eBay, Inc.	46	2,763
Etsy, Inc. (a)	4,936	775,347
Global-e Online Ltd. (a)	6,756	241,257
JD.com, Inc. ADR (a)	2,318	173,572
Overstock.com, Inc. (a)	5,879	281,839
Pinduoduo, Inc. ADR (a)	3,435	205,550
The Original BARK Co. (a)	42,737	161,119
Wayfair, Inc. Class A (a)	2,561	399,311
		33,307,896
Leisure Products – 0.0%
Peloton Interactive, Inc. Class A (a)	5,835	159,470
Multiline Retail – 0.4%
Dollar Tree, Inc. (a)	11,462	1,504,044
Ollie's Bargain Outlet Holdings, Inc. (a)	6,018	288,503
Target Corp.	5	1,102
		1,793,649
Specialty Retail – 5.8%
American Eagle Outfitters, Inc.	53,021	1,210,469
Aritzia, Inc. (a)	11,496	533,312
Bath & Body Works, Inc.	5,477	307,095
Burlington Stores, Inc. (a)	6,187	1,465,886
Carvana Co. (a)	16,200	2,625,372
Citi Trends, Inc. (a)	2,086	101,630
Dick's Sporting Goods, Inc.	10,366	1,196,236
Five Below, Inc. (a)	9,021	1,479,444
Floor & Decor Holdings, Inc. Class A (a)	13,421	1,459,131
Foot Locker, Inc.	8,242	368,253
Lowe's Cos., Inc.	32,091	7,616,799
RH (a)	5,928	2,387,917
Signet Jewelers Ltd.	5,263	453,302
The Children's Place, Inc. (a)	2,292	162,159
The TJX Cos., Inc.	16,609	1,195,350
Victoria's Secret & Co. (a)	26,859	1,499,538
Warby Parker, Inc. (a)	19,692	731,952
		24,793,845
Textiles, Apparel & Luxury Goods – 3.5%
Capri Holdings Ltd. (a)	43,165	2,592,922
Crocs, Inc. (a)	17,981	1,845,210
Deckers Outdoor Corp. (a)	3,256	1,042,669
Lululemon Athletica, Inc. (a)	4,094	1,366,414

See accompanying notes which are an integral part of the financial statements.
13	Semi-Annual Report

Fidelity® Blue Chip Growth ETF
Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
CONSUMER DISCRETIONARY – continued
Textiles, Apparel & Luxury Goods – continued
NIKE, Inc. Class B	39,059	$ 5,783,466
On Holding AG (a)	951	25,078
PVH Corp.	14,533	1,380,780
Tapestry, Inc.	24,592	933,266
Under Armour, Inc. Class A (a)	24	452
		14,970,257
TOTAL CONSUMER DISCRETIONARY		117,382,078
CONSUMER STAPLES – 0.6%
Beverages – 0.5%
Celsius Holdings, Inc. (a)	28,315	1,351,475
The Boston Beer Co., Inc. Class A (a)	1,621	682,165
		2,033,640
Household Products – 0.0%
The Procter & Gamble Co.	1,031	165,424
Personal Products – 0.1%
Olaplex Holdings, Inc. (a)	9,447	206,323
TOTAL CONSUMER STAPLES		2,405,387
ENERGY – 1.8%
Energy Equipment & Services – 0.0%
Halliburton Co.	5,816	178,784
Oil, Gas & Consumable Fuels – 1.8%
Cenovus Energy, Inc.	16,141	234,785
Cheniere Energy, Inc.	2,033	227,493
Denbury, Inc. (a)	7,118	534,847
Devon Energy Corp.	13,096	662,265
Diamondback Energy, Inc.	8,388	1,058,230
EOG Resources, Inc.	11,194	1,247,907
Hess Corp.	16,384	1,512,079
Phillips 66	7,148	606,079
Pioneer Natural Resources Co.	3,289	719,929
Range Resources Corp. (a)	6,847	131,805
Valero Energy Corp.	7,484	620,947
		7,556,366
TOTAL ENERGY		7,735,150
FINANCIALS – 1.3%
Banks – 0.6%
Bank of America Corp.	10,050	463,707
Silvergate Capital Corp. (a)	3	323
Wells Fargo & Co.	35,901	1,931,474
		2,395,504
Capital Markets – 0.4%
Coinbase Global, Inc. Class A (a)	4	761
Goldman Sachs Group, Inc.	1,994	707,232
Morgan Stanley	8,475	869,026

	Shares	Value

The Charles Schwab Corp.	1,668	$ 146,283
		1,723,302
Consumer Finance – 0.3%
American Express Co.	3,925	705,794
LendingClub Corp. (a)	32,428	608,349
		1,314,143
TOTAL FINANCIALS		5,432,949
HEALTH CARE – 5.9%
Biotechnology – 1.0%
ADC Therapeutics S.A. (a)	489	7,770
Alnylam Pharmaceuticals, Inc. (a)	6,027	829,315
Arcutis Biotherapeutics, Inc. (a)	1,709	25,823
Argenx SE ADR (a)	1,003	270,068
Ascendis Pharma A/S ADR (a)	1,855	225,642
Avidity Biosciences, Inc. (a)	668	11,102
Cerevel Therapeutics Holdings, Inc. (a)	8,044	209,466
Day One Biopharmaceuticals, Inc. (a)	7,250	106,938
Generation Bio Co. (a)	865	5,623
Horizon Therapeutics PLC (a)	14,385	1,342,552
Instil Bio, Inc. (a)	4,576	53,127
Moderna, Inc. (a)	6	1,016
Recursion Pharmaceuticals, Inc. (a)	6,125	72,520
Regeneron Pharmaceuticals, Inc. (a)	550	334,725
Relay Therapeutics, Inc. (a)	3,462	76,614
REVOLUTION Medicines, Inc. (a)	3,589	77,235
TG Therapeutics, Inc. (a)	1,181	13,664
Turning Point Therapeutics, Inc. (a)	4,695	174,795
Twist Bioscience Corp. (a)	196	11,646
Verve Therapeutics, Inc. (a)	4,517	130,180
Xencor, Inc. (a)	4,127	141,845
		4,121,666
Health Care Equipment & Supplies – 2.3%
Axonics, Inc. (a)	7,776	368,816
Boston Scientific Corp. (a)	7,678	329,386
Danaher Corp.	5,253	1,501,255
DexCom, Inc. (a)	5,593	2,407,675
Edwards Lifesciences Corp. (a)	1,428	155,938
Figs, Inc. Class A (a)	4,926	110,736
Inmode Ltd. (a)	4,187	201,939
Insulet Corp. (a)	2,602	645,296
Intuitive Surgical, Inc. (a)	8,115	2,306,121
Outset Medical, Inc. (a)	372	13,835
Shockwave Medical, Inc. (a)	7,751	1,123,662
Tandem Diabetes Care, Inc. (a)	6,377	753,187
		9,917,846
Health Care Providers & Services – 0.5%
agilon health, Inc. (a)	7,858	130,285
Alignment Healthcare, Inc. (a)	6,628	50,373
Centene Corp. (a)	2,242	174,338

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	14

Common Stocks – continued
	Shares	Value
HEALTH CARE – continued
Health Care Providers & Services – continued
Guardant Health, Inc. (a)	8,148	$ 566,693
Humana, Inc.	2	785
LifeStance Health Group, Inc. (a)	21,198	161,741
Surgery Partners, Inc. (a)	3,928	167,608
UnitedHealth Group, Inc.	2,424	1,145,510
		2,397,333
Health Care Technology – 0.1%
Certara, Inc. (a)	3,055	81,660
Doximity, Inc. Class A (a)	8,763	399,330
		480,990
Life Sciences Tools & Services – 0.4%
10X Genomics, Inc. Class A (a)	3,103	298,726
Avantor, Inc. (a)	13,901	518,924
Bio-Rad Laboratories, Inc. Class A (a)	313	187,715
ICON PLC (a)	644	171,124
Maravai LifeSciences Holdings, Inc. Class A (a)	7,740	223,841
NanoString Technologies, Inc. (a)	2,839	98,570
Olink Holding AB ADR (a)	6,842	110,704
Seer, Inc. (a)	635	9,989
Thermo Fisher Scientific, Inc.	318	184,853
		1,804,446
Pharmaceuticals – 1.6%
Arvinas, Inc. (a)	3	214
Eli Lilly & Co.	11,774	2,889,222
Intra-Cellular Therapies, Inc. (a)	7,228	343,258
Nuvation Bio, Inc. (a)	23,102	140,922
Zoetis, Inc.	16,922	3,380,846
		6,754,462
TOTAL HEALTH CARE		25,476,743
INDUSTRIALS – 4.8%
Aerospace & Defense – 0.2%
Axon Enterprise, Inc. (a)	4	560
Howmet Aerospace, Inc.	11,129	346,001
The Boeing Co. (a)	2,689	538,445
		885,006
Airlines – 0.0%
Ryanair Holdings PLC ADR (a)	1,830	204,264
Building Products – 0.1%
Builders FirstSource, Inc. (a)	2,622	178,270
The AZEK Co., Inc. (a)	3,792	125,249
		303,519
Commercial Services & Supplies – 0.1%
ACV Auctions, Inc. Class A (a)	26,413	350,236
Li-Cycle Holdings Corp. (a)	15,232	115,459
		465,695

	Shares	Value

Electrical Equipment – 0.4%
Acuity Brands, Inc.	6,259	$ 1,198,786
Array Technologies, Inc. (a)	20,828	219,527
Sunrun, Inc. (a)	9,747	252,740
		1,671,053
Industrial Conglomerates – 0.3%
General Electric Co.	15,518	1,466,141
Machinery – 0.2%
Deere & Co.	1,758	661,711
Proterra, Inc. (a)	49	388
		662,099
Professional Services – 0.0%
KBR, Inc.	4,477	194,302
Upwork, Inc. (a)	26	707
		195,009
Road & Rail – 3.5%
Avis Budget Group, Inc. (a)	4,161	733,085
Bird Global, Inc. (a)	103,534	365,475
Hertz Global Holdings, Inc. (a)	20,154	388,166
Lyft, Inc. Class A (a)	167,659	6,458,225
TuSimple Holdings, Inc. (a)	22	413
Uber Technologies, Inc. (a)	189,803	7,098,632
		15,043,996
TOTAL INDUSTRIALS		20,896,782
INFORMATION TECHNOLOGY – 41.3%
Communications Equipment – 0.2%
Arista Networks, Inc. (a)	7,397	919,521
IT Services – 3.4%
Affirm Holdings, Inc. (a)	4	256
DigitalOcean Holdings, Inc. (a)	19,694	1,129,254
Endava PLC ADR (a)	2,491	302,955
Flywire Corp. (a)	11,436	322,381
Globant S.A. (a)	743	189,599
Mastercard, Inc. Class A	2,473	955,518
MongoDB, Inc. (a)	1,905	771,735
Okta, Inc. (a)	3,304	653,829
PayPal Holdings, Inc. (a)	23,220	3,992,447
Shift4 Payments, Inc. (a)	7,014	369,778
Shopify, Inc. Class A (a)	1,821	1,757,681
Snowflake, Inc. Class A (a)	486	134,087
Square, Inc. Class A (a)	11,808	1,444,000
TaskUS, Inc. Class A (a)	6,478	207,296
TDCX, Inc. (a)	5,673	92,980
Thoughtworks Holding, Inc. (a)	1,698	36,371
Twilio, Inc. Class A (a)	8,590	1,770,571
Visa, Inc. Class A	956	216,218
		14,346,956
Semiconductors & Semiconductor Equipment – 12.7%
Advanced Micro Devices, Inc. (a)	4,649	531,148
See accompanying notes which are an integral part of the financial statements.
15	Semi-Annual Report

Fidelity® Blue Chip Growth ETF
Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
INFORMATION TECHNOLOGY – continued
Semiconductors & Semiconductor Equipment – continued
ASML Holding N.V.	870	$ 589,164
Cirrus Logic, Inc. (a)	6,736	602,468
Enphase Energy, Inc. (a)	1	140
GLOBALFOUNDRIES, Inc. (a)	20,827	1,027,604
Lam Research Corp.	419	247,177
Marvell Technology, Inc.	204,460	14,598,444
Microchip Technology, Inc.	3,047	236,082
NVIDIA Corp.	103,911	25,443,647
NXP Semiconductors N.V.	31,230	6,415,891
ON Semiconductor Corp. (a)	14,843	875,737
QUALCOMM, Inc.	5,696	1,001,129
Synaptics, Inc. (a)	1,451	305,218
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	6,089	746,694
Teradyne, Inc.	11,046	1,297,132
Wolfspeed, Inc. (a)	2,103	198,187
Xilinx, Inc.	2,696	521,811
		54,637,673
Software – 13.8%
Adobe, Inc. (a)	9,613	5,136,226
Amplitude, Inc. (a)	7,814	307,168
AppLovin Corp. (a)	7,744	498,869
Atlassian Corp. PLC Class A (a)	2,253	730,738
Bill.com Holdings, Inc. (a)	2	376
Cadence Design Systems, Inc. (a)	3,681	560,027
Confluent, Inc. Class A (a)	3,461	226,315
Coupa Software, Inc. (a)	3,901	523,787
Crowdstrike Holdings, Inc. Class A (a)	3,123	564,139
Datadog, Inc. Class A (a)	1,171	171,095
DocuSign, Inc. (a)	14	1,761
DoubleVerify Holdings, Inc. (a)	25,473	704,583
EngageSmart, Inc. (a)	16,246	355,138
Expensify, Inc. (a)	5,719	167,281
Freshworks, Inc. (a)	6,448	140,244
Gitlab, Inc. (a)	2,766	177,052
HashiCorp, Inc. (a)	637	42,290
HubSpot, Inc. (a)	3,383	1,653,610
Intuit, Inc.	3,213	1,783,954
Microsoft Corp.	106,178	33,019,234
Qualtrics International, Inc. (a)	12,109	354,430
Riskified Ltd. (a)	11,992	83,584
Salesforce.com, Inc. (a)	31,238	7,266,896
Samsara, Inc. (a)	2,965	53,667
SentinelOne, Inc. Class A (a)	5,457	244,201
ServiceNow, Inc. (a)	1,816	1,063,777
The Trade Desk, Inc. Class A (a)	7,544	524,610
UiPath, Inc. (a)	14,778	539,840
Workday, Inc. Class A (a)	2,984	754,982

	Shares	Value

Zoom Video Communications, Inc. Class A (a)	11,525	$ 1,778,077
		59,427,951
Technology Hardware, Storage & Peripherals – 11.2%
Apple, Inc.	276,305	48,292,588
TOTAL INFORMATION TECHNOLOGY		177,624,689
MATERIALS – 1.0%
Chemicals – 0.6%
CF Industries Holdings, Inc.	7,523	518,109
Corteva, Inc.	3,931	189,002
Nutrien Ltd.	15,842	1,106,441
Olin Corp.	7	355
The Chemours Co.	18	589
The Mosaic Co.	23,621	943,659
		2,758,155
Metals & Mining – 0.4%
Freeport-McMoRan, Inc.	43,132	1,605,373
Gatos Silver, Inc. (a)	29	90
		1,605,463
TOTAL MATERIALS		4,363,618
REAL ESTATE – 0.3%
Equity Real Estate Investment Trusts (REITs) – 0.1%
Simon Property Group, Inc.	3,578	526,681
Real Estate Management & Development – 0.2%
Opendoor Technologies, Inc. (a)	28	278
WeWork, Inc. (a)	89,758	666,902
		667,180
TOTAL REAL ESTATE		1,193,861
UTILITIES – 0.0%
Independent Power and Renewable Electricity Producers – 0.0%
Brookfield Renewable Corp.	8	274
TOTAL COMMON STOCKS (Cost $409,091,364)		427,226,125
Money Market Fund – 0.7%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 0.01% (b) (Cost $2,856,955)	2,856,955	2,856,955
TOTAL INVESTMENT IN SECURITIES – 100.0% (Cost $411,948,319)		430,083,080
NET OTHER ASSETS (LIABILITIES) – (0.0%)		(5,277)
NET ASSETS – 100.0%		$ 430,077,803

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	16

Legend
(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
Investment Valuation
The following is a summary of the inputs used, as of January 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$ 64,714,594	$ 64,714,594	$ —	$ —
Consumer Discretionary	117,382,078	117,382,078	—	—
Consumer Staples	2,405,387	2,405,387	—	—
Energy	7,735,150	7,735,150	—	—
Financials	5,432,949	5,432,949	—	—
Health Care	25,476,743	25,476,743	—	—
Industrials	20,896,782	20,896,782	—	—
Information Technology	177,624,689	177,624,689	—	—
Materials	4,363,618	4,363,618	—	—
Real Estate	1,193,861	1,193,861	—	—
Utilities	274	274	—	—
Money Market Fund	2,856,955	2,856,955	—	—
Total Investments in Securities:	$ 430,083,080	$ 430,083,080	$ —	$ —
See accompanying notes which are an integral part of the financial statements.
17	Semi-Annual Report

Fidelity® Blue Chip Value ETF
Schedule of Investments January 31, 2022 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 98.6%
	Shares	Value
COMMUNICATION SERVICES – 10.0%
Diversified Telecommunication Services – 1.7%
Verizon Communications, Inc.	34,224	$ 1,821,743
Interactive Media & Services – 3.1%
Alphabet, Inc. Class A (a)	1,025	2,773,722
Facebook, Inc. Class A (a)	1,600	501,216
		3,274,938
Media – 5.2%
Comcast Corp. Class A	67,100	3,354,329
The Interpublic Group of Cos., Inc.	42,156	1,498,224
WPP PLC ADR	9,252	720,824
		5,573,377
TOTAL COMMUNICATION SERVICES		10,670,058
CONSUMER DISCRETIONARY – 3.9%
Household Durables – 0.8%
Whirlpool Corp.	4,238	890,785
Internet & Direct Marketing Retail – 0.7%
eBay, Inc.	11,447	687,621
Multiline Retail – 1.3%
Dollar General Corp.	6,760	1,409,325
Textiles, Apparel & Luxury Goods – 1.1%
PVH Corp.	5,004	475,430
Tapestry, Inc.	18,223	691,563
		1,166,993
TOTAL CONSUMER DISCRETIONARY		4,154,724
CONSUMER STAPLES – 7.7%
Food & Staples Retailing – 0.8%
US Foods Holding Corp. (a)	22,697	800,296
Food Products – 2.8%
Mondelez International, Inc. Class A	32,412	2,172,576
Tyson Foods, Inc. Class A	9,010	818,919
		2,991,495
Household Products – 3.9%
Spectrum Brands Holdings, Inc.	6,190	553,262
The Clorox Co.	3,333	559,478
The Procter & Gamble Co.	18,943	3,039,404
		4,152,144
Personal Products – 0.2%
Unilever PLC ADR	5,114	262,809
TOTAL CONSUMER STAPLES		8,206,744
ENERGY – 3.5%
Oil, Gas & Consumable Fuels – 3.5%
Exxon Mobil Corp.	48,459	3,680,946

	Shares	Value
FINANCIALS – 22.0%
Banks – 10.0%
Bank of America Corp.	72,164	$ 3,329,647
Cullen/Frost Bankers, Inc.	2,669	376,356
JPMorgan Chase & Co.	18,347	2,726,364
M&T Bank Corp.	8,441	1,429,737
The PNC Financial Services Group, Inc.	8,385	1,727,226
Wells Fargo & Co.	20,633	1,110,055
		10,699,385
Capital Markets – 2.6%
Affiliated Managers Group, Inc.	5,328	779,007
BlackRock, Inc.	995	818,825
Invesco Ltd.	13,481	305,480
Northern Trust Corp.	7,635	890,546
		2,793,858
Diversified Financial Services – 4.9%
Berkshire Hathaway, Inc. Class B (a)	16,621	5,202,705
Insurance – 4.5%
Chubb Ltd.	7,976	1,573,505
The Travelers Cos., Inc.	10,953	1,820,170
Willis Towers Watson PLC	6,070	1,420,137
		4,813,812
TOTAL FINANCIALS		23,509,760
HEALTH CARE – 19.3%
Biotechnology – 2.3%
Regeneron Pharmaceuticals, Inc. (a)	2,065	1,256,738
Vertex Pharmaceuticals, Inc. (a)	5,136	1,248,305
		2,505,043
Health Care Providers & Services – 12.1%
Anthem, Inc.	3,630	1,600,794
Centene Corp. (a)	35,873	2,789,484
Cigna Corp.	11,969	2,758,376
CVS Health Corp.	11,410	1,215,279
Humana, Inc.	3,194	1,253,645
UnitedHealth Group, Inc.	6,851	3,237,577
		12,855,155
Pharmaceuticals – 4.9%
AstraZeneca PLC ADR	24,622	1,433,247
Bristol-Myers Squibb Co.	23,241	1,508,108
Sanofi ADR	44,273	2,302,196
		5,243,551
TOTAL HEALTH CARE		20,603,749
INDUSTRIALS – 8.6%
Aerospace & Defense – 3.4%
L3Harris Technologies, Inc.	4,637	970,478
Lockheed Martin Corp.	2,376	924,573
Northrop Grumman Corp.	4,566	1,688,963
		3,584,014

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	18

Common Stocks – continued
	Shares	Value
INDUSTRIALS – continued
Electrical Equipment – 0.8%
Regal Rexnord Corp.	5,046	$ 799,690
Machinery – 4.4%
ITT, Inc.	10,101	928,484
Oshkosh Corp.	12,605	1,434,575
Otis Worldwide Corp.	9,680	826,962
Pentair PLC	15,028	957,284
Stanley Black & Decker, Inc.	3,402	594,159
		4,741,464
TOTAL INDUSTRIALS		9,125,168
INFORMATION TECHNOLOGY – 8.1%
Communications Equipment – 1.9%
Cisco Systems, Inc.	36,256	2,018,372
Electronic Equipment, Instruments & Components – 1.5%
TE Connectivity Ltd.	11,151	1,594,704
IT Services – 3.1%
Amdocs Ltd.	12,555	952,799
Cognizant Technology Solutions Corp. Class A	15,483	1,322,558
Fiserv, Inc. (a)	7,366	778,586
Maximus, Inc.	3,154	243,867
		3,297,810
Semiconductors & Semiconductor Equipment – 0.7%
NXP Semiconductors N.V.	3,797	780,056
Software – 0.9%
NortonLifelock, Inc.	35,654	927,361
TOTAL INFORMATION TECHNOLOGY		8,618,303
MATERIALS – 3.1%
Chemicals – 2.0%
DuPont de Nemours, Inc.	18,662	1,429,509
International Flavors & Fragrances, Inc.	5,397	711,972
		2,141,481
Metals & Mining – 1.1%
Newmont Corp.	19,340	1,183,028
TOTAL MATERIALS		3,324,509

	Shares	Value
REAL ESTATE – 1.0%
Real Estate Management & Development – 1.0%
CBRE Group, Inc. Class A (a)	10,785	$ 1,092,952
UTILITIES – 11.4%
Electric Utilities – 9.7%
Duke Energy Corp.	12,337	1,296,125
Entergy Corp.	4,557	509,336
Evergy, Inc.	18,866	1,225,535
Exelon Corp.	36,228	2,099,413
PG&E Corp. (a)	131,365	1,680,158
Portland General Electric Co.	13,917	731,199
PPL Corp.	30,111	893,695
The Southern Co.	27,607	1,918,410
		10,353,871
Multi-Utilities – 1.7%
Dominion Energy, Inc.	21,916	1,767,745
TOTAL UTILITIES		12,121,616
TOTAL COMMON STOCKS (Cost $91,998,291)		105,108,529
Money Market Fund – 1.4%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 0.01% (b) (Cost $1,499,000)	1,499,000	1,499,000
TOTAL INVESTMENT IN SECURITIES – 100.0% (Cost $93,497,291)		106,607,529
NET OTHER ASSETS (LIABILITIES) – 0.0%		2,758
NET ASSETS – 100.0%		$ 106,610,287

Legend
(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
See accompanying notes which are an integral part of the financial statements.
19	Semi-Annual Report

Fidelity® Blue Chip Value ETF
Schedule of Investments (Unaudited)–continued
Investment Valuation
The following is a summary of the inputs used, as of January 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$ 10,670,058	$ 10,670,058	$ —	$ —
Consumer Discretionary	4,154,724	4,154,724	—	—
Consumer Staples	8,206,744	8,206,744	—	—
Energy	3,680,946	3,680,946	—	—
Financials	23,509,760	23,509,760	—	—
Health Care	20,603,749	20,603,749	—	—
Industrials	9,125,168	9,125,168	—	—
Information Technology	8,618,303	8,618,303	—	—
Materials	3,324,509	3,324,509	—	—
Real Estate	1,092,952	1,092,952	—	—
Utilities	12,121,616	12,121,616	—	—
Money Market Fund	1,499,000	1,499,000	—	—
Total Investments in Securities:	$ 106,607,529	$ 106,607,529	$ —	$ —
Other Information
Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):
United States of America	88.4%
Switzerland	3.0%
United Kingdom	2.3%
Ireland	2.2%
France	2.2%
Others (Individually Less Than 1%)	1.9%
100.0%
See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	20

Fidelity® Growth Opportunities ETF
Schedule of Investments January 31, 2022 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.8%
	Shares	Value
COMMUNICATION SERVICES – 22.5%
Entertainment – 5.1%
Netflix, Inc. (a)	524	$ 223,821
Roku, Inc. (a)	8,169	1,340,125
Sea Ltd. ADR (a)	8,503	1,278,086
		2,842,032
Interactive Media & Services – 14.2%
Alphabet, Inc. Class A (a)	615	1,664,233
Alphabet, Inc. Class C (a)	1,317	3,574,299
Facebook, Inc. Class A (a)	5,647	1,768,979
NerdWallet, Inc. (a)	834	12,618
Snap, Inc. Class A (a)	10,349	336,757
ZoomInfo Technologies, Inc. Class A (a)	11,199	591,979
		7,948,865
Media – 0.9%
Magnite, Inc. (a)	21,413	290,574
TechTarget, Inc. (a)	2,825	234,306
		524,880
Wireless Telecommunication Services – 2.3%
T-Mobile US, Inc. (a)	12,137	1,312,859
TOTAL COMMUNICATION SERVICES		12,628,636
CONSUMER DISCRETIONARY – 16.2%
Automobiles – 2.3%
Rivian Automotive, Inc. (a)	4,743	311,805
Tesla, Inc. (a)	1,065	997,607
		1,309,412
Hotels, Restaurants & Leisure – 0.7%
Airbnb, Inc. Class A (a)	2,128	327,648
Sweetgreen, Inc. (a)	1,992	60,258
		387,906
Household Durables – 0.1%
Purple Innovation, Inc. (a)	4,699	39,096
Internet & Direct Marketing Retail – 8.9%
Amazon.com, Inc. (a)	1,325	3,963,698
Cazoo Group Ltd. (a)	12,266	58,141
Chewy, Inc. Class A (a)	6,891	328,080
DoorDash, Inc. Class A (a)	1,184	134,372
Global-e Online Ltd. (a)	13,693	488,977
Porch Group, Inc. (a)	4,630	48,846
The Original BARK Co. (a)	1,997	7,529
		5,029,643
Leisure Products – 0.1%
Peloton Interactive, Inc. Class A (a)	2,696	73,682
Specialty Retail – 3.7%
Academy Sports & Outdoors, Inc. (a)	1,555	60,489
American Eagle Outfitters, Inc.	284	6,484
Carvana Co. (a)	10,501	1,701,792
Dick's Sporting Goods, Inc.	2,792	322,197

	Shares	Value

Shift Technologies, Inc. (a)	67	$ 153
		2,091,115
Textiles, Apparel & Luxury Goods – 0.4%
Capri Holdings Ltd. (a)	1,233	74,066
Lululemon Athletica, Inc. (a)	95	31,707
Tapestry, Inc.	2,504	95,027
		200,800
TOTAL CONSUMER DISCRETIONARY		9,131,654
CONSUMER STAPLES – 0.6%
Beverages – 0.1%
The Boston Beer Co., Inc. Class A (a)	134	56,391
Food & Staples Retailing – 0.4%
BJ's Wholesale Club Holdings, Inc. (a)	3,908	240,225
Food Products – 0.1%
Local Bounti Corp. (a)	5,205	24,568
TOTAL CONSUMER STAPLES		321,184
ENERGY – 1.4%
Oil, Gas & Consumable Fuels – 1.4%
Canadian Natural Resources Ltd.	7,470	379,979
Cenovus Energy, Inc.	6,262	91,086
Hess Corp.	3,532	325,968
TOTAL ENERGY		797,033
FINANCIALS – 2.0%
Banks – 1.0%
Wells Fargo & Co.	10,806	581,363
Capital Markets – 0.5%
Coinbase Global, Inc. Class A (a)	1,341	254,991
Consumer Finance – 0.5%
Capital One Financial Corp.	1,072	157,294
LendingTree, Inc. (a)	996	121,353
		278,647
TOTAL FINANCIALS		1,115,001
HEALTH CARE – 8.5%
Biotechnology – 2.2%
Agios Pharmaceuticals, Inc. (a)	3,074	94,956
Alnylam Pharmaceuticals, Inc. (a)	1,632	224,563
ALX Oncology Holdings, Inc. (a)	1,542	24,672
Argenx SE ADR (a)	377	101,511
Ascendis Pharma A/S ADR (a)	80	9,731
Aurinia Pharmaceuticals, Inc. (a)	4,151	69,156
Celldex Therapeutics, Inc. (a)	1,663	51,570
Cytokinetics, Inc. (a)	1,676	55,626
Erasca, Inc. (a)	4,246	50,315
Exelixis, Inc. (a)	3,546	64,183
Icosavax, Inc. (a)	861	13,139

See accompanying notes which are an integral part of the financial statements.
21	Semi-Annual Report

Fidelity® Growth Opportunities ETF
Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
HEALTH CARE – continued
Biotechnology – continued
Imago Biosciences, Inc. (a)	2,053	$ 41,512
Instil Bio, Inc. (a)	3,243	37,651
Keros Therapeutics, Inc. (a)	949	44,005
Mirati Therapeutics, Inc. (a)	595	70,983
Monte Rosa Therapeutics, Inc. (a)	461	5,836
Nuvalent, Inc. (a)	1,168	15,756
Prelude Therapeutics, Inc. (a)	1,055	10,476
Protagonist Therapeutics, Inc. (a)	1,831	53,630
Relay Therapeutics, Inc. (a)	2,250	49,793
Tenaya Therapeutics, Inc. (a)	1,688	20,121
TG Therapeutics, Inc. (a)	2,390	27,652
Vaxcyte, Inc. (a)	1,575	29,988
Zentalis Pharmaceuticals, Inc. (a)	1,300	74,204
		1,241,029
Health Care Equipment & Supplies – 2.0%
Boston Scientific Corp. (a)	13,424	575,890
Danaher Corp.	638	182,334
DexCom, Inc. (a)	363	156,264
Figs, Inc. Class A (a)	1,274	28,640
Insulet Corp. (a)	277	68,696
Penumbra, Inc. (a)	411	92,890
TransMedics Group, Inc. (a)	2,714	43,071
		1,147,785
Health Care Providers & Services – 4.0%
agilon health, Inc. (a)	18,370	304,575
Alignment Healthcare, Inc. (a)	1,407	10,693
Cano Health, Inc. (a)	3,150	18,207
CareMax, Inc. (a)	5,087	31,539
Centene Corp. (a)	5,795	450,619
Humana, Inc.	1,280	502,400
LifeStance Health Group, Inc. (a)	39,942	304,758
Oak Street Health, Inc. (a)	19,917	346,158
Surgery Partners, Inc. (a)	814	34,733
UnitedHealth Group, Inc.	465	219,745
		2,223,427
Health Care Technology – 0.1%
GoodRx Holdings, Inc. Class A (a)	1,643	39,448
Life Sciences Tools & Services – 0.0%
Olink Holding AB ADR (a)	777	12,572
Pharmaceuticals – 0.2%
Arvinas, Inc. (a)	930	66,486
IMARA, Inc. (a)	2,873	3,993
Terns Pharmaceuticals, Inc. (a)	2,595	16,271
		86,750
TOTAL HEALTH CARE		4,751,011

	Shares	Value
INDUSTRIALS – 3.3%
Building Products – 0.2%
The AZEK Co., Inc. (a)	2,758	$ 91,097
Electrical Equipment – 0.0%
FREYR Battery S.A. (a)	3,350	30,418
Marine – 0.1%
Golden Ocean Group Ltd.	7,871	71,232
Road & Rail – 3.0%
Lyft, Inc. Class A (a)	12,496	481,346
Uber Technologies, Inc. (a)	31,807	1,189,582
		1,670,928
TOTAL INDUSTRIALS		1,863,675
INFORMATION TECHNOLOGY – 43.2%
Electronic Equipment, Instruments & Components – 1.1%
Flex Ltd. (a)	18,653	301,806
Jabil, Inc.	4,669	287,097
TE Connectivity Ltd.	214	30,604
		619,507
IT Services – 9.7%
Cognizant Technology Solutions Corp. Class A	2,083	177,930
Dlocal Ltd. (a)	8,905	266,438
EPAM Systems, Inc. (a)	171	81,420
Flywire Corp. (a)	2,369	66,782
Global Payments, Inc.	2,323	348,171
GoDaddy, Inc. Class A (a)	8,286	627,333
Marqeta, Inc. Class A (a)	4,426	52,227
Mastercard, Inc. Class A	1,487	574,547
MongoDB, Inc. (a)	845	342,318
Nuvei Corp. (a)(b)	2,225	135,602
Nuvei Corp. (a)(b)	5,993	365,573
Payoneer Global, Inc. (a)	2,964	15,472
Repay Holding Corp. (a)	9,446	168,989
Shift4 Payments, Inc. (a)	3,136	165,330
Snowflake, Inc. Class A (a)	268	73,941
Square, Inc. Class A (a)	2,595	317,342
TaskUS, Inc. Class A (a)	2,406	76,992
TDCX, Inc. (a)	5,213	85,441
Thoughtworks Holding, Inc. (a)	2,778	59,505
Twilio, Inc. Class A (a)	1,528	314,951
Visa, Inc. Class A	1,986	449,174
Wix.com Ltd. (a)	5,135	674,585
		5,440,063
Semiconductors & Semiconductor Equipment – 10.6%
Applied Materials, Inc.	3,942	544,706
Cirrus Logic, Inc. (a)	63	5,635
GLOBALFOUNDRIES, Inc. (a)	9,968	491,821
Lam Research Corp.	684	403,505
Marvell Technology, Inc.	6,055	432,327

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	22

Common Stocks – continued
	Shares	Value
INFORMATION TECHNOLOGY – continued
Semiconductors & Semiconductor Equipment – continued
Micron Technology, Inc.	7,177	$ 590,452
NVIDIA Corp.	9,193	2,250,998
NXP Semiconductors N.V.	3,257	669,118
ON Semiconductor Corp. (a)	8,106	478,254
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	788	96,632
		5,963,448
Software – 19.3%
Adobe, Inc. (a)	803	429,043
Alkami Technology, Inc. (a)	2,505	38,427
Anaplan, Inc. (a)	5,623	271,478
BTRS Holdings, Inc. (a)	7,428	47,539
Ceridian HCM Holding, Inc. (a)	2,472	187,427
Confluent, Inc. Class A (a)	2,171	141,962
DoubleVerify Holdings, Inc. (a)	9,889	273,530
Dynatrace, Inc. (a)	11,162	612,347
Elastic N.V. (a)	1,184	110,408
EngageSmart, Inc. (a)	3,387	74,040
Freshworks, Inc. (a)	297	6,460
Gitlab, Inc. (a)	736	47,111
HashiCorp, Inc. (a)	2,148	142,606
HubSpot, Inc. (a)	794	388,107
Intapp, Inc. (a)	8,888	178,826
Intuit, Inc.	825	458,065
Lightspeed Commerce, Inc. (a)	6,460	209,684
Microsoft Corp.	16,166	5,027,303
Monday.com Ltd. (a)	428	89,589
Riskified Ltd. (a)	3,746	26,110
Salesforce.com, Inc. (a)	4,732	1,100,805
Samsara, Inc. (a)	3,076	55,675
SentinelOne, Inc. Class A (a)	479	21,435
ServiceNow, Inc. (a)	560	328,037
Synopsys, Inc. (a)	118	36,639
The Trade Desk, Inc. Class A (a)	3,978	276,630
UiPath, Inc. (a)	3,177	116,056

	Shares	Value

Viant Technology, Inc. Class A (a)	3,302	$ 26,383
Workday, Inc. Class A (a)	425	107,529
		10,829,251
Technology Hardware, Storage & Peripherals – 2.5%
Apple, Inc.	8,051	1,407,154
TOTAL INFORMATION TECHNOLOGY		24,259,423
MATERIALS – 1.9%
Metals & Mining – 1.9%
Freeport-McMoRan, Inc.	29,200	1,086,824
REAL ESTATE – 0.2%
Real Estate Management & Development – 0.2%
WeWork, Inc. (a)	12,805	95,141
TOTAL COMMON STOCKS (Cost $60,963,965)		56,049,582
Money Market Fund – 0.3%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 0.01% (c) (Cost $169,272)	169,272	169,272
TOTAL INVESTMENT IN SECURITIES – 100.1% (Cost $61,133,237)		56,218,854
NET OTHER ASSETS (LIABILITIES) – (0.1%)		(37,215)
NET ASSETS – 100.0%		$ 56,181,639

Legend
(a)	Non-income producing.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $501,175 or 0.9% of net assets.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
See accompanying notes which are an integral part of the financial statements.
23	Semi-Annual Report

Fidelity® Growth Opportunities ETF
Schedule of Investments (Unaudited)–continued
Investment Valuation
The following is a summary of the inputs used, as of January 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$ 12,628,636	$ 12,628,636	$ —	$ —
Consumer Discretionary	9,131,654	9,131,654	—	—
Consumer Staples	321,184	321,184	—	—
Energy	797,033	797,033	—	—
Financials	1,115,001	1,115,001	—	—
Health Care	4,751,011	4,751,011	—	—
Industrials	1,863,675	1,863,675	—	—
Information Technology	24,259,423	24,259,423	—	—
Materials	1,086,824	1,086,824	—	—
Real Estate	95,141	95,141	—	—
Money Market Fund	169,272	169,272	—	—
Total Investments in Securities:	$ 56,218,854	$ 56,218,854	$ —	$ —
Other Information
Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):
United States of America	90.1%
Singapore	3.0%
Israel	2.3%
Canada	2.2%
Netherlands	1.4%
Others (Individually Less Than 1%)	1.1%
100.1%
See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	24

Fidelity® Magellan ETF
Schedule of Investments January 31, 2022 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 98.0%
	Shares	Value
COMMUNICATION SERVICES – 8.5%
Entertainment – 0.0%
Netflix, Inc. (a)	13	$5,553
ROBLOX Corp. (a)	24	1,581
		7,134
Interactive Media & Services – 8.5%
Alphabet, Inc. Class A (a)	510	1,380,096
Alphabet, Inc. Class C (a)	497	1,348,843
Facebook, Inc. Class A (a)	5,100	1,597,626
		4,326,565
Media – 0.0%
Charter Communications, Inc. Class A (a)	13	7,713
TOTAL COMMUNICATION SERVICES		4,341,412
CONSUMER DISCRETIONARY – 10.3%
Hotels, Restaurants & Leisure – 2.2%
Domino's Pizza, Inc.	1,164	529,213
Hilton Worldwide Holdings, Inc. (a)	4,031	584,938
		1,114,151
Internet & Direct Marketing Retail – 4.6%
Amazon.com, Inc. (a)	777	2,324,372
Multiline Retail – 0.0%
Dollar General Corp.	118	24,601
Specialty Retail – 2.0%
The Home Depot, Inc.	2,800	1,027,544
Textiles, Apparel & Luxury Goods – 1.5%
NIKE, Inc. Class B	5,129	759,451
TOTAL CONSUMER DISCRETIONARY		5,250,119
CONSUMER STAPLES – 2.8%
Food & Staples Retailing – 1.6%
Costco Wholesale Corp.	1,624	820,331
Personal Products – 1.2%
The Estee Lauder Cos., Inc. Class A	1,955	609,550
TOTAL CONSUMER STAPLES		1,429,881
FINANCIALS – 7.2%
Capital Markets – 4.8%
BlackRock, Inc.	805	662,467
Coinbase Global, Inc. Class A (a)	10	1,901
Moody's Corp.	1,691	580,013
MSCI, Inc.	1,074	575,793
S&P Global, Inc.	1,508	626,152
T Rowe Price Group, Inc.	3	463
		2,446,789
Insurance – 2.4%
Arthur J Gallagher & Co.	3,578	565,109

	Shares	Value

Marsh & McLennan Cos., Inc.	4,064	$ 624,393
		1,189,502
TOTAL FINANCIALS		3,636,291
HEALTH CARE – 12.6%
Health Care Equipment & Supplies – 3.9%
Danaher Corp.	2,678	765,346
IDEXX Laboratories, Inc. (a)	1,141	578,829
Intuitive Surgical, Inc. (a)	2,219	630,595
		1,974,770
Health Care Providers & Services – 2.3%
UnitedHealth Group, Inc.	2,454	1,159,687
Health Care Technology – 1.0%
Veeva Systems, Inc. Class A (a)	2,247	531,505
Life Sciences Tools & Services – 2.7%
IQVIA Holdings, Inc. (a)	2,323	568,903
Thermo Fisher Scientific, Inc.	1,344	781,267
		1,350,170
Pharmaceuticals – 2.7%
Eli Lilly & Co.	3,078	755,310
Zoetis, Inc.	3,112	621,747
		1,377,057
TOTAL HEALTH CARE		6,393,189
INDUSTRIALS – 8.5%
Aerospace & Defense – 1.0%
HEICO Corp. Class A	4,517	495,515
Commercial Services & Supplies – 1.1%
Cintas Corp.	1,368	535,613
Electrical Equipment – 1.1%
AMETEK, Inc.	4,040	552,551
Industrial Conglomerates – 1.0%
Roper Technologies, Inc.	1,225	535,521
Professional Services – 4.3%
Equifax, Inc.	2,319	556,003
IHS Markit Ltd.	4,837	564,913
TransUnion	5,025	518,178
Verisk Analytics, Inc.	2,722	533,866
		2,172,960
TOTAL INDUSTRIALS		4,292,160
INFORMATION TECHNOLOGY – 42.6%
Electronic Equipment, Instruments & Components – 2.2%
Amphenol Corp. Class A	7,328	583,236
Teledyne Technologies, Inc. (a)	1,261	531,423
		1,114,659
IT Services – 3.7%
Accenture PLC Class A	2,389	844,702

See accompanying notes which are an integral part of the financial statements.
25	Semi-Annual Report

Fidelity® Magellan ETF
Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
INFORMATION TECHNOLOGY – continued
IT Services – continued
Mastercard, Inc. Class A	2,729	$ 1,054,431
		1,899,133
Semiconductors & Semiconductor Equipment – 9.1%
Advanced Micro Devices, Inc. (a)	6,208	709,264
Analog Devices, Inc.	3,755	615,707
Applied Materials, Inc.	4,969	686,616
KLA Corp.	1,629	634,121
Lam Research Corp.	1,079	636,524
NVIDIA Corp.	5,436	1,331,059
Texas Instruments, Inc.	52	9,334
		4,622,625
Software – 19.3%
Adobe, Inc. (a)	1,706	911,516
ANSYS, Inc. (a)	1,618	550,136
Autodesk, Inc. (a)	2,345	585,758
Cadence Design Systems, Inc. (a)	3,721	566,113
DocuSign, Inc. (a)	27	3,396
Fortinet, Inc. (a)	1,935	575,159
Intuit, Inc.	1,312	728,462
Microsoft Corp.	12,052	3,747,931
Salesforce.com, Inc. (a)	3,606	838,864
ServiceNow, Inc. (a)	1,231	721,095
Synopsys, Inc. (a)	1,861	577,840
		9,806,270
Technology Hardware, Storage & Peripherals – 8.3%
Apple, Inc.	24,007	4,195,943
TOTAL INFORMATION TECHNOLOGY		21,638,630
MATERIALS – 2.6%
Chemicals – 2.6%
Linde PLC (a)	2,317	738,382

	Shares	Value

The Sherwin-Williams Co.	2,055	$ 588,778
TOTAL MATERIALS		1,327,160
REAL ESTATE – 1.5%
Equity Real Estate Investment Trusts (REITs) – 1.5%
Prologis, Inc.	4,699	736,897
UTILITIES – 1.4%
Electric Utilities – 1.4%
NextEra Energy, Inc.	9,249	722,532
TOTAL COMMON STOCKS (Cost $46,823,215)		49,768,271
Money Market Fund – 1.8%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 0.01% (b) (Cost $930,824)	930,824	930,824
TOTAL INVESTMENT IN SECURITIES – 99.8% (Cost $47,754,039)		50,699,095
NET OTHER ASSETS (LIABILITIES) – 0.2%		87,787
NET ASSETS – 100.0%		$ 50,786,882

Legend
(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	26

Investment Valuation
The following is a summary of the inputs used, as of January 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$ 4,341,412	$ 4,341,412	$ —	$ —
Consumer Discretionary	5,250,119	5,250,119	—	—
Consumer Staples	1,429,881	1,429,881	—	—
Financials	3,636,291	3,636,291	—	—
Health Care	6,393,189	6,393,189	—	—
Industrials	4,292,160	4,292,160	—	—
Information Technology	21,638,630	21,638,630	—	—
Materials	1,327,160	1,327,160	—	—
Real Estate	736,897	736,897	—	—
Utilities	722,532	722,532	—	—
Money Market Fund	930,824	930,824	—	—
Total Investments in Securities:	$ 50,699,095	$ 50,699,095	$ —	$ —
See accompanying notes which are an integral part of the financial statements.
27	Semi-Annual Report

Fidelity® New Millennium ETF
Schedule of Investments January 31, 2022 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 94.9%
	Shares	Value
COMMUNICATION SERVICES – 5.2%
Diversified Telecommunication Services – 1.3%
Verizon Communications, Inc.	14,940	$ 795,256
Media – 3.9%
Comcast Corp. Class A	27,355	1,367,477
Omnicom Group, Inc.	6,331	477,104
The Interpublic Group of Cos., Inc.	15,632	555,561
		2,400,142
TOTAL COMMUNICATION SERVICES		3,195,398
CONSUMER DISCRETIONARY – 8.0%
Auto Components – 0.3%
Magna International, Inc.	2,538	204,588
Automobiles – 1.3%
General Motors Co. (a)	8,968	472,883
Stellantis N.V.	17,898	345,252
		818,135
Hotels, Restaurants & Leisure – 1.3%
Booking Holdings, Inc. (a)	185	454,384
Churchill Downs, Inc.	1,405	295,471
Sweetgreen, Inc. (a)	1,630	49,308
		799,163
Household Durables – 1.8%
D.R. Horton, Inc.	4,347	387,839
Mohawk Industries, Inc. (a)	1,812	286,061
NVR, Inc. (a)	76	404,869
		1,078,769
Internet & Direct Marketing Retail – 1.1%
Coupang, Inc. (a)	19,298	401,784
eBay, Inc.	3,503	210,425
Farfetch Ltd. Class A (a)	4,018	87,231
		699,440
Leisure Products – 0.2%
Peloton Interactive, Inc. Class A (a)	3,520	96,202
Specialty Retail – 0.7%
Best Buy Co., Inc.	2,752	273,219
National Vision Holdings, Inc. (a)	3,323	135,844
		409,063
Textiles, Apparel & Luxury Goods – 1.3%
Allbirds, Inc. (a)	2,274	28,107
PVH Corp.	2,823	268,213
Ralph Lauren Corp.	1,689	187,209
Tapestry, Inc.	8,289	314,567
		798,096
TOTAL CONSUMER DISCRETIONARY		4,903,456
CONSUMER STAPLES – 4.2%
Beverages – 2.0%
Diageo PLC ADR	1,690	344,675

	Shares	Value

Molson Coors Beverage Co. Class B	4,272	$ 203,604
The Coca-Cola Co.	10,882	663,911
		1,212,190
Food & Staples Retailing – 1.4%
BJ's Wholesale Club Holdings, Inc. (a)	5,864	360,460
The Kroger Co.	11,250	490,387
		850,847
Tobacco – 0.8%
Altria Group, Inc.	10,153	516,585
TOTAL CONSUMER STAPLES		2,579,622
ENERGY – 12.9%
Energy Equipment & Services – 1.0%
Oceaneering International, Inc. (a)	12,849	167,422
Schlumberger N.V.	10,454	408,438
TechnipFMC PLC (a)	7,550	49,000
		624,860
Oil, Gas & Consumable Fuels – 11.9%
Canadian Natural Resources Ltd.	16,130	821,340
Cheniere Energy, Inc.	8,486	949,583
EQT Corp. (a)	36,062	766,317
Exxon Mobil Corp.	26,445	2,008,762
Golar LNG Ltd. (a)	18,722	268,661
Hess Corp.	13,286	1,226,165
Range Resources Corp. (a)	11,674	224,724
The Williams Cos., Inc.	22,137	662,782
Valero Energy Corp.	3,936	326,570
		7,254,904
TOTAL ENERGY		7,879,764
FINANCIALS – 19.8%
Banks – 9.8%
Bank of America Corp.	33,241	1,533,740
Comerica, Inc.	3,915	363,234
HDFC Bank Ltd. ADR	3,724	255,578
The PNC Financial Services Group, Inc.	5,587	1,150,866
Wells Fargo & Co.	50,304	2,706,355
		6,009,773
Capital Markets – 2.3%
Goldman Sachs Group, Inc.	1,924	682,404
Morgan Stanley	7,290	747,517
		1,429,921
Diversified Financial Services – 0.4%
Equitable Holdings, Inc.	6,432	216,372
Insurance – 6.0%
American International Group, Inc.	23,340	1,347,885
Arch Capital Group Ltd. (a)	8,763	405,902
Chubb Ltd.	4,948	976,142
First American Financial Corp.	3,189	237,612
MetLife, Inc.	8,203	550,093

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	28

Common Stocks – continued
	Shares	Value
FINANCIALS – continued
Insurance – continued
RenaissanceRe Holdings Ltd.	880	$ 138,310
		3,655,944
Thrifts & Mortgage Finance – 1.3%
Radian Group, Inc.	34,564	773,888
TOTAL FINANCIALS		12,085,898
HEALTH CARE – 14.9%
Biotechnology – 0.8%
Amgen, Inc.	2,197	499,027
Health Care Equipment & Supplies – 2.9%
Becton Dickinson and Co.	2,137	543,097
Boston Scientific Corp. (a)	14,015	601,244
Butterfly Network, Inc. (a)	53,455	310,039
Hologic, Inc. (a)	4,101	288,054
		1,742,434
Health Care Providers & Services – 4.6%
Centene Corp. (a)	6,924	538,410
Cigna Corp.	2,463	567,623
Guardant Health, Inc. (a)	1,854	128,946
LifeStance Health Group, Inc. (a)	15,628	119,242
Oak Street Health, Inc. (a)	8,412	146,200
UnitedHealth Group, Inc.	2,303	1,088,329
Universal Health Services, Inc. Class B	1,745	226,955
		2,815,705
Life Sciences Tools & Services – 0.6%
Bruker Corp.	5,520	367,632
Pharmaceuticals – 6.0%
Bristol-Myers Squibb Co.	24,340	1,579,422
Eli Lilly & Co.	4,203	1,031,374
Sanofi ADR	6,342	329,784
Viatris, Inc.	47,013	703,785
		3,644,365
TOTAL HEALTH CARE		9,069,163
INDUSTRIALS – 12.4%
Aerospace & Defense – 3.3%
BWX Technologies, Inc.	5,402	240,443
General Dynamics Corp.	2,997	635,664
Huntington Ingalls Industries, Inc.	2,806	525,283
Northrop Grumman Corp.	1,680	621,432
		2,022,822
Air Freight & Logistics – 0.4%
GXO Logistics, Inc. (a)	2,735	222,110
Building Products – 0.7%
Fortune Brands Home & Security, Inc.	3,071	289,196
JELD-WEN Holding, Inc. (a)	6,080	143,488
		432,684

	Shares	Value

Construction & Engineering – 0.6%
AECOM	3,046	$210,570
Argan, Inc.	4,342	161,305
		371,875
Electrical Equipment – 0.5%
Sensata Technologies Holding PLC (a)	5,434	311,694
Industrial Conglomerates – 4.3%
General Electric Co.	28,086	2,653,565
Machinery – 0.7%
Donaldson Co., Inc.	3,144	174,995
Pentair PLC	3,565	227,091
		402,086
Professional Services – 0.6%
Leidos Holdings, Inc.	2,399	214,590
Science Applications International Corp.	1,893	155,283
		369,873
Road & Rail – 1.3%
Hertz Global Holdings, Inc. (a)	5,742	110,591
Knight-Swift Transportation Holdings, Inc.	8,732	494,057
XPO Logistics, Inc. (a)	2,679	177,269
		781,917
TOTAL INDUSTRIALS		7,568,626
INFORMATION TECHNOLOGY – 7.5%
Communications Equipment – 2.2%
Cisco Systems, Inc.	17,394	968,324
Telefonaktiebolaget LM Ericsson ADR	30,201	373,888
		1,342,212
Electronic Equipment, Instruments & Components – 0.7%
Keysight Technologies, Inc. (a)	2,749	464,086
IT Services – 3.1%
Akamai Technologies, Inc. (a)	3,090	353,959
Euronet Worldwide, Inc. (a)	1,517	203,111
Fidelity National Information Services, Inc.	2,961	355,083
Global Payments, Inc.	1,236	185,252
Visa, Inc. Class A	3,433	776,442
		1,873,847
Semiconductors & Semiconductor Equipment – 1.5%
Analog Devices, Inc.	2,092	343,025
Intel Corp.	11,987	585,206
		928,231
TOTAL INFORMATION TECHNOLOGY		4,608,376
MATERIALS – 3.7%
Chemicals – 1.1%
Nutrien Ltd.	3,970	277,106
Olin Corp.	7,546	382,356
		659,462
See accompanying notes which are an integral part of the financial statements.
29	Semi-Annual Report

Fidelity® New Millennium ETF
Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
MATERIALS – continued
Containers & Packaging – 1.2%
Avery Dennison Corp.	1,426	$292,929
O-I Glass, Inc. (a)	30,631	407,699
		700,628
Metals & Mining – 1.4%
Commercial Metals Co.	3,965	132,590
Freeport-McMoRan, Inc.	11,497	427,918
Royal Gold, Inc.	1,673	169,893
Steel Dynamics, Inc.	2,645	146,850
		877,251
TOTAL MATERIALS		2,237,341
REAL ESTATE – 3.2%
Equity Real Estate Investment Trusts (REITs) – 3.0%
Cousins Properties, Inc.	4,795	184,895
Gaming and Leisure Properties, Inc.	6,765	305,643
Healthcare Trust of America, Inc. Class A	6,214	202,266
Orion Office REIT, Inc. (a)	278	4,626
Realty Income Corp.	2,780	192,960
Simon Property Group, Inc.	1,903	280,121
Spirit Realty Capital, Inc.	6,761	320,877
VICI Properties, Inc.	11,066	316,709
		1,808,097
Real Estate Management & Development – 0.2%
WeWork, Inc. (a)	17,515	130,136
TOTAL REAL ESTATE		1,938,233
UTILITIES – 3.1%
Electric Utilities – 2.2%
Duke Energy Corp.	6,054	636,033

	Shares	Value

FirstEnergy Corp.	5,772	$ 242,193
The Southern Co.	6,834	474,895
		1,353,121
Independent Power and Renewable Electricity Producers – 0.9%
The AES Corp.	11,053	245,156
Vistra Corp.	13,567	295,896
		541,052
TOTAL UTILITIES		1,894,173
TOTAL COMMON STOCKS (Cost $50,326,587)		57,960,050
Money Market Fund – 4.8%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 0.01% (b) (Cost $2,969,490)	2,969,490	2,969,490
TOTAL INVESTMENT IN SECURITIES – 99.7% (Cost $53,296,077)		60,929,540
NET OTHER ASSETS (LIABILITIES) – 0.3%		165,089
NET ASSETS – 100.0%		$ 61,094,629

Legend
(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	30

Investment Valuation
The following is a summary of the inputs used, as of January 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$ 3,195,398	$ 3,195,398	$ —	$ —
Consumer Discretionary	4,903,456	4,903,456	—	—
Consumer Staples	2,579,622	2,579,622	—	—
Energy	7,879,764	7,879,764	—	—
Financials	12,085,898	12,085,898	—	—
Health Care	9,069,163	9,069,163	—	—
Industrials	7,568,626	7,568,626	—	—
Information Technology	4,608,376	4,608,376	—	—
Materials	2,237,341	2,237,341	—	—
Real Estate	1,938,233	1,938,233	—	—
Utilities	1,894,173	1,894,173	—	—
Money Market Fund	2,969,490	2,969,490	—	—
Total Investments in Securities:	$ 60,929,540	$ 60,929,540	$ —	$ —
See accompanying notes which are an integral part of the financial statements.
31	Semi-Annual Report

Fidelity® Real Estate Investment ETF
Schedule of Investments January 31, 2022 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.7%
	Shares	Value
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) – 96.1%
REITs - Apartments – 11.1%
American Homes 4 Rent Class A	8,727	$ 341,488
Apartment Income REIT Corp.	5,465	288,661
Invitation Homes, Inc.	10,243	430,001
Mid-America Apartment Communities, Inc.	3,372	696,925
UDR, Inc.	13,383	760,690
		2,517,765
REITs - Diversified – 39.2%
Crown Castle International Corp.	12,107	2,209,649
Digital Realty Trust, Inc.	8,913	1,330,087
Duke Realty Corp.	19,188	1,108,683
Equinix, Inc.	821	595,143
Gaming and Leisure Properties, Inc.	10,619	479,766
Lamar Advertising Co. Class A	2,309	255,745
Lexington Realty Trust	13,343	198,677
SBA Communications Corp.	4,919	1,600,839
VICI Properties, Inc.	14,785	423,147
Washington Real Estate Investment Trust	6,920	170,370
Weyerhaeuser Co.	12,476	504,405
		8,876,511
REITs - Health Care – 10.7%
Healthcare Trust of America, Inc. Class A	1,318	42,901
Medical Properties Trust, Inc.	15,380	350,049
Ventas, Inc.	14,016	743,128
Welltower, Inc.	14,780	1,280,391
		2,416,469
REITs - Hotels – 3.7%
DiamondRock Hospitality Co. (a)	19,329	180,726
Host Hotels & Resorts, Inc. (a)	19,675	341,165
RLJ Lodging Trust	12,953	179,399
Ryman Hospitality Properties, Inc. (a)	1,557	137,639
		838,929
REITs - Manufactured Homes – 5.0%
Equity Lifestyle Properties, Inc.	8,014	627,416
Sun Communities, Inc.	2,694	509,058
		1,136,474
REITs - Office Property – 2.2%
American Assets Trust, Inc.	3,762	135,319
Highwoods Properties, Inc.	3,362	144,969
Mack-Cali Realty Corp. (a)	7,037	116,111
Piedmont Office Realty Trust, Inc. Class A	5,325	94,572
		490,971
REITs - Shopping Centers – 4.3%
Kimco Realty Corp.	16,438	398,786
Phillips Edison & Co., Inc.	4,242	133,708

	Shares	Value

Regency Centers Corp.	4,981	$ 357,387
Urban Edge Properties	4,385	79,982
		969,863
REITs - Single Tenant – 5.3%
Four Corners Property Trust, Inc.	4,205	113,829
National Retail Properties, Inc.	9,853	437,276
Realty Income Corp.	4,684	325,117
Spirit Realty Capital, Inc.	6,898	327,379
		1,203,601
REITs - Storage – 6.9%
CubeSmart	12,588	638,715
Extra Space Storage, Inc.	3,212	636,586
Iron Mountain, Inc.	6,252	287,092
		1,562,393
REITs - Warehouse/Industrial – 7.7%
Prologis, Inc.	11,054	1,733,488
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)		21,746,464
INFORMATION TECHNOLOGY – 0.2%
IT Services – 0.2%
Cyxtera Technologies, Inc. (a)	3,202	38,328
REAL ESTATE MANAGEMENT & DEVELOPMENT – 3.4%
Real Estate Services – 3.4%
CBRE Group, Inc. Class A (a)	6,699	678,877
Realogy Holdings Corp. (a)	6,305	104,032
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		782,909
TOTAL COMMON STOCKS (Cost $20,860,529)		22,567,701
Money Market Fund – 0.3%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 0.01% (b) (Cost $60,189)	60,189	60,189
TOTAL INVESTMENT IN SECURITIES – 100.0% (Cost $20,920,718)		22,627,890
NET OTHER ASSETS (LIABILITIES) – (0.0%)		(4,546)
NET ASSETS – 100.0%		$ 22,623,344

Legend
(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	32

Investment Valuation
The following is a summary of the inputs used, as of January 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 22,567,701	$ 22,567,701	$ —	$ —
Money Market Funds	60,189	60,189	—	—
Total Investments in Securities:	$ 22,627,890	$ 22,627,890	$ —	$ —
See accompanying notes which are an integral part of the financial statements.
33	Semi-Annual Report

Fidelity® Small-Mid Cap Opportunities ETF
Schedule of Investments January 31, 2022 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 98.7%
	Shares	Value
COMMUNICATION SERVICES – 2.5%
Interactive Media & Services – 0.8%
j2 Global, Inc. (a)	1,395	$146,559
ZipRecruiter, Inc. (a)	3,801	82,443
		229,002
Media – 1.7%
Nexstar Media Group, Inc. Class A	1,399	231,366
Omnicom Group, Inc.	1,286	96,913
TechTarget, Inc. (a)	739	61,293
The Interpublic Group of Cos., Inc.	2,603	92,511
		482,083
TOTAL COMMUNICATION SERVICES		711,085
CONSUMER DISCRETIONARY – 12.4%
Auto Components – 0.5%
Adient PLC (a)	2,566	107,695
Patrick Industries, Inc.	717	46,175
		153,870
Diversified Consumer Services – 0.2%
Adtalem Global Education, Inc. (a)	1,544	45,425
Hotels, Restaurants & Leisure – 3.0%
Brinker International, Inc. (a)	1,432	47,557
Caesars Entertainment, Inc. (a)	2,652	201,923
Churchill Downs, Inc.	1,114	234,274
Hilton Grand Vacations, Inc. (a)	2,731	133,437
Wyndham Hotels & Resorts, Inc.	2,970	249,332
		866,523
Household Durables – 2.0%
Helen of Troy Ltd. (a)	823	172,278
Mohawk Industries, Inc. (a)	1,980	312,583
Tempur Sealy International, Inc.	2,606	103,745
		588,606
Specialty Retail – 3.7%
Academy Sports & Outdoors, Inc. (a)	857	33,337
American Eagle Outfitters, Inc.	213	4,863
AutoZone, Inc. (a)	154	305,898
Best Buy Co., Inc.	1,234	122,511
Dick's Sporting Goods, Inc.	1,796	207,258
Rent-A-Center, Inc.	1,498	63,141
Williams-Sonoma, Inc.	2,018	323,970
		1,060,978
Textiles, Apparel & Luxury Goods – 3.0%
Capri Holdings Ltd. (a)	1,742	104,642
Crocs, Inc. (a)	2,083	213,757
Deckers Outdoor Corp. (a)	657	210,391
Tapestry, Inc.	8,763	332,556
		861,346
TOTAL CONSUMER DISCRETIONARY		3,576,748

	Shares	Value
CONSUMER STAPLES – 4.6%
Beverages – 0.3%
Primo Water Corp.	4,821	$ 80,511
Food & Staples Retailing – 1.7%
BJ's Wholesale Club Holdings, Inc. (a)	4,139	254,424
US Foods Holding Corp. (a)	6,927	244,246
		498,670
Food Products – 2.6%
Darling Ingredients, Inc. (a)	4,950	315,662
Lamb Weston Holdings, Inc.	3,409	218,892
Nomad Foods Ltd. (a)	6,318	163,004
Seaboard Corp.	13	49,660
		747,218
TOTAL CONSUMER STAPLES		1,326,399
ENERGY – 4.7%
Energy Equipment & Services – 0.6%
TechnipFMC PLC (a)	27,018	175,347
Oil, Gas & Consumable Fuels – 4.1%
Antero Resources Corp. (a)	8,301	162,119
Brigham Minerals, Inc. Class A	896	19,389
Cheniere Energy, Inc.	2,747	307,389
Denbury, Inc. (a)	1,488	111,808
EQT Corp. (a)	4,400	93,500
Hess Corp.	2,827	260,904
HollyFrontier Corp.	3,074	108,082
Murphy Oil Corp.	4,155	131,298
		1,194,489
TOTAL ENERGY		1,369,836
FINANCIALS – 16.9%
Banks – 8.4%
BOK Financial Corp.	972	99,679
Comerica, Inc.	4,446	412,500
Cullen/Frost Bankers, Inc.	1,773	250,011
First Citizens BancShares, Inc. Class A	101	78,687
First Hawaiian, Inc.	4,113	116,604
M&T Bank Corp.	572	96,885
Signature Bank	1,600	487,408
Sterling Bancorp	6,056	159,212
Synovus Financial Corp.	4,450	221,432
Trico Bancshares	689	29,951
Western Alliance Bancorp	3,023	299,851
Wintrust Financial Corp.	1,634	160,246
		2,412,466
Capital Markets – 0.6%
LPL Financial Holdings, Inc.	962	165,772
Consumer Finance – 2.1%
Discover Financial Services	2,614	302,570
Encore Capital Group, Inc. (a)	1,016	65,532

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	34

Common Stocks – continued
	Shares	Value
FINANCIALS – continued
Consumer Finance – continued
Synchrony Financial	5,864	$ 249,748
		617,850
Diversified Financial Services – 0.3%
Cannae Holdings, Inc. (a)	2,626	78,439
Insurance – 5.5%
Arch Capital Group Ltd. (a)	4,399	203,762
Assurant, Inc.	1,537	234,408
Enstar Group Ltd. (a)	391	103,646
First American Financial Corp.	3,400	253,334
Lincoln National Corp.	3,647	255,217
Old Republic International Corp.	9,166	234,924
Primerica, Inc.	1,250	192,925
Reinsurance Group of America, Inc.	1,054	121,031
		1,599,247
TOTAL FINANCIALS		4,873,774
HEALTH CARE – 11.8%
Biotechnology – 1.6%
4D Molecular Therapeutics, Inc. (a)	306	4,835
Agios Pharmaceuticals, Inc. (a)	232	7,166
Allovir, Inc. (a)	304	2,481
ALX Oncology Holdings, Inc. (a)	257	4,112
Arcutis Biotherapeutics, Inc. (a)	120	1,813
Argenx SE ADR (a)	260	70,008
Avid Bioservices, Inc. (a)	993	18,738
Celldex Therapeutics, Inc. (a)	449	13,923
Cytokinetics, Inc. (a)	742	24,627
Emergent BioSolutions, Inc. (a)	444	20,779
Exelixis, Inc. (a)	2,728	49,377
Forma Therapeutics Holdings, Inc. (a)	243	2,877
Global Blood Therapeutics, Inc. (a)	786	22,676
Horizon Therapeutics PLC (a)	271	25,292
Keros Therapeutics, Inc. (a)	148	6,863
Kura Oncology, Inc. (a)	582	8,200
Kymera Therapeutics, Inc. (a)	297	12,474
Mirati Therapeutics, Inc. (a)	53	6,323
Natera, Inc. (a)	461	32,570
Prelude Therapeutics, Inc. (a)	358	3,555
Protagonist Therapeutics, Inc. (a)	548	16,051
Relay Therapeutics, Inc. (a)	207	4,581
REVOLUTION Medicines, Inc. (a)	107	2,303
TG Therapeutics, Inc. (a)	908	10,505
United Therapeutics Corp. (a)	271	54,707
Vaxcyte, Inc. (a)	23	438
Vericel Corp. (a)	450	16,011
Verve Therapeutics, Inc. (a)	496	14,295
		457,580

	Shares	Value

Health Care Equipment & Supplies – 2.1%
Envista Holdings Corp. (a)	3,158	$ 136,552
Figs, Inc. Class A (a)	3,359	75,510
Hologic, Inc. (a)	2,384	167,452
Integer Holdings Corp. (a)	1,019	79,900
Masimo Corp. (a)	657	144,455
		603,869
Health Care Providers & Services – 4.3%
Acadia Healthcare Co., Inc. (a)	2,772	145,946
Laboratory Corp. of America Holdings (a)	875	237,440
Molina Healthcare, Inc. (a)	1,430	415,386
Owens & Minor, Inc.	2,249	94,660
Premier, Inc. Class A	1,875	71,663
R1 RCM, Inc. (a)	3,234	76,905
Surgery Partners, Inc. (a)	996	42,499
Universal Health Services, Inc. Class B	1,279	166,347
		1,250,846
Life Sciences Tools & Services – 2.8%
10X Genomics, Inc. Class A (a)	446	42,936
Bio-Rad Laboratories, Inc. Class A (a)	248	148,733
Charles River Laboratories International, Inc. (a)	1,159	382,192
Maravai LifeSciences Holdings, Inc. Class A (a)	29	839
Syneos Health, Inc. (a)	2,649	239,893
		814,593
Pharmaceuticals – 1.0%
Arvinas, Inc. (a)	542	38,747
Jazz Pharmaceuticals PLC (a)	1,640	227,812
Prestige Consumer Healthcare, Inc. (a)	295	16,653
Viatris, Inc.	741	11,093
		294,305
TOTAL HEALTH CARE		3,421,193
INDUSTRIALS – 16.9%
Aerospace & Defense – 0.3%
Curtiss-Wright Corp.	730	96,937
Building Products – 2.1%
Builders FirstSource, Inc. (a)	6,701	455,601
JELD-WEN Holding, Inc. (a)	1,679	39,625
The AZEK Co., Inc. (a)	3,673	121,319
		616,545
Commercial Services & Supplies – 0.5%
Cimpress PLC (a)	586	39,391
The Brink's Co.	1,639	114,369
		153,760
Construction & Engineering – 0.5%
AECOM	2,195	151,740
Electrical Equipment – 3.2%
Acuity Brands, Inc.	997	190,956
See accompanying notes which are an integral part of the financial statements.
35	Semi-Annual Report

Fidelity® Small-Mid Cap Opportunities ETF
Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
INDUSTRIALS – continued
Electrical Equipment – continued
AMETEK, Inc.	1,482	$ 202,693
Atkore, Inc. (a)	762	82,128
Generac Holdings, Inc. (a)	326	92,056
Regal Rexnord Corp.	1,279	202,696
Sensata Technologies Holding PLC (a)	2,417	138,639
		909,168
Machinery – 3.3%
Allison Transmission Holdings, Inc.	3,032	115,186
Crane Co.	1,547	160,130
ITT, Inc.	2,700	248,184
Kornit Digital Ltd. (a)	1,963	206,233
Oshkosh Corp.	1,205	137,141
SPX Corp. (a)	1,358	70,860
		937,734
Marine – 0.4%
Kirby Corp. (a)	1,915	124,820
Professional Services – 3.7%
Alight, Inc. (a)	11,945	115,389
ASGN, Inc. (a)	1,612	185,170
CACI International, Inc. Class A (a)	728	180,151
Insperity, Inc.	1,107	119,036
KBR, Inc.	4,285	185,969
Kforce, Inc.	986	67,709
ManpowerGroup, Inc.	75	7,865
Nielsen Holdings PLC	11,512	217,116
		1,078,405
Road & Rail – 1.9%
Knight-Swift Transportation Holdings, Inc.	3,885	219,813
TFI International, Inc.	3,437	330,983
		550,796
Trading Companies & Distributors – 1.0%
Beacon Roofing Supply, Inc. (a)	1,689	92,675
Rush Enterprises, Inc. Class A	1,505	79,494
Univar Solutions, Inc. (a)	3,904	103,456
		275,625
TOTAL INDUSTRIALS		4,895,530
INFORMATION TECHNOLOGY – 14.9%
Communications Equipment – 0.5%
Lumentum Holdings, Inc. (a)	1,385	140,550
Electronic Equipment, Instruments & Components – 3.9%
Advanced Energy Industries, Inc.	1,195	102,985
Arrow Electronics, Inc. (a)	2,509	311,116
Fabrinet (a)	1,086	122,892
Flex Ltd. (a)	2,885	46,679
Insight Enterprises, Inc. (a)	1,102	103,754
SYNNEX Corp.	1,316	137,614
TTM Technologies, Inc. (a)	3,222	43,368

	Shares	Value

Zebra Technologies Corp. Class A (a)	493	$ 250,996
		1,119,404
IT Services – 4.2%
Amdocs Ltd.	1,884	142,977
Concentrix Corp.	1,292	259,679
Cyxtera Technologies, Inc. (a)	9,768	116,923
EPAM Systems, Inc. (a)	484	230,452
ExlService Holdings, Inc. (a)	1,043	125,702
Genpact Ltd.	3,515	174,871
Unisys Corp. (a)	1,791	32,686
Verra Mobility Corp. (a)	4,210	66,686
WNS Holdings Ltd. ADR (a)	665	55,966
		1,205,942
Semiconductors & Semiconductor Equipment – 1.5%
Cirrus Logic, Inc. (a)	500	44,720
Entegris, Inc.	1,839	220,386
Semtech Corp. (a)	2,026	144,048
SiTime Corp. (a)	143	33,332
		442,486
Software – 3.8%
ANSYS, Inc. (a)	494	167,965
CyberArk Software Ltd. (a)	1,427	195,713
Dynatrace, Inc. (a)	1,467	80,480
Elastic N.V. (a)	590	55,018
Paycom Software, Inc. (a)	364	122,049
Rapid7, Inc. (a)	1,664	160,293
Sprout Social, Inc. Class A (a)	894	61,552
Tenable Holdings, Inc. (a)	2,143	110,150
Workiva, Inc. (a)	1,283	151,753
		1,104,973
Technology Hardware, Storage & Peripherals – 1.0%
Seagate Technology Holdings PLC	2,733	292,841
TOTAL INFORMATION TECHNOLOGY		4,306,196
MATERIALS – 6.4%
Chemicals – 4.0%
Axalta Coating Systems Ltd. (a)	3,329	98,572
Element Solutions, Inc.	6,868	154,118
Huntsman Corp.	4,269	152,958
Olin Corp.	4,488	227,407
The Chemours Co.	4,793	156,779
Trinseo PLC	1,813	97,068
Tronox Holdings PLC Class A	2,814	63,878
Valvoline, Inc.	5,900	194,346
		1,145,126
Construction Materials – 1.1%
Eagle Materials, Inc.	1,312	191,355
Summit Materials, Inc. Class A (a)	3,715	132,106
		323,461

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	36

Common Stocks – continued
	Shares	Value
MATERIALS – continued
Containers & Packaging – 0.9%
Avery Dennison Corp.	951	$195,354
O-I Glass, Inc. (a)	4,710	62,690
		258,044
Metals & Mining – 0.4%
Commercial Metals Co.	3,675	122,892
TOTAL MATERIALS		1,849,523
REAL ESTATE – 5.1%
Equity Real Estate Investment Trusts (REITs) – 3.3%
Corporate Office Properties Trust	3,406	86,036
CubeSmart	6,290	319,155
Douglas Emmett, Inc.	5,108	159,472
Equity Lifestyle Properties, Inc.	1,557	121,897
Lexington Realty Trust	7,042	104,855
Terreno Realty Corp.	2,102	157,166
		948,581
Real Estate Management & Development – 1.8%
Cushman & Wakefield PLC (a)	1,888	39,629
Jones Lang LaSalle, Inc. (a)	1,649	413,553
Realogy Holdings Corp. (a)	3,590	59,235
		512,417
TOTAL REAL ESTATE		1,460,998
UTILITIES – 2.5%
Electric Utilities – 1.2%
Alliant Energy Corp.	2,557	153,062
Edison International	1,673	105,048

	Shares	Value

PG&E Corp. (a)	7,996	$ 102,269
		360,379
Gas Utilities – 0.4%
Brookfield Infrastructure Corp.	1,882	124,814
Independent Power and Renewable Electricity Producers – 0.7%
The AES Corp.	8,568	190,038
Multi-Utilities – 0.2%
MDU Resources Group, Inc.	2,021	59,357
TOTAL UTILITIES		734,588
TOTAL COMMON STOCKS (Cost $27,064,180)		28,525,870
Money Market Fund – 1.0%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 0.01% (b) (Cost $291,569)	291,569	291,569
TOTAL INVESTMENT IN SECURITIES – 99.7% (Cost $27,355,749)		28,817,439
NET OTHER ASSETS (LIABILITIES) – 0.3%		94,038
NET ASSETS – 100.0%		$ 28,911,477

Legend
(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
See accompanying notes which are an integral part of the financial statements.
37	Semi-Annual Report

Fidelity® Small-Mid Cap Opportunities ETF
Schedule of Investments (Unaudited)–continued
Investment Valuation
The following is a summary of the inputs used, as of January 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$ 711,085	$ 711,085	$ —	$ —
Consumer Discretionary	3,576,748	3,576,748	—	—
Consumer Staples	1,326,399	1,326,399	—	—
Energy	1,369,836	1,369,836	—	—
Financials	4,873,774	4,873,774	—	—
Health Care	3,421,193	3,421,193	—	—
Industrials	4,895,530	4,895,530	—	—
Information Technology	4,306,196	4,306,196	—	—
Materials	1,849,523	1,849,523	—	—
Real Estate	1,460,998	1,460,998	—	—
Utilities	734,588	734,588	—	—
Money Market Fund	291,569	291,569	—	—
Total Investments in Securities:	$ 28,817,439	$ 28,817,439	$ —	$ —
Other Information
Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):
United States of America	88.9%
Ireland	2.3%
Bermuda	2.3%
United Kingdom	1.7%
Canada	1.6%
Israel	1.4%
Others (Individually Less Than 1%)	1.5%
99.7%
See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	38

Fidelity® Sustainable U.S. Equity ETF
Schedule of Investments January 31, 2022 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 98.2%
	Shares	Value
COMMUNICATION SERVICES – 5.2%
Entertainment – 1.3%
The Walt Disney Co. (a)	532	$ 76,060
Interactive Media & Services – 1.7%
Alphabet, Inc. Class A (a)	37	100,124
Media – 2.2%
Cable One, Inc.	41	63,334
Comcast Corp. Class A	1,213	60,638
		123,972
TOTAL COMMUNICATION SERVICES		300,156
CONSUMER DISCRETIONARY – 12.1%
Automobiles – 0.8%
General Motors Co. (a)	849	44,768
Diversified Consumer Services – 2.1%
Adtalem Global Education, Inc. (a)	1,715	50,455
Bright Horizons Family Solutions, Inc. (a)	542	69,598
		120,053
Hotels, Restaurants & Leisure – 2.5%
Marriott International, Inc. Class A (a)	643	103,600
Sweetgreen, Inc. (a)	1,340	40,535
		144,135
Household Durables – 1.2%
Taylor Morrison Home Corp. (a)	2,232	68,500
Internet & Direct Marketing Retail – 1.2%
eBay, Inc.	1,169	70,222
Multiline Retail – 1.6%
Target Corp.	421	92,801
Specialty Retail – 2.7%
The Gap, Inc.	2,970	53,668
The Home Depot, Inc.	286	104,956
		158,624
TOTAL CONSUMER DISCRETIONARY		699,103
CONSUMER STAPLES – 6.0%
Beverages – 1.7%
Keurig Dr Pepper, Inc.	2,542	96,469
Food Products – 1.5%
Darling Ingredients, Inc. (a)	1,369	87,301
Household Products – 2.8%
Kimberly-Clark Corp.	401	55,198
The Procter & Gamble Co.	682	109,427
		164,625
TOTAL CONSUMER STAPLES		348,395
ENERGY – 2.8%
Oil, Gas & Consumable Fuels – 2.8%
Cheniere Energy, Inc.	811	90,751

	Shares	Value

Valero Energy Corp.	854	$ 70,856
TOTAL ENERGY		161,607
FINANCIALS – 13.6%
Banks – 2.0%
Bank of America Corp.	2,543	117,334
Capital Markets – 5.5%
BlackRock, Inc.	73	60,074
Moody's Corp.	267	91,581
Northern Trust Corp.	728	84,914
State Street Corp.	866	81,837
		318,406
Consumer Finance – 2.6%
American Express Co.	388	69,770
Discover Financial Services	698	80,794
		150,564
Insurance – 3.5%
Arch Capital Group Ltd. (a)	1,887	87,406
The Travelers Cos., Inc.	694	115,329
		202,735
TOTAL FINANCIALS		789,039
HEALTH CARE – 11.9%
Biotechnology – 2.4%
Amgen, Inc.	321	72,912
Vertex Pharmaceuticals, Inc. (a)	284	69,026
		141,938
Health Care Equipment & Supplies – 2.5%
Danaher Corp.	503	143,752
Health Care Providers & Services – 2.0%
Cigna Corp.	424	97,715
Guardant Health, Inc. (a)	287	19,961
		117,676
Life Sciences Tools & Services – 1.8%
Bio-Rad Laboratories, Inc. Class A (a)	66	39,582
ICON PLC (a)	235	62,445
		102,027
Pharmaceuticals – 3.2%
Merck & Co., Inc.	1,407	114,642
Zoetis, Inc.	354	70,726
		185,368
TOTAL HEALTH CARE		690,761
INDUSTRIALS – 9.8%
Air Freight & Logistics – 1.1%
United Parcel Service, Inc. Class B	329	66,527
Building Products – 0.9%
Johnson Controls International PLC	694	50,433

See accompanying notes which are an integral part of the financial statements.
39	Semi-Annual Report

Fidelity® Sustainable U.S. Equity ETF
Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
INDUSTRIALS – continued
Electrical Equipment – 2.5%
Acuity Brands, Inc.	195	$ 37,348
Generac Holdings, Inc. (a)	110	31,062
Rockwell Automation, Inc.	158	45,697
Sunrun, Inc. (a)	1,099	28,497
		142,604
Machinery – 1.7%
Deere & Co.	128	48,179
Xylem, Inc.	458	48,099
		96,278
Professional Services – 3.6%
KBR, Inc.	1,650	71,610
ManpowerGroup, Inc.	620	65,019
Verisk Analytics, Inc.	365	71,588
		208,217
TOTAL INDUSTRIALS		564,059
INFORMATION TECHNOLOGY – 25.6%
IT Services – 4.4%
Accenture PLC Class A	297	105,013
Mastercard, Inc. Class A	196	75,731
PayPal Holdings, Inc. (a)	413	71,011
		251,755
Semiconductors & Semiconductor Equipment – 4.9%
NVIDIA Corp.	496	121,451
ON Semiconductor Corp. (a)	1,949	114,991
SolarEdge Technologies, Inc. (a)	207	49,311
		285,753
Software – 14.1%
Adobe, Inc. (a)	178	95,106
Autodesk, Inc. (a)	219	54,704
Intuit, Inc.	174	96,610
Microsoft Corp.	1,164	361,981
Rapid7, Inc. (a)	709	68,298
Salesforce.com, Inc. (a)	599	139,345
		816,044
Technology Hardware, Storage & Peripherals – 2.2%
Apple, Inc.	717	125,317
TOTAL INFORMATION TECHNOLOGY		1,478,869
MATERIALS – 5.2%
Chemicals – 1.8%
Eastman Chemical Co.	300	35,679

	Shares	Value

Linde PLC (a)	215	$ 68,516
		104,195
Containers & Packaging – 3.4%
Avery Dennison Corp.	409	84,017
Crown Holdings, Inc.	544	62,234
O-I Glass, Inc. (a)	3,634	48,368
		194,619
TOTAL MATERIALS		298,814
REAL ESTATE – 4.4%
Equity Real Estate Investment Trusts (REITs) – 2.8%
Digital Realty Trust, Inc.	25	3,731
Prologis, Inc.	1,030	161,525
		165,256
Real Estate Management & Development – 1.6%
CBRE Group, Inc. Class A (a)	895	90,699
TOTAL REAL ESTATE		255,955
UTILITIES – 1.6%
Electric Utilities – 1.0%
NextEra Energy, Inc.	739	57,731
Water Utilities – 0.6%
American Water Works Co., Inc.	220	35,376
TOTAL UTILITIES		93,107
TOTAL COMMON STOCKS (Cost $5,772,537)		5,679,865
Money Market Fund – 1.8%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 0.01% (b) (Cost $104,017)	104,017	104,017
TOTAL INVESTMENT IN SECURITIES – 100.0% (Cost $5,876,554)		5,783,882
NET OTHER ASSETS (LIABILITIES) – (0.0%)		(1,600)
NET ASSETS – 100.0%		$ 5,782,282

Legend
(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	40

Investment Valuation
The following is a summary of the inputs used, as of January 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$ 300,156	$ 300,156	$ —	$ —
Consumer Discretionary	699,103	699,103	—	—
Consumer Staples	348,395	348,395	—	—
Energy	161,607	161,607	—	—
Financials	789,039	789,039	—	—
Health Care	690,761	690,761	—	—
Industrials	564,059	564,059	—	—
Information Technology	1,478,869	1,478,869	—	—
Materials	298,814	298,814	—	—
Real Estate	255,955	255,955	—	—
Utilities	93,107	93,107	—	—
Money Market Fund	104,017	104,017	—	—
Total Investments in Securities:	$ 5,783,882	$ 5,783,882	$ —	$ —
See accompanying notes which are an integral part of the financial statements.
41	Semi-Annual Report

Fidelity® Women’s Leadership ETF
Schedule of Investments January 31, 2022 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 98.2%
	Shares	Value
COMMUNICATION SERVICES – 5.2%
Entertainment – 1.5%
The Walt Disney Co. (a)	299	$ 42,748
Interactive Media & Services – 1.8%
Bumble, Inc. Class A (a)	699	20,627
Match Group, Inc. (a)	78	8,791
Snap, Inc. Class A (a)	541	17,604
Vimeo, Inc. (a)	454	6,651
		53,673
Media – 1.9%
Cable One, Inc.	10	15,448
The Interpublic Group of Cos., Inc.	1,080	38,383
		53,831
TOTAL COMMUNICATION SERVICES		150,252
CONSUMER DISCRETIONARY – 13.5%
Automobiles – 0.9%
General Motors Co. (a)	502	26,471
Diversified Consumer Services – 1.1%
Adtalem Global Education, Inc. (a)	441	12,974
Bright Horizons Family Solutions, Inc. (a)	142	18,234
		31,208
Hotels, Restaurants & Leisure – 1.7%
Airbnb, Inc. Class A (a)	86	13,242
Marriott International, Inc. Class A (a)	220	35,446
		48,688
Household Durables – 1.1%
Taylor Morrison Home Corp. (a)	1,058	32,470
Internet & Direct Marketing Retail – 2.5%
Amazon.com, Inc. (a)	13	38,889
Etsy, Inc. (a)	118	18,535
The RealReal, Inc. (a)	1,439	13,599
		71,023
Multiline Retail – 0.4%
Kohl's Corp.	168	10,031
Specialty Retail – 4.5%
Best Buy Co., Inc.	185	18,367
Lowe's Cos., Inc.	169	40,112
Ross Stores, Inc.	86	8,406
The Gap, Inc.	1,123	20,293
Torrid Holdings, Inc. (a)	1,195	10,994
Williams-Sonoma, Inc.	203	32,590
		130,762
Textiles, Apparel & Luxury Goods – 1.3%
PVH Corp.	172	16,342
Tapestry, Inc.	556	21,100
		37,442
TOTAL CONSUMER DISCRETIONARY		388,095

	Shares	Value
CONSUMER STAPLES – 3.8%
Beverages – 0.9%
The Coca-Cola Co.	410	$ 25,014
Food & Staples Retailing – 0.6%
Albertsons Cos., Inc.	618	17,397
Food Products – 1.0%
The Hershey Co.	141	27,787
Household Products – 0.5%
The Clorox Co.	89	14,939
Personal Products – 0.8%
Olaplex Holdings, Inc. (a)	134	2,927
The Estee Lauder Cos., Inc. Class A	70	21,825
		24,752
TOTAL CONSUMER STAPLES		109,889
ENERGY – 1.1%
Oil, Gas & Consumable Fuels – 1.1%
Phillips 66	238	20,180
Renewable Energy Group, Inc. (a)	305	12,279
TOTAL ENERGY		32,459
FINANCIALS – 14.7%
Banks – 5.7%
Bank of America Corp.	1,436	66,257
Citigroup, Inc.	726	47,277
First Horizon Corp.	1,236	21,148
First United Corp.	630	12,556
JPMorgan Chase & Co.	120	17,832
		165,070
Capital Markets – 4.7%
Coinbase Global, Inc. Class A (a)	46	8,747
Franklin Resources, Inc.	537	17,168
Morningstar, Inc.	179	51,446
MSCI, Inc.	25	13,403
Nasdaq, Inc.	243	43,548
		134,312
Insurance – 3.2%
The Hartford Financial Services Group, Inc.	586	42,116
The Progressive Corp.	467	50,744
		92,860
Thrifts & Mortgage Finance – 1.1%
NMI Holdings, Inc. Class A (a)	1,332	32,954
TOTAL FINANCIALS		425,196
HEALTH CARE – 12.6%
Biotechnology – 2.0%
Alnylam Pharmaceuticals, Inc. (a)	107	14,723
Vertex Pharmaceuticals, Inc. (a)	141	34,270

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	42

Common Stocks – continued
	Shares	Value
HEALTH CARE – continued
Biotechnology – continued
Zai Lab Ltd. ADR (a)	164	$ 8,146
		57,139
Health Care Equipment & Supplies – 2.1%
Figs, Inc. Class A (a)	709	15,938
Hologic, Inc. (a)	629	44,181
		60,119
Health Care Providers & Services – 4.7%
Anthem, Inc.	175	77,173
Cigna Corp.	201	46,323
Guardant Health, Inc. (a)	185	12,867
		136,363
Life Sciences Tools & Services – 0.6%
ICON PLC (a)	67	17,803
Pharmaceuticals – 3.2%
Eli Lilly & Co.	121	29,692
GlaxoSmithKline PLC ADR	536	24,024
Zoetis, Inc.	184	36,761
		90,477
TOTAL HEALTH CARE		361,901
INDUSTRIALS – 10.9%
Air Freight & Logistics – 1.3%
United Parcel Service, Inc. Class B	187	37,813
Airlines – 0.4%
JetBlue Airways Corp. (a)	849	12,421
Commercial Services & Supplies – 0.3%
Stericycle, Inc. (a)	128	7,519
Electrical Equipment – 3.2%
AMETEK, Inc.	357	48,827
nVent Electric PLC	849	29,367
Sunrun, Inc. (a)	561	14,546
		92,740
Machinery – 2.6%
Federal Signal Corp.	1,029	40,152
Otis Worldwide Corp.	412	35,197
		75,349
Professional Services – 3.1%
Leidos Holdings, Inc.	369	33,007
ManpowerGroup, Inc.	299	31,356
Science Applications International Corp.	294	24,117
		88,480
TOTAL INDUSTRIALS		314,322
INFORMATION TECHNOLOGY – 27.5%
Communications Equipment – 1.3%
Arista Networks, Inc. (a)	297	36,920

	Shares	Value

Electronic Equipment, Instruments & Components – 2.7%
CDW Corp.	302	$57,093
Insight Enterprises, Inc. (a)	220	20,713
		77,806
IT Services – 7.6%
Accenture PLC Class A	167	59,048
Genpact Ltd.	509	25,323
Mastercard, Inc. Class A	116	44,820
PayPal Holdings, Inc. (a)	210	36,107
Twilio, Inc. Class A (a)	106	21,849
WEX, Inc. (a)	210	33,806
		220,953
Semiconductors & Semiconductor Equipment – 2.5%
Advanced Micro Devices, Inc. (a)	212	24,221
NVIDIA Corp.	192	47,013
		71,234
Software – 11.5%
Adobe, Inc. (a)	91	48,621
HubSpot, Inc. (a)	62	30,306
Intuit, Inc.	79	43,863
Microsoft Corp.	368	114,441
PagerDuty, Inc. (a)	451	14,892
Rapid7, Inc. (a)	291	28,032
Salesforce.com, Inc. (a)	218	50,713
		330,868
Technology Hardware, Storage & Peripherals – 1.9%
Apple, Inc.	322	56,279
TOTAL INFORMATION TECHNOLOGY		794,060
MATERIALS – 3.1%
Chemicals – 1.0%
Eastman Chemical Co.	130	15,461
Valvoline, Inc.	445	14,658
		30,119
Construction Materials – 0.6%
Summit Materials, Inc. Class A (a)	482	17,140
Metals & Mining – 1.5%
Commercial Metals Co.	702	23,475
Schnitzer Steel Industries, Inc. Class A	483	18,905
		42,380
TOTAL MATERIALS		89,639
REAL ESTATE – 3.0%
Equity Real Estate Investment Trusts (REITs) – 3.0%
Equity Lifestyle Properties, Inc.	411	32,177
STORE Capital Corp.	1,036	32,852
Ventas, Inc.	398	21,102
TOTAL REAL ESTATE		86,131
See accompanying notes which are an integral part of the financial statements.
43	Semi-Annual Report

Fidelity® Women’s Leadership ETF
Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
UTILITIES – 2.8%
Electric Utilities – 1.8%
ALLETE, Inc.	303	$19,341
NextEra Energy, Inc.	392	30,623
		49,964
Water Utilities – 1.0%
American Water Works Co., Inc.	184	29,587
TOTAL UTILITIES		79,551
TOTAL COMMON STOCKS (Cost $2,910,838)		2,831,495
Money Market Fund – 2.9%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 0.01% (b) (Cost $84,007)	84,007	84,007
TOTAL INVESTMENT IN SECURITIES – 101.1% (Cost $2,994,845)		2,915,502
NET OTHER ASSETS (LIABILITIES) – (1.1%)		(32,765)
NET ASSETS – 100.0%		$ 2,882,737

Legend
(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Investment Valuation
The following is a summary of the inputs used, as of January 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$ 150,252	$ 150,252	$ —	$ —
Consumer Discretionary	388,095	388,095	—	—
Consumer Staples	109,889	109,889	—	—
Energy	32,459	32,459	—	—
Financials	425,196	425,196	—	—
Health Care	361,901	361,901	—	—
Industrials	314,322	314,322	—	—
Information Technology	794,060	794,060	—	—
Materials	89,639	89,639	—	—
Real Estate	86,131	86,131	—	—
Utilities	79,551	79,551	—	—
Money Market Fund	84,007	84,007	—	—
Total Investments in Securities:	$ 2,915,502	$ 2,915,502	$ —	$ —
See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	44

[THIS PAGE INTENTIONALLY LEFT BLANK]
45

Financial Statements
Statements of Assets and Liabilities
January 31, 2022 (Unaudited)
	Fidelity Blue Chip Growth ETF	Fidelity Blue Chip Value ETF	Fidelity Growth Opportunities ETF	Fidelity Magellan ETF
Assets
Investments in securities, at value – See accompanying schedule:	$ 430,083,080	$ 106,607,529	$ 56,218,854	$ 50,699,095
Cash	240,816	—	15,998	—
Foreign currency held at value (cost $58, $—, $— and $—, respectively)	58	—	—	—
Receivable for investments sold	—	86,569	—	206,512
Receivable for fund shares sold	763,892	—	—	564,245
Dividends receivable	54,533	71,932	4,736	7,689
Total assets	431,142,379	106,766,030	56,239,588	51,477,541
Liabilities
Payable for investments purchased	840,497	103,573	31,351	665,328
Accrued management fees	224,079	52,170	26,598	25,331
Total liabilities	1,064,576	155,743	57,949	690,659
Net Assets	$430,077,803	$106,610,287	$56,181,639	$50,786,882
Net Assets consist of:
Paid in capital	$410,345,347	$ 93,761,797	$64,303,368	$49,372,916
Total accumulated earnings (loss)	19,732,456	12,848,490	(8,121,729)	1,413,966
Net Assets	$430,077,803	$106,610,287	$56,181,639	$50,786,882
Shares outstanding	14,075,000	3,675,000	3,150,000	2,250,000
Net Asset Value per share	$ 30.56	$ 29.01	$ 17.84	$ 22.57
Investments at cost	$411,948,319	$ 93,497,291	$61,133,237	$47,754,039
See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	46

Statements of Assets and Liabilities
January 31, 2022 (Unaudited)
	Fidelity New Millennium ETF	Fidelity Real Estate Investment ETF	Fidelity Small-Mid Cap Opportunities ETF	Fidelity Sustainable U.S. Equity ETF
Assets
Investments in securities, at value – See accompanying schedule:	$ 60,929,540	$ 22,627,890	$ 28,817,439	$ 5,783,882
Cash	—	—	2,713	—
Foreign currency held at value (cost $—, $—, $— and $—, respectively)	—	—	—	—
Receivable for investments sold	149,406	—	102,132	—
Receivable for fund shares sold	—	—	—	—
Dividends receivable	46,172	6,669	7,880	1,274
Total assets	61,125,118	22,634,559	28,930,164	5,785,156
Liabilities
Payable for investments purchased	—	—	2,713	—
Accrued management fees	30,489	11,215	15,974	2,874
Total liabilities	30,489	11,215	18,687	2,874
Net Assets	$61,094,629	$22,623,344	$28,911,477	$5,782,282
Net Assets consist of:
Paid in capital	$52,956,630	$20,684,118	$28,044,818	$5,764,980
Total accumulated earnings (loss)	8,137,999	1,939,226	866,659	17,302
Net Assets	$61,094,629	$22,623,344	$28,911,477	$5,782,282
Shares outstanding	2,075,000	900,000	1,275,000	275,000
Net Asset Value per share	$ 29.44	$ 25.14	$ 22.68	$ 21.03
Investments at cost	$53,296,077	$20,920,718	$27,355,749	$5,876,554
See accompanying notes which are an integral part of the financial statements.
47	Semi-Annual Report

Financial Statements  – continued
Statements of Assets and Liabilities
January 31, 2022 (Unaudited)
Fidelity Women's Leadership ETF
Assets
Investments in securities, at value – See accompanying schedule:	$ 2,915,502
Cash	—
Foreign currency held at value (cost $—)	—
Receivable for investments sold	103,808
Receivable for fund shares sold	—
Dividends receivable	1,110
Total assets	3,020,420
Liabilities
Payable for investments purchased	136,238
Accrued management fees	1,445
Total liabilities	137,683
Net Assets	$2,882,737
Net Assets consist of:
Paid in capital	$3,025,364
Total accumulated earnings (loss)	(142,627)
Net Assets	$2,882,737
Shares outstanding	150,000
Net Asset Value per share	$ 19.22
Investments at cost	$2,994,845
See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	48

Statements of Operations
For the six months ended January 31, 2022 (Unaudited)
	Fidelity Blue Chip Growth ETF	Fidelity Blue Chip Value ETF	Fidelity Growth Opportunities ETF	Fidelity Magellan ETF
Investment Income
Dividends	$ 822,036	$ 916,249	$ 72,818	$ 124,684
Non-Cash dividends	—	—	—	—
Total income	822,036	916,249	72,818	124,684
Expenses
Management fees	1,388,501	294,402	144,841	136,616
Independent trustees' fees and expenses	780	170	77	72
Total expenses	1,389,281	294,572	144,918	136,688
Net investment income (loss)	(567,245)	621,677	(72,100)	(12,004)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment securities	(11,555,990)	1,073,136	(2,061,046)	(1,500,211)
Net realized gain (loss) on In-kind redemptions	19,453,485	343,063	89,452	181,120
Net realized gain (loss) on futures contracts	8,960	—	3,833	—
Net realized gain (loss) on foreign currency transactions	1,223	—	(492)	—
Total net realized gain (loss)	7,907,678	1,416,199	(1,968,253)	(1,319,091)
Change in net unrealized appreciation (depreciation) on investment securities	(46,674,414)	1,894,140	(7,559,859)	(831,638)
Change in net unrealized appreciation (depreciation) on assets and liabilities in foreign currencies	(1)	—	24	—
Total change in net unrealized appreciation (depreciation)	(46,674,415)	1,894,140	(7,559,835)	(831,638)
Net gain (loss)	(38,766,737)	3,310,339	(9,528,088)	(2,150,729)
Net increase (decrease) in net assets resulting from operations	$(39,333,982)	$3,932,016	$(9,600,188)	$(2,162,733)
See accompanying notes which are an integral part of the financial statements.
49	Semi-Annual Report

Financial Statements  – continued
Statements of Operations
For the six months ended January 31, 2022 (Unaudited)
	Fidelity New Millennium ETF	Fidelity Real Estate Investment ETF	Fidelity Small-Mid Cap Opportunities ETF	Fidelity Sustainable U.S. Equity ETF
Investment Income
Dividends	$ 560,414	$ 254,944	$ 156,174	$ 24,379
Non-Cash dividends	—	14,342	—	—
Total income	560,414	269,286	156,174	24,379
Expenses
Management fees	179,906	58,799	90,183	14,443
Independent trustees' fees and expenses	107	31	46	7
Total expenses	180,013	58,830	90,229	14,450
Net investment income (loss)	380,401	210,456	65,945	9,929
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment securities	46,857	(42,380)	(527,576)	2,377
Net realized gain (loss) on In-kind redemptions	770,981	300,276	305,593	114,888
Net realized gain (loss) on futures contracts	—	—	(2,234)	—
Net realized gain (loss) on foreign currency transactions	48	—	—	—
Total net realized gain (loss)	817,886	257,896	(224,217)	117,265
Change in net unrealized appreciation (depreciation) on investment securities	156,324	(192,616)	(144,602)	(191,657)
Change in net unrealized appreciation (depreciation) on assets and liabilities in foreign currencies	—	—	—	—
Total change in net unrealized appreciation (depreciation)	156,324	(192,616)	(144,602)	(191,657)
Net gain (loss)	974,210	65,280	(368,819)	(74,392)
Net increase (decrease) in net assets resulting from operations	$1,354,611	$ 275,736	$ (302,874)	$ (64,463)
See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	50

Statements of Operations
For the six months ended January 31, 2022 (Unaudited)
Fidelity Women's Leadership ETF
Investment Income
Dividends	$ 12,981
Non-Cash dividends	—
Total income	12,981
Expenses
Management fees	7,596
Independent trustees' fees and expenses	4
Total expenses	7,600
Net investment income (loss)	5,381
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment securities	(62,510)
Net realized gain (loss) on In-kind redemptions	—
Net realized gain (loss) on futures contracts	—
Net realized gain (loss) on foreign currency transactions	—
Total net realized gain (loss)	(62,510)
Change in net unrealized appreciation (depreciation) on investment securities	(130,452)
Change in net unrealized appreciation (depreciation) on assets and liabilities in foreign currencies	—
Total change in net unrealized appreciation (depreciation)	(130,452)
Net gain (loss)	(192,962)
Net increase (decrease) in net assets resulting from operations	$(187,581)
See accompanying notes which are an integral part of the financial statements.
51	Semi-Annual Report

Financial Statements  – continued
Statements of Changes in Net Assets
	Fidelity Blue Chip Growth ETF		Fidelity Blue Chip Value ETF
	Six months ended January 31, 2022 (Unaudited)	Year ended July 31, 2021	Six months ended January 31, 2022 (Unaudited)	Year ended July 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (567,245)	$ (593,203)	$ 621,677	$ 636,414
Net realized gain (loss)	7,907,678	388,122	1,416,199	2,639,370
Change in net unrealized appreciation (depreciation)	(46,674,415)	62,277,436	1,894,140	11,135,394
Net increase (decrease) in net assets resulting from operations	(39,333,982)	62,072,355	3,932,016	14,411,178
Distributions to shareholders	—	(12,550)	(2,703,225)	(554,000)
Share transactions
Proceeds from sales of shares	143,159,457	330,484,944	12,386,687	85,150,123
Cost of shares redeemed	(80,937,171)	(26,849,401)	(1,470,120)	(12,635,307)
Net increase (decrease) in net assets resulting from share transactions	62,222,286	303,635,543	10,916,567	72,514,816
Total increase (decrease) in net assets	22,888,304	365,695,348	12,145,358	86,371,994
Net Assets
Beginning of period	407,189,499	41,494,151	94,464,929	8,092,935
End of period	$430,077,803	$407,189,499	$106,610,287	$ 94,464,929
Other Information
Shares
Sold	4,150,000	11,550,000	425,000	3,400,000
Redeemed	(2,500,000)	(950,000)	(50,000)	(500,000)
Net increase (decrease)	1,650,000	10,600,000	375,000	2,900,000

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	52

Statements of Changes in Net Assets
	Fidelity Growth Opportunities ETF		Fidelity Magellan ETF
	Six months ended January 31, 2022 (Unaudited)	Year ended July 31, 2021A	Six months ended January 31, 2022 (Unaudited)	Year ended July 31, 2021A
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (72,100)	$ (38,448)	$ (12,004)	$ 710
Net realized gain (loss)	(1,968,253)	(1,128,036)	(1,319,091)	(59,322)
Change in net unrealized appreciation (depreciation)	(7,559,835)	2,645,452	(831,638)	3,776,694
Net increase (decrease) in net assets resulting from operations	(9,600,188)	1,478,968	(2,162,733)	3,718,082
Distributions to shareholders	—	—	(6,125)	(4,875)
Share transactions
Proceeds from sales of shares	26,629,063	39,144,463	18,256,349	33,724,455
Cost of shares redeemed	(526,578)	(944,089)	(1,142,934)	(1,595,337)
Net increase (decrease) in net assets resulting from share transactions	26,102,485	38,200,374	17,113,415	32,129,118
Total increase (decrease) in net assets	16,502,297	39,679,342	14,944,557	35,842,325
Net Assets
Beginning of period	39,679,342	—	35,842,325	—
End of period	$56,181,639	$39,679,342	$50,786,882	$35,842,325
Other Information
Shares
Sold	1,300,000	1,925,000	750,000	1,625,000
Redeemed	(25,000)	(50,000)	(50,000)	(75,000)
Net increase (decrease)	1,275,000	1,875,000	700,000	1,550,000

A	For the period February 2, 2021 (commencement of operations) to July 31, 2021.
See accompanying notes which are an integral part of the financial statements.
53	Semi-Annual Report

Financial Statements  – continued
Statements of Changes in Net Assets
	Fidelity New Millennium ETF		Fidelity Real Estate Investment ETF
	Six months ended January 31, 2022 (Unaudited)	Year ended July 31, 2021	Six months ended January 31, 2022 (Unaudited)	Year ended July 31, 2021A
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 380,401	$ 441,899	$ 210,456	$ 84,268
Net realized gain (loss)	817,886	1,262,431	257,896	81,426
Change in net unrealized appreciation (depreciation)	156,324	7,391,517	(192,616)	1,899,788
Net increase (decrease) in net assets resulting from operations	1,354,611	9,095,847	275,736	2,065,482
Distributions to shareholders	(673,575)	(485,050)	(200,325)	(92,000)
Share transactions
Proceeds from sales of shares	2,966,192	51,361,590	7,082,829	15,359,907
Cost of shares redeemed	(2,959,427)	(5,677,642)	(1,270,303)	(597,982)
Net increase (decrease) in net assets resulting from share transactions	6,765	45,683,948	5,812,526	14,761,925
Total increase (decrease) in net assets	687,801	54,294,745	5,887,937	16,735,407
Net Assets
Beginning of period	60,406,828	6,112,083	16,735,407	—
End of period	$61,094,629	$60,406,828	$22,623,344	$16,735,407
Other Information
Shares
Sold	100,000	1,975,000	275,000	700,000
Redeemed	(100,000)	(200,000)	(50,000)	(25,000)
Net increase (decrease)	—	1,775,000	225,000	675,000

A	For the period February 2, 2021 (commencement of operations) to July 31, 2021.
See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	54

Statements of Changes in Net Assets
	Fidelity Small-Mid Cap Opportunities ETF		Fidelity Sustainable U.S. Equity ETF
	Six months ended January 31, 2022 (Unaudited)	Year ended July 31, 2021A	Six months ended January 31, 2022 (Unaudited)	Year ended July 31, 2021B
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 65,945	$ 19,982	$ 9,929	$ (224)
Net realized gain (loss)	(224,217)	(362,159)	117,265	3,104
Change in net unrealized appreciation (depreciation)	(144,602)	1,606,292	(191,657)	98,985
Net increase (decrease) in net assets resulting from operations	(302,874)	1,264,115	(64,463)	101,865
Distributions to shareholders	(74,600)	(23,950)	(20,100)	—
Share transactions
Proceeds from sales of shares	6,527,363	23,317,517	4,349,696	3,018,299
Cost of shares redeemed	(1,796,094)	—	(1,603,015)	—
Net increase (decrease) in net assets resulting from share transactions	4,731,269	23,317,517	2,746,681	3,018,299
Total increase (decrease) in net assets	4,353,795	24,557,682	2,662,118	3,120,164
Net Assets
Beginning of period	24,557,682	—	3,120,164	—
End of period	$28,911,477	$24,557,682	$ 5,782,282	$3,120,164
Other Information
Shares
Sold	275,000	1,075,000	200,000	150,000
Redeemed	(75,000)	—	(75,000)	—
Net increase (decrease)	200,000	1,075,000	125,000	150,000

A	For the period February 2, 2021 (commencement of operations) to July 31, 2021.
B	For the period June 15, 2021 (commencement of operations) to July 31, 2021.
See accompanying notes which are an integral part of the financial statements.
55	Semi-Annual Report

Financial Statements  – continued
Statements of Changes in Net Assets
	Fidelity Women's Leadership ETF
	Six months ended January 31, 2022 (Unaudited)	Year ended July 31, 2021B
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 5,381	$ 201
Net realized gain (loss)	(62,510)	(906)
Change in net unrealized appreciation (depreciation)	(130,452)	51,109
Net increase (decrease) in net assets resulting from operations	(187,581)	50,404
Distributions to shareholders	(5,450)	—
Share transactions
Proceeds from sales of shares	1,025,164	2,000,200
Cost of shares redeemed	—	—
Net increase (decrease) in net assets resulting from share transactions	1,025,164	2,000,200
Total increase (decrease) in net assets	832,133	2,050,604
Net Assets
Beginning of period	2,050,604	—
End of period	$2,882,737	$2,050,604
Other Information
Shares
Sold	50,000	100,000
Redeemed	—	—
Net increase (decrease)	50,000	100,000

B	For the period June 15, 2021 (commencement of operations) to July 31, 2021.
See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	56

Financial Highlights
	Fidelity Blue Chip Growth ETF
	Six months ended January 31, 2022 (Unaudited)	Year ended July 31, 2021	Year ended July 31, 2020A
Selected Per-Share Data
Net asset value, beginning of period	$ 32.77	$ 22.74	$ 20.00
Income from Investment Operations
Net investment income (loss)B,C	(0.04)	(0.08)	(0.01)
Net realized and unrealized gain (loss)	(2.17)	10.11	2.75
Total from investment operations	(2.21)	10.03	2.74
Distributions from net investment income	—	(0.00) D	—
Total distributions	—	(0.00) D	—
Net asset value, end of period	$ 30.56	$ 32.77	$ 22.74
Total ReturnE,F,G	(6.76)%	44.14%	13.68%
Ratios to Average Net AssetsB,H
Expenses before reductions	.59% I	.59%	.59% I
Expenses net of fee waivers, if any	.59% I	.59%	.59% I
Expenses net of all reductions	.59% I	.59%	.59% I
Net investment income (loss)	(.24)% I	(.27)%	(.34)% I
Supplemental Data
Net assets, end of period (000 omitted)	$430,078	$407,189	$41,494
Portfolio turnover rateJ,K	30% L	63%	11% L

A	For the period June 2, 2020 (commencement of operations) to July 31, 2020.
B	Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.
C	Calculated based on average shares outstanding during the period.
D	Amount represents less than $0.005 per share.
E	Based on net asset value.
F	Total returns for periods of less than one year are not annualized.
G	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
H	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
I	Annualized.
J	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
K	Portfolio turnover rate excludes securities received or delivered in-kind.
L	Amount not annualized.

See accompanying notes which are an integral part of the financial statements.
57	Semi-Annual Report

Financial Statements  – continued
Financial Highlights
	Fidelity Blue Chip Value ETF
	Six months ended January 31, 2022 (Unaudited)	Year ended July 31, 2021	Year ended July 31, 2020A
Selected Per-Share Data
Net asset value, beginning of period	$ 28.63	$ 20.23	$20.00
Income from Investment Operations
Net investment income (loss)B,C	0.18	0.32	0.03
Net realized and unrealized gain (loss)	0.98	8.32	0.21
Total from investment operations	1.16	8.64	0.24
Distributions from net investment income	(0.20)	(0.24)	(0.01)
Distributions from net realized gain	(0.58)	—	—
Total distributions	(0.78)	(0.24)	(0.01)
Net asset value, end of period	$ 29.01	$ 28.63	$20.23
Total ReturnD,E,F	4.10%	42.83%	1.23%
Ratios to Average Net AssetsB,G
Expenses before reductions	.59% H	.59%	.59% H
Expenses net of fee waivers, if any	.59% H	.59%	.59% H
Expenses net of all reductions	.59% H	.58%	.59% H
Net investment income (loss)	1.25% H	1.22%	1.02% H
Supplemental Data
Net assets, end of period (000 omitted)	$106,610	$94,465	$8,093
Portfolio turnover rateI,J	38% K	97%	20% K

A	For the period June 2, 2020 (commencement of operations) to July 31, 2020.
B	Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.
C	Calculated based on average shares outstanding during the period.
D	Based on net asset value.
E	Total returns for periods of less than one year are not annualized.
F	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
G	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
H	Annualized.
I	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
J	Portfolio turnover rate excludes securities received or delivered in-kind.
K	Amount not annualized.

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	58

Financial Highlights
	Fidelity Growth Opportunities ETF
	Six months ended January 31, 2022 (Unaudited)	Year ended July 31, 2021A
Selected Per-Share Data
Net asset value, beginning of period	$ 21.16	$ 20.00
Income from Investment Operations
Net investment income (loss)B,C	(0.03)	(0.03)
Net realized and unrealized gain (loss)	(3.29)	1.19
Total from investment operations	(3.32)	1.16
Net asset value, end of period	$ 17.84	$ 21.16
Total ReturnD,E,F	(15.73)%	5.82%
Ratios to Average Net AssetsB,G,H
Expenses before reductions	.59%	.59%
Expenses net of fee waivers, if any	.59%	.59%
Expenses net of all reductions	.59%	.59%
Net investment income (loss)	(.29)%	(.33)%
Supplemental Data
Net assets, end of period (000 omitted)	$56,182	$39,679
Portfolio turnover rateI,J,K	45%	49%

A	For the period February 2, 2021 (commencement of operations) to July 31, 2021.
B	Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.
C	Calculated based on average shares outstanding during the period.
D	Based on net asset value.
E	Total returns for periods of less than one year are not annualized.
F	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
G	Annualized.
H	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
I	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
J	Amount not annualized.
K	Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.
59	Semi-Annual Report

Financial Statements  – continued
Financial Highlights
	Fidelity Magellan ETF
	Six months ended January 31, 2022 (Unaudited)	Year ended July 31, 2021A
Selected Per-Share Data
Net asset value, beginning of period	$ 23.12	$ 20.00
Income from Investment Operations
Net investment income (loss)B,C	(0.01)	— D
Net realized and unrealized gain (loss)	(0.54)	3.13
Total from investment operations	(0.55)	3.13
Distributions from net investment income	(0.00) D	(0.01)
Total distributions	(0.00) D	(0.01)
Net asset value, end of period	$ 22.57	$ 23.12
Total ReturnE,F,G	(2.39)%	15.65%
Ratios to Average Net AssetsB,H,I
Expenses before reductions	.59%	.59%
Expenses net of fee waivers, if any	.59%	.59%
Expenses net of all reductions	.59%	.59%
Net investment income (loss)	(.05)%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$50,787	$35,842
Portfolio turnover rateJ,K,L	32%	41%

A	For the period February 2, 2021 (commencement of operations) to July 31, 2021.
B	Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.
C	Calculated based on average shares outstanding during the period.
D	Amount represents less than $0.005 per share.
E	Based on net asset value.
F	Total returns for periods of less than one year are not annualized.
G	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
H	Annualized.
I	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
J	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
K	Amount not annualized.
L	Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	60

Financial Highlights
	Fidelity New Millennium ETF
	Six months ended January 31, 2022 (Unaudited)	Year ended July 31, 2021	Year ended July 31, 2020A
Selected Per-Share Data
Net asset value, beginning of period	$ 29.11	$ 20.37	$20.00
Income from Investment Operations
Net investment income (loss)B,C	0.18	0.36	0.03
Net realized and unrealized gain (loss)	0.47	8.75	0.36
Total from investment operations	0.65	9.11	0.39
Distributions from net investment income	(0.32)	(0.37)	(0.02)
Total distributions	(0.32)	(0.37)	(0.02)
Net asset value, end of period	$ 29.44	$ 29.11	$20.37
Total ReturnD,E,F	2.28%	45.03%	1.95%
Ratios to Average Net AssetsB,G
Expenses before reductions	.59% H	.59%	.59% H
Expenses net of fee waivers, if any	.59% H	.59%	.59% H
Expenses net of all reductions	.59% H	.58%	.59% H
Net investment income (loss)	1.25% H	1.33%	1.00% H
Supplemental Data
Net assets, end of period (000 omitted)	$61,095	$60,407	$6,112
Portfolio turnover rateI,J	15% K	68%	10% K

A	For the period June 2, 2020 (commencement of operations) to July 31, 2020.
B	Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.
C	Calculated based on average shares outstanding during the period.
D	Based on net asset value.
E	Total returns for periods of less than one year are not annualized.
F	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
G	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
H	Annualized.
I	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
J	Portfolio turnover rate excludes securities received or delivered in-kind.
K	Amount not annualized.

See accompanying notes which are an integral part of the financial statements.
61	Semi-Annual Report

Financial Statements  – continued
Financial Highlights
	Fidelity Real Estate Investment ETF
	Six months ended January 31, 2022 (Unaudited)	Year ended July 31, 2021A
Selected Per-Share Data
Net asset value, beginning of period	$ 24.79	$ 20.00
Income from Investment Operations
Net investment income (loss)B,C	0.27	0.21
Net realized and unrealized gain (loss)	0.33	4.79
Total from investment operations	0.60	5.00
Distributions from net investment income	(0.25)	(0.21)
Total distributions	(0.25)	(0.21)
Net asset value, end of period	$ 25.14	$ 24.79
Total ReturnD,E,F	2.40%	25.17%
Ratios to Average Net AssetsB,G,H
Expenses before reductions	.59%	.59%
Expenses net of fee waivers, if any	.59%	.59%
Expenses net of all reductions	.59%	.58%
Net investment income (loss)	2.12%	1.80%
Supplemental Data
Net assets, end of period (000 omitted)	$22,623	$16,735
Portfolio turnover rateI,J,K	12%	23%

A	For the period February 2, 2021 (commencement of operations) to July 31, 2021.
B	Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.
C	Calculated based on average shares outstanding during the period.
D	Based on net asset value.
E	Total returns for periods of less than one year are not annualized.
F	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
G	Annualized.
H	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
I	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
J	Amount not annualized.
K	Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	62

Financial Highlights
	Fidelity Small-Mid Cap Opportunities ETF
	Six months ended January 31, 2022 (Unaudited)	Year ended July 31, 2021A
Selected Per-Share Data
Net asset value, beginning of period	$ 22.84	$ 20.00
Income from Investment Operations
Net investment income (loss)B,C	0.06	0.03
Net realized and unrealized gain (loss)	(0.16)	2.84
Total from investment operations	(0.10)	2.87
Distributions from net investment income	(0.06)	(0.03)
Total distributions	(0.06)	(0.03)
Net asset value, end of period	$ 22.68	$ 22.84
Total ReturnD,E,F	(0.47)%	14.36%
Ratios to Average Net AssetsB,G,H
Expenses before reductions	.64%	.64%
Expenses net of fee waivers, if any	.64%	.64%
Expenses net of all reductions	.64%	.63%
Net investment income (loss)	.47%	.22%
Supplemental Data
Net assets, end of period (000 omitted)	$28,911	$24,558
Portfolio turnover rateI,J,K	22%	37%

A	For the period February 2, 2021 (commencement of operations) to July 31, 2021.
B	Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.
C	Calculated based on average shares outstanding during the period.
D	Based on net asset value.
E	Total returns for periods of less than one year are not annualized.
F	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
G	Annualized.
H	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
I	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
J	Amount not annualized.
K	Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.
63	Semi-Annual Report

Financial Statements  – continued
Financial Highlights
	Fidelity Sustainable U.S. Equity ETF
	Six months ended January 31, 2022 (Unaudited)	Year ended July 31, 2021A
Selected Per-Share Data
Net asset value, beginning of period	$20.80	$20.00
Income from Investment Operations
Net investment income (loss)B,C	0.04	(—) D
Net realized and unrealized gain (loss)	0.27 E	0.80
Total from investment operations	0.31	0.80
Distributions from net investment income	(0.08)	—
Total distributions	(0.08)	—
Net asset value, end of period	$21.03	$20.80
Total ReturnF,G	1.45%	3.99%
Ratios to Average Net AssetsB,H,I
Expenses before reductions	.59%	.59%
Expenses net of fee waivers, if any	.59%	.59%
Expenses net of all reductions	.59%	.59%
Net investment income (loss)	.41%	(.07)%
Supplemental Data
Net assets, end of period (000 omitted)	$5,782	$3,120
Portfolio turnover rateJ,K,L	50%	23%

A	For the period June 15, 2021 (commencement of operations) to July 31, 2021.
B	Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.
C	Calculated based on average shares outstanding during the period.
D	Amount represents less than $0.005 per share.
E	The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of share transactions in relation to fluctuating market values of the investments of a Fund.
F	Based on net asset value.
G	Total returns for periods of less than one year are not annualized.
H	Annualized.
I	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
J	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
K	Amount not annualized.
L	Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	64

Financial Highlights
	Fidelity Women's Leadership ETF
	Six months ended January 31, 2022 (Unaudited)	Year ended July 31, 2021A
Selected Per-Share Data
Net asset value, beginning of period	$20.51	$20.00
Income from Investment Operations
Net investment income (loss)B,C	0.04	— D
Net realized and unrealized gain (loss)	(1.29)	0.51
Total from investment operations	(1.25)	0.51
Distributions from net investment income	(0.04)	—
Total distributions	(0.04)	—
Net asset value, end of period	$19.22	$20.51
Total ReturnE,F	(6.10)%	2.53%
Ratios to Average Net AssetsB,G,H
Expenses before reductions	.59%	.59%
Expenses net of fee waivers, if any	.59%	.59%
Expenses net of all reductions	.59%	.59%
Net investment income (loss)	.42%	.08%
Supplemental Data
Net assets, end of period (000 omitted)	$2,883	$2,051
Portfolio turnover rateI,J	38% K	5%

A	For the period June 15, 2021 (commencement of operations) to July 31, 2021.
B	Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.
C	Calculated based on average shares outstanding during the period.
D	Amount represents less than $0.005 per share.
E	Based on net asset value.
F	Total returns for periods of less than one year are not annualized.
G	Annualized.
H	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
I	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
J	Amount not annualized.
K	Portfolio turnover rate excludes securities received or delivered in-kind.
See accompanying notes which are an integral part of the financial statements.
65	Semi-Annual Report

Notes to Financial Statements
For the period ended January 31, 2022 (Unaudited)
1. Organization.
Fidelity Blue Chip Growth ETF, Fidelity Blue Chip Value ETF, Fidelity Growth Opportunities ETF, Fidelity Magellan ETF, Fidelity New Millennium ETF, Fidelity Real Estate Investment ETF, Fidelity Small-Mid Cap Opportunities ETF, Fidelity Sustainable U.S. Equity ETF (formerly Fidelity® Sustainability U.S. Equity ETF) and Fidelity Women’s Leadership ETF (the Funds) are non-diversified exchange-traded funds of Fidelity Covington Trust (the Trust) and are authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. For Fidelity Sustainable U.S. Equity ETF and Fidelity Women’s Leadership ETF, application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect exposure to certain issuers, sectors, regions, and countries and may affect performance depending on whether certain investments are in or out of favor. The criteria related to ESG ratings process and/or adherence to its sustainable investing exclusion criteria may result in forgoing opportunities to buy certain securities when it might otherwise be advantageous to do so, or selling securities for ESG reasons when it might be otherwise disadvantageous for it to do so. As a result, performance may at times be better or worse than the performance of funds that do not use ESG or sustainability criteria. There are significant differences in interpretations of what it means for an issuer to have positive ESG factors. While the investment adviser believes its definitions are reasonable, the portfolio decisions it makes may differ with other investors’ or advisers’ views.
2. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund’s Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:
Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund’s investments to the Fair Value Committee (the Committee) established by each Fund’s investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund’s investments and ratifies the fair value determinations of the Committee.
Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:
Level 1 – Unadjusted quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available)
Valuation techniques used to value each Fund’s investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund’s NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2022 is included at the end of each Fund’s Schedule of Investments.
Semi-Annual Report	66

2. Significant Accounting Policies – continued

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.
Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business (normally 4:00 p.m. Eastern time) of the New York Stock Exchange, Archipelago Exchange (NYSE Arca) for Fidelity Sustainable U.S. Equity ETF and Fidelity Women’s Leadership ETF, and of the Cboe BZX Exchange, Inc. (CboeBZX) for all other funds; and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.
Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that Fund and do not include the expenses associated with the any underlying mutual funds or exchange-traded funds. Although not included in a fund’s expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Realized gain or loss resulting from in-kind redemptions is not taxable to the Fund and is not distributed to shareholders of the Fund. Foreign taxes are provided for based on each Fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests.
Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.
Book-tax differences are primarily due to futures transactions, foreign currency transactions, passive foreign investment companies (PFIC), redemptions in kind, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.
67	Semi-Annual Report

Notes to Financial Statements  – continued
2. Significant Accounting Policies – continued

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:
	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Blue Chip Growth ETF	$ 417,744,178	$ 54,839,744	$ (42,500,842)	$ 12,338,902
Fidelity Blue Chip Value ETF	94,329,732	13,568,547	(1,290,750)	12,277,797
Fidelity Growth Opportunities ETF	62,236,297	2,894,311	(8,911,754)	(6,017,443)
Fidelity Magellan ETF	47,908,957	3,942,351	(1,152,213)	2,790,138
Fidelity New Millennium ETF	53,671,044	9,183,023	(1,924,527)	7,258,496
Fidelity Real Estate Investment ETF	20,977,474	1,849,642	(199,226)	1,650,416
Fidelity Small-Mid Cap Opportunities ETF	27,508,207	2,608,016	(1,298,784)	1,309,232
Fidelity Sustainable U.S. Equity ETF	5,923,839	249,650	(389,607)	(139,957)
Fidelity Women’s Leadership ETF	3,011,159	124,470	(220,127)	(95,657)
Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal year end and is subject to adjustment.
	No-expiration Short-term	No-expiration Long-term	Total capital loss carryforward
Fidelity Blue Chip Growth ETF	$ (2,264,599)	$ —	$ (2,264,599)
Fidelity Blue Chip Value ETF	—	—	—
Fidelity Growth Opportunities ETF	(751,103)	—	(751,103)
Fidelity Magellan ETF	(104,621)	—	(104,621)
Fidelity New Millennium ETF	—	—	—
Fidelity Real Estate Investment ETF	—	—	—
Fidelity Small-Mid Cap Opportunities ETF	(321,778)	—	(321,778)
Fidelity Sustainable U.S. Equity ETF	—	—	—
Fidelity Women’s Leadership ETF	(466)	—	(466)
Certain of the Funds intend to elect to defer to the next fiscal year ordinary losses recognized during the period January 1, 2020 to July 31, 2021. Loss deferrals were as follows:
Ordinary Losses
Fidelity Blue Chip Growth ETF	$ (494,447)
Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
3. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.
The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.
The Funds' use of derivatives increased or decreased their exposure to the following risk:
Equity Risk        Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.
Semi-Annual Report	68

3. Derivative Instruments – continued

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.
Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statements of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market.
Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statements of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statements of Operations.
Any open futures contracts at period end are presented in the Schedule of Investments under the caption “Futures Contracts”. The notional amount at value reflects each contract’s exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statements of Assets and Liabilities.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.
	Purchases ($)	Sales ($)
Fidelity Blue Chip Growth ETF	149,798,896	141,196,620
Fidelity Blue Chip Value ETF	37,746,408	37,032,857
Fidelity Growth Opportunities ETF	26,555,315	22,401,883
Fidelity Magellan ETF	15,897,920	14,484,395
Fidelity New Millennium ETF	9,086,228	10,978,012
Fidelity Real Estate Investment ETF	2,848,879	2,332,368
Fidelity Small-Mid Cap Opportunities ETF	7,308,623	6,023,037
Fidelity Sustainable U.S. Equity ETF	3,085,776	2,359,494
Fidelity Women’s Leadership ETF	1,237,266	946,627
Securities received and delivered in-kind through subscriptions and redemptions are noted in the table below.
	In-kind Subscriptions ($)	In-kind Redemptions ($)
Fidelity Blue Chip Growth ETF	117,903,875	64,500,696
Fidelity Blue Chip Value ETF	11,124,224	1,303,899
Fidelity Growth Opportunities ETF	22,318,451	431,868
Fidelity Magellan ETF	16,184,076	905,164
Fidelity New Millennium ETF	2,396,491	2,493,452
Fidelity Real Estate Investment ETF	6,466,148	1,163,613
Fidelity Small-Mid Cap Opportunities ETF	4,580,298	1,299,149
Fidelity Sustainable U.S. Equity ETF	3,256,237	1,303,127
Fidelity Women’s Leadership ETF	715,157	—
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) provides the Funds with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of 0.59% of each Fund's average net assets, except for Fidelity Small-Mid Cap Opportunities ETF. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain other miscellaneous expenses such as proxy and shareholder meeting expenses.
69	Semi-Annual Report

Notes to Financial Statements  – continued
5. Fees and Other Transactions with Affiliates – continued

Fidelity Small-Mid Cap Opportunities ETF’s management fee is based on an annual rate of .64% of average net assets. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses.
During January 2022 the Board approved a change in the management fee for Fidelity Small-Mid Cap Opportunities ETF from .64% to .60% effective February 1, 2022.
Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in the net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statements of Operations. The commissions paid to these affiliated firms were as follows:
Amount
Fidelity Blue Chip Growth ETF	$ 1,821
Fidelity Blue Chip Value ETF	355
Fidelity Growth Opportunities ETF	425
Fidelity Magellan ETF	123
Fidelity New Millennium ETF	217
Fidelity Real Estate Investment ETF	50
Fidelity Small-Mid Cap Opportunities ETF	156
Fidelity Sustainable U.S. Equity ETF	48
Fidelity Women’s Leadership ETF	23
Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note and are noted in the table below.
	Purchases	Sales	Realized Gain (Loss)
Fidelity Blue Chip Growth ETF	$ 5,140,352	$ 1,154,744	$ (168,938)
Fidelity Blue Chip Value ETF	440,096	660,488	115,907
Fidelity New Millennium ETF	141,742	89,695	5,239
6. Share Transactions.
Funds issue and redeem shares at NAV only with certain authorized participants in large increments known as Creation Units. Purchases of Creation Units are made by tendering a basket of designated securities to a fund and redemption proceeds are paid with a basket of securities from a fund’s portfolio with a balancing cash component to equate the market value of the basket of securities delivered or redeemed to the NAV per Creation Unit on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. A fund’s shares are available in smaller increments to investors in the secondary market at market prices and may be subject to commissions. Authorized participants pay a transaction fee to the shareholder servicing agent when purchasing and redeeming Creation Units of a fund. The transaction fee is used to offset the costs associated with the issuance and redemption of Creation Units.
7. Other.
A fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
8. Coronavirus (COVID-19) Pandemic.
An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Funds' performance.
Semi-Annual Report	70

Shareholder Expense Example (Unaudited)
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested for the one-half year period (August 1, 2021 to January 31, 2022).
Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Annualized Expense RatioA	Beginning Account Value August 1, 2021	Ending Account Value January 31, 2022	Expenses Paid During PeriodB August 1, 2021 to January 31, 2022
Fidelity Blue Chip Growth ETF	0.59%
Actual		$ 1,000.00	$ 932.40	$ 2.87
Hypothetical C		$ 1,000.00	$ 1,022.23	$ 3.01
Fidelity Blue Chip Value ETF	0.59%
Actual		$ 1,000.00	$ 1,041.00	$ 3.04
Hypothetical C		$ 1,000.00	$ 1,022.23	$ 3.01
Fidelity Growth Opportunities ETF	0.59%
Actual		$ 1,000.00	$ 842.70	$ 2.74
Hypothetical C		$ 1,000.00	$ 1,022.23	$ 3.01
Fidelity Magellan ETF	0.59%
Actual		$ 1,000.00	$ 976.10	$ 2.94
Hypothetical C		$ 1,000.00	$ 1,022.23	$ 3.01
Fidelity New Millennium ETF	0.59%
Actual		$ 1,000.00	$ 1,022.80	$ 3.01
Hypothetical C		$ 1,000.00	$ 1,022.23	$ 3.01
Fidelity Real Estate Investment ETF	0.59%
Actual		$ 1,000.00	$ 1,024.00	$ 3.01
Hypothetical C		$ 1,000.00	$ 1,022.23	$ 3.01
Fidelity Small-Mid Cap Opportunities ETF	0.64%
Actual		$ 1,000.00	$ 995.30	$ 3.22D
Hypothetical C		$ 1,000.00	$ 1,021.98	$ 3.26D
71	Semi-Annual Report

Shareholder Expense Example (Unaudited)  – continued
	Annualized Expense RatioA	Beginning Account Value August 1, 2021	Ending Account Value January 31, 2022	Expenses Paid During PeriodB August 1, 2021 to January 31, 2022
Fidelity Sustainable U.S. Equity ETF	0.59%
Actual		$ 1,000.00	$ 1,014.50	$ 3.00
Hypothetical C		$ 1,000.00	$ 1,022.23	$ 3.01
Fidelity Women's Leadership ETF	0.59%
Actual		$ 1,000.00	$ 939.00	$ 2.88
Hypothetical C		$ 1,000.00	$ 1,022.23	$ 3.01

A	Annualized expense ratio reflects expenses net of applicable fee waivers.
B	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.
C	5% return per year before expenses.
D	If fees and changes to the expense contract and/ or expense cap, effective February 1, 2022, had been in effect during the current period, the restated annualized expense ratio and the expenses paid in the actual and hypothetical examples above would be as shown in table below:
Semi-Annual Report	72

	Annualized Expense RatioA	Expenses Paid
Fidelity Small-Mid Cap Opportunities ETF	0.60%
Actual		$ 3.02
Hypothetical B		$ 3.06

A	Annualized expense ratio reflects expenses net of applicable fee waivers.
B	5% return per year before expenses.
73	Semi-Annual Report

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Small-Mid Cap Opportunities ETF
At its January 2022 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), approved an amended and restated management contract with Fidelity Management & Research Company LLC (FMR) for the fund to take effect February 1, 2022 (the Amended Contract) that lowered the management fee rate to be paid. The Board, assisted by the advice of fund counsel and Independent Trustees’ counsel, considered a broad range of information.
Nature, Extent, and Quality of Services Provided. The Board noted that it previously received and considered materials relating to the nature, extent and quality of services provided by FMR and the fund’s sub-advisers to the fund, including the resources dedicated to investment management and support services, shareholder and administrative services, the benefits to shareholders of investment in a large fund family, and the investment performance of the fund in connection with the annual renewal of the fund’s current management contract and sub-advisory agreements (Advisory Contracts). At its January 2022 meeting, the Board concluded that the nature, extent and quality of the services provided to the fund under the existing Advisory Contracts should benefit the fund’s shareholders. The Board noted that approval of the Amended Contract would not change the fund’s portfolio manager, the investment processes, the level or nature of services provided, the resources and personnel allocated or trading and compliance operations. The Board concluded that the nature, extent, and quality of services to be provided to the fund under the Amended Contract will continue to benefit the fund’s shareholders.
Competitiveness of Management Fee and Total Expense Ratio. The Board considered that it received and reviewed information regarding the fund’s current management fee and total expense ratio compared to “mapped groups” of competitive funds and classes in connection with the initial contract approvals for the fund. Based on its review, the Board concluded at its January 2022 meeting that the fund’s current management fee and total expenses are fair and reasonable in light of the services that the fund receives and the other factors considered. In its review of the proposed management fee rate under the Amended Contract, the Board considered that the proposed management fee rate would be lower than the current management fee rate. The Board also considered that the proposed management fee rate would not result in any changes in the relationships of the fund’s management fee rate and total expense ratio to the competitive medians of its total mapped groups of competitor funds provided to the Board in connection with the initial contract approvals for the fund.
Based on its review, the Board concluded that the management fee and the total expenses continue to be fair and reasonable in light of the services that the fund receives and the other factors considered.
Costs of the Services and Profitability. The Board noted that the fund continues to be a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund at the time it approved the Amended Contract. In connection with its future renewal of the fund’s advisory arrangements, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund’s shareholders.
Economies of Scale. The Board will consider economies of scale when there is sufficient operating experience to permit assessment thereof. It noted that, notwithstanding the entrepreneurial risk associated with a newer fund, the management fee was at a level normally associated, by comparison with competitors, with very high fund net assets, and Fidelity asserted to the Board that the level of the fee anticipated economies of scale at lower asset levels even before, if ever, economies of scale are achieved. The Board also noted that the fund and its shareholders have access to the very considerable number and variety of services available through Fidelity and its affiliates.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the fund’s advisory fee structures are fair and reasonable, and that the Amended Contract should be approved.
Semi-Annual Report	74

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75	Semi-Annual Report

GTF-SANN-0422
1.9897895.101

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a)     Not applicable.

(b)     Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Covington Trust’s Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Covington Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)	(1)	Not applicable.

(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)	(3)	Not applicable.

(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Covington Trust

By:	/s/ Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	March 24, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	March 24, 2022

By:	/s/ John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	March 24, 2022